UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21977

                Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                  Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Anna Paglia

President

3500 Lacey Road

                                      Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b)	Not applicable.

Invesco Semi-Annual Report to Shareholders

April 30, 2022

PBTP   Invesco PureBetaSM 0-5 Yr US TIPS ETF

PBDM  Invesco PureBetaSM FTSE Developed ex-North America ETF

PBEE   Invesco PureBetaSM FTSE Emerging Markets ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 15, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

April 30, 2022

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Treasury Securities-99.89%
U.S. Treasury Inflation – Indexed Notes-99.89%(a)
0.13%, 07/15/2022	$6,174,178	$6,286,458
0.13%, 01/15/2023	6,151,527	6,324,913
0.63%, 04/15/2023	6,553,087	6,776,444
0.38%, 07/15/2023	6,101,064	6,339,922
0.63%, 01/15/2024	6,079,578	6,346,886
0.50%, 04/15/2024	4,422,550	4,615,560
0.13%, 07/15/2024	5,976,979	6,224,445
0.13%, 10/15/2024	4,745,848	4,927,443
0.25% - 2.38%, 01/15/2025	11,134,397	11,887,439
0.13%, 04/15/2025	4,765,475	4,934,474
0.38%, 07/15/2025	5,984,582	6,268,054
0.13%, 10/15/2025	4,574,953	4,744,046
0.63% - 2.00%, 01/15/2026	9,667,326	10,364,926
0.13%, 04/15/2026	5,259,846	5,427,804
0.13%, 07/15/2026	5,321,555	5,512,833
0.13%, 10/15/2026	4,854,120	5,017,528
0.38% - 2.38%, 01/15/2027	8,346,407	8,977,598
0.13%, 04/15/2027	2,446,597	2,519,713

Total U.S. Treasury Securities (Cost $114,704,694)		113,496,486

	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(b)(c) (Cost $55,412)	55,412	$55,412

TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $114,760,106)		113,551,898
OTHER ASSETS LESS LIABILITIES-0.06%		67,110

NET ASSETS-100.00%		$113,619,008

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 2I.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$60,551	$1,258,330	$(1,263,469)	$-	$-	$55,412	$39
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,543,304	13,231,432	(14,774,736)	-	-	-	123	*
Invesco Private Prime Fund	3,601,042	23,857,518	(27,457,908)	-	(652)	-	743	*

Total	$5,204,897	$38,347,280	$(43,496,113)	$-	$(652)	$55,412	$905

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Duration Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Maturing in 0-5 Years	99.89
Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.61%
Australia-8.81%
Adbri Ltd.	2,521	$5,152
AGL Energy Ltd.	3,628	22,227
Allkem Ltd.(a)	3,186	26,555
ALS Ltd.	2,648	24,114
Altium Ltd.	601	13,468
Alumina Ltd.	13,913	17,727
AMP Ltd.(a)	18,019	14,595
Ampol Ltd.	1,314	30,916
Ansell Ltd.	709	13,657
APA Group	6,512	52,558
Appen Ltd.	606	2,782
Aristocrat Leisure Ltd.	3,692	85,833
ASX Ltd.	1,068	64,563
Atlas Arteria Ltd.	5,290	25,806
Aurizon Holdings Ltd.	9,740	27,777
Australia & New Zealand Banking Group Ltd.	15,535	296,580
Bank of Queensland Ltd.	3,529	20,009
Beach Energy Ltd.	9,733	11,129
Bendigo & Adelaide Bank Ltd.(b)	3,044	22,718
BHP Group Ltd.	27,880	942,507
BlueScope Steel Ltd.	2,703	38,542
Boral Ltd.(b)	2,219	5,550
Brambles Ltd.	7,915	58,787
carsales.com Ltd.	1,487	21,900
Challenger Ltd.	3,698	18,714
Charter Hall Group	2,600	27,717
Cleanaway Waste Management Ltd.	7,511	16,902
Cochlear Ltd.	353	57,044
Coles Group Ltd.	6,997	92,163
Commonwealth Bank of Australia	9,531	694,498
Computershare Ltd.	2,964	52,257
Crown Resorts Ltd.(a)	1,925	17,572
CSL Ltd.	2,673	508,825
CSR Ltd.	2,677	11,474
Deterra Royalties Ltd.	2,333	7,937
Dexus	5,936	46,522
Domain Holdings Australia Ltd.	1,276	3,108
Domino’s Pizza Enterprises Ltd.	333	17,703
Downer EDI Ltd.	3,800	14,787
EBOS Group Ltd.	595	16,266
Endeavour Group Ltd.	6,997	38,679
Evolution Mining Ltd.	9,242	26,094
Flight Centre Travel Group Ltd.(a)(b)	791	12,389
Fortescue Metals Group Ltd.	8,772	133,756
Glencore PLC	73,400	451,747
Goodman Group	10,114	169,203
GPT Group (The)	10,572	37,832
Harvey Norman Holdings Ltd.(b)	3,268	11,700
IDP Education Ltd.	999	18,497
IGO Ltd.	3,427	31,768
Iluka Resources Ltd.	2,313	18,240
Incitec Pivot Ltd.	10,701	29,132
Insignia Financial Ltd.	3,508	8,401
Insurance Australia Group Ltd.	13,408	42,773
JB Hi-Fi Ltd.	623	23,196
Lendlease Corp. Ltd.	3,793	32,588
Lynas Rare Earths Ltd.(a)	4,957	31,347

	Shares	Value
Australia-(continued)
Macquarie Group Ltd.	1,915	$276,015
Magellan Financial Group Ltd.(b)	769	8,738
Medibank Pvt Ltd.	15,200	34,235
Metcash Ltd.(b)	5,327	17,957
Mineral Resources Ltd.	768	31,464
Mirvac Group	21,708	36,964
National Australia Bank Ltd.	18,175	416,071
Newcrest Mining Ltd.	4,923	92,827
NEXTDC Ltd.(a)	2,499	19,505
Northern Star Resources Ltd.	6,273	42,901
Nufarm Ltd.	1,758	7,932
Orica Ltd.	2,240	25,837
Origin Energy Ltd.	9,690	46,555
Orora Ltd.	4,783	13,412
OZ Minerals Ltd.	1,791	31,266
Perpetual Ltd.(b)	310	7,142
Pilbara Minerals Ltd.(a)	14,500	28,085
Platinum Asset Management Ltd.	2,893	3,804
Pro Medicus Ltd.(b)	223	7,292
Qantas Airways Ltd.(a)	4,060	15,750
QBE Insurance Group Ltd.	8,129	70,031
Qube Holdings Ltd.	8,104	16,732
Ramsay Health Care Ltd.	964	54,771
REA Group Ltd.	278	24,814
Reece Ltd.	1,467	17,832
Rio Tinto Ltd.	2,048	163,275
Rio Tinto PLC	6,081	430,668
Santos Ltd.	16,944	95,174
Scentre Group	28,619	59,965
SEEK Ltd.	1,923	37,659
Seven Group Holdings Ltd.	740	10,353
Shopping Centres Australasia Property Group	6,119	13,084
Sonic Healthcare Ltd.	2,635	67,968
South32 Ltd.	25,739	86,278
Star Entertainment Group Ltd. (The)(a)	4,729	10,496
Stockland	13,163	38,138
Suncorp Group Ltd.	6,964	56,164
Tabcorp Holdings Ltd.	11,472	43,876
Telstra Corp. Ltd.	22,694	64,675
TPG Telecom Ltd.	2,024	8,361
Transurban Group	16,776	168,669
Treasury Wine Estates Ltd.	3,984	31,297
Vicinity Centres	20,790	27,258
Washington H Soul Pattinson & Co. Ltd.	1,468	28,585
Wesfarmers Ltd.	6,244	216,608
Westpac Banking Corp.	19,644	329,159
Whitehaven Coal Ltd.	4,762	16,460
WiseTech Global Ltd.	869	26,950
Woodside Petroleum Ltd.	5,302	115,906
Woolworths Group Ltd.	6,673	181,286
Worley Ltd.	2,060	20,196

		8,262,723

Austria-0.26%
ams-OSRAM AG(a)(b)	1,356	16,665
ANDRITZ AG	371	15,738
Erste Group Bank AG	1,695	52,361
Mondi PLC(b)	2,672	49,386

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Austria-(continued)
OMV AG	783	$39,978
Raiffeisen Bank International AG(b)	713	8,010
Telekom Austria AG	754	5,377
Verbund AG(b)	364	38,978
voestalpine AG	633	16,507

		243,000

Belgium-0.85%
Ackermans & van Haaren N.V.	140	24,959
Ageas S.A./N.V.	981	47,032
Anheuser-Busch InBev S.A./N.V.	4,763	274,612
D’Ieteren Group	153	24,788
Elia Group S.A./N.V.(b)	185	29,481
Etablissements Franz Colruyt N.V.	275	10,115
Groupe Bruxelles Lambert S.A.	560	52,915
KBC Group N.V.	1,515	103,189
Proximus SADP	771	13,445
Sofina S.A.	84	25,805
Solvay S.A., Class A	371	35,063
Telenet Group Holding N.V.	251	7,463
UCB S.A.	666	75,791
Umicore S.A.(b)	1,129	43,586
Warehouses De Pauw C.V.A.(b)	776	29,783

		798,027

Brazil-0.05%
Yara International ASA	897	45,927

Cambodia-0.01%
NagaCorp Ltd.	6,692	5,981

Chile-0.04%
Antofagasta PLC(b)	1,909	36,659

China-0.47%
AAC Technologies Holdings, Inc.	3,807	8,813
BeiGene Ltd.(a)(b)	3,670	46,019
BOC Hong Kong Holdings Ltd.	19,614	70,760
Budweiser Brewing Co. APAC Ltd.(c)	9,298	23,262
China Travel International Investment Hong Kong Ltd.(a)	13,198	2,375
Chow Tai Fook Jewellery Group Ltd.	8,909	14,877
ESR Cayman Ltd.(a)(c)	9,202	27,914
FIH Mobile Ltd.(a)	15,371	1,906
HUTCHMED China Ltd.(a)	2,500	8,019
Kerry Logistics Network Ltd.	1,263	2,883
Lee & Man Paper Manufacturing Ltd.	7,642	3,646
Lenovo Group Ltd.	41,428	40,189
MicroPort Scientific Corp.	2,619	5,159
Minth Group Ltd.	4,329	10,209
MMG Ltd.(a)	13,057	5,508
Nexteer Automotive Group Ltd.	4,389	2,459
Shangri-La Asia Ltd.(a)	6,527	4,947
Shui On Land Ltd.	19,144	2,709
SITC International Holdings Co. Ltd.	6,545	21,853
Tingyi Cayman Islands Holding Corp.	10,889	19,777
Towngas Smart Energy Co. Ltd.	5,488	2,704
Uni-President China Holdings Ltd.	6,548	5,749
Want Want China Holdings Ltd.	29,387	26,459
Wharf Holdings Ltd. (The)	7,614	22,168

	Shares	Value
China-(continued)
Wilmar International Ltd.	11,622	$37,239
Xinyi Glass Holdings Ltd.	10,912	24,117

		441,720

Denmark-2.40%
Ambu A/S, Class B(b)	945	12,421
AP Moller - Maersk A/S, Class A	23	64,551
AP Moller - Maersk A/S, Class B	30	86,079
Carlsberg A/S, Class B	530	67,084
Chr. Hansen Holding A/S	567	44,184
Coloplast A/S, Class B	734	99,099
Danske Bank A/S	3,634	55,091
Demant A/S(a)	559	24,577
DSV A/S	1,071	174,943
Genmab A/S(a)	326	114,996
GN Store Nord A/S	705	26,283
H Lundbeck A/S	329	7,565
Novo Nordisk A/S, Class B	8,804	1,006,916
Novozymes A/S, Class B	1,094	76,009
Orsted A/S(c)	1,039	116,833
Pandora A/S	512	44,407
ROCKWOOL A/S, Class B	34	9,541
Royal Unibrew A/S	260	22,237
SimCorp A/S	219	15,363
Tryg A/S	1,696	40,200
Vestas Wind Systems A/S	5,564	143,144

		2,251,523

Finland-1.19%
Elisa OYJ	791	46,232
Fortum OYJ	2,379	39,127
Huhtamaki OYJ	512	19,191
Kesko OYJ, Class B	1,486	37,493
Kojamo OYJ	1,075	21,206
Kone OYJ, Class B	2,166	103,935
Metso Outotec OYJ	3,340	28,262
Neste OYJ	2,294	98,617
Nokia OYJ(a)	31,062	158,069
Nokian Renkaat OYJ	747	10,047
Nordea Bank Abp	19,697	195,531
Orion OYJ, Class B	572	22,378
Sampo OYJ, Class A	2,787	134,299
Stora Enso OYJ, Class R	3,166	61,962
UPM-Kymmene OYJ	2,939	100,953
Valmet OYJ	732	19,592
Wartsila OYJ Abp	2,687	21,451

		1,118,345

France-9.42%
Accor S.A.(a)	1,008	32,761
Adevinta ASA, Class B(a)	1,530	12,029
Aeroports de Paris(a)(b)	148	20,924
Air Liquide S.A.	2,601	449,045
Airbus SE	3,124	339,727
ALD S.A.(b)(c)	444	6,040
Alstom S.A.	1,627	35,419
Amundi S.A.(c)	314	18,734
Arkema S.A.	358	40,404
Atos SE	518	12,533
AXA S.A.	10,607	280,828
BioMerieux	223	21,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
France-(continued)
BNP Paribas S.A.	6,002	$307,820
Bollore SE	5,448	25,299
Bouygues S.A.(b)	1,173	40,302
Bureau Veritas S.A.	1,564	44,818
Capgemini SE	882	179,423
Carrefour S.A.	3,420	72,498
Cie de L’Odet SE	2	2,309
Cie de Saint-Gobain	2,576	149,906
Cie Generale des Etablissements Michelin S.C.A.	965	119,298
Cie Plastic Omnium S.A.	304	4,884
CNP Assurances(b)	824	18,142
Covivio	276	19,502
Credit Agricole S.A.	6,678	71,678
Danone S.A.	3,311	199,049
Dassault Aviation S.A.	128	21,632
Dassault Systemes SE	3,670	163,259
Edenred	1,375	68,922
Eiffage S.A.	408	40,023
Electricite de France S.A.	3,904	35,301
ENGIE S.A.(b)	9,145	107,425
EssilorLuxottica S.A.	1,627	276,015
Eurazeo SE	267	20,443
Faurecia SE	656	14,133
Gecina S.A.	284	31,818
Getlink SE	2,510	45,849
Hermes International	171	210,399
ICADE	179	10,650
Ipsen S.A.	185	19,197
JCDecaux S.A.(a)	400	8,421
Kering S.A.	405	215,117
Klepierre S.A.	999	23,724
La Francaise des Jeux SAEM(c)	480	17,858
Legrand S.A.	1,474	130,113
L’Oreal S.A.(b)	1,378	501,317
LVMH Moet Hennessy Louis Vuitton SE(b)	1,383	884,976
Neoen S.A.(a)(b)(c)	148	5,894
Orange S.A.	10,573	125,926
Orpea S.A.(b)	259	9,194
Pernod Ricard S.A.	1,151	237,146
Publicis Groupe S.A.	1,261	75,481
Remy Cointreau S.A.	135	26,734
Renault S.A.(a)	1,016	24,624
Rexel S.A.	1,674	34,351
Safran S.A.	1,920	204,341
Sanofi(b)	6,085	640,453
Sartorius Stedim Biotech	132	42,966
Schneider Electric SE	2,965	422,287
SCOR SE	863	24,260
SEB S.A.	166	19,902
Societe Generale S.A.	4,202	99,836
Sodexo S.A.	480	35,991
SOITEC(a)	112	20,055
Somfy S.A.	43	5,726
Teleperformance	320	114,413
Thales S.A.	553	70,840
TotalEnergies SE	13,280	654,327
Ubisoft Entertainment S.A.(a)(b)	518	23,388
Unibail-Rodamco-Westfield(a)(b)	566	40,097
Valeo	1,324	23,875

	Shares	Value
France-(continued)
Veolia Environnement S.A.	3,573	$102,983
Vinci S.A.	2,765	266,779
Vivendi SE(b)	3,868	44,353
Wendel SE	148	14,663
Worldline S.A.(a)(c)	1,340	52,522

		8,834,528

Germany-7.39%
1&1 AG	254	5,334
adidas AG	1,011	205,919
Allianz SE	2,299	524,356
Aroundtown S.A.	6,286	31,818
Auto1 Group SE(a)(c)	370	3,915
BASF SE	5,048	268,453
Bayer AG	5,522	363,970
Bayerische Motoren Werke AG	1,771	146,682
Bayerische Motoren Werke AG, Preference Shares	318	23,701
Bechtle AG	444	20,759
Beiersdorf AG	550	55,597
Brenntag SE	853	66,537
Carl Zeiss Meditec AG, BR	202	25,514
Commerzbank AG(a)	5,737	38,020
Continental AG(a)	596	41,510
Covestro AG(c)	993	43,254
CTS Eventim AG & Co. KGaA(a)	324	22,517
Daimler Truck Holding AG(a)	2,314	62,524
Deutsche Bank AG(a)	11,269	115,082
Deutsche Boerse AG	1,013	177,612
Deutsche Lufthansa AG(a)(b)	3,298	24,887
Deutsche Post AG	5,394	232,851
Deutsche Telekom AG	18,972	349,458
Deutsche Wohnen SE	251	7,217
DWS Group GmbH & Co. KGaA(c)	185	6,124
E.ON SE	11,942	125,100
Evonik Industries AG	1,053	27,845
Evotec SE(a)	849	20,621
Fielmann AG	134	6,814
Fraport AG Frankfurt Airport Services Worldwide(a)	185	10,002
Fresenius Medical Care AG & Co. KGaA	1,120	70,231
Fresenius SE & Co. KGaA	2,250	80,229
Fuchs Petrolub SE	185	4,938
Fuchs Petrolub SE, Preference Shares	384	12,225
GEA Group AG	913	35,867
Hannover Rueck SE	331	51,994
HeidelbergCement AG	798	46,521
Hella GmbH & Co. KGaA	126	7,982
HelloFresh SE(a)	902	38,614
Henkel AG & Co. KGaA	555	35,481
Henkel AG & Co. KGaA, Preference Shares	963	62,337
HOCHTIEF AG	106	6,459
Infineon Technologies AG	7,182	207,979
KION Group AG	432	24,363
Knorr-Bremse AG	365	26,315
LANXESS AG	470	18,480
LEG Immobilien SE	402	41,391
Mercedes-Benz Group AG	4,714	333,691
Merck KGaA	713	132,223
METRO AG(a)	722	6,349

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Germany-(continued)
MTU Aero Engines AG	294	$59,458
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	773	184,971
Nemetschek SE	296	23,766
Porsche Automobil Holding SE, Preference Shares	845	70,905
Puma SE	549	40,936
Rational AG	18	11,080
Rheinmetall AG	238	53,796
RWE AG	3,475	145,135
SAP SE	6,196	639,074
Sartorius AG	13	4,361
Sartorius AG, Preference Shares	136	51,521
Scout24 SE(c)	414	26,415
Siemens AG	4,204	522,356
Siemens Energy AG	2,364	45,770
Siemens Healthineers AG(c)	1,529	82,683
Sixt SE(a)	72	9,472
Sixt SE, Preference Shares	91	6,634
SUSE S.A.(a)	198	6,448
Symrise AG	761	91,080
Talanx AG	293	12,355
Telefonica Deutschland Holding AG	3,684	11,150
thyssenkrupp AG(a)	2,674	20,819
Traton SE	276	4,628
TUI AG(a)(b)	5,943	16,701
Uniper SE	482	12,468
United Internet AG	592	19,192
Vantage Towers AG	510	17,324
Varta AG	74	6,962
Volkswagen AG	176	38,842
Volkswagen AG, Preference Shares	1,010	158,696
Vonovia SE	4,286	171,382
Wacker Chemie AG	74	11,935
Zalando SE(a)(c)	1,202	47,674

		6,923,651

Hong Kong-2.40%
AIA Group Ltd.	67,586	660,381
ASM Pacific Technology Ltd.	1,741	17,594
Bank of East Asia Ltd. (The)	6,966	10,280
Cafe de Coral Holdings Ltd.	2,159	3,365
Cathay Pacific Airways Ltd.(a)	5,377	5,371
Champion REIT	10,931	4,777
CK Asset Holdings Ltd.	10,888	73,718
CK Hutchison Holdings Ltd.	14,705	102,960
CK Infrastructure Holdings Ltd.	3,296	22,179
CLP Holdings Ltd.	9,239	89,948
Dah Sing Banking Group Ltd.	2,174	1,817
Dah Sing Financial Holdings Ltd.	869	2,526
Dairy Farm International Holdings Ltd.	1,686	4,542
Guotai Junan International Holdings Ltd.	14,111	1,530
Haitong International Securities Group Ltd.	14,069	2,234
Hang Lung Group Ltd.	4,416	8,615
Hang Lung Properties Ltd.	10,912	20,811
Hang Seng Bank Ltd.	4,026	71,097
Henderson Land Development Co. Ltd.	7,584	30,581
Hong Kong & China Gas Co. Ltd. (The)	59,892	65,992
Hong Kong Exchanges & Clearing Ltd.	7,026	298,006
Hongkong Land Holdings Ltd.	6,431	29,939

	Shares	Value
Hong Kong-(continued)
Huabao International Holdings Ltd.	5,425	$2,954
Hutchison Port Holdings Trust, Class U	27,834	6,648
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,614	1,101
Hysan Development Co. Ltd.	3,296	9,648
Jardine Matheson Holdings Ltd.	1,147	60,614
Johnson Electric Holdings Ltd., H Shares	1,662	1,900
Kerry Properties Ltd.	3,284	8,831
Lifestyle International Holdings Ltd.(a)	2,713	1,304
Link REIT	11,636	100,343
Man Wah Holdings Ltd.	8,501	7,942
Mapletree North Asia Commercial Trust(c)	11,992	10,328
Melco International Development Ltd.(a)	4,380	3,435
MTR Corp. Ltd.	8,147	43,243
New World Development Co. Ltd.	7,656	29,279
NWS Holdings Ltd.	7,665	6,937
Orient Overseas International Ltd.	700	19,297
PCCW Ltd.	22,985	13,035
Power Assets Holdings Ltd.	7,623	51,224
Shun Tak Holdings Ltd.(a)	6,883	1,390
Sino Land Co. Ltd.	19,416	25,591
Sun Hung Kai Properties Ltd.	8,098	93,309
Swire Pacific Ltd., Class A	2,740	15,616
Swire Pacific Ltd., Class B	5,440	5,116
Swire Properties Ltd.	5,903	14,060
Techtronic Industries Co. Ltd.	7,062	94,292
United Energy Group Ltd.	41,446	4,888
Vinda International Holdings Ltd.(b)	1,117	2,694
Vitasoy International Holdings Ltd.(b)	4,362	7,917
VTech Holdings Ltd.	875	6,178
WH Group Ltd.	42,789	29,454
Wharf Real Estate Investment Co. Ltd.	8,738	40,981
Yue Yuen Industrial Holdings Ltd.(a)	3,844	5,648

		2,253,460

Indonesia-0.01%
First Pacific Co. Ltd.	13,111	5,274
Golden Agri-Resources Ltd.	35,054	8,192

		13,466

Ireland-0.55%
AIB Group PLC	4,327	9,328
CRH PLC	4,267	168,818
Flutter Entertainment PLC(a)	966	96,901
Glanbia PLC	1,037	12,449
Kerry Group PLC, Class A	849	93,791
Kingspan Group PLC	833	76,359
Smurfit Kappa Group PLC	1,430	59,948

		517,594

Israel-0.77%
AFI Properties Ltd.	92	5,586
Airport City Ltd.(a)	407	9,074
Alony Hetz Properties & Investments Ltd.	592	9,659
Amot Investments Ltd.	777	5,897
Ashtrom Group Ltd.(b)	221	6,177
Azrieli Group Ltd.	222	19,031
Bank Hapoalim BM	7,371	68,191
Bank Leumi Le-Israel BM	8,170	85,629
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	11,807	18,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Israel-(continued)
Big Shopping Centers Ltd.	74	$11,217
Camtek Ltd.(a)	147	4,278
Elbit Systems Ltd.	147	31,968
Elco Ltd.	52	4,046
Electra Ltd.	10	6,869
Energix-Renewable Energies Ltd.	1,036	3,533
Enlight Renewable Energy Ltd.(a)	5,091	10,977
Fattal Holdings 1998 Ltd.(a)	45	6,473
First International Bank of Israel Ltd. (The)	296	12,421
Fox Wizel Ltd.	38	5,539
Gav-Yam Lands Corp. Ltd.	554	6,079
Gazit-Globe Ltd	481	4,539
Harel Insurance Investments & Financial Services Ltd.	629	7,690
ICL Group Ltd.	4,005	44,369
Israel Corp. Ltd. (The)(a)	20	11,331
Israel Discount Bank Ltd., Class A	6,753	39,851
Maytronics Ltd.	258	4,595
Melisron Ltd.(a)	111	9,003
Mivne Real Estate KD Ltd.	3,894	14,649
Mizrahi Tefahot Bank Ltd.	740	27,359
Nice Ltd.(a)	372	76,904
Nova Ltd.(a)	149	14,260
OPC Energy Ltd.(a)	407	4,477
Paz Oil Co. Ltd.(a)	86	13,350
Phoenix Holdings Ltd. (The)	703	8,806
Sapiens International Corp. N.V	148	3,458
Shapir Engineering and Industry Ltd.(b)	629	5,871
Shikun & Binui Ltd.(a)	1,182	6,979
Shufersal Ltd.(b)	629	5,301
Strauss Group Ltd.	222	5,923
Teva Pharmaceutical Industries Ltd.(a)(b)	5,570	48,984
Tower Semiconductor Ltd.(a)	592	28,453

		717,516

Italy-1.97%
A2A S.p.A.	8,343	14,222
Amplifon S.p.A.	703	27,973
Assicurazioni Generali S.p.A.(b)	7,159	135,106
Atlantia S.p.A.(a)	2,714	64,429
Banca Mediolanum S.p.A.	1,325	9,542
Buzzi Unicem S.p.A.(b)	513	9,437
Coca-Cola HBC AG	1,076	21,721
Davide Campari-Milano N.V.	2,725	30,667
De Longhi S.p.A.(b)	389	9,409
DiaSorin S.p.A.	150	19,608
Enel S.p.A.	42,862	277,020
Eni S.p.A.	13,658	191,649
Ferrari N.V.	685	144,488
FinecoBank Banca Fineco S.p.A.	3,365	46,358
Hera S.p.A.	4,334	16,121
Infrastrutture Wireless Italiane S.p.A.(c)	1,941	20,680
Interpump Group S.p.A.	443	17,827
Intesa Sanpaolo S.p.A.	91,560	184,131
Italgas S.p.A.	2,700	17,431
Iveco Group N.V.(a)	1,085	6,465
Leonardo S.p.A.(a)	2,206	22,863
Mediobanca Banca di Credito Finanziario S.p.A.	3,832	38,101
Moncler S.p.A.	1,185	61,549

	Shares	Value
Italy-(continued)
Nexi S.p.A.(a)(c)	4,094	$40,240
Pirelli & C S.p.A.(c)	2,698	13,231
Poste Italiane S.p.A.(c)	2,516	24,427
PRADA S.p.A.	2,843	17,519
Prysmian S.p.A.	1,453	47,107
Recordati Industria Chimica e Farmaceutica S.p.A.	534	25,564
Reply S.p.A.	148	21,715
Snam S.p.A.	12,287	67,428
Telecom Italia S.p.A.(b)	59,181	17,157
Telecom Italia S.p.A., RSP	33,268	9,172
Terna Rete Elettrica Nazionale S.p.A	7,773	63,314
UniCredit S.p.A.(b)	11,812	107,728
UnipolSai Assicurazioni S.p.A.(b)	2,347	6,570

		1,847,969

Japan-22.19%
ABC-Mart, Inc.	148	6,112
Acom Co. Ltd.	2,067	5,333
Activia Properties, Inc.	4	12,782
Advance Residence Investment Corp.	7	19,261
Advantest Corp.	1,082	74,618
Aeon Co. Ltd.	3,867	73,543
AEON Financial Service Co. Ltd.	666	6,116
Aeon Mall Co. Ltd.	703	8,536
AEON REIT Investment Corp.	9	10,344
AGC, Inc.	1,036	38,975
Aica Kogyo Co. Ltd.	296	6,844
Ain Holdings, Inc.	148	6,671
Air Water, Inc.(b)	888	11,765
Aisin Corp.	962	27,972
Ajinomoto Co., Inc.	2,649	69,064
Alfresa Holdings Corp.	936	12,770
Alps Alpine Co. Ltd.	1,110	9,785
Amada Co. Ltd.	1,750	13,642
Amano Corp.	370	7,142
ANA Holdings, Inc.(a)	866	16,344
Anritsu Corp.	777	9,807
Aozora Bank Ltd.	666	13,334
Ariake Japan Co. Ltd.	111	4,454
As One Corp.	148	7,785
Asahi Group Holdings Ltd.	2,442	91,329
Asahi Intecc Co. Ltd.	1,073	21,036
Asahi Kasei Corp.	6,774	55,839
Asics Corp.	961	14,999
ASKUL Corp.	222	2,696
Astellas Pharma, Inc.	10,240	156,335
Azbil Corp.	740	22,627
Bandai Namco Holdings, Inc.	1,108	75,528
Bank of Kyoto Ltd. (The)	407	17,704
BayCurrent Consulting, Inc.	74	24,501
Benefit One, Inc.	333	5,004
Benesse Holdings, Inc.	407	7,142
Bic Camera, Inc.	788	6,653
BIPROGY, Inc.	370	9,424
Bridgestone Corp.	3,309	121,314
Brother Industries Ltd.	1,330	23,158
Calbee, Inc.	444	7,968
Canon Marketing Japan, Inc.	259	5,636
Canon, Inc.(b)	5,508	126,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Capcom Co. Ltd.	1,036	$27,382
Casio Computer Co. Ltd.	1,184	12,172
Central Japan Railway Co.	1,034	130,674
Chiba Bank Ltd. (The)	3,315	19,087
Chubu Electric Power Co., Inc.	3,831	38,795
Chugai Pharmaceutical Co. Ltd.	3,571	107,347
Chugoku Bank Ltd. (The)	899	6,622
Chugoku Electric Power Co., Inc. (The)	1,649	10,869
Coca-Cola Bottlers Japan Holdings, Inc.	751	8,441
COMSYS Holdings Corp.	628	13,092
Concordia Financial Group Ltd.	6,157	22,431
Cosmo Energy Holdings Co. Ltd.	617	15,287
Cosmos Pharmaceutical Corp.	116	10,794
Credit Saison Co. Ltd.	825	9,266
CyberAgent, Inc.	2,158	22,977
Dai Nippon Printing Co. Ltd.	1,428	29,891
Daicel Corp.	1,456	8,885
Daido Steel Co. Ltd.	222	6,370
Daifuku Co. Ltd.	553	34,191
Dai-ichi Life Holdings, Inc.	5,467	109,901
Daiichi Sankyo Co. Ltd.	10,595	266,756
Daiichikosho Co. Ltd.	222	6,063
Daikin Industries Ltd.	1,492	229,791
Daio Paper Corp.	443	5,289
Daito Trust Construction Co. Ltd.	369	35,575
Daiwa House Industry Co. Ltd.	3,499	84,653
Daiwa House REIT Investment Corp.	12	29,176
Daiwa Office Investment Corp.	2	11,362
Daiwa Securities Group, Inc.	8,031	39,358
DeNA Co. Ltd.(a)	482	6,995
Denka Co. Ltd.	481	12,884
Denso Corp.	2,464	150,617
Dentsu Group, Inc.	1,219	44,132
Descente Ltd.	200	3,880
DIC Corp.	481	9,161
Disco Corp.	148	36,539
DMG Mori Co. Ltd.	592	7,463
Dowa Holdings Co. Ltd.	259	11,075
East Japan Railway Co.	2,039	107,066
Ebara Corp.	518	23,966
Eisai Co. Ltd.	1,492	65,093
Electric Power Development Co. Ltd.	862	11,889
ENEOS Holdings, Inc.	16,459	57,792
EXEO Group, Inc.	518	8,643
Ezaki Glico Co. Ltd.	296	8,520
Fancl Corp.	370	7,117
FANUC Corp.	1,072	166,077
Fast Retailing Co. Ltd.	284	130,358
Food & Life Cos. Ltd.	592	14,120
FP Corp.	258	5,800
Fuji Electric Co. Ltd.	666	29,387
Fuji Kyuko Co. Ltd.	101	3,205
Fuji Media Holdings, Inc.	259	2,238
Fuji Oil Holdings, Inc.	259	3,690
FUJIFILM Holdings Corp.	1,999	110,673
Fujitsu General Ltd.	333	5,928
Fujitsu Ltd.	1,020	144,444
Fukuoka Financial Group, Inc.	851	15,560
Fukuyama Transporting Co. Ltd.	185	5,182
Furukawa Electric Co. Ltd.	370	6,034

	Shares	Value
Japan-(continued)
Fuyo General Lease Co. Ltd.	111	$6,007
GLP J-Reit	23	30,943
GMO internet, Inc.	333	6,716
GMO Payment Gateway, Inc.	222	18,776
GOLDWIN, Inc.	186	9,244
GS Yuasa Corp.	444	7,738
GungHo Online Entertainment, Inc.	185	3,793
H.U. Group Holdings, Inc.	296	6,622
Hachijuni Bank Ltd. (The)	2,452	8,086
Hakuhodo DY Holdings, Inc.	1,331	15,762
Hamamatsu Photonics K.K.	703	31,656
Hankyu Hanshin Holdings, Inc.	1,220	32,259
Haseko Corp.	1,455	15,942
Heiwa Corp.	296	4,434
Hikari Tsushin, Inc.	111	12,851
Hino Motors Ltd.	1,501	7,778
Hirogin Holdings, Inc.	1,649	8,171
Hirose Electric Co. Ltd.	185	23,598
Hisamitsu Pharmaceutical Co., Inc.	407	11,192
Hitachi Construction Machinery Co. Ltd.	629	14,278
Hitachi Ltd.	5,102	237,976
Hitachi Metals Ltd.(a)	1,070	16,749
Hitachi Transport System Ltd.	184	12,128
Honda Motor Co. Ltd.	9,448	248,494
Horiba Ltd.	222	10,822
Hoshizaki Corp.	296	18,793
House Foods Group, Inc.	407	9,538
Hoya Corp.	2,010	200,587
Hulic Co. Ltd.	2,119	17,904
Ibiden Co. Ltd.	592	22,466
Idemitsu Kosan Co. Ltd.	1,308	34,376
IHI Corp.	703	15,939
Iida Group Holdings Co. Ltd.	814	13,056
Industrial & Infrastructure Fund Investment Corp.	10	14,362
Information Services International-Dentsu Ltd.	112	3,201
INFRONEER Holdings, Inc.	1,377	10,101
Inpex Corp.	4,728	55,907
Internet Initiative Japan, Inc.	296	9,346
Isetan Mitsukoshi Holdings Ltd.	1,872	13,877
Isuzu Motors Ltd.	2,870	33,478
Ito En Ltd.	297	12,213
ITOCHU Corp.	7,640	231,503
Itochu Techno-Solutions Corp.	553	13,040
Itoham Yonekyu Holdings, Inc.	777	3,940
Iwatani Corp.	260	10,394
Iyo Bank Ltd. (The)	1,538	7,454
Izumi Co. Ltd.	222	4,794
J. Front Retailing Co. Ltd.	1,356	10,158
Japan Airlines Co. Ltd.(a)	1,022	16,905
Japan Airport Terminal Co. Ltd.(a)	259	10,753
Japan Aviation Electronics Industry Ltd.	259	3,629
Japan Exchange Group, Inc.	2,871	43,127
Japan Hotel REIT Investment Corp.	25	12,619
Japan Logistics Fund, Inc.	5	12,272
Japan Metropolitan Fund Investment Corp.	37	29,501
Japan Post Bank Co. Ltd.	2,204	16,705
Japan Post Holdings Co. Ltd.	12,241	85,922
Japan Post Insurance Co. Ltd.	1,110	18,034
Japan Prime Realty Investment Corp.	5	15,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Japan Real Estate Investment Corp.	7	$33,888
Japan Steel Works Ltd. (The)	300	8,482
Japan Tobacco, Inc.	6,479	111,026
JCR Pharmaceuticals Co. Ltd.	296	5,473
Jeol Ltd.	223	10,158
JFE Holdings, Inc.	2,796	34,480
JGC Holdings Corp.	1,171	13,331
JSR Corp.	999	27,283
JTEKT Corp.	1,245	8,681
JustSystems Corp.	185	8,041
Kadokawa Corp.	546	13,748
Kagome Co. Ltd.	444	11,124
Kajima Corp.	2,389	26,681
Kakaku.com, Inc.	738	15,546
Kaken Pharmaceutical Co. Ltd.	185	5,609
Kamigumi Co. Ltd.	592	10,079
Kandenko Co. Ltd.	592	3,759
Kaneka Corp.	333	8,930
Kansai Electric Power Co., Inc. (The)	3,993	35,134
Kansai Paint Co. Ltd.	1,073	14,860
Kao Corp.	2,601	104,772
Katitas Co. Ltd.	300	7,025
Kawasaki Heavy Industries Ltd.	851	15,117
Kawasaki Kisen Kaisha Ltd.	445	23,107
KDDI Corp.	9,165	304,374
Keihan Holdings Co. Ltd.	555	11,882
Keikyu Corp.	1,356	13,690
Keio Corp.	664	25,529
Keisei Electric Railway Co. Ltd.(b)	776	19,077
Kenedix Office Investment Corp.(b)	2	10,444
Kewpie Corp.	591	10,017
Keyence Corp.	999	403,722
Kikkoman Corp.	1,034	58,224
Kinden Corp.	701	8,304
Kintetsu Group Holdings Co. Ltd.	1,036	29,794
Kirin Holdings Co. Ltd.	4,214	61,987
Kobayashi Pharmaceutical Co. Ltd.(b)	333	22,788
Kobe Bussan Co. Ltd.	758	18,490
Kobe Steel Ltd.	1,786	7,811
Koei Tecmo Holdings Co. Ltd.	443	13,512
Koito Manufacturing Co. Ltd.	629	23,136
Kokuyo Co. Ltd.	481	6,279
Komatsu Ltd.	5,064	113,794
Konami Holdings Corp.	518	32,145
Konica Minolta, Inc.	2,511	8,779
Kose Corp.	148	15,353
Kotobuki Spirits Co. Ltd.	111	5,872
K’s Holdings Corp.	862	8,568
Kubota Corp.	6,026	102,805
Kuraray Co. Ltd.	1,936	15,527
Kurita Water Industries Ltd.	627	21,573
Kusuri no Aoki Holdings Co. Ltd.	74	3,284
Kyocera Corp.	1,749	92,647
Kyowa Kirin Co. Ltd.	1,404	29,532
Kyudenko Corp.	222	5,045
Kyushu Electric Power Co., Inc.	2,548	16,072
Kyushu Financial Group, Inc.	2,004	6,156
Kyushu Railway Co.	825	16,224
LaSalle Logiport REIT	10	13,569
Lasertec Corp.	443	59,965

	Shares	Value
Japan-(continued)
Lawson, Inc.	259	$9,536
Lintec Corp.	296	5,554
Lion Corp.	1,418	14,629
Lixil Corp.	1,491	26,287
M3, Inc.	2,442	78,757
Mabuchi Motor Co. Ltd.	296	7,936
Makita Corp.	1,381	41,099
Mani, Inc.	333	3,769
Marubeni Corp.(b)	8,635	94,808
Marui Group Co. Ltd.	1,045	18,044
Maruichi Steel Tube Ltd.	370	7,908
Maruwa Unyu Kikan Co. Ltd.	258	3,029
Matsui Securities Co. Ltd.	592	3,671
MatsukiyoCocokara & Co.	644	21,399
Mazda Motor Corp.	3,128	22,341
Mebuki Financial Group, Inc.	5,149	10,412
Medipal Holdings Corp.	813	13,340
MEIJI Holdings Co. Ltd.	740	37,010
Menicon Co. Ltd.	260	5,569
MINEBEA MITSUMI, Inc.	2,204	42,603
MISUMI Group, Inc.	1,566	39,454
Mitsubishi Chemical Holdings Corp.	6,974	42,686
Mitsubishi Corp.	6,705	225,369
Mitsubishi Electric Corp.	10,740	113,075
Mitsubishi Estate Co. Ltd.	6,320	91,693
Mitsubishi Gas Chemical Co., Inc.	999	14,706
Mitsubishi HC Capital, Inc.	3,471	15,638
Mitsubishi Heavy Industries Ltd.	1,538	52,648
Mitsubishi Logistics Corp.	334	7,725
Mitsubishi Materials Corp.	640	10,043
Mitsubishi Motors Corp.(a)	3,446	8,658
Mitsubishi UFJ Financial Group, Inc.	68,545	399,070
Mitsui & Co. Ltd.	8,684	211,135
Mitsui Chemicals, Inc.	997	22,819
Mitsui Fudosan Co. Ltd.	5,100	107,792
Mitsui Fudosan Logistics Park, Inc.	3	12,863
Mitsui High-Tec, Inc.	168	14,688
Mitsui Mining & Smelting Co. Ltd.	333	8,482
Mitsui OSK Lines Ltd.	1,887	43,998
Miura Co. Ltd.	554	11,626
Mizuho Financial Group, Inc.	13,997	170,533
Money Forward, Inc.(a)	333	11,313
MonotaRO Co. Ltd.	1,245	21,622
Mori Hills REIT Investment Corp.	9	10,199
Morinaga & Co. Ltd.	222	6,896
Morinaga Milk Industry Co. Ltd.	222	8,982
MS&AD Insurance Group Holdings, Inc.	2,527	75,697
Murata Manufacturing Co. Ltd.	3,176	190,465
Nabtesco Corp.	629	14,394
Nagase & Co. Ltd.	629	9,023
Nagoya Railroad Co. Ltd.	1,073	17,293
Nankai Electric Railway Co. Ltd.	629	11,254
NEC Corp.	1,491	57,903
NEC Networks & System Integration Corp.	407	5,788
NET One Systems Co. Ltd.	481	11,489
Nexon Co. Ltd..	2,306	52,745
NGK Insulators Ltd.	1,441	19,423
NGK Spark Plug Co. Ltd.	1,110	17,064
NH Foods Ltd.	554	17,553
NHK Spring Co. Ltd.	862	5,584

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Nichirei Corp.	529	$9,725
Nidec Corp.	2,601	170,672
Nifco, Inc.	445	9,353
Nihon Kohden Corp.	407	9,828
Nihon M&A Center Holdings, Inc.	1,456	18,041
Nikon Corp.	1,824	20,630
Nintendo Co. Ltd.	592	273,282
Nippon Accommodations Fund, Inc.	3	14,769
Nippon Building Fund, Inc.	9	46,705
Nippon Electric Glass Co. Ltd.	381	7,714
Nippon Express Holdings, Inc.	371	21,877
Nippon Kayaku Co. Ltd.	899	7,842
Nippon Paint Holdings Co. Ltd.(b)	5,600	44,675
Nippon Prologis REIT, Inc.	13	36,127
Nippon Sanso Holdings Corp.	812	14,600
Nippon Shinyaku Co. Ltd.	296	20,079
Nippon Shokubai Co. Ltd.	185	7,502
Nippon Steel Corp.	4,509	72,024
Nippon Telegraph & Telephone Corp.	6,626	196,064
Nippon Television Holdings, Inc.	148	1,423
Nippon Yusen K.K.	888	63,825
Nipro Corp.	603	4,765
Nishi-Nippon Railroad Co. Ltd.	444	8,910
Nissan Chemical Corp.	740	39,279
Nissan Motor Co. Ltd.(a)	10,682	42,432
Nisshin Seifun Group, Inc.	1,441	19,178
Nissin Foods Holdings Co. Ltd.	371	25,915
Nitori Holdings Co. Ltd.	407	41,475
Nitto Denko Corp.	814	54,747
Noevir Holdings Co. Ltd.	74	2,907
NOF Corp.	370	13,887
NOK Corp.	666	5,688
Nomura Holdings, Inc.	16,491	63,226
Nomura Real Estate Holdings, Inc.	628	15,254
Nomura Real Estate Master Fund, Inc.	25	31,347
Nomura Research Institute Ltd.	1,455	41,297
NS Solutions Corp.	185	5,541
NSK Ltd.	2,389	13,217
NTT Data Corp.	3,460	63,872
Obayashi Corp.	3,683	25,421
OBIC Business Consultants Co. Ltd.	174	6,287
Obic Co. Ltd.	370	54,842
Odakyu Electric Railway Co. Ltd.	1,649	25,071
Oji Holdings Corp.	4,878	23,110
OKUMA Corp.	149	5,350
Olympus Corp.	5,754	102,086
Omron Corp.	1,036	61,486
Ono Pharmaceutical Co. Ltd.	2,316	59,580
Open House Group Co. Ltd.	370	14,348
Orient Corp.	3,113	2,999
Oriental Land Co. Ltd.	1,036	156,192
ORIX Corp.	6,665	121,787
ORIX JREIT, Inc.	14	18,813
Osaka Gas Co. Ltd.	2,130	38,552
OSG Corp.	407	5,110
Otsuka Corp.	590	19,401
Otsuka Holdings Co. Ltd.	2,278	76,574
Paltac Corp.	185	6,756
Pan Pacific International Holdings Corp.	2,180	33,837
Panasonic Holdings Corp.	11,727	104,698

	Shares	Value
Japan-(continued)
Park24 Co. Ltd.(a)	629	$8,989
Penta-Ocean Construction Co. Ltd.	1,575	7,726
PeptiDream, Inc.(a)	481	7,766
Persol Holdings Co. Ltd.	925	18,429
Pigeon Corp.	629	10,676
Pola Orbis Holdings, Inc.	444	5,141
Rakus Co. Ltd.	553	6,741
Rakuten Group, Inc.	4,472	31,576
Recruit Holdings Co. Ltd.	7,898	291,822
Relo Group, Inc.	592	8,510
Renesas Electronics Corp.(a)	5,422	58,149
Rengo Co. Ltd.	1,121	6,650
RENOVA, Inc.(a)	258	3,178
Resona Holdings, Inc.	11,951	51,947
Resorttrust, Inc.	370	6,181
Ricoh Co. Ltd.	3,335	24,421
Rinnai Corp.	186	11,804
Rohm Co. Ltd.	445	31,377
Rohto Pharmaceutical Co. Ltd.	555	14,833
Ryohin Keikaku Co. Ltd.	1,345	12,097
Sankyo Co. Ltd.	258	7,443
Sankyu, Inc.	296	9,019
Sansan, Inc.(a)	444	4,259
Santen Pharmaceutical Co. Ltd.	2,009	16,441
Sanwa Holdings Corp.	1,047	9,565
Sapporo Holdings Ltd.	370	7,694
Sawai Group Holdings Co. Ltd.	222	7,462
SBI Holdings, Inc.(b)	1,345	30,151
SCREEN Holdings Co. Ltd.	222	18,217
SCSK Corp.	703	11,230
Secom Co. Ltd.	1,073	75,822
Sega Sammy Holdings, Inc.	1,047	18,622
Seibu Holdings, Inc.	1,147	11,438
Seiko Epson Corp.	1,529	21,386
Seino Holdings Co. Ltd.	751	6,139
Sekisui Chemical Co. Ltd.	1,835	24,824
Sekisui House Ltd.	3,128	54,037
Sekisui House REIT, Inc.	23	13,499
Seven & i Holdings Co. Ltd.	4,250	187,569
Seven Bank Ltd.	3,531	6,613
SG Holdings Co. Ltd.	2,379	41,989
Sharp Corp.	1,486	12,575
SHIFT, Inc.(a)	73	13,876
Shikoku Electric Power Co., Inc.	888	5,128
Shimadzu Corp.	1,451	47,782
Shimamura Co. Ltd.	111	9,860
Shimano, Inc.	443	77,550
Shimizu Corp.	2,944	15,490
Shin-Etsu Chemical Co. Ltd.	2,232	308,236
Shinko Electric Industries Co. Ltd.	370	16,098
Shinsei Bank Ltd.(a)	362	6,352
Shionogi & Co. Ltd.	1,529	85,809
Ship Healthcare Holdings, Inc.	444	7,451
Shiseido Co. Ltd.	2,204	104,037
Shizuoka Bank Ltd. (The)	2,722	17,669
SHO-BOND Holdings Co. Ltd.	259	10,932
Shochiku Co. Ltd.(a)	38	3,886
Showa Denko K.K.	1,135	22,048
Skylark Holdings Co. Ltd.	1,110	13,204
SMC Corp.	319	154,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
SMS Co. Ltd.	259	$5,990
Softbank Corp.	15,044	175,114
SoftBank Group Corp.	7,308	295,522
Sohgo Security Services Co. Ltd.	370	10,312
Sojitz Corp.	1,221	18,693
Sompo Holdings, Inc.	1,761	71,835
Sony Group Corp.	6,888	593,016
Sotetsu Holdings, Inc.	444	7,643
Square Enix Holdings Co. Ltd.	444	17,805
Stanley Electric Co. Ltd.	813	14,020
Subaru Corp.	3,315	49,956
Sugi Holdings Co. Ltd.	185	7,968
SUMCO Corp.	1,571	22,774
Sumitomo Bakelite Co. Ltd.	185	6,106
Sumitomo Chemical Co. Ltd.	8,303	35,222
Sumitomo Corp.	6,210	98,658
Sumitomo Electric Industries Ltd.	4,140	44,521
Sumitomo Forestry Co. Ltd.	777	11,949
Sumitomo Heavy Industries Ltd.	666	14,093
Sumitomo Metal Mining Co. Ltd.	1,330	57,894
Sumitomo Mitsui Financial Group, Inc.	7,339	221,297
Sumitomo Mitsui Trust Holdings, Inc.(b)	2,047	63,519
Sumitomo Pharma Co. Ltd.	962	8,573
Sumitomo Realty & Development Co. Ltd.	2,131	56,311
Sumitomo Rubber Industries Ltd.	1,036	8,981
Sundrug Co. Ltd.	370	8,625
Suntory Beverage & Food Ltd.	702	27,919
Suzuken Co. Ltd..	444	13,160
Suzuki Motor Corp.	2,489	74,780
Sysmex Corp.	1,071	69,480
T&D Holdings, Inc.	2,906	37,358
Taiheiyo Cement Corp.	664	10,760
Taisei Corp.	851	23,114
Taisho Pharmaceutical Holdings Co. Ltd.	259	10,174
Taiyo Yuden Co. Ltd.	666	26,329
Takara Bio, Inc.	259	4,178
Takara Holdings, Inc.	936	7,894
Takashimaya Co. Ltd.	751	6,832
Takeda Pharmaceutical Co. Ltd.	8,450	245,537
TBS Holdings, Inc.	222	2,918
TDK Corp.	1,945	60,855
TechnoPro Holdings, Inc.	592	14,842
Teijin Ltd.	1,036	11,135
Terumo Corp.	3,609	108,061
THK Co. Ltd.	566	11,272
TIS, Inc.	1,345	30,324
Tobu Railway Co. Ltd.	1,145	25,777
Toda Corp.	1,282	7,411
Toho Co. Ltd.	628	23,350
Toho Gas Co. Ltd.	518	12,191
Tohoku Electric Power Co., Inc.	2,573	14,339
Tokai Carbon Co. Ltd.	1,047	8,660
Tokio Marine Holdings, Inc.	3,535	191,082
Tokyo Century Corp.(b)	334	10,284
Tokyo Electric Power Co. Holdings, Inc.(a)	8,563	29,610
Tokyo Electron Ltd.	827	351,407
Tokyo Gas Co. Ltd.	2,379	45,740
Tokyo Ohka Kogyo Co. Ltd.	221	12,120
Tokyo Tatemono Co. Ltd.	1,109	15,578
Tokyu Corp.	2,749	33,668

	Shares	Value
Japan-(continued)
Tokyu Fudosan Holdings Corp.	3,361	$17,502
Toppan, Inc.	1,551	25,695
Toray Industries, Inc.	8,340	39,728
Toshiba Corp.	2,352	98,439
Toshiba TEC Corp.	148	5,055
Tosoh Corp.	1,566	21,618
TOTO Ltd.	813	27,396
Toyo Seikan Group Holdings Ltd.	814	8,833
Toyo Suisan Kaisha Ltd.	518	16,013
Toyo Tire Corp.	592	6,787
Toyoda Gosei Co. Ltd.	444	6,420
Toyota Boshoku Corp.	370	5,919
Toyota Industries Corp.	888	53,160
Toyota Motor Corp.	67,368	1,149,853
Toyota Tsusho Corp.	1,256	45,334
Trend Micro, Inc.	664	37,054
TS Tech Co. Ltd.	592	6,130
Tsumura & Co.	370	9,105
Tsuruha Holdings, Inc.	186	9,532
UBE Corp.	554	8,656
Ulvac, Inc.	260	10,290
Unicharm Corp.	2,194	76,440
United Urban Investment Corp.	16	17,467
Ushio, Inc.	628	8,213
USS Co. Ltd.	1,183	19,558
Welcia Holdings Co. Ltd.	555	11,476
West Japan Railway Co.	1,294	48,257
Yakult Honsha Co. Ltd.	703	36,463
Yamada Holdings Co. Ltd.(a)	4,088	12,199
Yamaguchi Financial Group, Inc.	1,245	6,827
Yamaha Corp.	886	34,065
Yamaha Motor Co. Ltd.	1,675	34,636
Yamato Holdings Co. Ltd.	1,797	33,761
Yamato Kogyo Co. Ltd.	185	5,997
Yamazaki Baking Co. Ltd.	640	7,933
Yaoko Co. Ltd.	111	5,876
Yaskawa Electric Corp.	1,455	49,724
Yokogawa Electric Corp.	1,319	21,118
Yokohama Rubber Co. Ltd. (The)	529	7,069
Z Holdings Corp.	14,335	56,625
Zenkoku Hosho Co. Ltd.	296	10,407
Zensho Holdings Co. Ltd.	555	13,132
Zeon Corp.	751	8,055
ZOZO, Inc.	627	12,820

		20,806,212

Jordan-0.02%
Hikma Pharmaceuticals PLC	931	21,884

Luxembourg-0.19%
ArcelorMittal S.A.	3,237	94,493
Eurofins Scientific SE	669	62,171
L’Occitane International S.A.	2,466	7,755
RTL Group S.A.(b)	213	11,118

		175,537

Macau-0.12%
Galaxy Entertainment Group Ltd.	11,968	68,369
MGM China Holdings Ltd.(a)	3,956	2,256
Sands China Ltd.(a)	13,081	28,722

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Macau-(continued)
SJM Holdings Ltd.(a)	9,892	$4,169
Wynn Macau Ltd.(a)	7,895	4,818

		108,334

Mexico-0.01%
Fresnillo PLC(b)	1,017	9,988

Netherlands-4.98%
Aalberts N.V.	530	25,551
ABN AMRO Bank N.V., CVA(b)(c)	2,283	28,478
Adyen N.V.(a)(b)(c)	165	275,956
Aegon N.V.	9,764	50,511
Akzo Nobel N.V.	947	81,707
Argenx SE(a)(b)	281	80,789
ASM International N.V.	275	82,120
ASML Holding N.V.(b)	2,120	1,199,430
ASR Nederland N.V.	721	32,627
BE Semiconductor Industries N.V.(b)	401	24,282
CTP N.V.(c)	333	4,681
Euronext N.V.(c)	445	35,727
EXOR N.V.	570	39,242
Heineken Holding N.V.	583	45,441
Heineken N.V.(b)	1,313	128,061
IMCD N.V.	314	49,883
ING Groep N.V.	20,839	195,015
JDE Peet’s N.V.(b)	460	13,510
Koninklijke Ahold Delhaize N.V.(b)	5,375	158,778
Koninklijke DSM N.V.	917	153,588
Koninklijke KPN N.V.(b)	17,934	62,028
Koninklijke Philips N.V.	4,829	126,684
Koninklijke Vopak N.V.	359	9,614
NN Group N.V.	1,712	83,653
Prosus N.V.	4,861	234,401
Randstad N.V.	609	32,203
Shell PLC	42,348	1,144,419
Signify N.V.	693	29,261
Universal Music Group N.V.	4,117	95,248
Wolters Kluwer N.V.	1,415	143,128

		4,666,016

New Zealand-0.33%
a2 Milk Co. Ltd. (The)(a)	4,062	12,891
Air New Zealand Ltd.(a)(b)	2,797	1,587
Auckland International Airport Ltd.(a)	6,523	32,975
Contact Energy Ltd.	4,153	21,936
Fisher & Paykel Healthcare Corp. Ltd.	3,136	43,381
Fletcher Building Ltd.	4,452	17,747
Infratil Ltd.(b)	2,813	15,244
Kiwi Property Group Ltd.	8,658	5,926
Mainfreight Ltd.	444	23,251
Mercury NZ Ltd.	3,721	14,514
Meridian Energy Ltd.	6,787	20,709
Ryman Healthcare Ltd.	2,263	13,423
SKYCITY Entertainment Group Ltd.	3,857	7,245
Spark New Zealand Ltd.	10,285	32,728
Xero Ltd.(a)	690	45,514

		309,071

Nigeria-0.01%
Airtel Africa PLC(c)	5,506	9,964

	Shares	Value
Norway-0.71%
Aker ASA, Class A	132	$10,870
Aker BP ASA	815	29,399
DNB Bank ASA	5,647	110,978
Equinor ASA	5,296	181,692
Gjensidige Forsikring ASA	916	19,792
Leroy Seafood Group ASA	1,413	13,415
Mowi ASA	2,438	69,588
Nordic Semiconductor ASA(a)	862	17,334
Norsk Hydro ASA	7,375	62,590
Orkla ASA	4,194	34,375
Salmar ASA	296	24,486
Schibsted ASA, Class A	426	8,898
Schibsted ASA, Class B	531	10,213
Telenor ASA	3,494	49,633
TOMRA Systems ASA	645	25,698

		668,961

Poland-0.23%
Allegro.eu S.A.(a)(c)	2,130	10,885
Bank Polska Kasa Opieki S.A	863	18,923
CD Projekt S.A.(b)	361	9,745
Cyfrowy Polsat S.A.	1,473	8,008
Dino Polska S.A.(a)(c)	259	16,694
InPost S.A.(a)(b)	1,034	6,322
KGHM Polska Miedz S.A.	753	24,319
LPP S.A.(b)	6	12,610
Polski Koncern Naftowy ORLEN S.A.	1,711	28,794
Polskie Gornictwo Naftowe i Gazownictwo S.A	9,567	13,393
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	4,698	34,401
Powszechny Zaklad Ubezpieczen S.A.	3,088	21,200
Santander Bank Polska S.A.(b)	149	9,018

		214,312

Portugal-0.15%
EDP - Energias de Portugal S.A.	15,589	72,577
Galp Energia SGPS S.A.	2,837	34,617
Jeronimo Martins SGPS S.A	1,517	31,472

		138,666

Russia-0.00%
Evraz PLC(d)	3,267	0

Singapore-1.40%
Ascendas REIT	18,804	38,775
Ascott Residence Trust	10,290	8,569
BOC Aviation Ltd.(c)	1,199	9,379
CapitaLand Integrated Commercial Trust	28,187	47,233
CapitaLand Investment Ltd.(a)	14,036	42,690
City Developments Ltd.	2,585	15,852
ComfortDelGro Corp. Ltd.	11,351	11,972
DBS Group Holdings Ltd.	9,943	241,189
Frasers Logistics & Commercial Trust(c)	15,073	15,702
Genting Singapore Ltd.	31,948	18,606
Jardine Cycle & Carriage Ltd.	592	12,357
Kenon Holdings Ltd.	75	4,280
Keppel Corp. Ltd.	7,896	39,105
Keppel DC REIT	6,828	10,213
Keppel REIT	11,309	9,939
Mapletree Commercial Trust	13,293	17,933
Mapletree Industrial Trust	10,105	19,021
Mapletree Logistics Trust	18,743	24,182

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Singapore-(continued)
NetLink NBN Trust(c)	15,073	$10,900
Olam Group Ltd.	3,598	4,403
Oversea-Chinese Banking Corp. Ltd	19,306	171,439
SATS Ltd.(a)	3,483	11,409
Sembcorp Industries Ltd.	5,024	10,645
Sembcorp Marine Ltd.(a)	84,723	6,688
SIA Engineering Co. Ltd.(a)	1,282	2,469
Singapore Airlines Ltd.(a)(b)	7,527	29,735
Singapore Exchange Ltd.	4,545	32,053
Singapore Post Ltd.	8,357	4,298
Singapore Technologies Engineering Ltd.	8,413	24,817
Singapore Telecommunications Ltd.	41,507	82,624
StarHub Ltd.	3,150	2,865
STMicroelectronics N.V.	3,489	129,222
Suntec REIT	11,289	14,946
United Overseas Bank Ltd.	7,183	154,168
UOL Group Ltd.	2,722	14,321
Venture Corp. Ltd.	1,393	17,174
Wing Tai Holdings Ltd.	2,093	2,646

		1,313,819

South Africa-0.32%
Anglo American PLC	6,828	302,526

South Korea-5.17%
Alteogen, Inc.(a)	149	6,696
Amorepacific Corp.	172	24,248
Amorepacific Corp., Preference Shares	58	3,481
Amorepacific Group	148	5,819
BGF retail Co. Ltd.	34	4,872
BNK Financial Group, Inc.	1,594	9,858
Celltrion Healthcare Co. Ltd.	407	20,639
Celltrion Pharm, Inc.(a)	106	7,668
Celltrion, Inc.	593	82,266
Cheil Worldwide, Inc.	380	7,595
CJ CheilJedang Corp.	38	11,869
CJ CheilJedang Corp., Preference Shares	1	141
CJ Corp.	71	4,869
CJ ENM Co. Ltd.	56	5,593
CJ Logistics Corp.(a)	37	3,584
Coway Co. Ltd.	297	16,627
Daewoo Engineering & Construction Co. Ltd.(a)	973	5,162
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	259	5,325
DB Insurance Co. Ltd.	245	13,047
Delivery Hero SE(a)(c)	1,038	36,984
DGB Financial Group, Inc.	843	5,923
DL E&C Co. Ltd.	148	6,954
DL Holdings Co. Ltd.	67	3,268
Dongsuh Cos., Inc.	169	3,570
Doosan Bobcat, Inc.	133	4,303
Doosan Enerbility(a)	1,887	30,081
Ecopro BM Co. Ltd.	48	17,511
E-MART, Inc.	110	11,384
F&F Co. Ltd	85	9,335
Fila Holdings Corp.	282	7,205
Green Cross Corp.	30	4,456
GS Engineering & Construction Corp.	333	10,994
GS Holdings Corp.	280	9,669
GS Retail Co. Ltd.	148	3,368
Hana Financial Group, Inc.	1,582	58,926

	Shares	Value
South Korea-(continued)
Hanjin Kal Corp.(a)	112	$5,067
Hankook Tire & Technology Co. Ltd.	404	11,061
Hanmi Pharm Co. Ltd.	37	9,129
Hanmi Science Co. Ltd.	75	3,021
Hanon Systems	884	7,878
Hanssem Co. Ltd.	37	2,287
Hanwha Aerospace Co. Ltd.	185	7,811
Hanwha Corp.	222	5,253
Hanwha Corp., Preference Shares	111	1,396
Hanwha Life Insurance Co. Ltd.	1,511	3,496
Hanwha Solutions Corp.(a)	527	13,164
HD Hyundai Co. Ltd.	277	12,682
HDC Hyundai Development Co-Engineering & Construction, Class E	253	2,981
Helixmith Co. Ltd.(a)	163	2,690
Hite Jinro Co. Ltd.	167	4,923
HLB, Inc.(a)	444	10,820
HMM Co. Ltd.	2,317	51,624
Hotel Shilla Co. Ltd.	170	10,841
HYBE Co. Ltd.(a)	100	19,615
Hyundai Department Store Co. Ltd.	74	4,410
Hyundai Doosan Infracore Co. Ltd.(a)	739	3,816
Hyundai Engineering & Construction Co. Ltd.	399	13,915
Hyundai Glovis Co. Ltd.	101	16,547
Hyundai Heavy Industries Co. Ltd.(a)	79	8,656
Hyundai Marine & Fire Insurance Co. Ltd.	326	8,363
Hyundai Mipo Dockyard Co. Ltd.(a)	111	7,280
Hyundai Mobis Co. Ltd.	346	56,517
Hyundai Motor Co.	764	111,011
Hyundai Motor Co., First Pfd.	111	8,259
Hyundai Motor Co., Second Pfd.	185	13,843
Hyundai Steel Co.	407	13,788
Hyundai Wia Corp.	74	3,781
Iljin Materials Co. Ltd.	93	6,389
Industrial Bank of Korea	1,385	12,270
Kakao Corp.	1,498	104,417
Kakao Games Corp.(a)	149	7,020
KakaoBank Corp.(a)	750	24,790
Kangwon Land, Inc.(a)	584	12,298
KB Financial Group, Inc.	2,132	98,528
KCC Corp.	24	6,377
KEPCO Plant Service & Engineering Co. Ltd.	111	3,289
Kia Corp.	1,414	93,021
Korea Aerospace Industries Ltd.	355	12,253
Korea Electric Power Corp.(a)	1,401	25,384
Korea Gas Corp.	142	4,576
Korea Investment Holdings Co. Ltd.	209	11,625
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	223	16,039
Korea Zinc Co. Ltd.	54	24,627
Korean Air Lines Co. Ltd.(a)	960	22,694
Krafton, Inc.(a)	154	30,031
KT&G Corp.	597	39,195
Kumho Petrochemical Co. Ltd.	96	11,605
L&F Co. Ltd.(a)	118	19,725
LG Chem Ltd.	255	102,428
LG Chem Ltd., Preference Shares	37	7,237
LG Corp.	480	27,695
LG Display Co. Ltd.	1,226	16,104
LG Electronics, Inc.	592	53,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
South Korea-(continued)
LG Electronics, Inc., Preference Shares	95	$4,357
LG Household & Health Care Ltd.	48	34,121
LG Household & Health Care Ltd., Preference Shares	12	4,701
LG Innotek Co. Ltd.	74	20,124
LG Uplus Corp.	1,073	11,879
LOTTE Chemical Corp.	75	11,560
LOTTE Chilsung Beverage Co. Ltd.	19	2,729
LOTTE Corp.	144	3,889
LOTTE Fine Chemical Co. Ltd.	96	6,161
LOTTE Shopping Co. Ltd.	62	4,616
LS Corp.	95	4,325
Mando Corp.	181	7,676
Medy-Tox, Inc.(a)	25	2,683
Meritz Financial Group, Inc.	149	4,436
Mirae Asset Securities Co. Ltd.	1,854	11,727
Mirae Asset Securities Co. Ltd., Second Pfd	773	2,709
NAVER Corp.	750	169,652
NCSoft Corp.	92	30,680
Netmarble Corp.(c)	94	7,050
NH Investment & Securities Co. Ltd.	740	6,339
NHN Corp.(a)	74	2,035
NongShim Co. Ltd.	18	4,317
OCI Co. Ltd.	99	8,203
Orion Corp.	111	8,308
Ottogi Corp.	7	2,608
Pan Ocean Co. Ltd.	1,032	5,407
Paradise Co. Ltd.(a)	250	3,267
Pearl Abyss Corp.(a)	170	9,064
POSCO Chemical Co. Ltd.	148	15,581
POSCO Holdings, Inc.	356	80,669
Posco International Corp.	270	5,259
S-1 Corp.	104	5,676
Samsung Biologics Co. Ltd.(a)(c)	78	51,535
Samsung C&T Corp.	460	41,689
Samsung Card Co. Ltd.	165	4,358
Samsung Electro-Mechanics Co. Ltd.	296	38,309
Samsung Electronics Co. Ltd.	26,238	1,394,133
Samsung Electronics Co. Ltd., Preference Shares	4,542	212,105
Samsung Engineering Co. Ltd.(a)	865	17,649
Samsung Fire & Marine Insurance Co. Ltd.	180	29,595
Samsung Fire & Marine Insurance Co. Ltd.
Preference Shares	15	1,936
Samsung Heavy Industries Co. Ltd.(a)	3,393	16,156
Samsung Life Insurance Co. Ltd.	334	17,087
Samsung SDI Co. Ltd.	289	137,632
Samsung SDI Co. Ltd., Preference Shares	8	1,905
Samsung SDS Co. Ltd.	228	26,588
Samsung Securities Co. Ltd.	347	10,855
SD Biosensor, Inc.	187	6,789
Seegene, Inc.	157	4,997
Shin Poong Pharmaceutical Co. Ltd.(a)	183	4,374
Shinhan Financial Group Co. Ltd.	2,735	90,855
Shinsegae, Inc.	37	7,232
SillaJen, Inc.(a)(d)	8	0
SK Biopharmaceuticals Co. Ltd.(a)	134	9,684
SK Bioscience Co. Ltd.(a)	109	11,446
SK Chemicals Co. Ltd	74	7,388
SK Hynix, Inc.	2,885	251,349

	Shares	Value
South Korea-(continued)
SK IE Technology Co. Ltd.(a)(c)	140	$13,727
SK Innovation Co. Ltd.(a)	297	47,060
SK Networks Co. Ltd.	734	2,805
SK Square Co. Ltd.(a)	542	22,339
SK Telecom Co. Ltd	307	13,823
SK, Inc.	198	41,438
SKC Co. Ltd.	104	12,261
S-Oil Corp.	222	18,056
Solus Advanced Materials Co. Ltd.	63	3,560
SSANGYONG C&E Co. Ltd.	566	3,718
Wemade Co. Ltd.	92	5,521
Woori Financial Group, Inc.	3,478	40,105
Yuhan Corp.	273	13,161

		4,847,626

Spain-2.24%
Acciona S.A.	126	24,631
ACS Actividades de Construccion y Servicios S.A.	1,195	30,515
Aena SME S.A.(a)(c)	388	54,839
Amadeus IT Group S.A.(a)	2,347	146,343
Banco Bilbao Vizcaya Argentaria S.A.	36,699	193,108
Banco Santander S.A.(b)	93,040	272,634
Bankinter S.A.	3,773	22,279
CaixaBank S.A.	24,306	77,566
Cellnex Telecom S.A.(c)	3,352	156,681
Corp ACCIONA Energias Renovables S.A.	273	10,134
EDP Renovaveis S.A.(b)	1,327	31,538
Enagas S.A.	1,371	29,607
Endesa S.A.	1,747	36,744
Ferrovial S.A.	2,613	66,713
Fluidra S.A.	590	15,918
Grifols S.A.	1,824	30,348
Grifols S.A., Class B, Preference Shares	1,426	15,472
Iberdrola S.A.	33,625	384,190
Industria de Diseno Textil S.A.	5,796	121,542
Inmobiliaria Colonial SOCIMI S.A.	1,893	15,829
Mapfre S.A.	5,443	9,940
Merlin Properties SOCIMI S.A.	1,829	19,723
Naturgy Energy Group S.A.(b)	797	23,879
Red Electrica Corp. S.A.	2,376	47,743
Repsol S.A.	7,164	107,492
Siemens Gamesa Renewable Energy S.A. Class R(a)	1,236	19,707
Telefonica S.A.	28,023	136,357

		2,101,472

Sweden-3.09%
Alfa Laval AB(b)	1,729	48,117
Assa Abloy AB, Class B	5,056	127,893
Atlas Copco AB, Class A(b)	3,482	158,105
Atlas Copco AB, Class B	2,083	82,542
Beijer Ref AB(b)	1,346	21,946
Boliden AB(b)	1,509	66,157
Castellum AB	1,492	29,405
Electrolux AB, Class B	1,269	19,416
Elekta AB, Class B(b)	1,976	13,249
Epiroc AB, Class A(b)	3,438	70,105
Epiroc AB, Class B	2,081	36,190
EQT AB	1,556	44,059
Essity AB, Class B	3,359	89,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Sweden-(continued)
Evolution AB(c)	890	$91,761
Fastighets AB Balder, Class B(a)	555	27,591
Getinge AB, Class B(b)	1,231	35,788
H & M Hennes & Mauritz AB, Class B(b)	4,832	60,943
Hexagon AB, Class B(b)	10,341	134,063
Holmen AB, Class B	530	30,700
Husqvarna AB, Class A	137	1,311
Husqvarna AB, Class B	2,246	21,544
Industrivarden AB, Class A(b)	1,240	31,816
Industrivarden AB, Class C(b)	944	23,810
Indutrade AB	1,545	36,613
Investment AB Latour, Class B	790	20,980
Investor AB, Class A(b)	2,927	61,222
Investor AB, Class B	10,024	193,091
Kinnevik AB, Class A(a)	74	1,618
Kinnevik AB, Class B(a)	1,320	25,886
L E Lundbergforetagen AB, Class B	407	19,057
Lifco AB, Class B	1,251	26,317
Lundin Energy AB(b)	1,042	43,223
Nibe Industrier AB, Class B	6,605	64,808
Sagax AB, Class B	947	23,970
Sagax AB, Class D	555	1,711
Samhallsbyggnadsbolaget i Norden AB, Class B(b)	6,093	18,908
Samhallsbyggnadsbolaget i Norden AB, Class D	326	852
Sandvik AB(b)	5,937	111,931
Securitas AB, Class B(b)	1,703	20,097
Sinch AB(a)(c)	3,046	13,469
Skandinaviska Enskilda Banken AB, Class A	7,912	88,709
Skandinaviska Enskilda Banken AB, Class C	111	1,354
Skanska AB, Class B	1,975	37,757
SKF AB, Class B	2,117	34,447
Svenska Cellulosa AB S.C.A., Class A	111	2,174
Svenska Cellulosa AB S.C.A., Class B	3,274	63,651
Svenska Handelsbanken AB, Class A	8,187	82,747
Svenska Handelsbanken AB, Class B(b)	185	2,085
Sweco AB, Class B	1,102	15,598
Swedbank AB, Class A	5,536	87,591
Swedish Match AB(b)	8,511	68,002
Swedish Orphan Biovitrum AB, Class B(a)	972	20,454
Tele2 AB, Class B(b)	2,755	36,461
Telefonaktiebolaget LM Ericsson, Class A	201	1,694
Telefonaktiebolaget LM Ericsson, Class B	16,587	133,550
Telia Co. AB	14,154	58,785
Thule Group AB(b)(c)	577	19,993
Trelleborg AB, Class B(b)	1,339	29,261
Vitrolife AB	363	9,243
Volvo AB, Class A	1,131	18,463
Volvo AB, Class B	8,324	132,457

		2,894,260

Switzerland-7.11%
ABB Ltd.	9,040	271,381
Adecco Group AG	872	33,817
Alcon, Inc.	2,534	180,176
Baloise Holding AG	247	42,986
Banque Cantonale Vaudoise	148	12,531
Barry Callebaut AG	20	46,188
Belimo Holding AG	51	25,247

	Shares	Value
Switzerland-(continued)
BKW AG	99	$12,088
Chocoladefabriken Lindt & Spruengli AG, PC	12	134,552
Cie Financiere Richemont S.A	2,866	333,873
Clariant AG	1,246	21,178
Credit Suisse Group AG	14,174	96,059
DKSH Holding AG	185	15,907
Emmi AG	11	10,935
EMS-Chemie Holding AG	43	38,470
Flughafen Zurich AG(a)	104	17,634
Geberit AG	193	110,366
Georg Fischer AG	460	24,996
Givaudan S.A.(b)	51	203,103
Helvetia Holding AG	185	23,771
Holcim AG	3,025	148,271
Julius Baer Group Ltd.	1,177	56,402
Kuehne + Nagel International AG, Class R	276	77,561
Logitech International S.A., Class R(b)	806	52,340
Lonza Group AG	418	245,937
Novartis AG	11,639	1,031,900
Partners Group Holding AG	124	131,679
PSP Swiss Property AG	269	34,009
Roche Holding AG	3,914	1,452,751
Roche Holding AG, BR	147	59,170
Schindler Holding AG	105	20,259
Schindler Holding AG, PC	222	42,855
SGS S.A.	32	82,354
SIG Group AG(a)	1,852	38,893
Sika AG	843	256,893
Sonova Holding AG, Class A	293	105,725
Straumann Holding AG	560	66,176
Swatch Group AG (The)	244	12,039
Swatch Group AG (The), BR	159	41,149
Swiss Life Holding AG	171	99,993
Swiss Prime Site AG	407	39,918
Swisscom AG(b)	140	83,096
Tecan Group AG, Class R	69	20,781
Temenos AG	333	33,611
UBS Group AG	17,841	302,495
VAT Group AG(c)	142	44,162
Vifor Pharma AG	295	52,691
Zurich Insurance Group AG	833	379,699

		6,668,067

Taiwan-0.00%
FIT Hon Teng Ltd.(a)(c)	5,482	699

United Kingdom-11.15%
3i Group PLC	5,252	85,566
abrdn PLC(b)	11,848	27,552
Admiral Group PLC	1,183	37,024
Ashtead Group PLC	2,465	127,247
Associated British Foods PLC	1,917	38,150
AstraZeneca PLC	8,581	1,138,149
Auto Trader Group PLC(b)(c)	5,132	40,493
AVEVA Group PLC(b)	629	16,917
Aviva PLC	20,589	110,372
B&M European Value Retail S.A.	4,943	30,259
BAE Systems PLC	17,516	162,736
Barclays PLC	92,306	168,402
Barratt Developments PLC	5,581	34,117
Bellway PLC	681	20,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Berkeley Group Holdings PLC	575	$29,150
BP PLC	107,417	523,661
British American Tobacco PLC	12,782	537,923
British Land Co. PLC (The)	5,099	32,648
BT Group PLC	38,290	84,604
Bunzl PLC	1,857	71,810
Burberry Group PLC	2,185	42,901
Centrica PLC(a)	32,418	31,949
CNH Industrial N.V	5,426	77,455
Compass Group PLC	9,827	206,671
ConvaTec Group PLC(c)	8,823	23,271
Croda International PLC(b)	743	71,879
DCC PLC	544	41,040
Dechra Pharmaceuticals PLC	579	26,153
Deliveroo PLC(a)(c)	7,106	9,750
Derwent London PLC	556	21,053
Diageo PLC	12,844	635,499
Direct Line Insurance Group PLC	7,348	23,302
Dr. Martens PLC	3,097	8,143
DS Smith PLC	7,036	28,610
easyJet PLC(a)(b)	2,050	14,052
Entain PLC(a)	3,212	60,297
Experian PLC	5,044	174,562
Halma PLC	2,089	64,226
Hargreaves Lansdown PLC(b)	2,082	23,639
Hiscox Ltd.	1,849	21,859
HomeServe PLC	1,522	18,728
Howden Joinery Group PLC	3,144	29,670
HSBC Holdings PLC	114,008	710,514
IMI PLC	1,423	23,910
Imperial Brands PLC	5,196	108,299
Informa PLC(a)	8,253	58,749
InterContinental Hotels Group PLC	1,010	64,380
Intermediate Capital Group PLC	1,533	29,361
International Consolidated Airlines Group S.A.(a)	6,173	10,839
Intertek Group PLC	890	55,380
ITV PLC(b)	20,544	18,963
J Sainsbury PLC	9,316	27,119
JD Sports Fashion PLC	13,586	22,451
Johnson Matthey PLC(b)	1,028	28,322
Just Eat Takeaway.com N.V.(a)(c)	996	26,867
Kingfisher PLC(b)	11,352	35,629
Land Securities Group PLC	3,929	36,611
Legal & General Group PLC	32,681	101,473
Lloyds Banking Group PLC	390,622	219,885
London Stock Exchange Group PLC	2,002	198,344
M&G PLC	14,334	38,333
Meggitt PLC(a)	4,298	41,740
Melrose Industries PLC	23,877	34,292
National Grid PLC	19,935	295,937
NatWest Group PLC	28,308	75,989
Next PLC	702	52,604
Ocado Group PLC(a)(b)	2,683	30,541
Pearson PLC(b)	4,160	40,398
Pennon Group PLC	1,475	20,486
Pepco Group N.V.(a)(c)	602	5,619
Persimmon PLC	1,751	45,596
Phoenix Group Holdings PLC	4,045	30,470
Prudential PLC	15,142	187,930

	Shares	Value
United Kingdom-(continued)
Reckitt Benckiser Group PLC	3,494	$272,150
RELX PLC	10,258	305,885
Renishaw PLC	186	9,777
Rentokil Initial PLC(b)	10,260	70,383
Rightmove PLC(b)	4,653	35,714
Rolls-Royce Holdings PLC(a)	46,173	47,077
Royal Mail PLC(b)	4,955	21,232
RS GROUP PLC	2,592	33,754
Sage Group PLC (The)	5,658	51,980
Schroders PLC(b)	616	21,702
Segro PLC	6,602	110,312
Severn Trent PLC	1,345	52,883
Smith & Nephew PLC	4,848	78,312
Smiths Group PLC	2,140	39,094
Spirax-Sarco Engineering PLC	405	61,159
SSE PLC	5,879	136,733
St James’s Place PLC	2,930	46,667
Standard Chartered PLC	13,904	95,104
Tate & Lyle PLC	2,581	25,112
Taylor Wimpey PLC	19,955	31,289
Tesco PLC	41,635	141,222
THG PLC(a)	5,214	6,851
Travis Perkins PLC	1,199	18,226
Unilever PLC	14,283	662,389
United Utilities Group PLC	3,762	54,048
Vodafone Group PLC	149,036	225,129
Weir Group PLC (The)	1,428	27,360
Whitbread PLC(a)(b)	1,113	38,523
Wise PLC, Class A(a)(b)	2,505	12,150
WPP PLC	6,109	75,654

		10,456,953

United States-3.60%
Amcor PLC, CDI	8,509	101,198
Avast PLC(c)	3,051	21,659
Ferguson PLC	1,221	153,746
GlaxoSmithKline PLC	27,634	621,273
James Hardie Industries PLC, CDI	2,449	70,821
JS Global Lifestyle Co. Ltd.(c)	6,774	8,030
Nestle S.A.	15,307	1,980,493
Oracle Corp.	185	11,938
QIAGEN N.V.(a)	1,218	56,308
Samsonite International S.A.(a)(c)	7,211	15,826
Sims Ltd.	897	13,051
Stellantis N.V.	11,153	148,583
Swiss Re AG	1,592	130,844
Tenaris S.A.	2,577	39,290

		3,373,060

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $107,848,794)		93,399,516

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.49%
Invesco Private Government Fund, 0.40%(e)(f)(g)	2,387,931	2,387,931

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.35%(e)(f)(g)	5,570,716	$5,570,716

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,958,325)		7,958,647

TOTAL INVESTMENTS IN SECURITIES-108.10% (Cost $115,807,119)		101,358,163
OTHER ASSETS LESS LIABILITIES-(8.10)%		(7,598,868)

NET ASSETS-100.00%		$93,759,295

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $1,648,809, which represented 1.76% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$160,782	$4,665,323	$(4,826,105)	$-	$-	$-	$51
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	335,481	5,378,960	(3,326,510)	-	-	2,387,931	870	*
Invesco Private Prime Fund	783,705	11,209,978	(6,422,625)	322	(664)	5,570,716	2,220	*

Total	$1,279,968	$21,254,261	$(14,575,240)	$322	$(664)	$7,958,647	$3,141

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Financials	16.62
Industrials	15.35
Health Care	12.38
Consumer Discretionary	11.08
Consumer Staples	9.97
Information Technology	9.88
Materials	8.61
Communication Services	4.87
Energy	3.98
Utilities	3.44
Real Estate	3.43
Money Market Funds Plus Other Assets Less Liabilities	0.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-91.37%
Bahrain-0.12%
Ahli United Bank BSC	16,458	$16,872

Brazil-6.53%
Alpargatas S.A., Preference Shares	584	2,311
Ambev S.A.	10,633	31,176
Americanas S.A.	1,792	8,685
Atacadao S.A.	1,123	4,665
Auren Energia S.A.	903	2,673
Azul S.A., Preference Shares(a)	275	1,220
B3 S.A. - Brasil, Bolsa, Balcao	15,789	42,404
Banco Bradesco S.A.	2,658	8,003
Banco Bradesco S.A., Preference Shares	11,653	42,309
Banco BTG Pactual S.A.	2,300	10,724
Banco do Brasil S.A.	1,490	9,995
Banco Inter S.A.	1,800	1,854
Banco Inter S.A., Preference Shares(b)	1,800	1,901
Banco Pan S.A., Preference Shares	300	567
Banco Santander Brasil S.A.	571	3,661
BB Seguridade Participacoes S.A	1,800	9,243
BR Malls Participacoes S.A.(a)	2,353	4,509
Bradespar S.A., Preference Shares	647	3,827
Braskem S.A., Class A, Preference Shares	599	4,865
BRF S.A.(a)	1,848	5,068
CCR S.A.	2,986	7,483
Centrais Eletricas Brasileiras S.A.	1,215	9,932
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	604	4,897
Cia Brasileira de Distribuicao	670	2,750
Cia de Locacao das Americas	597	2,840
Cia de Saneamento Basico do Estado de Sao Paulo	952	8,560
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	587	2,982
Cia Energetica de Minas Gerais	300	1,160
Cia Energetica de Minas Gerais, Preference Shares	2,772	8,212
Cia Paranaense de Energia	900	1,185
Cia Paranaense de Energia, Class B, Preference Shares	2,460	3,696
Cia Siderurgica Nacional S.A	1,289	5,484
Cosan S.A.	1,588	6,734
CPFL Energia S.A.	587	4,285
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	614	1,754
Dexco S.A.	663	1,723
EDP - Energias do Brasil S.A.	631	2,699
Embraer S.A.(a)	1,800	5,165
Energisa S.A.	583	5,608
Eneva S.A.(a)	2,332	6,461
ENGIE Brasil Energia S.A.	576	4,873
Equatorial Energia S.A.	2,382	12,333
Gerdau S.A., Preference Shares	2,346	13,250
GPS Participacoes e Empreendimentos S.A.(b)	800	2,420
GRUPO DE MODA SOMA S.A.(a)	1,000	2,439
Grupo Mateus S.A.(a)	2,300	2,197
Hapvida Participacoes e Investimentos S.A.(b)	9,145	16,195
Hypera S.A.	1,177	8,894

	Shares	Value
Brazil-(continued)
Itau Unibanco Holding S.A.	1,228	$4,979
Itau Unibanco Holding S.A., Preference Shares	10,948	52,770
Itausa S.A., Preference Shares	12,545	23,331
Klabin S.A.	1,553	6,504
Localiza Rent a Car S.A.	1,253	13,395
Locaweb Servicos de Internet S.A.(a)(b)	1,100	1,593
Lojas Renner S.A.	2,607	12,503
Magazine Luiza S.A.	7,028	6,926
Marfrig Global Foods S.A.	1,700	6,437
Multiplan Empreendimentos Imobiliarios S.A.	607	3,021
Natura & Co. Holding S.A.	2,374	8,912
Neoenergia S.A.	1,100	4,171
Odontoprev S.A.	2,005	4,109
Petro Rio S.A.(a)	1,500	8,087
Petroleo Brasileiro S.A.	9,429	63,670
Petroleo Brasileiro S.A., Preference Shares	11,323	69,234
Porto Seguro S.A.	300	1,233
Raia Drogasil S.A.	3,005	12,700
Rede D’Or Sao Luiz S.A.(b)	900	6,675
Rumo S.A.	3,896	12,879
Sao Martinho S.A.	583	5,464
Sendas Distribuidora S.A	2,050	6,325
Sul America S.A.	1,214	6,511
Suzano S.A.	1,823	18,262
Telefonica Brasil S.A.	1,185	12,728
TIM S.A.	2,474	6,734
TOTVS S.A.	1,207	7,792
Transmissora Alianca de Energia Eletrica S.A.	200	1,776
Ultrapar Participacoes S.A.	2,376	6,271
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	1,220	2,786
Vale S.A	9,394	157,996
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.	300	827
Via S/A.(a)	3,204	1,922
Vibra Energia S.A.	3,005	12,816
WEG S.A.	3,654	22,209
YDUQS Participacoes S.A., Class A	620	2,018

		951,437

Chile-0.55%
Banco de Chile	130,246	13,001
Banco de Credito e Inversiones S.A.	130	4,022
Banco Santander Chile	162,510	7,816
Cencosud S.A.	2,724	4,359
Cencosud Shopping S.A.	1,796	1,831
Cia Cervecerias Unidas S.A.	418	2,793
Colbun S.A.	22,565	1,612
Embotelladora Andina S.A., Class B, Preference Shares	617	1,121
Empresas CMPC S.A.	3,253	4,847
Empresas COPEC S.A.	1,011	7,431
Enel Americas S.A.	45,827	4,797
Enel Chile S.A.	76,082	2,006
Falabella S.A.	1,963	5,511
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	260	19,293

		80,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
China-33.09%
360 DigiTech, Inc., ADR(c)	254	$3,665
51job, Inc., ADR(a)(c)	89	5,416
AECC Aero-Engine Control Co. Ltd., A Shares	2,000	7,203
AECC Aviation Power Co. Ltd., A Shares	600	3,427
Agricultural Bank of China Ltd., A Shares	35,600	16,485
Agricultural Bank of China Ltd., H Shares	56,702	21,292
Aier Eye Hospital Group Co. Ltd., A Shares	1,248	6,752
Airtac International Group	392	10,649
Akeso, Inc.(a)(b)	1,509	2,805
Alibaba Group Holding Ltd.(a)	33,406	408,326
Alibaba Health Information Technology Ltd.(a)	11,976	6,776
A-Living Smart City Services Co. Ltd., U Shares(b)	2,148	3,375
Aluminum Corp. of China Ltd., A Shares(a)	11,200	8,009
Anhui Conch Cement Co. Ltd., A Shares	1,100	6,610
Anhui Conch Cement Co. Ltd., H Shares	3,027	16,393
Anhui Expressway Co. Ltd., H Shares	10,000	8,787
Anhui Gujing Distillery Co. Ltd., B Shares	1,100	14,626
ANTA Sports Products Ltd.	2,964	34,092
Autohome, Inc., ADR	171	4,971
AviChina Industry & Technology Co. Ltd., H Shares(c)	11,085	6,000
Baidu, Inc., A Shares(a)	4,150	65,154
Bank of China Ltd., A Shares	27,100	13,237
Bank of China Ltd., H Shares	154,797	60,939
Bank of Communications Co. Ltd., A Shares	8,200	6,305
Bank of Communications Co. Ltd., H Shares	18,243	12,718
Bank of Ningbo Co. Ltd., A Shares	1,500	8,187
Bank of Shanghai Co. Ltd., A Shares	6,800	6,673
Beijing Enterprises Water Group Ltd.	12,423	4,007
Beijing Shiji Information Technology Co. Ltd., A Shares	200	540
Bengang Steel Plates Co. Ltd., A Shares	9,400	5,855
Bilibili, Inc., Z Shares(a)	260	6,370
BOE Technology Group Co. Ltd., A Shares	8,664	4,967
Bosideng International Holdings Ltd.(c)	6,000	2,987
BYD Co. Ltd., A Shares	500	18,204
BYD Co. Ltd., H Shares	1,747	51,334
BYD Electronic International Co. Ltd.(c)	2,659	5,346
CanSino Biologics, Inc., H Shares(a)(b)(c)	150	1,601
Central China Securities Co. Ltd., A Shares	10,700	6,362
CGN Power Co. Ltd., H Shares(b)	29,976	8,415
China Cinda Asset Management Co. Ltd., H Shares	23,904	4,015
China CITIC Bank Corp. Ltd., H Shares	24,151	12,284
China Conch Environment Protection Holdings Ltd.(a)	3,000	2,569
China Conch Venture Holdings Ltd.	3,000	7,819
China Construction Bank Corp., H Shares	216,158	153,614
China Everbright Bank Co. Ltd., H Shares	14,382	5,212
China Everbright Environment Group Ltd.	11,606	6,823
China Feihe Ltd.(b)	8,848	8,340
China Galaxy Securities Co. Ltd., H Shares	5,645	3,062
China Greatwall Technology Group Co. Ltd., A Shares	2,300	3,129
China Hongqiao Group Ltd.	5,645	7,058
China International Capital Corp. Ltd., H Shares(b)	4,491	8,965
China Jinmao Holdings Group Ltd.	22,599	7,357
China Lesso Group Holdings Ltd.	2,485	3,082

	Shares	Value
China-(continued)
China Life Insurance Co. Ltd., H Shares	12,453	$18,072
China Literature Ltd.(a)(b)	1,181	4,976
China Longyuan Power Group Corp. Ltd., H Shares	8,894	17,255
China Medical System Holdings Ltd.	5,331	7,581
China Meidong Auto Holdings Ltd.(c)	1,419	4,640
China Mengniu Dairy Co. Ltd.	7,322	39,398
China Merchants Bank Co. Ltd., A Shares	4,500	26,991
China Merchants Bank Co. Ltd., H Shares	8,585	51,683
China Merchants Port Holdings Co. Ltd.	4,725	8,231
China Merchants Securities Co. Ltd., H Shares(b)	6,007	6,235
China Minsheng Banking Corp. Ltd., A Shares	9,400	5,269
China Minsheng Banking Corp. Ltd., H Shares(c)	18,341	6,957
China Molybdenum Co. Ltd., H Shares	15,239	7,593
China National Building Material Co. Ltd., H Shares	11,722	15,538
China Northern Rare Earth Group High-Tech Co. Ltd., A Shares	500	2,364
China Oilfield Services Ltd., H Shares	5,890	6,064
China Overseas Land & Investment Ltd.	9,209	28,364
China Pacific Insurance (Group) Co. Ltd., A Shares	1,400	4,386
China Pacific Insurance (Group) Co. Ltd., H Shares	7,015	15,498
China Petroleum & Chemical Corp., A Shares	22,200	14,554
China Petroleum & Chemical Corp., H Shares	59,372	29,243
China Power International Development Ltd.	15,000	7,204
China Resources Beer Holdings Co. Ltd.	4,375	25,539
China Resources Cement Holdings Ltd.	10,302	8,525
China Resources Land Ltd.	7,036	31,237
China Resources Mixc Lifestyle Services Ltd.(b)	1,800	8,625
China Resources Power Holdings Co. Ltd.	4,449	8,328
China Shenhua Energy Co. Ltd., H Shares	9,015	28,738
China Taiping Insurance Holdings Co. Ltd.	4,847	5,530
China Three Gorges Renewables Group Co. Ltd., A Shares	2,400	2,099
China Tourism Group Duty Free Corp. Ltd., A Shares	355	9,598
China Tower Corp. Ltd., H Shares(b)	132,799	15,493
China Traditional Chinese Medicine Holdings Co. Ltd.	11,088	5,389
China Vanke Co. Ltd., A Shares	1,700	4,954
China Vanke Co. Ltd., H Shares	5,403	12,621
China Yangtze Power Co. Ltd., A Shares	5,300	18,173
Chongqing Changan Automobile Co. Ltd., A Shares	1,820	2,865
Chongqing Zhifei Biological Products Co. Ltd., A Shares	300	4,270
CIFI Holdings Group Co. Ltd.	11,501	5,545
CITIC Ltd.	12,188	12,634
CITIC Securities Co. Ltd., A Shares	2,600	7,691
CITIC Securities Co. Ltd., H Shares	5,556	12,187
Contemporary Amperex Technology Co. Ltd., A Shares	300	18,311
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	4,870	10,519
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	3,450	5,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
China-(continued)
Country Garden Holdings Co. Ltd.	18,279	$12,492
Country Garden Services Holdings Co. Ltd.	4,299	18,107
CSC Financial Co. Ltd., H Shares(b)	1,890	1,729
CSG Holding Co. Ltd., B Shares	30,600	11,080
CSPC Pharmaceutical Group Ltd.	22,025	22,431
Dada Nexus Ltd., ADR(a)	183	1,396
Dali Foods Group Co. Ltd.(b)	6,416	3,265
Datang International Power Generation Co. Ltd., A Shares	31,500	10,886
DiDi Global, Inc., ADR(a)	4,137	7,778
Dongfang Electric Corp. Ltd., A Shares	400	758
Dongfeng Motor Group Co. Ltd., H Shares	6,333	4,619
East Group Co. Ltd., A Shares	3,000	2,892
East Money Information Co. Ltd., A Shares	2,251	7,648
ENN Energy Holdings Ltd.	1,400	18,614
Eternal Asia Supply Chain Management Ltd., A Shares	9,200	6,850
Eve Energy Co. Ltd., A Shares	500	4,876
Evergrande Property Services Group Ltd.(a)(b)(d)	13,000	2,858
Far East Horizon Ltd.	6,938	5,648
Flat Glass Group Co. Ltd., H Shares	1,504	5,396
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	645	7,934
Fosun International Ltd.	6,000	6,319
Full Truck Alliance Co. Ltd., ADR(a)(c)	800	4,824
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	2,135	8,709
Ganfeng Lithium Co. Ltd., A Shares	500	8,289
GDS Holdings Ltd., A Shares(a)	500	1,990
Geely Automobile Holdings Ltd.	12,557	19,454
Genscript Biotech Corp.(a)	2,278	6,360
GF Securities Co. Ltd., H Shares	5,489	6,825
GOME Retail Holdings Ltd.(a)	39,903	1,919
Great Wall Motor Co. Ltd., H Shares	8,703	12,192
GRG Banking Equipment Co. Ltd., A Shares	4,700	6,049
Guangdong Haid Group Co. Ltd., A Shares	800	7,434
Guangdong Investment Ltd.	10,495	13,444
Guangshen Railway Co. Ltd., H Shares(a)	28,000	4,660
Guangzhou Automobile Group Co. Ltd., H Shares	7,381	6,273
Guangzhou R&F Properties Co. Ltd., H Shares(c)	19,200	7,131
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A Shares.	3,865	4,282
Haidilao International Holding Ltd.(b)(c)	2,689	5,241
Haier Smart Home Co. Ltd., A Shares	2,300	8,911
Haier Smart Home Co. Ltd., H Shares	4,800	17,157
Haitian International Holdings Ltd.	942	2,327
Haitong Securities Co. Ltd., A Shares	4,700	6,407
Haitong Securities Co. Ltd., H Shares	6,320	4,419
Hangzhou Shunwang Technology Co. Ltd., A Shares	300	451
Hangzhou Tigermed Consulting Co. Ltd., A Shares	500	6,703
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,903	3,107
Hello Group, Inc., ADR	513	2,729
Henan Shuanghui Investment & Development Co. Ltd., A Shares	1,400	6,300
Hengan International Group Co. Ltd.	2,606	12,334

	Shares	Value
China-(continued)
Hongta Securities Co. Ltd., A Shares	4,400	$5,969
Hua Hong Semiconductor Ltd.(a)(b)	1,506	5,855
Huadian Power International Corp. Ltd., A Shares	3,600	2,029
Huaneng Power International, Inc., H Shares	13,885	6,973
Huatai Securities Co. Ltd., H Shares(b)	5,566	7,652
Huazhu Group Ltd., ADR	519	15,695
Hubei Biocause Pharmaceutical Co. Ltd., A Shares	30,700	13,147
Hygeia Healthcare Holdings Co. Ltd.(b)	600	2,920
Industrial & Commercial Bank of China Ltd., A Shares	10,400	7,511
Industrial & Commercial Bank of China Ltd., H Shares	181,944	109,671
Industrial Bank Co. Ltd., A Shares	4,200	12,935
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	1,700	9,854
Innovent Biologics, Inc.(a)(b)	3,327	10,168
Inspur Electronic Information Industry Co. Ltd., A Shares	1,500	5,577
iQIYI, Inc., ADR(a)	803	2,859
JA Solar Technology Co. Ltd., A Shares	200	2,452
JD Health International, Inc.(a)(b)	1,750	10,987
JD.com, Inc., A Shares(a)	3,675	114,564
Jiangsu Expressway Co. Ltd., H Shares	5,406	5,337
Jiangsu Hengrui Medicine Co. Ltd., A Shares	1,524	6,775
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	500	11,964
Jiangsu Zhongtian Technology Co. Ltd., A Shares	300	730
Jiangxi Copper Co. Ltd., H Shares	3,899	6,142
Jiangxi Special Electric Motor Co. Ltd., A Shares(a)	200	606
Jiayuan International Group Ltd.	23,242	3,525
Jinxin Fertility Group Ltd.(a)(b)(c)	4,260	2,660
Jiumaojiu International Holdings Ltd.(b)(c)	2,504	5,515
Joyoung Co. Ltd., A Shares	1,100	2,498
JOYY, Inc., ADR	148	5,856
Juewei Food Co. Ltd., A Shares	600	3,978
Kaishan Group Co. Ltd., A Shares	4,100	7,996
Kanzhun Ltd., ADR(a)(c)	519	12,212
KE Holdings, Inc., ADR(a)	573	8,125
Kingboard Holdings Ltd.	2,587	11,628
KingClean Electric Co. Ltd., A Shares	1,160	3,580
Kingdee International Software Group Co. Ltd.(a)	6,286	12,800
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	184	666
Kingsoft Corp. Ltd.	2,455	7,451
Kuaishou Technology(a)(b)	3,839	31,546
Kweichow Moutai Co. Ltd., A Shares	253	69,647
KWG Group Holdings Ltd.	10,500	3,737
Legend Holdings Corp., H Shares(b)	2,900	3,409
Lens Technology Co. Ltd., A Shares	1,700	2,600
Leyard Optoelectronic Co. Ltd., A Shares	4,200	3,766
Li Auto, Inc., ADR(a)	1,066	23,910
Li Ning Co. Ltd.	5,434	42,497
LianChuang Electronic Technology Co. Ltd., A Shares	3,200	5,449
Logan Group Co. Ltd.(c)	5,111	1,577
Longfor Group Holdings Ltd.(b)	5,505	26,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
China-(continued)
LONGi Green Energy Technology Co. Ltd., A Shares	1,160	$11,739
Longshine Technology Group Co. Ltd., A Shares	300	950
Lufax Holding Ltd., ADR	1,432	7,948
Luxshare Precision Industry Co. Ltd., A Shares	1,869	8,648
Luzhou Laojiao Co. Ltd., A Shares	300	9,497
Mango Excellent Media Co. Ltd., A Shares	800	4,296
Maxscend Microelectronics Co. Ltd., A Shares	200	5,579
Meituan, B Shares(a)(b)	9,180	197,061
Ming Yuan Cloud Group Holdings Ltd.(c)	2,098	2,753
MINISO Group Holding Ltd., ADR(c)	250	1,838
Muyuan Foods Co. Ltd., A Shares	1,418	11,121
NARI Technology Co. Ltd., A Shares	400	1,923
NAURA Technology Group Co. Ltd., A Shares	200	7,128
NetEase, Inc.	3,499	66,869
New China Life Insurance Co. Ltd., A Shares	1,100	4,937
New China Life Insurance Co. Ltd., H Shares	2,389	6,035
New Hope Liuhe Co. Ltd., A Shares(a)	3,500	7,402
New Oriental Education & Technology Group, Inc., ADR(a)(c)	371	4,656
Ninestar Corp., A Shares	2,000	12,256
Ningbo Orient Wires & Cables Co. Ltd., A Shares	100	713
NIO, Inc., ADR(a)(c)	2,814	46,994
Nongfu Spring Co. Ltd., H Shares(b)(c)	1,000	5,293
People’s Insurance Co. Group of China Ltd. (The), H Shares	17,682	5,638
PetroChina Co. Ltd., H Shares	59,275	28,391
Pharmaron Beijing Co. Ltd., A Shares	500	9,452
PICC Property & Casualty Co. Ltd., H Shares	17,653	17,940
Pinduoduo, Inc., ADR(a)	904	38,953
Ping An Bank Co. Ltd., A Shares	4,700	10,834
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,160	2,855
Ping An Insurance (Group) Co. of China Ltd., A Shares	1,400	9,396
Ping An Insurance (Group) Co. of China Ltd., H Shares	15,052	96,809
Poly Developments and Holdings Group Co. Ltd., A Shares	4,100	11,239
Poly Property Services Co. Ltd., H Shares(b)	1,000	6,582
Pop Mart International Group Ltd.(b)	1,373	6,252
Postal Savings Bank of China Co. Ltd., H Shares(b)(c)	24,176	18,382
Power Construction Corp. of China Ltd., A Shares	700	811
Qingdao Hanhe Cable Co. Ltd., A Shares	13,000	6,911
Remegen Co. Ltd., H Shares(a)(b)	157	662
RLX Technology, Inc., ADR(a)	1,182	2,399
Sany Heavy Industry Co. Ltd., A Shares	2,400	5,942
Seazen Group Ltd.	10,036	4,187
SF Holding Co. Ltd., A Shares	800	6,182
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	7,018	7,438
Shanghai Baosight Software Co. Ltd., B Shares	300	1,099
Shanghai Flyco Electrical Appliance Co. Ltd., A Shares	1,700	15,382

	Shares	Value
China-(continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	1,794	$7,589
Shanghai International Airport Co. Ltd., A Shares(a)	800	5,930
Shanghai Jahwa United Co. Ltd., A Shares	600	2,820
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	3,258	5,245
Shanghai Pudong Development Bank Co. Ltd., A Shares	7,000	8,490
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares(a)	60,100	14,905
Shanxi Taigang Stainless Steel Co. Ltd., A Shares	3,900	3,523
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	340	13,920
Shenzhen Agricultural Products Group Co. Ltd., A Shares	9,100	8,219
Shenzhen Huaqiang Industry Co. Ltd., A Shares	3,200	5,423
Shenzhen Inovance Technology Co. Ltd., A Shares	850	7,360
Shenzhen International Holdings Ltd.	4,401	4,711
Shenzhen Kaifa Technology Co. Ltd., A Shares	3,500	5,141
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	300	2,916
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	255	12,002
Shenzhen MTC Co. Ltd., A Shares(a)	6,800	3,301
Shenzhen Neptunus Bioengineering Co. Ltd., A Shares(a)	18,200	8,872
Shenzhou International Group Holdings Ltd.	1,820	25,024
Sieyuan Electric Co. Ltd., A Shares	1,700	7,702
Silergy Corp.	154	13,602
Sino Biopharmaceutical Ltd.	24,261	12,634
Sinopec Oilfield Service Corp., A Shares(a)	26,800	7,294
Sinopharm Group Co. Ltd., H Shares	2,558	5,870
Sinotruk Hong Kong Ltd.	3,003	3,614
Smoore International Holdings Ltd.(b)	3,960	8,328
Sun Art Retail Group Ltd.	7,000	2,172
Sunac China Holdings Ltd.(d)	8,090	4,250
Sungrow Power Supply Co. Ltd., A Shares	300	2,878
Sunny Optical Technology Group Co. Ltd.	1,759	25,738
TAL Education Group, ADR(a)	1,093	3,705
Tencent Holdings Ltd.	14,047	658,951
Tencent Music Entertainment Group, ADR(a)	1,487	6,320
Tianjin Guangyu Development Co. Ltd., A Shares	300	498
Tongcheng Travel Holdings Ltd.(a)(b)	3,567	6,279
Tongwei Co. Ltd., A Shares	1,200	7,348
Topsec Technologies Group, Inc., A Shares	3,200	4,432
Topsports International Holdings Ltd.(b)	6,000	4,591
TravelSky Technology Ltd., H Shares	3,000	4,492
Trina Solar Co. Ltd., A Shares	218	1,663
Trip.com Group Ltd., ADR(a)(c)	1,255	29,681
Tsingtao Brewery Co. Ltd., H Shares	1,214	9,847
Vipshop Holdings Ltd., ADR(a)	1,088	8,334
Walvax Biotechnology Co. Ltd., A Shares	200	1,608
Wanhua Chemical Group Co. Ltd., A Shares	800	9,399
Weibo Corp., ADR(a)	159	3,679
Weichai Power Co. Ltd., H Shares	6,346	8,838

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
China-(continued)
Will Semiconductor Co. Ltd., A Shares	200	$4,487
Wingtech Technology Co. Ltd., A Shares	500	4,899
Wuliangye Yibin Co. Ltd., A Shares	600	14,592
WuXi AppTec Co. Ltd., A Shares	200	3,077
WuXi AppTec Co. Ltd., H Shares(b)	908	12,163
Wuxi Biologics Cayman, Inc.(a)(b)	7,834	56,857
Xiaomi Corp., B Shares(a)(b)	17,800	27,041
Xinhua Winshare Publishing and Media Co. Ltd., H Shares	9,000	6,396
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares	4,100	6,924
Xinyi Solar Holdings Ltd.	11,162	16,647
XPeng, Inc., ADR(a)	1,140	28,055
Yadea Group Holdings Ltd.(b)	1,604	2,405
Yangzijiang Shipbuilding Holdings Ltd.	6,111	4,009
Yankuang Energy Group Co. Ltd., H Shares	7,007	19,750
Yanlord Land Group Ltd.	4,696	4,139
Yantai Eddie Precision Machinery Co. Ltd., A Shares	1,220	3,520
Yihai International Holding Ltd.(c)	961	2,691
Yonyou Network Technology Co. Ltd., A Shares	1,430	4,102
Yunnan Baiyao Group Co. Ltd., A Shares	500	5,751
Yunnan Energy New Material Co. Ltd., A Shares	200	6,103
Zai Lab Ltd., ADR(a)(c)	149	5,954
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	200	9,203
Zhefu Holding Group Co. Ltd., A Shares	11,200	7,541
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	900	6,817
Zhengqi Holdings Co. Ltd., Rts., TBA(a)(d)	15	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)(c)	1,150	3,958
Zhongsheng Group Holdings Ltd.(c)	1,866	12,288
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	1,725	6,762
Zijin Mining Group Co. Ltd., H Shares	16,924	24,889
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	6,186	3,608
ZTE Corp., H Shares	2,537	5,308

		4,820,326

Colombia-0.23%
Bancolombia S.A.	480	4,684
Bancolombia S.A., Preference Shares	731	7,057
Cementos Argos S.A.	3,355	5,065
Grupo de Inversiones Suramericana S.A	738	7,439
Grupo de Inversiones Suramericana S.A., Preference Shares	85	468
Interconexion Electrica S.A. ESP	1,489	8,145

		32,858

Czech Rep-0.24%
CEZ A.S.	684	29,278
Komercni banka A.S.	195	6,361

		35,639

Egypt-0.17%
Commercial International Bank Egypt S.A.E.	3,554	8,611
Eastern Co. S.A.E.	2,587	1,507

	Shares	Value
Egypt-(continued)
Egypt Kuwait Holding Co. S.A.E.	9,017	$11,632
ElSewedy Electric Co.	3,878	1,642
Fawry for Banking & Payment Technology Services SAE(a)	4,218	1,054
Telecom Egypt Co.	405	357

		24,803

Greece-0.37%
Alpha Services and Holdings S.A.(a)	4,676	5,253
Eurobank Ergasias Services and Holdings S.A.(a)	3,778	3,928
Hellenic Petroleum Holdings S.A.	212	1,588
Hellenic Telecommunications Organization S.A.	631	11,982
JUMBO S.A.	308	4,982
Motor Oil Hellas Corinth Refineries S.A.	183	2,888
Mytilineos S.A.	302	5,571
OPAP S.A.	518	7,569
Piraeus Financial Holdings S.A.(a)	898	1,290
Public Power Corp. S.A.(a)	429	3,414
Terna Energy S.A.	253	4,692

		53,157

Hong Kong-0.10%
Alibaba Pictures Group Ltd.(a)	65,836	5,520
Kingboard Laminates Holdings Ltd.	2,960	4,547
Nine Dragons Paper Holdings Ltd.	5,701	5,020

		15,087

Hungary-0.26%
Gedeon Richter PLC	465	9,241
Magyar Telekom Telecommunications PLC	3,945	4,269
MOL Hungarian Oil & Gas PLC	1,099	9,374
OTP Bank Nyrt(a)	511	15,083

		37,967

India-6.78%
Axis Bank Ltd., GDR(a)(b)	1,892	88,257
Dr. Reddy’s Laboratories Ltd., ADR	1,298	69,677
ICICI Bank Ltd., ADR(c)	2,526	48,095
Infosys Ltd., ADR	6,823	135,573
Larsen & Toubro Ltd., GDR(b)(c)	4,794	103,837
Mahindra & Mahindra Ltd., GDR(b)	6,677	78,115
Reliance Industries Ltd., GDR(b)	2,572	183,436
State Bank of India, GDR(b)(c)	1,431	90,678
Tata Motors Ltd., ADR(a)(c)	2,159	60,905
Tata Steel Ltd., GDR(b)	4,866	77,569
Wipro Ltd., ADR	7,963	51,282

		987,424

Indonesia-2.12%
PT Adaro Energy Tbk	26,043	5,974
PT Astra International Tbk	43,539	22,750
PT Bank Central Asia Tbk	88,346	49,412
PT Bank Mandiri (Persero) Tbk	47,283	29,134
PT Bank Negara Indonesia (Persero) Tbk	20,831	13,176
PT Bank Rakyat Indonesia (Persero) Tbk	145,080	48,223
PT Bank Syariah Indonesia Tbk(a)	6,804	742
PT Barito Pacific Tbk	76,525	4,476
PT Bukit Asam Tbk	12,017	3,161
PT Bumi Serpong Damai Tbk(a)	15,660	1,036
PT Charoen Pokphand Indonesia Tbk	19,817	7,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Indonesia-(continued)
PT Elang Mahkota Teknologi Tbk(a)	69,200	$14,177
PT Gudang Garam Tbk	1,368	2,897
PT Hanjaya Mandala Sampoerna Tbk	30,406	2,031
PT Indah Kiat Pulp & Paper Corp. Tbk	6,972	3,643
PT Indocement Tunggal Prakarsa Tbk	4,030	2,909
PT Indofood CBP Sukses Makmur Tbk	7,212	3,790
PT Indofood Sukses Makmur Tbk	12,890	5,602
PT Jasa Marga (Persero) Tbk(a)	8,054	2,239
PT Kalbe Farma Tbk	57,382	6,491
PT Media Nusantara Citra Tbk	19,302	1,337
PT Perusahaan Gas Negara Tbk(a)	47,200	4,716
PT Sarana Menara Nusantara Tbk	58,884	4,098
PT Semen Indonesia (Persero) Tbk	8,361	3,685
PT Smartfren Telecom Tbk(a)	407,630	2,323
PT Surya Citra Media Tbk(a)	102,611	1,788
PT Telkom Indonesia (Persero) Tbk	121,212	38,629
PT Tower Bersama Infrastructure Tbk	33,854	7,017
PT Unilever Indonesia Tbk	16,257	4,358
PT United Tractors Tbk	4,352	9,071
PT XL Axiata Tbk	15,660	3,438

		309,363

Kuwait-0.90%
Agility Public Warehousing Co. KSC	3,793	15,377
Boubyan Bank KSCP	2,615	8,371
Boubyan Petrochemicals Co. KSCP	1,751	5,805
Gulf Bank KSCP	4,819	5,362
Humansoft Holding Co. KSC	256	2,820
Kuwait Finance House KSCP	6,925	22,245
Mabanee Co. K.P.S.C	2,352	6,409
Mobile Telecommunications Co. KSCP	2,063	4,585
National Bank of Kuwait SAKP	17,356	59,424

		130,398

Luxembourg-0.04%
Reinet Investments S.C.A.	309	6,250

Malaysia-2.08%
Alliance Bank Malaysia Bhd	2,988	2,580
AMMB Holdings Bhd	7,188	6,062
Axiata Group Bhd	12,417	9,987
British American Tobacco Malaysia Bhd	574	1,696
CIMB Group Holdings Bhd	19,647	23,415
Dialog Group Bhd	12,493	7,154
DiGi.Com Bhd	12,484	10,904
FGV Holdings Bhd	7,077	3,300
Fraser & Neave Holdings Bhd	552	2,916
Genting Bhd	6,581	6,972
Genting Malaysia Bhd	7,676	5,335
Hartalega Holdings Bhd	4,589	4,630
Hong Leong Bank Bhd	1,761	8,456
Hong Leong Financial Group Bhd	620	2,754
IHH Healthcare Bhd	7,482	11,270
IOI Corp. Bhd	8,856	9,478
Kuala Lumpur Kepong Bhd	606	4,084
Malayan Banking Bhd	10,482	21,785
Malaysia Airports Holdings Bhd.(a)	2,460	3,876
Maxis Bhd	7,130	6,203
MISC Bhd	3,660	6,552
Nestle Malaysia Bhd	270	8,254
Petronas Chemicals Group Bhd	5,902	13,855

	Shares	Value
Malaysia-(continued)
Petronas Dagangan Bhd	620	$3,085
PPB Group Bhd	1,783	7,036
Press Metal Aluminium Holdings Bhd	9,094	12,471
Public Bank Bhd	33,870	36,399
QL Resources Bhd	3,549	4,160
RHB Bank Bhd	4,876	6,987
Sime Darby Bhd	10,479	5,607
Sime Darby Plantation Bhd	8,945	10,752
Supermax Corp. Bhd	4,700	1,198
Telekom Malaysia Bhd	2,417	2,760
Tenaga Nasional Bhd	9,747	20,240
Top Glove Corp. Bhd	14,068	5,429
Westports Holdings Bhd	3,655	3,301
YTL Corp. Bhd	17,793	2,587

		303,530

Mexico-2.68%
Alfa S.A.B. de C.V., Class A	6,353	4,255
Alpek S.A.B. de C.V.	700	945
America Movil S.A.B. de C.V., Series L	69,895	68,016
Arca Continental S.A.B. de C.V.	1,098	6,967
Banco del Bajio S.A.(b)	1,802	4,449
Becle S.A.B. de C.V.	1,733	4,320
Cemex S.A.B. de C.V., Series CPO(a)(e)	34,308	15,096
Coca-Cola FEMSA S.A.B. de C.V., Series L	1,333	7,268
Concentradora Fibra Danhos S.A. de C.V	700	783
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A(a)	1,952	3,131
El Puerto de Liverpool S.A.B. de C.V., Series C-1	624	3,146
Fibra Uno Administracion S.A. de C.V.	6,335	6,947
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	4,519	33,976
Gruma S.A.B. de C.V., Class B	606	7,197
Grupo Aeroportuario del Centro Norte S.A.B.de C.V.	100	702
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	614	9,448
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	305	6,656
Grupo Bimbo S.A.B. de C.V., Series A(c)	6,642	20,471
Grupo Carso S.A.B. de C.V., Series A1	1,332	4,351
Grupo Comercial Chedraui, S.A. de C.V	2,600	6,553
Grupo Elektra S.A.B. de C.V	36	2,158
Grupo Financiero Banorte S.A.B. de C.V., Class O	7,054	46,561
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)(c)	4,630	7,847
Grupo Mexico S.A.B. de C.V., Class B	7,713	36,100
Grupo Televisa S.A.B., Series CPO(g)	6,500	12,065
Industrias Penoles S.A.B. de C.V.	348	3,832
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(c)	3,781	5,278
Megacable Holdings S.A.B. de C.V., Series CPO(h)	624	1,777
Operadora de Sites Mexicanos S.A. de C.V., Class A-1	6,616	8,079
Orbia Advance Corp. S.A.B. de C.V.	2,906	6,991
Prologis Property Mexico S.A. de C.V.	1,500	4,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Mexico-(continued)
Promotora y Operadora de Infraestructura S.A.B de C.V.	274	$1,997
Regional S.A.B. de C.V.	100	603
Wal-Mart de Mexico S.A.B. de C.V., Series V	11,059	39,102

		391,093

Pakistan-0.01%
Fauji Fertilizer Co. Ltd.	1,677	1,083

Philippines-0.96%
Aboitiz Power Corp.	5,508	3,389
AC Energy Corp.	13,100	1,801
Alliance Global Group, Inc.	13,154	2,970
Ayala Corp.	606	8,536
Ayala Land, Inc.	18,968	11,618
Bank of the Philippine Islands	5,172	9,378
BDO Unibank, Inc.	5,544	13,685
Bloomberry Resorts Corp.(a)	5,404	627
Converge Information and Communications Technology Solutions, Inc.(a)	5,500	3,022
DMCI Holdings, Inc.	6,954	1,107
Globe Telecom, Inc.	60	2,616
GT Capital Holdings, Inc.	312	2,998
International Container Terminal Services, Inc.	2,821	11,558
JG Summit Holdings, Inc.	7,819	8,318
Jollibee Foods Corp.	962	3,946
LT Group, Inc.	7,152	1,163
Manila Electric Co.	666	4,492
Megaworld Corp.	38,673	2,119
Metro Pacific Investments Corp.	47,797	3,474
Metropolitan Bank & Trust Co.	5,552	5,423
Monde Nissin Corp.(a)(b)	6,500	1,616
PLDT, Inc.	313	11,188
San Miguel Corp.	841	1,712
San Miguel Food and Beverage, Inc.	1,415	1,680
Semirara Mining & Power Corp.	2,102	1,100
SM Prime Holdings, Inc.	24,308	16,248
Universal Robina Corp.	2,011	3,941

		139,725

Qatar-1.31%
Barwa Real Estate Co.	5,040	4,693
Commercial Bank P.S.Q.C. (The)	5,243	11,070
Doha Bank Q.P.S.C.	4,019	2,869
Industries Qatar Q.S.C.	3,967	20,490
Masraf Al Rayan Q.S.C.	9,718	14,383
Mesaieed Petrochemical Holding Co. Q.P.S.C.	11,463	8,152
Ooredoo Q.P.S.C.	1,354	2,789
Qatar Aluminum Manufacturing Co.	7,233	4,767
Qatar Electricity & Water Co. Q.S.C.	1,330	6,245
Qatar Fuel Co. Q.P.S.C.	832	4,188
Qatar Gas Transport Co. Ltd.	7,180	6,743
Qatar Insurance Co. (S.A.Q.)	4,232	2,853
Qatar International Islamic Bank Q.S.C.	1,964	6,229
Qatar Islamic Bank (S.A.Q)	3,062	20,591
Qatar National Bank Q.P.S.C.	11,152	71,113
United Development Co. Q.S.C.	4,590	1,827
Vodafone Qatar Q.S.C.	4,357	1,973

		190,975

Romania-0.04%
NEPI Rockcastle PLC	1,031	6,231

	Shares	Value
Russia-0.00%
Alrosa PJSC(d)	5,728	$0
Gazprom PJSC(d)	23,800	0
Inter RAO UES PJSC(d)	91,895	0
Lukoil PJSC(d)	959	0
Magnit PJSC(d)	196	0
Magnitogorsk Iron & Steel Works PJSC(d)	6,370	0
MMC Norilsk Nickel PJSC(d)	119	0
Mobile TeleSystems PJSC(d)	2,469	0
Moscow Exchange MICEX-RTS PJSC(d)	3,806	0
Novatek PJSC(d)	2,626	0
Novolipetsk Steel PJSC(d)	2,494	0
PhosAgro PJSC(d)	127	0
Polyus PJSC(d)	72	0
Raspadskaya OJSC(d)	586	0
Rosneft Oil Co. PJSC(d)	2,287	0
Rostelecom PJSC(d)	2,632	0
RusHydro PJSC(d)	250,330	0
Sberbank of Russia PJSC(d)	21,738	0
Severstal PAO(d)	487	0
Sistema PJSFC(d)	17,276	0
Surgutneftegas PJSC(d)	18,011	0
Surgutneftegas PJSC, Preference Shares(d)	16,402	0
Tatneft PJSC(d)	4,111	0
Transneft PJSC, Preference Shares(d)	1	0
United Co. RUSAL International PJSC(a)(d)	7,760	0
VTB Bank PJSC(d)	13,924,072	0

		0

Saudi Arabia-5.70%
Abdullah Al Othaim Markets Co.	161	4,783
ACWA Power Co.(a)	373	14,062
Advanced Petrochemical Co.	938	16,725
Al Rajhi Bank	2,548	119,091
Alinma Bank	1,553	17,120
Almarai Co. JSC	232	3,202
Arab National Bank	1,176	11,036
Arabian Centres Co. Ltd.	1,098	6,459
Arabian Internet & Communications Services Co.(a)	19	1,220
Bank AlBilad(a)	2,124	29,160
Bank Al-Jazira	228	1,910
Banque Saudi Fransi	1,440	20,782
Bupa Arabia for Cooperative Insurance Co.	307	13,603
Company for Cooperative Insurance (The)	378	6,909
Dallah Healthcare Co.	230	7,368
Dr Sulaiman Al Habib Medical Services Group Co.	155	8,251
Emaar Economic City(a)	1,565	4,554
Etihad Etisalat Co.	456	5,237
Jarir Marketing Co.	261	13,350
Mobile Telecommunications Co.(a)	1,499	5,556
Mouwasat Medical Services Co.	143	9,124
National Industrialization Co.(a)	1,464	7,989
Qassim Cement Co. (The)	316	6,774
Rabigh Refining & Petrochemical Co.(a)	389	2,966
Riyad Bank	2,696	29,298
SABIC Agri-Nutrients Co.	713	30,842
Sahara International Petrochemical Co.	1,476	22,329
Saudi Airlines Catering Co.(a)	498	12,510
Saudi Arabian Mining Co.(a)	1,001	36,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Saudi Arabia-(continued)
Saudi Arabian Oil Co.(b)	4,155	$49,649
Saudi Basic Industries Corp.	1,658	57,834
Saudi British Bank (The)	2,174	25,846
Saudi Cement Co.	361	5,563
Saudi Electricity Co.	1,026	7,414
Saudi Ground Services Co.(a)	540	4,919
Saudi Industrial Investment Group	1,955	17,051
Saudi Kayan Petrochemical Co.(a)	2,564	12,830
Saudi National Bank (The)	4,554	95,242
Saudi Pharmaceutical Industries & Medical Appliances Corp.	159	1,524
Saudi Research & Media Group(a)	157	11,067
Saudi Telecom Co.	1,327	40,755
Saudia Dairy & Foodstuff Co.	214	10,042
Savola Group (The)	385	3,664
Southern Province Cement Co.	523	9,301
United Electronics Co.	33	1,132
Yamama Cement Co.(a)	149	1,388
Yanbu National Petrochemical Co., Class A	421	6,822

		830,851

Singapore-0.02%
Yangzijiang Financial Holding Pte. Ltd.(a)	6,111	2,412

South Africa-4.23%
Absa Group Ltd.	1,719	18,581
African Rainbow Minerals Ltd.	302	5,001
Anglo American Platinum Ltd.	138	15,310
Aspen Pharmacare Holdings Ltd.	976	10,439
AVI Ltd.	561	2,439
Barloworld Ltd.	625	4,498
Bid Corp. Ltd.	674	14,084
Bidvest Group Ltd. (The)	920	12,599
Capitec Bank Holdings Ltd.(c)	159	22,154
Clicks Group Ltd.	691	13,579
Coronation Fund Managers Ltd.	852	2,248
Dis-Chem Pharmacies Ltd.(b)	1,950	4,721
Discovery Ltd.(a)(c)	1,120	10,742
Exxaro Resources Ltd.	385	5,471
FirstRand Ltd.	11,322	48,692
Fortress REIT Ltd., Class A	3,378	2,643
Foschini Group Ltd. (The)	641	5,584
Gold Fields Ltd.	2,167	29,215
Growthpoint Properties Ltd.	7,998	7,140
Harmony Gold Mining Co. Ltd.	1,349	5,506
Impala Platinum Holdings Ltd.	1,943	25,332
Investec Ltd.	638	3,867
Kumba Iron Ore Ltd.	162	5,381
Life Healthcare Group Holdings Ltd.	4,135	5,599
Momentum Metropolitan Holdings	2,887	3,061
Mr Price Group Ltd.	542	7,325
MTN Group Ltd.	4,044	42,863
MultiChoice Group	1,190	9,700
Naspers Ltd., Class N	476	47,398
Nedbank Group Ltd.	816	11,365
Netcare Ltd.	4,353	4,173
Northam Platinum Holdings Ltd.(a)	607	7,206
Pepkor Holdings Ltd.(b)	3,535	4,765
Pick n Pay Stores Ltd.	856	3,116
Rand Merchant Investment Holdings Ltd.(c)	2,258	3,856
Redefine Properties Ltd.	18,697	5,168

	Shares	Value
South Africa-(continued)
Remgro Ltd.	1,470	$13,197
Resilient REIT Ltd.	697	2,554
Royal Bafokeng Platinum Ltd.	495	4,945
Sanlam Ltd.	4,282	17,700
Santam Ltd.	196	3,620
Sappi Ltd.(a)	1,666	6,119
Sasol Ltd.(a)	1,072	26,211
Shoprite Holdings Ltd.(c)	1,319	19,001
Sibanye Stillwater Ltd.	6,637	22,889
SPAR Group Ltd. (The)	506	5,283
Standard Bank Group Ltd.(c)	3,039	32,181
Telkom S.A. SOC Ltd.	952	2,845
Tiger Brands Ltd.(c)	488	4,755
Transaction Capital Ltd.	334	1,067
Truworths International Ltd.	1,331	4,733
Vodacom Group Ltd.	1,106	10,587
Woolworths Holdings Ltd.	2,178	8,132

		616,640

Taiwan-17.39%
Accton Technology Corp.	1,497	11,687
Acer, Inc.	8,145	7,562
Advantech Co. Ltd.	1,083	13,415
ASE Technology Holding Co. Ltd.	8,728	28,150
Asia Cement Corp.	5,972	9,700
ASMedia Technology, Inc.	107	5,032
Asustek Computer, Inc.	1,367	16,473
AU Optronics Corp.	21,691	12,407
Capital Securities Corp.	6,241	3,285
Catcher Technology Co. Ltd.	665	3,252
Cathay Financial Holding Co. Ltd.	20,331	42,815
Chailease Holding Co. Ltd.	2,718	21,565
Chang Hwa Commercial Bank Ltd.	18,153	11,323
Cheng Shin Rubber Industry Co. Ltd.	5,887	6,619
Chicony Electronics Co. Ltd.	3,083	8,565
China Airlines Ltd.(a)	5,764	5,269
China Development Financial Holding Corp.	30,241	18,224
China Steel Corp.	30,603	37,044
Chunghwa Telecom Co. Ltd.	8,916	39,430
Compal Electronics, Inc.	11,687	8,716
CTBC Financial Holding Co. Ltd.	38,821	38,269
Delta Electronics, Inc.	5,379	44,899
E Ink Holdings, Inc.	2,000	11,465
E.Sun Financial Holding Co. Ltd.	18,170	20,812
Eclat Textile Co. Ltd.	414	6,747
ENNOSTAR, Inc.(a)	2,373	4,644
Eva Airways Corp.(a)	6,125	7,161
Evergreen Marine Corp. Taiwan Ltd.	6,192	30,021
Far Eastern International Bank	5,694	2,307
Far Eastern New Century Corp.	11,789	11,937
Far EasTone Telecommunications Co. Ltd.	5,264	14,809
Feng TAY Enterprise Co. Ltd.	1,209	7,736
First Financial Holding Co. Ltd.	24,460	22,989
Formosa Chemicals & Fibre Corp.	8,470	22,805
Formosa Petrochemical Corp.	2,145	6,643
Formosa Plastics Corp.	11,867	42,264
Formosa Taffeta Co. Ltd.	5,535	5,074
Foxconn Technology Co. Ltd.	2,991	5,937
Fubon Financial Holding Co. Ltd.	18,874	47,253
Giant Manufacturing Co. Ltd.	537	4,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Taiwan-(continued)
Globalwafers Co. Ltd.	547	$9,508
Hiwin Technologies Corp.	414	3,070
Hon Hai Precision Industry Co. Ltd.	27,457	93,939
Hotai Motor Co. Ltd.	627	12,184
HTC Corp.(a)	5,379	8,570
Hua Nan Financial Holdings Co. Ltd.	21,842	17,437
Innolux Corp.	21,000	9,607
Inventec Corp.	8,466	7,249
Largan Precision Co. Ltd.	263	14,921
Lite-On Technology Corp.	3,846	8,426
MediaTek, Inc.	3,439	94,232
Mega Financial Holding Co. Ltd.	24,848	34,865
Micro-Star International Co. Ltd.	1,980	8,021
momo.com, Inc.	124	3,278
Nan Ya Plastics Corp.	12,050	35,198
Nan Ya Printed Circuit Board Corp.	565	7,503
Nien Made Enterprise Co. Ltd.	135	1,414
Novatek Microelectronics Corp.	1,421	18,890
Oneness Biotech Co. Ltd.(a)	356	2,315
Pegatron Corp.	3,910	9,263
Pou Chen Corp.	6,194	6,441
President Chain Store Corp.	1,586	14,659
Quanta Computer, Inc.	6,516	18,352
Realtek Semiconductor Corp.	1,235	16,819
Ruentex Development Co. Ltd.	1,000	2,618
Shanghai Commercial & Savings Bank Ltd. (The)	8,884	14,579
Shin Kong Financial Holding Co. Ltd.	30,108	9,953
Sino-American Silicon Products, Inc.	948	4,712
SinoPac Financial Holdings Co. Ltd.	29,887	18,370
Synnex Technology International Corp.	5,674	14,846
Taishin Financial Holding Co. Ltd.	20,304	13,298
Taiwan Business Bank	6,716	2,895
Taiwan Cement Corp.	11,343	17,633
Taiwan Cooperative Financial Holding Co. Ltd.	24,775	23,877
Taiwan Fertilizer Co. Ltd.	3,552	8,985
Taiwan Glass Industry Corp.	3,939	2,975
Taiwan Mobile Co. Ltd.	2,752	10,111
Taiwan Semiconductor Manufacturing Co. Ltd.	56,058	1,023,196
Teco Electric and Machinery Co. Ltd.	6,664	7,013
Transcend Information, Inc.	3,000	7,214
U-Ming Marine Transport Corp.	2,000	4,308
Unimicron Technology Corp.	3,086	21,582
Uni-President Enterprises Corp.	11,513	26,566
United Microelectronics Corp.	28,995	46,450
Vanguard International Semiconductor Corp.	2,713	9,536
Voltronic Power Technology Corp.	128	5,556
Walsin Lihwa Corp.	8,145	12,264
Walsin Technology Corp.	1,283	5,225
Wan Hai Lines Ltd.	2,023	9,861
Win Semiconductors Corp	1,108	7,192
Winbond Electronics Corp	6,000	5,382
Wistron Corp.	6,188	5,964
Wiwynn Corp.	261	8,938
Yageo Corp.	1,058	14,233
Yang Ming Marine Transport Corp.(a)	3,505	14,605
Yuanta Financial Holding Co. Ltd.	29,951	26,301
Zhen Ding Technology Holding Ltd.	609	2,167

		2,533,339

	Shares	Value
Thailand-2.64%
Advanced Info Service PCL, NVDR	2,888	$18,043
Airports of Thailand PCL, NVDR(a)	11,327	21,865
Asset World Corp. PCL, NVDR	20,399	2,862
B. Grimm Power PCL, NVDR	2,033	1,917
Bangkok Dusit Medical Services PCL, NVDR	23,168	17,341
Bangkok Expressway & Metro PCL, NVDR	23,138	5,541
Banpu PCL, NVDR	12,716	4,537
Berli Jucker PCL, NVDR	2,888	2,878
BTS Group Holdings PCL, NVDR	23,030	6,025
Bumrungrad Hospital PCL, NVDR	924	4,330
Central Pattana PCL, NVDR	6,702	11,743
Central Retail Corp. PCL, NVDR	2,100	2,398
Charoen Pokphand Foods PCL, NVDR	9,552	6,697
CP ALL PCL, NVDR	12,962	24,449
Delta Electronics Thailand PCL, NVDR	684	7,134
Electricity Generating PCL, NVDR	756	3,659
Energy Absolute PCL, NVDR	5,517	14,112
Global Power Synergy PCL, NVDR	1,169	2,252
Gulf Energy Development PCL, NVDR	11,327	16,016
Home Product Center PCL, NVDR	16,612	7,224
Indorama Ventures PCL, NVDR	5,664	7,430
Intouch Holdings PCL, NVDR	6,507	13,237
IRPC PCL, NVDR	29,707	3,005
Kasikornbank PCL, NVDR	1,100	4,873
Krung Thai Bank PCL, NVDR	14,281	6,308
Krungthai Card PCL, NVDR	4,106	6,872
Land & Houses PCL, NVDR	19,331	5,378
Minor International PCL, NVDR(a)	10,458	10,521
Muangthai Capital PCL, NVDR	2,115	2,841
Osotspa PCL, NVDR	3,452	3,494
PTT Exploration & Production PCL, NVDR	3,114	13,653
PTT Global Chemical PCL, NVDR	6,369	9,244
PTT PCL, NVDR	32,899	35,840
Ratch Group PCL, NVDR	2,207	2,828
SCB X PCL, NVDR	6,634	22,275
SCG Packaging PCL, NVDR	500	801
Siam Cement PCL (The), NVDR	2,177	23,439
Siam Makro PCL, NVDR	4,328	4,710
Srisawad Corp. PCL, NVDR	1,936	3,007
Thai Oil PCL, NVDR	2,900	4,763
Thai Union Group PCL, NVDR	8,494	4,175
TMBThanachart Bank PCL, NVDR	104,401	3,921
TMBThanachart Bank PCL, Wts., expiring 10/25/2025(a)	1,044	11
Total Access Communication PCL, NVDR	4,010	5,366
True Corp. PCL, NVDR	41,063	5,760

		384,775

Turkey-0.53%
Akbank T.A.S.	6,298	3,782
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,316	2,610
Arcelik A.S.	608	2,756
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,857	3,026
BIM Birlesik Magazalar A.S.	1,289	7,203
Coca-Cola Icecek A.S.	273	2,253
Enka Insaat ve Sanayi A.S.	2,821	2,991
Eregli Demir ve Celik Fabrikalari TAS	3,139	7,017
Ford Otomotiv Sanayi A.S.	172	3,461
Gubre Fabrikalari TAS(a)	476	2,573
Haci Omer Sabanci Holding A.S.	3,069	4,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Turkey-(continued)
KOC Holding A.S.	2,276	$6,097
Petkim Petrokimya Holding A.S.(a)	3,885	2,478
Sasa Polyester Sanayi A.S.(a)	475	2,027
Turk Hava Yollari AO(a)	3,142	8,640
Turkcell Iletisim Hizmetleri A.S.	2,726	3,941
Turkiye Garanti Bankasi A.S.	3,813	3,828
Turkiye Is Bankasi A.S., Class C	3,876	2,726
Turkiye Petrol Rafinerileri A.S.(a)	218	3,393
Turkiye Sise ve Cam Fabrikalari A.S.	2,172	2,649

		77,550

United Arab Emirates-1.89%
Abu Dhabi Commercial Bank PJSC	6,957	19,232
Abu Dhabi Islamic Bank PJSC	3,219	7,679
Abu Dhabi National Oil Co. for Distribution PJSC	1,035	1,163
ADNOC Drilling Co. PJSC	2,713	2,647
Air Arabia PJSC	16,368	9,548
AL Seer Marine Supplies & Equipment Co. LLC(a)	336	1,207
Aldar Properties PJSC	10,112	15,477
Alpha Dhabi Holding PJSC(a)	2,966	21,867
Dana Gas PJSC	30,542	9,812
Dubai Financial Market PJSC	5,507	3,952
Dubai Investments PJSC	19,703	13,438
Dubai Islamic Bank PJSC	4,750	8,324
Emaar Development PJSC(a)	5,269	7,397
Emaar Properties PJSC	7,519	13,000
Emirates Telecommunications Group Co. PJSC	8,086	77,050
First Abu Dhabi Bank PJSC	10,326	62,921

		274,714

United Republic of Tanzania-0.15%
AngloGold Ashanti Ltd	1,058	21,624

United States-0.24%
GCC S.A.B. de C.V.	750	4,960

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

ETF-Exchange-Traded Fund

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

REIT-Real Estate Investment Trust

Rts.-Rights

TBA-To Be Announced

Wts.-Warrants

	Shares	Value
United States-(continued)
JBS S.A.	2,718	$20,774
Parade Technologies Ltd.	178	8,457

		34,191

Total Common Stocks & Other Equity Interests (Cost $15,230,114)		13,310,754

Exchange-Traded Funds-8.49%
India-8.49%
Invesco India ETF(c)(i)	25,947	653,086
iShares MSCI India ETF	13,393	584,470

Total Exchange-Traded Funds (Cost $1,211,387)		1,237,556

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral fromsecurities on loan)-99.86% (Cost $16,441,501)		14,548,310

Investments Purchased with Cash Collateral from Securitieson Loan

Money Market Funds-7.85%
Invesco Private Government Fund, 0.40%(i)(j)(k)	339,759	339,759
Invesco Private Prime Fund, 0.35%(i)(j)(k)	803,210	803,210

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,142,924)		1,142,969

TOTAL INVESTMENTS IN SECURITIES-107.71% (Cost $17,584,425)		15,691,279
OTHER ASSETS LESS LIABILITIES-(7.71)%		(1,122,550)

NET ASSETS-100.00%		$14,568,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $1,275,861, which represented 8.76% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Invesco India ETF	$518,180	$239,399	$(63,031)	$(63,605)	$22,143	$653,086	$4,983
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	76,781	304,219	(381,000)	-	-	-	3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	120,790	2,959,800	(2,740,831)	-	-	339,759	169	*
Invesco Private Prime Fund	281,842	6,534,050	(6,012,600)	45	(127)	803,210	441	*

Total	$997,593	$10,037,468	$(9,197,462)	$(63,560)	$22,016	$1,796,055	$5,596

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)–(continued)

April 30, 2022

(Unaudited)

 Portfolio Composition

 Sector Breakdown (% of the Fund’s Net Assets)

 as of April 30, 2022

Financials	21.49
Information Technology	14.86
Consumer Discretionary	11.69
Communication Services	10.08
Materials	8.58
Exchange-Traded Funds	8.50
Consumer Staples	5.92
Industrials	5.77
Energy	4.64
Health Care	3.23
Sector Types Each Less Than 3%	5.10
Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Assets:
Unaffiliated investments in securities, at value(a)	$113,496,486	$93,399,516	$13,895,224
Affiliated investments in securities, at value	55,412	7,958,647	1,796,055
Foreign currencies, at value	-	10,137	8,467
Receivable for:
Dividends and interest	134,876	385,772	24,774
Securities lending	81	2,550	446
Investments sold	2,456,765	4	-
Fund shares sold	787,536	-	-
Foreign tax reclaims	-	51,825	-

Total assets	116,931,156	101,808,451	15,724,966

Liabilities:
Due to custodian	-	85,127	11,065
Payable for:
Investments purchased	3,306,521	71	3
Collateral upon return of securities loaned	-	7,958,325	1,142,924
Accrued unitary management fees	5,627	5,633	1,308
Accrued tax expenses	-	-	936
Other payables	-	-	1

Total liabilities	3,312,148	8,049,156	1,156,237

Net Assets	$113,619,008	$93,759,295	$14,568,729

Net assets consist of:
Shares of beneficial interest	$113,835,399	$108,501,377	$16,762,910
Distributable earnings (loss)	(216,391)	(14,742,082)	(2,194,181)

Net Assets	$113,619,008	$93,759,295	$14,568,729

Shares outstanding (unlimited amount authorized, $0.01 par value)	4,330,001	3,700,001	600,001
Net asset value	$26.24	$25.34	$24.28

Market price	$26.24	$25.36	$24.46

Unaffiliated investments in securities, at cost	$114,704,694	$107,848,794	$15,801,346

Affiliated investments in securities, at cost	$55,412	$7,958,325	$1,783,079

Foreign currencies, at cost	$-	$10,114	$8,635

(a) Includes securities on loan with an aggregate value of:	$-	$7,188,947	$1,096,491

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Statements of Operations

For the six months ended April 30, 2022

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
Investment income:
Unaffiliated interest income	$1,777,195	$-	$7
Unaffiliated dividend income	-	1,537,326	179,490
Affiliated dividend income	39	51	4,986
Non-cash dividend income	-	85,881	6,693
Securities lending income	1,091	7,473	1,394
Foreign withholding tax	-	(145,930)	(9,822)

Total investment income	1,778,325	1,484,801	182,748

Expenses:
Unitary management fees	23,497	35,787	9,984
Tax expenses	-	-	936

Total expenses	23,497	35,787	10,920

Less: Waivers	(5)	(7)	(2,441)

Net expenses	23,492	35,780	8,479

Net investment income	1,754,833	1,449,021	174,269

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(88,138)	(441,380)	(154,508)
Affiliated investment securities	(652)	(664)	22,016
In-kind redemptions	65,269	-	-
Foreign currencies	-	6,957	(38)

Net realized gain (loss)	(23,521)	(435,087)	(132,530)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,653,697)	(15,108,393)	(2,105,733)
Affiliated investment securities	-	322	(63,560)
Foreign currencies	-	(18,458)	(742)

Change in net unrealized appreciation (depreciation)	(1,653,697)	(15,126,529)	(2,170,035)

Net realized and unrealized gain (loss)	(1,677,218)	(15,561,616)	(2,302,565)

Net increase (decrease) in net assets resulting from operations	$77,615	$(14,112,595)	$(2,128,296)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Statements of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)		Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)		Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
	2022	2021	2022	2021	2022	2021
Operations:
Net investment income	$1,754,833	$1,143,858	$1,449,021	$240,660	$174,269	$192,890
Net realized gain (loss)	(23,521)	151,996	(435,087)	(49,942)	(132,530)	(96,527)
Change in net unrealized appreciation (depreciation)	(1,653,697)	221,002	(15,126,529)	877,821	(2,170,035)	174,620

Net increase (decrease) in net assets resulting from operations	77,615	1,516,856	(14,112,595)	1,068,539	(2,128,296)	270,983

Distributions to Shareholders from:
Distributable earnings	(1,096,564)	(872,608)	(1,264,586)	(176,508)	(151,270)	(157,773)

Shareholder Transactions:
Proceeds from shares sold	67,100,234	42,247,747	38,575,267	67,426,085	5,481,419	8,781,479
Value of shares repurchased	(5,287,793)	(2,936,202)	-	-	-	-

Net increase in net assets resulting from share transactions	61,812,441	39,311,545	38,575,267	67,426,085	5,481,419	8,781,479

Net increase in net assets	60,793,492	39,955,793	23,198,086	68,318,116	3,201,853	8,894,689

Net assets:
Beginning of period	52,825,516	12,869,723	70,561,209	2,243,093	11,366,876	2,472,187

End of period	$113,619,008	$52,825,516	$93,759,295	$70,561,209	$14,568,729	$11,366,876

Changes in Shares Outstanding:
Shares sold	2,550,000	1,590,000	1,300,000	2,300,000	200,000	300,000
Shares repurchased	(200,000)	(110,000)	-	-	-	-
Shares outstanding, beginning of period	1,980,001	500,001	2,400,001	100,001	400,001	100,001

Shares outstanding, end of period	4,330,001	1,980,001	3,700,001	2,400,001	600,001	400,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

	Six Months Ended April 30, 2022 (Unaudited)		Years Ended October 31,					For the Period September 19, 2017(a) Through October 31,
			2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$26.68		$25.74	$24.89	$24.40		$24.99	$25.00

Net investment income(b)	0.68		1.12	0.35	0.59		0.63	0.06
Net realized and unrealized gain (loss) oninvestments	(0.64)		0.53	0.71	0.39		(0.55)	(0.07)

Total from investment operations	0.04		1.65	1.06	0.98		0.08	(0.01)

Distributions to shareholders from:
Net investment income	(0.47)		(0.69)	(0.21)	(0.49)		(0.67)	-
Net realized gains	(0.01)		(0.02)	-	-		-	-

Total distributions	(0.48)		(0.71)	(0.21)	(0.49)		(0.67)	-

Net asset value at end of period	$26.24		$26.68	$25.74	$24.89		$24.40	$24.99

Market price at end of period(c)	$26.24		$26.70	$25.75	$24.90		$24.40	$24.99

Net Asset Value Total Return(d)	0.15%		6.46%	4.28%	4.04%		0.33%	(0.04	)%(e)
Market Price Total Return(d)	0.08%		6.50%	4.28%	4.07%		0.33%	(0.04	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$113,619		$52,826	$12,870	$7,467		$2,440	$2,499
Ratio to average net assets of:
Expenses	0.07	%(f)	0.07%	0.07%	0.20	%(g)	0.07%	0.07	%(f)
Net investment income	5.23	%(f)	4.26%	1.40%	2.39	%(g)	2.53%	2.22	%(f)
Portfolio turnover rate(h)	15%		28%	29%	30%		19%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 0.12% . The market price total return from Fund Inception to October 31, 2017 was 0.12%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.13%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights–(continued)

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

	Six Months Ended April 30, 2022 (Unaudited)		Years Ended October 31,					For the Period September 19, 2017(a) Through October 31, 2017
			2021	2020	2019		2018
Per Share Operating Performance:
Net asset value at beginning of period	$29.40		$22.43	$24.31	$22.80		$25.37	$25.00

Net investment income(b)	0.39		0.78	0.53	0.69		0.73	0.07
Net realized and unrealized gain (loss) on investments .	(4.11)		6.78	(1.88)	1.61		(2.60)	0.30

Total from investment operations	(3.72)		7.56	(1.35)	2.30		(1.87)	0.37

Distributions to shareholders from:
Net investment income	(0.34)		(0.59)	(0.53)	(0.77)		(0.70)	-
Net realized gains	-		-	-	(0.02)		-	-

Total distributions	(0.34)		(0.59)	(0.53)	(0.79)		(0.70)	-

Net asset value at end of period	$25.34		$29.40	$22.43	$24.31		$22.80	$25.37

Market price at end of period(c)	$25.36		$29.51	$22.63	$24.35		$23.03	$25.54

Net Asset Value Total Return(d)	(12.73)%		33.78%	(5.33)%	10.31%		(7.60)%	1.48	%(e)
Market Price Total Return(d)	(12.99)%		33.09%	(4.66)%	9.37%		(7.30)%	2.16	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$93,759		$70,561	$2,243	$2,431		$2,280	$2,537
Ratio to average net assets of:
Expenses	0.07	%(f)	0.07%	0.07%	0.37	%(g)	0.07%	0.07	%(f)
Net investment income	2.83	%(f)	2.77%	2.30%	2.99	%(g)	2.89%	2.38	%(f)
Portfolio turnover rate(h)	3%		7%	3%	4%		7%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 1.80% . The market price total return from Fund Inception to October 31, 2017 was 2.12%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.30%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights–(continued)

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

	Six Months Ended April 30, 2022 (Unaudited)		Years Ended October 31,							For the Period September 19, 2017(a) Through October 31,
			2021		2020		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$28.42		$24.72		$23.86		$21.66		$25.07	$25.00

Net investment income(b)	0.33		0.76		0.55		0.74	(c)	0.66	0.03
Net realized and unrealized gain (loss) oninvestments	(4.16)		3.45		1.06		2.06		(3.42)	0.04

Total from investment operations	(3.83)		4.21		1.61		2.80		(2.76)	0.07

Distributions to shareholders from:
Net investment income	(0.31)		(0.51)		(0.75)		(0.60)		(0.65)	-

Net asset value at end of period	$24.28		$28.42		$24.72		$23.86		$21.66	$25.07

Market price at end of period(d)	$24.46		$28.36		$24.97		$23.82		$21.75	$25.20

Net Asset Value Total Return(e)	(13.55)%		17.02%		7.08%		13.02%		(11.28)%	0.28	%(f)
Market Price Total Return(e)	(12.73)%		15.61%		8.33%		12.34%		(11.38)%	0.80	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$14,569		$11,367		$2,472		$2,386		$2,166	$2,507
Ratio to average net assets of:
Expenses, after Waivers	0.12	%(g)(h)	0.10	%(h)	0.11	%(h)	0.39	%(h)(i)	0.11%	0.14	%(g)
Expenses, prior to Waivers	0.15	%(g)(h)	0.14	%(h)	0.14	%(h)	0.43	%(h)(i)	0.14%	0.14	%(g)
Net investment income	2.44	%(g)	2.63%		2.35%		3.16	%(c)(i)	2.64%	1.03	%(g)
Portfolio turnover rate(j)	6%		32%		18%		13%		16%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)

Net Investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.56 and 2.39%, respectively.

(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)

The net asset value total return from Fund Inception (September 22, 2017, the first day of trading on the Exchange) to October 31, 2017 was 1.05% . The market price total return from Fund Inception to October 31, 2017 was (0.39)%.

(g)	Annualized.
(h)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(i)	Ratios include non-recurring costs associated with a proxy statement of 0.29%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name

Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)	“PureBetaSM 0-5 Yr US TIPS ETF”

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)	“PureBetaSM FTSE Developed ex-North America ETF”

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)	“PureBetaSM FTSE Emerging Markets ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

PureBetaSM 0-5 Yr US TIPS ETF	ICE BofA 0-5 Year US Inflation-Linked Treasury IndexSM

PureBetaSM FTSE Developed ex-North America ETF	FTSE Developed ex North America Index

PureBetaSM FTSE Emerging Markets ETF	FTSE Emerging Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact

40

in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

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C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Treasury Inflation-Protected Securities - PureBetaSM 0-5 Yr US TIPS ETF may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The

42

principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as Treasury Inflation-Protected Securities inflation adjustment in the Statements of Operations, even though investors do not receive their principal until maturity.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, PureBetaSM FTSE Emerging Markets ETF had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by PureBetaSM FTSE Emerging Markets ETF as listed below:

Amount

PureBetaSM FTSE Emerging Markets ETF	$63

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an

43

agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase this risk.

Changing U.S. Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) keeping the federal funds rates at, near or below zero. In recent years, the FRB began “tapering” its quantitative easing program, leading to fluctuations in the Federal Funds Rate. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline. Changes in FRB policies could also result in higher than normal shareholder redemptions, which could potentially increase a Fund’s portfolio turnover rate and transaction costs.

China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and

44

computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Inflation-Linked Security Risk. For certain Funds, the value of inflation-linked securities generally will fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall.

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Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation -indexed securities will generally vary up or down along with the rate of inflation.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, and as a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

U.S. Government Obligation Risk. Certain Funds may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

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COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)

PureBetaSM 0-5 Yr US TIPS ETF	0.07%

PureBetaSM FTSE Developed ex-North America ETF	0.07%

PureBetaSM FTSE Emerging Markets ETF	0.14%

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2022, the Adviser waived fees for each Fund in the following amounts:

PureBetaSM 0-5 Yr US TIPS ETF	$5

PureBetaSM FTSE Developed ex-North America ETF	7

PureBetaSM FTSE Emerging Markets ETF	2,441

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor

PureBetaSM 0-5 Yr US TIPS ETF	ICE Data Indices, LLC

PureBetaSM FTSE Developed ex-North America ETF	FTSE International Ltd.

PureBetaSM FTSE Emerging Markets ETF	FTSE International Ltd.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

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NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

PureBetaSM 0-5 Yr US TIPS ETF

Investments in Securities

U.S. Treasury Securities	$-	$113,496,486	$-	$113,496,486

Money Market Funds	55,412	-	-	55,412

Total Investments	$55,412	$113,496,486	$-	$113,551,898

PureBetaSM FTSE Developed ex-North America ETF

Investments in Securities

Common Stocks & Other Equity Interests	$8,482,751	$84,916,765	$0	$93,399,516

Money Market Funds	-	7,958,647	-	7,958,647

Total Investments	$8,482,751	$92,875,412	$0	$101,358,163

PureBetaSM FTSE Emerging Markets ETF
Investments in Securities

Common Stocks & Other Equity Interests	$3,892,497	$9,411,149	$7,108	$13,310,754

Exchange-Traded Funds	1,237,556	-	-	1,237,556

Money Market Funds	-	1,142,969	-	1,142,969

Total Investments	$5,130,053	$10,554,118	$7,108	$15,691,279

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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The Funds had capital loss carryforwards as of October 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*

PureBetaSM 0-5 Yr US TIPS ETF	$-	$-	$-

PureBetaSM FTSE Developed ex-North America ETF	-	36,825	36,825

PureBetaSM FTSE Emerging Markets ETF	25,803	125,297	151,100

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

PureBetaSM FTSE Developed ex-North America ETF	$6,432,244	$3,121,379

PureBetaSM FTSE Emerging Markets ETF	4,816,317	935,242

For the six months ended April 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

PureBetaSM 0-5 Yr US TIPS ETF	$56,658,830	$2,755,244

PureBetaSM FTSE Developed ex-North America ETF	35,274,449	-

PureBetaSM FTSE Emerging Markets ETF	1,628,563	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

PureBetaSM 0-5 Yr US TIPS ETF	$72,217	$(1,289,656)	$(1,217,439)	$114,769,337

PureBetaSM FTSE Developed ex-North America ETF	2,135,128	(16,678,593)	(14,543,465)	115,901,628

PureBetaSM FTSE Emerging Markets ETF	968,577	(2,941,086)	(1,972,509)	17,663,788

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement,

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Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

In addition to the fees and expenses which the Invesco PureBetaSM FTSE Emerging Markets ETF (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly is included in the Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)

Actual	$1,000.00	$1,001.50	0.07%	$0.35

Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)

Actual	1,000.00	872.70	0.07	0.33

Hypothetical (5% return before expenses)	1,000.00	1,024.45	0.07	0.35

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Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)

Actual	$1,000.00	$864.50	0.12%	$0.55

Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.12	0.60

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 6, 2022, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 74 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco Russell 1000 Low Beta Equal Weight ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® Enhanced Value ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco China Technology ETF	Invesco S&P 500® High Beta ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500® Momentum ETF
Invesco FTSE International Low Beta Equal Weight ETF	Invesco S&P 500 Revenue ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Emerging Markets ETF	Invesco S&P International Developed High Dividend Low
Invesco Fundamental High Yield® Corporate Bond ETF	Volatility ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P International Developed Low Volatility ETF
Invesco Global Clean Energy ETF	Invesco S&P International Developed Momentum ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P International Developed Quality ETF
Invesco Global Water ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco International BuyBack Achievers™ ETF	Invesco S&P MidCap Low Volatility ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap Health Care ETF
Invesco MSCI Green Building ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco NASDAQ 100 ETF	Invesco S&P SmallCap Industrials ETF
Invesco NASDAQ Next Gen 100 ETF	Invesco S&P SmallCap Information Technology ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Materials ETF
Invesco Preferred ETF	Invesco S&P SmallCap Quality ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco S&P SmallCap Utilities & Communication Services
Invesco PureBetaSM FTSE Developed ex-North America ETF	ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PureBetaSM MSCI USA ETF	Invesco Senior Loan ETF
Invesco PureBetaSM MSCI USA Small Cap ETF	Invesco Taxable Municipal Bond ETF
Invesco PureBetaSM US Aggregate Bond ETF	Invesco Treasury Collateral ETF
Invesco Russell 1000 Enhanced Equal Weight ETF	Invesco Variable Rate Preferred ETF
Invesco Russell 1000 Equal Weight ETF	Invesco VRDO Tax-Free ETF

Also at the April 6, 2022 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other

53

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2021, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and since-inception periods for Invesco VRDO Tax-Free ETF and the one-year period for Invesco Treasury Collateral ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s and Invesco Treasury Collateral ETF’s level of correlation to their respective underlying indexes. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Trustees concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA ETF;

●	0.05% of the Fund’s average daily net assets for Invesco PureBetaSM US Aggregate Bond ETF;

●	0.06% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA Small Cap ETF;

●	0.07% of the Fund’s average daily net assets for Invesco PureBetaSM 0-5 Yr US TIPS ETF and Invesco PureBetaSM FTSE Developed ex-North America ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Treasury Collateral ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

54

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.14% of the Fund’s average daily net assets for Invesco PureBetaSM FTSE Emerging Markets ETF;

●	0.15% of the Fund’s average daily net assets for Invesco NASDAQ 100 ETF and Invesco NASDAQ Next Gen 100 ETF;

●	0.20% of the Fund’s average daily net assets for Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco VRDO Tax-Free ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●

0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF and Invesco S&P International Developed High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco Russell 1000 Low Beta Equal Weight ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s daily net assets for Invesco FTSE International Low Beta Equal Weight ETF and Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s daily net assets for Invesco International BuyBack AchieversTM ETF;

●	0.60% of the Fund’s daily net assets for Invesco DWA SmallCap Momentum ETF;

●	0.65% of the Fund’s daily net assets for Invesco Senior Loan ETF;

●	0.70% of the Fund’s daily net assets for Invesco China Technology ETF;

●	0.75% of the Fund’s daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s daily net assets for Invesco DWA Developed Markets Momentum ETF; and

●	0.90% of the Fund’s daily net assets for Invesco DWA Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

55

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco 1-30 Laddered Treasury ETF			X

Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X

Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X

Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X

Invesco Emerging Markets Sovereign Debt ETF			X

Invesco FTSE International Low Beta Equal Weight ETF	X	X	X

Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF		X	X

Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		X	X

Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		X	X

Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X

Invesco International BuyBack AchieversTM ETF			X

Invesco International Corporate Bond ETF			X

Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X

Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X

Invesco KBW Regional Banking ETF	X		X

Invesco MSCI Green Building ETF		X	X

Invesco NASDAQ 100 ETF	X		X

Invesco NASDAQ Next Gen 100 ETF	X		X

Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X

Invesco Preferred ETF		N/A	X

Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X

Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X

Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X

Invesco PureBetaSM MSCI USA ETF	X	X	X

Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X

Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

Invesco Russell 1000 Enhanced Equal Weight ETF			X

Invesco Russell 1000 Equal Weight ETF	X		X

Invesco Russell 1000 Low Beta Equal Weight ETF			X

Invesco S&P 500 Enhanced Value ETF	X	X	X

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X

Invesco S&P 500® High Beta ETF	X		X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

56

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X

Invesco S&P 500 Momentum ETF	X	X	X

Invesco S&P 500 Revenue ETF			X

Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X

Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X

Invesco S&P International Developed Low Volatility ETF	X		X

Invesco S&P International Developed Momentum ETF	X	N/A	X

Invesco S&P International Developed Quality ETF	X	N/A	X

Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF	X	X	X

Invesco S&P SmallCap 600 Revenue ETF		X	X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X

Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X

Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X

Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X

Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF	X	X	X

Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X	X	X

Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X

Invesco Senior Loan ETF	X	N/A	X

Invesco Taxable Municipal Bond ETF		N/A	X

Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X

Invesco VRDO Tax-Free ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Global Clean Energy ETF, Invesco International Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

57

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for money market cash management vehicles and fees as the Funds’ direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 6, 2022. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

58

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 15 and April 6, 2022 Board meetings, and Invesco Advisers, Inc., in connection with the April 6, 2022 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as the direct securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

59

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PBETA-SAR-1	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders
April 30, 2022

IDLB	Invesco FTSE International Low Beta Equal Weight ETF

EELV	Invesco S&P Emerging Markets Low Volatility ETF

EEMO	Invesco S&P Emerging Markets Momentum ETF

IDHD	Invesco S&P International Developed High Dividend Low Volatility ETF

IDLV	Invesco S&P International Developed Low Volatility ETF

IDMO	Invesco S&P International Developed Momentum ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 15, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-98.18%
Australia-5.86%
Adbri Ltd.	3,215	$6,571
AGL Energy Ltd.	1,378	8,442
ALS Ltd.	792	7,212
Altium Ltd.	294	6,588
Ansell Ltd.	400	7,705
APA Group	1,023	8,257
Appen Ltd.	1,407	6,458
Aristocrat Leisure Ltd.	277	6,440
ASX Ltd.	123	7,436
Aurizon Holdings Ltd.	2,943	8,393
BHP Group Ltd.	210	7,099
Boral Ltd.	2,814	7,038
carsales.com Ltd.	480	7,069
Cochlear Ltd.	45	7,272
Coles Group Ltd.	578	7,613
CSL Ltd.	40	7,614
CSR Ltd.	1,788	7,663
Domino’s Pizza Enterprises Ltd.	131	6,964
EBOS Group Ltd.	278	7,600
Evolution Mining Ltd.	2,407	6,796
Fortescue Metals Group Ltd.	547	8,341
Goodman Group	456	7,629
Harvey Norman Holdings Ltd.(a)	1,950	6,981
IGO Ltd.	862	7,991
Iluka Resources Ltd.	921	7,263
Incitec Pivot Ltd.	3,266	8,891
Insurance Australia Group Ltd.	2,308	7,363
JB Hi-Fi Ltd.	202	7,521
Macquarie Group Ltd.	57	8,216
Medibank Pvt Ltd.	3,195	7,196
Metcash Ltd.	2,483	8,370
Newcrest Mining Ltd.	397	7,486
NEXTDC Ltd.(b)	909	7,095
Northern Star Resources Ltd.	1,001	6,846
Orora Ltd.	2,791	7,826
Pro Medicus Ltd.(a)	215	7,030
Qube Holdings Ltd.	3,373	6,964
Ramsay Health Care Ltd.	162	9,204
Reece Ltd.	519	6,309
Rio Tinto Ltd.	84	6,697
Rio Tinto PLC	92	6,516
Seven Group Holdings Ltd.	455	6,365
Shopping Centres Australasia Property Group	3,554	7,600
Sonic Healthcare Ltd.	295	7,609
TPG Telecom Ltd.	1,743	7,200
Transurban Group	804	8,084
Treasury Wine Estates Ltd.	897	7,046
Washington H Soul Pattinson & Co. Ltd.	395	7,691
Wesfarmers Ltd.	208	7,216
Woodside Petroleum Ltd.	333	7,280
Woolworths Group Ltd.	288	7,824

		377,880

Austria-0.44%
ANDRITZ AG	174	7,381
Telekom Austria AG	926	6,604

	Shares	Value
Austria-(continued)
Verbund AG(a)	78	$8,352
voestalpine AG	220	5,737

		28,074

Belgium-1.11%
Ackermans & van Haaren N.V.	41	7,310
Ageas S.A./N.V.	157	7,527
Elia Group S.A./N.V.	51	8,127
Etablissements Franz Colruyt N.V.	195	7,173
Groupe Bruxelles Lambert S.A.	73	6,898
Proximus SADP	370	6,452
Telenet Group Holding N.V.	217	6,452
UCB S.A.	68	7,738
Umicore S.A.(a)	175	6,756
Warehouses De Pauw C.V.A.	192	7,369

		71,802

Brazil-0.24%
Wheaton Precious Metals Corp.	179	8,064
Yara International ASA	147	7,527

		15,591

Canada-3.39%
Agnico Eagle Mines Ltd.	154	9,011
Barrick Gold Corp.	352	7,891
BCE, Inc.	150	8,016
Canadian Imperial Bank of Commerce	59	6,556
Canadian National Railway Co.	60	7,093
Canadian Pacific Railway Ltd.	104	7,647
Canadian Tire Corp. Ltd., Class A	56	7,753
Canadian Utilities Ltd., Class A	288	8,703
Enbridge, Inc.	183	8,027
Fortis, Inc.	175	8,559
Franco-Nevada Corp.	53	8,057
George Weston Ltd.	73	9,129
Great-West Lifeco, Inc.	278	7,709
Hydro One Ltd.(c)	323	8,777
Intact Financial Corp.	56	7,875
Loblaw Cos. Ltd.	102	9,378
Metro, Inc.	153	8,453
Nutrien Ltd.	92	9,087
Restaurant Brands International, Inc.	145	8,326
Rogers Communications, Inc., Class B	152	8,323
Saputo, Inc.	335	7,198
Shaw Communications, Inc., Class B	269	8,053
Sun Life Financial, Inc.	156	7,801
TC Energy Corp.	148	7,869
Teck Resources Ltd., Class B	210	8,327
TELUS Corp.	317	7,972
Thomson Reuters Corp.	73	7,336

		218,926

China-1.78%
AAC Technologies Holdings, Inc.	2,827	6,545
BOC Hong Kong Holdings Ltd.	2,500	9,019
Budweiser Brewing Co. APAC Ltd.(c)	2,400	6,004
China Travel International Investment Hong Kong Ltd.(b)	38,000	6,839
Chow Tai Fook Jewellery Group Ltd.	3,800	6,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
China-(continued)
ESR Cayman Ltd.(b)(c)	2,699	$8,187
Kerry Logistics Network Ltd.	3,008	6,866
Lee & Man Paper Manufacturing Ltd.	12,510	5,968
Minth Group Ltd.	2,538	5,985
Shui On Land Ltd.	51,500	7,286
SITC International Holdings Co. Ltd.	2,000	6,678
Tingyi Cayman Islands Holding Corp.	3,584	6,510
Towngas Smart Energy Co. Ltd.	11,319	5,577
Uni-President China Holdings Ltd.	7,425	6,519
Want Want China Holdings Ltd.	8,132	7,322
Wharf Holdings Ltd. (The)	2,000	5,823
Wilmar International Ltd.	2,313	7,411

		114,885

Denmark-1.40%
Ambu A/S, Class B(a)	434	5,704
AP Moller—Maersk A/S, Class A	1	2,807
AP Moller—Maersk A/S, Class B	1	2,869
Carlsberg A/S, Class B	56	7,088
Chr. Hansen Holding A/S	105	8,182
Coloplast A/S, Class B	49	6,616
Danske Bank A/S	466	7,065
DSV A/S	42	6,861
GN Store Nord A/S(a)	151	5,629
H Lundbeck A/S	297	6,829
Novo Nordisk A/S, Class B	72	8,235
Novozymes A/S, Class B(a)	115	7,990
Royal Unibrew A/S	80	6,842
Tryg A/S	330	7,822

		90,539

Finland-1.22%
Elisa OYJ	134	7,832
Huhtamaki OYJ	221	8,284
Kesko OYJ, Class B	277	6,989
Kojamo OYJ	318	6,273
Kone OYJ, Class B	136	6,526
Nordea Bank Abp	703	6,979
Orion OYJ, Class B	163	6,377
Sampo OYJ, Class A	166	7,999
Stora Enso OYJ, Class R	407	7,965
UPM-Kymmene OYJ(a)	223	7,660
Valmet OYJ	215	5,754

		78,638

France-4.21%
Air Liquide S.A.	45	7,769
ALD S.A.(c)	563	7,659
Arkema S.A.	58	6,546
BioMerieux	78	7,400
Bollore SE	1,502	6,975
Bouygues S.A.(a)	211	7,250
Bureau Veritas S.A.	260	7,451
Carrefour S.A.	377	7,992
Cie de L’Odet SE	6	6,928
Cie de Saint-Gobain	124	7,216
Cie Generale des Etablissements Michelin S.C.A.	56	6,923
Danone S.A.(a)	127	7,635
Dassault Aviation S.A.	51	8,619
Dassault Systemes SE	153	6,806
Edenred	163	8,170

	Shares	Value
France-(continued)
ENGIE S.A.(a)	552	$6,484
EssilorLuxottica S.A.	45	7,634
Gecina S.A.	62	6,946
Hermes International	6	7,382
Ipsen S.A.	65	6,745
Kering S.A.	11	5,843
La Francaise des Jeux SAEM(c)	184	6,846
Legrand S.A.	79	6,973
L’Oreal S.A.(a)	19	6,912
LVMH Moet Hennessy Louis Vuitton SE(a)	11	7,039
Orange S.A.	616	7,337
Pernod Ricard S.A.	36	7,417
Publicis Groupe S.A.	118	7,063
Remy Cointreau S.A.	40	7,921
Sanofi(a)	74	7,789
Sartorius Stedim Biotech	20	6,510
Schneider Electric SE	48	6,836
SEB S.A.	52	6,234
SOITEC(b)	46	8,237
Somfy S.A.	43	5,726
Teleperformance	20	7,151
Ubisoft Entertainment S.A.(b)	141	6,366
Vivendi SE(a)	597	6,846

		271,576

Germany-4.77%
1&1 AG	306	6,426
adidas AG	33	6,721
Beiersdorf AG	74	7,480
Brenntag SE	93	7,254
Carl Zeiss Meditec AG, BR	47	5,936
Commerzbank AG(b)	976	6,468
Covestro AG(c)	145	6,316
Deutsche Bank AG(b)	640	6,536
Deutsche Boerse AG	46	8,065
Deutsche Post AG	153	6,605
Deutsche Telekom AG	414	7,626
Deutsche Wohnen SE	180	5,176
DWS Group GmbH & Co. KGaA(c)	210	6,952
E.ON SE	596	6,244
Evotec SE(b)	255	6,194
Fielmann AG	130	6,610
Fresenius Medical Care AG & Co. KGaA	118	7,399
Fuchs Petrolub SE	67	1,788
Fuchs Petrolub SE, Preference Shares	138	4,394
GEA Group AG	176	6,914
Hannover Rueck SE	43	6,755
HelloFresh SE(b)	159	6,807
Henkel AG & Co. KGaA	38	2,429
Henkel AG & Co. KGaA, Preference Shares	64	4,143
KION Group AG	97	5,470
Knorr-Bremse AG	90	6,489
LEG Immobilien SE	58	5,972
Mercedes-Benz Group AG	106	7,503
Merck KGaA	39	7,232
METRO AG(b)	864	7,597
MTU Aero Engines AG	32	6,472
Nemetschek SE	84	6,744
Puma SE	87	6,487
Rational AG	11	6,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Germany-(continued)
Rheinmetall AG	44	$9,946
RWE AG	179	7,476
Sartorius AG	1	336
Sartorius AG, Preference Shares	16	6,061
Scout24 SE(c)	125	7,976
Siemens AG	54	6,710
Siemens Healthineers AG(c)	117	6,327
Symrise AG	63	7,540
Telefonica Deutschland Holding AG	2,737	8,284
United Internet AG	223	7,229
Varta AG	74	6,962
Vonovia SE	142	5,678
Wacker Chemie AG	48	7,742
Zalando SE(b)(c)	129	5,116

		307,358

Hong Kong-3.42%
Cafe de Coral Holdings Ltd.	5,074	7,909
CK Infrastructure Holdings Ltd.	1,500	10,094
CLP Holdings Ltd.	1,013	9,862
Dairy Farm International Holdings Ltd.	2,839	7,648
Guotai Junan International Holdings Ltd.	56,000	6,073
Hang Lung Group Ltd.	4,000	7,804
Hang Lung Properties Ltd.	3,462	6,603
Hang Seng Bank Ltd.	445	7,858
Hong Kong & China Gas Co. Ltd. (The)	5,143	5,667
Hong Kong Exchanges & Clearing Ltd.	159	6,744
Hutchison Port Holdings Trust, Class U	30,000	7,165
Hutchison Telecommunications Hong Kong Holdings Ltd.	46,178	7,690
Jardine Matheson Holdings Ltd.	180	9,512
Johnson Electric Holdings Ltd., H Shares	5,000	5,716
Kerry Properties Ltd.	2,886	7,761
Lifestyle International Holdings Ltd.(b)	13,000	6,249
Link REIT	1,000	8,624
Mapletree North Asia Commercial Trust(c)	9,500	8,182
New World Development Co. Ltd.	2,000	7,649
PCCW Ltd.	14,000	7,939
Power Assets Holdings Ltd.	1,306	8,776
Shun Tak Holdings Ltd.(b)	30,000	6,060
Sino Land Co. Ltd.	6,997	9,222
Sun Hung Kai Properties Ltd.	749	8,630
Swire Properties Ltd.	3,200	7,622
Techtronic Industries Co. Ltd.	466	6,222
Vinda International Holdings Ltd.(a)	2,706	6,525
VTech Holdings Ltd.	1,047	7,392
WH Group Ltd.	10,803	7,436

		220,634

Indonesia-0.24%
First Pacific Co. Ltd.	20,000	8,045
Golden Agri-Resources Ltd.	32,700	7,642

		15,687

Ireland-0.32%
CRH PLC	169	6,686
Kerry Group PLC, Class A	65	7,181
Smurfit Kappa Group PLC	162	6,791

		20,658

	Shares	Value
Israel-2.19%
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	4,650	$7,373
Camtek Ltd.(b)	231	6,723
Elco Ltd.	88	6,847
Electra Ltd.	10	6,869
Energix-Renewable Energies Ltd.	1,784	6,084
First International Bank of Israel Ltd. (The)	184	7,721
Fox Wizel Ltd.	44	6,414
Gav-Yam Lands Corp. Ltd.	596	6,539
Harel Insurance Investments & Financial Services Ltd.	641	7,837
Maytronics Ltd.	355	6,323
Mizrahi Tefahot Bank Ltd.	203	7,505
Nice Ltd.(b)	33	6,822
Nova Ltd.(b)	71	6,795
Sapiens International Corp. N.V.	283	6,612
Shapir Engineering and Industry Ltd.	784	7,317
Shikun & Binui Ltd.(b)	1,239	7,312
Shufersal Ltd.	862	7,265
Strauss Group Ltd.	241	6,430
Teva Pharmaceutical Industries Ltd.(b)	962	8,460
Tower Semiconductor Ltd.(b)	162	7,786

		141,034

Italy-2.70%
A2A S.p.A.	4,412	7,521
Amplifon S.p.A.	177	7,043
Assicurazioni Generali S.p.A.(a)	386	7,285
Atlantia S.p.A.(b)	418	9,923
Buzzi Unicem S.p.A.	402	7,395
Davide Campari-Milano N.V.	715	8,047
De Longhi S.p.A.(a)	236	5,709
DiaSorin S.p.A.(a)	52	6,797
Enel S.p.A.	1,079	6,974
Ferrari N.V.	36	7,594
FinecoBank Banca Fineco S.p.A.	474	6,530
Hera S.p.A.(a)	2,022	7,521
Infrastrutture Wireless Italiane S.p.A.(c)	737	7,852
Interpump Group S.p.A.	141	5,674
Italgas S.p.A.	1,189	7,676
Mediobanca Banca di Credito Finanziario S.p.A.	768	7,636
Moncler S.p.A.	132	6,856
Nexi S.p.A.(b)(c)	574	5,642
Prysmian S.p.A.	217	7,035
Recordati Industria Chimica e Farmaceutica S.p.A.	155	7,420
Reply S.p.A.(a)	46	6,749
Snam S.p.A.(a)	1,385	7,601
Terna Rete Elettrica Nazionale S.p.A.(a)	913	7,437
UnipolSai Assicurazioni S.p.A.(a)	2,841	7,953

		173,870

Japan-34.53%
ABC-Mart, Inc.	200	8,259
Acom Co. Ltd.	2,900	7,483
Activia Properties, Inc.	2	6,391
Advance Residence Investment Corp.	3	8,255
AEON Financial Service Co. Ltd.	800	7,347
Aeon Mall Co. Ltd.	600	7,285
AEON REIT Investment Corp.	6	6,896
AGC, Inc.	200	7,524
Aica Kogyo Co. Ltd.	319	7,376
Ain Holdings, Inc.(a)	150	6,761

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Aisin Corp.	200	$5,815
Ajinomoto Co., Inc.	245	6,388
Alfresa Holdings Corp.	470	6,412
Alps Alpine Co. Ltd.	800	7,052
Amano Corp.	399	7,701
Anritsu Corp.	553	6,980
Ariake Japan Co. Ltd.	188	7,543
As One Corp.	140	7,364
Asahi Kasei Corp.	900	7,419
ASKUL Corp.	530	6,437
Astellas Pharma, Inc.	488	7,450
Azbil Corp.	226	6,910
Benesse Holdings, Inc.	382	6,703
Bic Camera, Inc.(a)	851	7,185
BIPROGY, Inc.	300	7,641
Bridgestone Corp.	221	8,102
Calbee, Inc.	374	6,712
Canon Marketing Japan, Inc.	356	7,746
Canon, Inc.	345	7,941
Capcom Co. Ltd.	334	8,828
Chiba Bank Ltd. (The)	1,400	8,061
Chugoku Bank Ltd. (The)	1,060	7,808
Concordia Financial Group Ltd.	2,000	7,286
Cosmo Energy Holdings Co. Ltd.	300	7,433
Cosmos Pharmaceutical Corp.	57	5,304
Credit Saison Co. Ltd.	700	7,862
Dai Nippon Printing Co. Ltd.	320	6,698
Daicel Corp.	1,057	6,450
Dai-ichi Life Holdings, Inc.	400	8,041
Daito Trust Construction Co. Ltd.	70	6,749
Daiwa House REIT Investment Corp.	3	7,294
Daiwa Office Investment Corp.	1	5,681
Daiwa Securities Group, Inc.	1,300	6,371
DeNA Co. Ltd.(b)	500	7,256
Denka Co. Ltd.	300	8,036
Denso Corp.	123	7,519
Descente Ltd.	300	5,820
DIC Corp.	352	6,704
Disco Corp.	36	8,888
Eisai Co. Ltd.	163	7,111
Electric Power Development Co. Ltd.	460	6,345
ENEOS Holdings, Inc.	1,900	6,671
Ezaki Glico Co. Ltd.	256	7,369
FANUC Corp.	40	6,197
Fast Retailing Co. Ltd.	15	6,885
FP Corp.	255	5,733
Fuji Electric Co. Ltd.	200	8,825
Fuji Media Holdings, Inc.	700	6,049
Fuji Oil Holdings, Inc.	447	6,368
FUJIFILM Holdings Corp.	122	6,754
Fukuoka Financial Group, Inc.	400	7,314
Furukawa Electric Co. Ltd.	369	6,018
Fuyo General Lease Co. Ltd.	147	7,956
GLP J-Reit	5	6,727
GMO internet, Inc.	325	6,554
GMO Payment Gateway, Inc.	77	6,512
GOLDWIN, Inc.	169	8,399
GungHo Online Entertainment, Inc.	350	7,175
H.U. Group Holdings, Inc.	340	7,607
Hachijuni Bank Ltd. (The)	2,044	6,740

	Shares	Value
Japan-(continued)
Haseko Corp.	600	$6,574
Heiwa Corp.	460	6,891
Hikari Tsushin, Inc.	60	6,946
Hino Motors Ltd.	900	4,663
Hirogin Holdings, Inc.(a)	1,400	6,937
Hirose Electric Co. Ltd.	60	7,653
Hitachi Ltd.	200	9,329
Hitachi Metals Ltd.(b)	500	7,826
Hitachi Transport System Ltd.	145	9,558
Horiba Ltd.	144	7,019
House Foods Group, Inc.	317	7,429
Hulic Co. Ltd.	893	7,545
Ibiden Co. Ltd.	188	7,134
Idemitsu Kosan Co. Ltd.	289	7,595
Industrial & Infrastructure Fund Investment Corp.	5	7,181
Information Services International-Dentsu Ltd.	261	7,460
Inpex Corp.	700	8,277
Internet Initiative Japan, Inc.	239	7,546
ITOCHU Corp.	242	7,333
Itochu Techno-Solutions Corp.	325	7,663
Itoham Yonekyu Holdings, Inc.	1,333	6,759
Iyo Bank Ltd. (The)	1,496	7,250
Izumi Co. Ltd.	318	6,867
Japan Aviation Electronics Industry Ltd.	500	7,006
Japan Exchange Group, Inc.	428	6,429
Japan Hotel REIT Investment Corp.	16	8,076
Japan Logistics Fund, Inc.	3	7,363
Japan Post Bank Co. Ltd.	930	7,049
Japan Post Holdings Co. Ltd.	986	6,921
Japan Post Insurance Co. Ltd.	500	8,124
Japan Prime Realty Investment Corp.	2	6,078
Japan Real Estate Investment Corp.	1	4,841
Japan Steel Works Ltd. (The)	245	6,927
Japan Tobacco, Inc.	438	7,506
JCR Pharmaceuticals Co. Ltd.	400	7,397
Jeol Ltd.	147	6,696
JTEKT Corp.	1,000	6,973
JustSystems Corp.	170	7,389
Kagome Co. Ltd.	279	6,990
Kaken Pharmaceutical Co. Ltd.	221	6,701
Kamigumi Co. Ltd.	396	6,742
Kandenko Co. Ltd.	1,060	6,731
Kansai Electric Power Co., Inc. (The)	718	6,318
Kao Corp.	174	7,009
Katitas Co. Ltd.	300	7,025
KDDI Corp.	231	7,672
Kenedix Office Investment Corp.	1	5,222
Kewpie Corp.	418	7,085
Keyence Corp.	17	6,870
Kinden Corp.	602	7,132
Kintetsu Group Holdings Co. Ltd.	300	8,628
Kobayashi Pharmaceutical Co. Ltd.	129	8,828
Kobe Bussan Co. Ltd.	259	6,318
Kokuyo Co. Ltd.	577	7,532
Komatsu Ltd.	400	8,988
Kose Corp.	85	8,818
K’s Holdings Corp.	700	6,958
Kuraray Co. Ltd.	900	7,218
Kusuri no Aoki Holdings Co. Ltd.	152	6,746
Kyocera Corp.	160	8,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Kyushu Electric Power Co., Inc.	1,000	$6,308
Kyushu Financial Group, Inc.	2,220	6,820
Kyushu Railway Co.	400	7,866
LaSalle Logiport REIT	5	6,785
Lawson, Inc.	204	7,511
Lintec Corp.	358	6,717
Lion Corp.	670	6,912
Mabuchi Motor Co. Ltd.	238	6,381
Mani, Inc.	581	6,575
Marui Group Co. Ltd.	400	6,907
Maruichi Steel Tube Ltd.	304	6,497
Maruwa Unyu Kikan Co. Ltd.	847	9,944
Matsui Securities Co. Ltd.	1,098	6,809
Mebuki Financial Group, Inc.	3,400	6,876
Medipal Holdings Corp.	417	6,843
MEIJI Holdings Co. Ltd.	161	8,052
Menicon Co. Ltd.	308	6,597
MISUMI Group, Inc.	260	6,551
Mitsubishi Chemical Holdings Corp.	1,100	6,733
Mitsubishi Corp.	237	7,966
Mitsubishi Heavy Industries Ltd.	300	10,269
Mitsubishi Materials Corp.	400	6,277
Mitsubishi UFJ Financial Group, Inc.	1,300	7,569
Mitsui & Co. Ltd.	300	7,294
Mitsui Fudosan Logistics Park, Inc.	2	8,575
Mitsui Mining & Smelting Co. Ltd.	300	7,641
Mizuho Financial Group, Inc.	600	7,310
MonotaRO Co. Ltd.	362	6,287
Mori Hills REIT Investment Corp.	7	7,932
Morinaga & Co. Ltd.	237	7,362
Morinaga Milk Industry Co. Ltd.	166	6,716
MS&AD Insurance Group Holdings, Inc.	245	7,339
Nagase & Co. Ltd.	500	7,172
Nankai Electric Railway Co. Ltd.	363	6,495
NEC Networks & System Integration Corp.	534	7,594
Nexon Co. Ltd.	357	8,166
NGK Insulators Ltd.	500	6,739
NGK Spark Plug Co. Ltd.	500	7,687
NH Foods Ltd.	258	8,175
NHK Spring Co. Ltd.	1,100	7,125
Nichirei Corp.	382	7,022
Nihon Kohden Corp.	298	7,196
Nintendo Co. Ltd.	21	9,694
Nippon Accommodations Fund, Inc.	1	4,923
Nippon Building Fund, Inc.	1	5,189
Nippon Electric Glass Co. Ltd.	300	6,074
Nippon Kayaku Co. Ltd.	800	6,979
Nippon Prologis REIT, Inc.	3	8,337
Nippon Shinyaku Co. Ltd.	128	8,683
Nippon Shokubai Co. Ltd.	200	8,111
Nippon Telegraph & Telephone Corp.	276	8,167
Nippon Television Holdings, Inc.	730	7,017
Nipro Corp.	900	7,112
Nishi-Nippon Railroad Co. Ltd.	400	8,027
Nissan Chemical Corp.	142	7,537
Nisshin Seifun Group, Inc.	608	8,092
Nissin Foods Holdings Co. Ltd.	131	9,151
Nitori Holdings Co. Ltd.	55	5,605
Nitto Denko Corp.	116	7,802
Noevir Holdings Co. Ltd.	199	7,817

	Shares	Value
Japan-(continued)
NOK Corp.	800	$6,832
Nomura Real Estate Master Fund, Inc.	6	7,523
Nomura Research Institute Ltd.	267	7,578
NS Solutions Corp.	297	8,896
NSK Ltd.	1,300	7,192
Obayashi Corp.	1,000	6,902
Oji Holdings Corp.	1,590	7,533
Ono Pharmaceutical Co. Ltd.	321	8,258
Orient Corp.(a)	7,000	6,744
ORIX JREIT, Inc.	6	8,063
Osaka Gas Co. Ltd.	421	7,620
OSG Corp.	500	6,278
Otsuka Corp.	197	6,478
Paltac Corp.	236	8,618
Pan Pacific International Holdings Corp.	507	7,870
Panasonic Holdings Corp.	800	7,142
PeptiDream, Inc.(b)	400	6,458
Pigeon Corp.	464	7,876
Pola Orbis Holdings, Inc.	561	6,496
Relo Group, Inc.	500	7,187
Renesas Electronics Corp.(b)	700	7,507
Rengo Co. Ltd.	1,159	6,876
Resona Holdings, Inc.(a)	1,700	7,389
Rohm Co. Ltd.	100	7,051
Rohto Pharmaceutical Co. Ltd.	241	6,441
Ryohin Keikaku Co. Ltd.	500	4,497
Sankyo Co. Ltd.	320	9,232
Sansan, Inc.(b)	783	7,510
Santen Pharmaceutical Co. Ltd.	692	5,663
Sanwa Holdings Corp.	700	6,395
Sawai Group Holdings Co. Ltd.	200	6,723
SBI Holdings, Inc.	300	6,725
Secom Co. Ltd.	133	9,398
Sega Sammy Holdings, Inc.	467	8,306
Sekisui Chemical Co. Ltd.	500	6,764
Sekisui House REIT, Inc.(a)	12	7,043
Seven & i Holdings Co. Ltd.	166	7,326
Seven Bank Ltd.	3,700	6,930
SHIFT, Inc.(b)	44	8,364
Shimamura Co. Ltd.	113	10,037
Shimano, Inc.	34	5,952
Shimizu Corp.	1,200	6,314
Shinsei Bank Ltd.(b)	410	7,195
Ship Healthcare Holdings, Inc.	404	6,780
Shiseido Co. Ltd.	146	6,892
Shizuoka Bank Ltd. (The)	1,074	6,972
SHO-BOND Holdings Co. Ltd.	224	9,454
Skylark Holdings Co. Ltd.	600	7,137
Softbank Corp.	652	7,589
SoftBank Group Corp.	181	7,319
Sohgo Security Services Co. Ltd.	229	6,382
Sojitz Corp.	475	7,272
Sompo Holdings, Inc.	230	9,382
Sony Group Corp.	97	8,351
Square Enix Holdings Co. Ltd.	173	6,938
Stanley Electric Co. Ltd.	364	6,277
Subaru Corp.	500	7,535
Sugi Holdings Co. Ltd.	134	5,771
Sumitomo Bakelite Co. Ltd.	200	6,601
Sumitomo Chemical Co. Ltd.	1,600	6,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Sumitomo Corp.	500	$7,943
Sumitomo Electric Industries Ltd.	657	7,065
Sumitomo Forestry Co. Ltd.	400	6,151
Sumitomo Heavy Industries Ltd.	300	6,348
Sumitomo Metal Mining Co. Ltd.	200	8,706
Sumitomo Mitsui Financial Group, Inc.	200	6,031
Sumitomo Mitsui Trust Holdings, Inc.	237	7,354
Sumitomo Rubber Industries Ltd.	900	7,802
Sundrug Co. Ltd.	304	7,086
Suzuken Co. Ltd.	240	7,113
Taiheiyo Cement Corp.	400	6,482
Taisho Pharmaceutical Holdings Co. Ltd.	166	6,521
Takara Bio, Inc.	352	5,679
TBS Holdings, Inc.	500	6,572
TDK Corp.	188	5,882
THK Co. Ltd.	357	7,109
TIS, Inc.	358	8,071
Tobu Railway Co. Ltd.	300	6,754
Toda Corp.	1,215	7,024
Toho Co. Ltd.	200	7,436
Tokai Carbon Co. Ltd.	793	6,559
Tokio Marine Holdings, Inc.	149	8,054
Tokyo Electric Power Co. Holdings, Inc.(b)	2,200	7,607
Tokyo Gas Co. Ltd.	421	8,094
Tokyo Ohka Kogyo Co. Ltd.	161	8,830
Tokyu Corp.	600	7,349
Toshiba Corp.	237	9,919
Toshiba TEC Corp.	239	8,163
Tosoh Corp.	467	6,447
Toyo Seikan Group Holdings Ltd.	600	6,511
Toyo Suisan Kaisha Ltd.	196	6,059
Toyoda Gosei Co. Ltd.	400	5,784
Toyota Boshoku Corp.	452	7,231
Toyota Motor Corp.	480	8,193
Trend Micro, Inc.	183	10,212
TS Tech Co. Ltd.	600	6,213
Tsumura & Co.	304	7,481
Tsuruha Holdings, Inc.	100	5,125
UBE Corp.	400	6,250
Ulvac, Inc.	200	7,915
Unicharm Corp.	232	8,083
United Urban Investment Corp.	7	7,642
Ushio, Inc.	500	6,539
USS Co. Ltd.	500	8,266
Welcia Holdings Co. Ltd.	289	5,976
Yakult Honsha Co. Ltd.	176	9,129
Yamada Holdings Co. Ltd.(b)	2,200	6,565
Yamaguchi Financial Group, Inc.	1,283	7,035
Yamato Holdings Co. Ltd.	393	7,383
Yamato Kogyo Co. Ltd.	247	8,007
Yamazaki Baking Co. Ltd.(a)	601	7,450
Yaoko Co. Ltd.	156	8,259
Yokohama Rubber Co. Ltd. (The)	600	8,018
Z Holdings Corp.	1,600	6,320
Zenkoku Hosho Co. Ltd.	200	7,032
Zensho Holdings Co. Ltd.	300	7,099
Zeon Corp.	663	7,111
ZOZO, Inc.	266	5,439

		2,227,700

	Shares	Value
Jordan-0.10%
Hikma Pharmaceuticals PLC	275	$6,464

Luxembourg-0.34%
Eurofins Scientific SE	75	6,970
L’Occitane International S.A.	2,400	7,548
RTL Group S.A.(a)	136	7,099

		21,617

Mexico-0.12%
Fresnillo PLC(a)	786	7,719

Netherlands-2.05%
Aalberts N.V.	140	6,749
ABN AMRO Bank N.V., CVA(a)(c)	604	7,534
Aegon N.V.	1,549	8,013
Akzo Nobel N.V.	82	7,075
ASR Nederland N.V.	179	8,100
Euronext N.V.(c)	85	6,824
Heineken Holding N.V.	95	7,405
Heineken N.V.(a)	77	7,510
JDE Peet’s N.V.(a)	229	6,726
Koninklijke Ahold Delhaize N.V.(a)	246	7,267
Koninklijke DSM N.V.	41	6,867
Koninklijke KPN N.V.(a)	2,177	7,530
Koninklijke Philips N.V.	229	6,008
Koninklijke Vopak N.V.	200	5,356
NN Group N.V.	162	7,916
Prosus N.V.(a)	123	5,931
Randstad N.V.	116	6,134
Signify N.V.	149	6,291
Wolters Kluwer N.V.	71	7,182

		132,418

New Zealand-0.78%
Auckland International Airport Ltd.(b)	1,538	7,775
Contact Energy Ltd.	1,325	6,999
Infratil Ltd.(a)	1,345	7,289
Kiwi Property Group Ltd.	10,203	6,983
Mainfreight Ltd.	134	7,017
SKYCITY Entertainment Group Ltd.	3,702	6,953
Spark New Zealand Ltd.	2,356	7,497

		50,513

Nigeria-0.11%
Airtel Africa PLC(c)	3,745	6,777

Norway-0.71%
Gjensidige Forsikring ASA	298	6,439
Nordic Semiconductor ASA(b)	282	5,671
Orkla ASA	820	6,721
Salmar ASA	98	8,107
Schibsted ASA, Class A	118	2,465
Schibsted ASA, Class B	148	2,846
Telenor ASA	500	7,102
TOMRA Systems ASA	161	6,415

		45,766

Poland-0.47%
CD Projekt S.A.(a)	185	4,994
Cyfrowy Polsat S.A.	1,145	6,225
Dino Polska S.A.(b)(c)	109	7,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Poland-(continued)
KGHM Polska Miedz S.A.	181	$5,845
Polskie Gornictwo Naftowe i Gazownictwo S.A.	4,623	6,472

		30,562

Portugal-0.23%
EDP - Energias de Portugal S.A.	1,616	7,524
Jeronimo Martins SGPS S.A.	346	7,178

		14,702

Singapore-2.63%
Ascendas REIT	3,623	7,471
CapitaLand Integrated Commercial Trust	4,660	7,809
Frasers Logistics & Commercial Trust(c)	7,100	7,396
Jardine Cycle & Carriage Ltd.	497	10,374
Kenon Holdings Ltd.	134	7,646
Keppel Corp. Ltd.	1,700	8,419
Keppel DC REIT	4,622	6,914
Keppel REIT	8,745	7,685
Mapletree Commercial Trust	5,487	7,402
Mapletree Industrial Trust	3,957	7,448
Mapletree Logistics Trust	5,650	7,290
NetLink NBN Trust(c)	10,578	7,649
Olam Group Ltd.	5,896	7,216
Sembcorp Industries Ltd.	3,800	8,052
Singapore Exchange Ltd.	1,141	8,047
Singapore Post Ltd.	15,806	8,130
Singapore Technologies Engineering Ltd.	2,600	7,670
StarHub Ltd.	8,092	7,360
STMicroelectronics N.V.	182	6,741
Suntec REIT	6,100	8,076
Venture Corp. Ltd.	614	7,570
Wing Tai Holdings Ltd.	5,695	7,200

		169,565

South Korea-10.46%
Amorepacific Corp., Preference Shares	114	6,841
BGF retail Co. Ltd.	55	7,882
BNK Financial Group, Inc.	1,169	7,229
Celltrion Healthcare Co. Ltd.	1	51
Celltrion Pharm, Inc.(b)	2	145
Cheil Worldwide, Inc.	394	7,875
CJ CheilJedang Corp.	24	7,497
CJ CheilJedang Corp., Preference Shares	54	7,605
CJ Corp.	108	7,406
CJ ENM Co. Ltd.	70	6,991
CJ Logistics Corp.(b)	69	6,683
Coway Co. Ltd.	124	6,942
DB Insurance Co. Ltd.	152	8,095
DGB Financial Group, Inc.	979	6,878
DL Holdings Co. Ltd.	149	7,268
Dongsuh Cos., Inc.	325	6,865
Doosan Bobcat, Inc.	230	7,441
Doosan Enerbility(b)	420	6,695
Ecopro BM Co. Ltd.	23	8,391
E-MART, Inc.	69	7,141
Fila Holdings Corp.	250	6,388
GS Engineering & Construction Corp.	206	6,801
GS Holdings Corp.	214	7,390
GS Retail Co. Ltd.	329	7,487
Hana Financial Group, Inc.	193	7,189
Hankook Tire & Technology Co. Ltd.	263	7,201

	Shares	Value
South Korea-(continued)
Hanssem Co. Ltd.	122	$7,542
Hanwha Aerospace Co. Ltd.	165	6,966
Hanwha Corp.	223	5,276
Hanwha Corp., Preference Shares	120	1,510
Hanwha Solutions Corp.(b)	241	6,020
Hite Jinro Co. Ltd.	248	7,311
Hotel Shilla Co. Ltd.	111	7,078
Hyundai Department Store Co. Ltd.	114	6,793
Hyundai Doosan Infracore Co. Ltd.(b)	1,287	6,646
Hyundai Engineering & Construction Co. Ltd.	202	7,045
Hyundai Glovis Co. Ltd.	51	8,355
Hyundai Marine & Fire Insurance Co. Ltd.	326	8,363
Hyundai Mobis Co. Ltd.	40	6,534
Hyundai Motor Co.	44	6,393
Hyundai Motor Co., First Pfd	7	521
Hyundai Motor Co., Second Pfd.	12	898
Iljin Materials Co. Ltd.	98	6,732
Industrial Bank of Korea	846	7,495
Kakao Games Corp.(b)	118	5,560
KB Financial Group, Inc.	156	7,209
KCC Corp.	28	7,439
KEPCO Plant Service & Engineering Co. Ltd.	237	7,023
Kia Corp.	124	8,157
Korea Aerospace Industries Ltd.	234	8,076
Korea Gas Corp.	212	6,832
Korea Investment Holdings Co. Ltd.	114	6,341
Korea Zinc Co. Ltd.	16	7,297
KT&G Corp.	111	7,287
Kumho Petrochemical Co. Ltd.	56	6,770
LG Chem Ltd.	16	6,427
LG Chem Ltd., Preference Shares	3	587
LG Household & Health Care Ltd.	9	6,398
LG Household & Health Care Ltd., Preference Shares	2	784
LG Innotek Co. Ltd.	28	7,615
LG Uplus Corp.	677	7,495
LOTTE Chemical Corp.	44	6,782
LOTTE Chilsung Beverage Co. Ltd.	56	8,042
LOTTE Corp.	301	8,128
LOTTE Fine Chemical Co. Ltd.	114	7,317
Medy-Tox, Inc.(b)	74	7,941
Meritz Financial Group, Inc.	246	7,324
Mirae Asset Securities Co. Ltd.	838	5,300
Mirae Asset Securities Co. Ltd., Second Pfd.	349	1,223
NAVER Corp.	29	6,560
NCSoft Corp.	20	6,670
Netmarble Corp.(c)	87	6,525
NH Investment & Securities Co. Ltd.	752	6,442
NHN Corp.(b)	234	6,435
NongShim Co. Ltd.	30	7,195
Orion Corp.	98	7,335
Ottogi Corp.	21	7,824
Pearl Abyss Corp.(b)	90	4,799
POSCO Holdings, Inc.	32	7,251
Posco International Corp.	432	8,415
S-1 Corp.	124	6,767
Samsung Biologics Co. Ltd.(b)(c)	12	7,929
Samsung C&T Corp.	81	7,341
Samsung Card Co. Ltd.	274	7,236
Samsung Engineering Co. Ltd.(b)	380	7,753

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
South Korea-(continued)
Samsung Fire & Marine Insurance Co. Ltd.	45	$7,399
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	4	516
Samsung Life Insurance Co. Ltd.	149	7,622
Samsung SDS Co. Ltd.	65	7,580
Samsung Securities Co. Ltd.	210	6,569
Seegene, Inc.	172	5,474
Shin Poong Pharmaceutical Co. Ltd.(b)	249	5,952
Shinhan Financial Group Co. Ltd.	231	7,674
Shinsegae, Inc.	35	6,841
SK Chemicals Co. Ltd.	72	7,188
SK Networks Co. Ltd.	1,966	7,514
SK Telecom Co. Ltd.	165	7,429
SKC Co. Ltd.	65	7,663
S-Oil Corp.	101	8,215
SSANGYONG C&E Co. Ltd.	1,151	7,561
Wemade Co. Ltd.	82	4,921
Woori Financial Group, Inc.	648	7,472
Yuhan Corp.	155	7,472

		674,748

Spain-1.29%
Acciona S.A.	46	8,992
ACS Actividades de Construccion y Servicios S.A.	296	7,559
Enagas S.A.	351	7,580
Endesa S.A.	362	7,614
Fluidra S.A.	243	6,556
Grifols S.A.	253	4,210
Grifols S.A., Class B, Preference Shares	198	2,148
Iberdrola S.A.	694	7,929
Mapfre S.A.	3,797	6,934
Naturgy Energy Group S.A.	287	8,599
Red Electrica Corp. S.A.	381	7,656
Telefonica S.A	1,542	7,503

		83,280

Sweden-3.08%
Assa Abloy AB, Class B(a)	283	7,159
Boliden AB	157	6,883
Castellum AB	333	6,563
Epiroc AB, Class A(a)	258	5,261
Epiroc AB, Class B	158	2,748
Essity AB, Class B	300	7,995
Fastighets AB Balder, Class B(b)	122	6,065
Getinge AB, Class B(a)	198	5,756
H & M Hennes & Mauritz AB, Class B(a)	475	5,991
Hexagon AB, Class B(a)	569	7,377
Holmen AB, Class B	153	8,863
Industrivarden AB, Class A	162	4,157
Industrivarden AB, Class C(a)	123	3,102
Kinnevik AB, Class A(b)	276	6,035
Lundin Energy AB(a)	188	7,798
Sagax AB, Class D	2,275	7,015
Securitas AB, Class B	633	7,470
Skandinaviska Enskilda Banken AB, Class A	677	7,591
Skandinaviska Enskilda Banken AB, Class C	10	122
SKF AB, Class B	427	6,948
Svenska Cellulosa AB S.C.A., Class A	16	313
Svenska Cellulosa AB S.C.A., Class B	430	8,360
Svenska Handelsbanken AB, Class A	786	7,944
Svenska Handelsbanken AB, Class B	19	214

	Shares	Value
Sweden-(continued)
Sweco AB, Class B	554	$7,841
Swedbank AB, Class A	485	7,674
Swedish Match AB	989	7,902
Swedish Orphan Biovitrum AB, Class B(b)	379	7,976
Tele2 AB, Class B(a)	564	7,464
Telefonaktiebolaget LM Ericsson, Class A	12	101
Telefonaktiebolaget LM Ericsson, Class B	922	7,423
Telia Co. AB	2,018	8,381
Volvo AB, Class A	49	800
Volvo AB, Class B	357	5,681

		198,973

Switzerland-2.28%
Alcon, Inc.	98	6,968
Baloise Holding AG	46	8,006
Banque Cantonale Vaudoise	90	7,620
Barry Callebaut AG	3	6,928
BKW AG	60	7,326
Chocoladefabriken Lindt & Spruengli AG, PC	1	11,213
DKSH Holding AG	86	7,394
Emmi AG	7	6,958
Helvetia Holding AG	65	8,352
Logitech International S.A., Class R(a)	98	6,364
Lonza Group AG	11	6,472
PSP Swiss Property AG	57	7,206
Roche Holding AG	19	7,052
Roche Holding AG, BR	1	403
Sonova Holding AG, Class A	19	6,856
Swatch Group AG (The)	31	1,530
Swatch Group AG (The), BR	20	5,176
Swiss Prime Site AG	76	7,454
Swisscom AG	13	7,716
Tecan Group AG, Class R	17	5,120
UBS Group AG	423	7,172
Zurich Insurance Group AG	17	7,749

		147,035

Taiwan-0.09%
FIT Hon Teng Ltd.(b)(c)	43,000	5,483

United Kingdom-4.37%
3i Group PLC	425	6,924
Admiral Group PLC	189	5,915
Ashtead Group PLC	111	5,730
AstraZeneca PLC	60	7,958
Auto Trader Group PLC(c)	830	6,549
B&M European Value Retail S.A.	919	5,626
British American Tobacco PLC	170	7,154
Bunzl PLC	191	7,386
Croda International PLC	79	7,643
Dechra Pharmaceuticals PLC	132	5,962
Derwent London PLC	186	7,043
Diageo PLC	153	7,570
Direct Line Insurance Group PLC	1,908	6,051
Entain PLC(b)	353	6,627
Experian PLC	188	6,506
Halma PLC	226	6,948
Hargreaves Lansdown PLC	520	5,904
HomeServe PLC	816	10,041
Howden Joinery Group PLC	673	6,351
IMI PLC	373	6,267

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Intertek Group PLC	105	$6,534
J Sainsbury PLC	2,128	6,195
JD Sports Fashion PLC	3,788	6,260
Johnson Matthey PLC(a)	299	8,238
Kingfisher PLC(a)	1,876	5,888
London Stock Exchange Group PLC	88	8,719
National Grid PLC	492	7,304
Next PLC	86	6,444
Renishaw PLC	122	6,413
Rentokil Initial PLC(a)	1,057	7,251
Rightmove PLC	808	6,202
Sage Group PLC (The)	777	7,138
Segro PLC	425	7,101
Smiths Group PLC	361	6,595
Spirax-Sarco Engineering PLC	46	6,946
SSE PLC	341	7,931
Tate & Lyle PLC	744	7,239
Tesco PLC	1,958	6,641
Unilever PLC	153	7,096
United Utilities Group PLC	521	7,485
Weir Group PLC (The)	328	6,284

		282,059

United States-1.25%
Amcor PLC, CDI	653	7,766
Avast PLC(c)	879	6,240
Ferguson PLC	49	6,170
GlaxoSmithKline PLC	355	7,981
JS Global Lifestyle Co. Ltd.(c)	7,500	8,890
Nestle S.A.	57	7,375
Oracle Corp.	122	7,873
QIAGEN N.V.(b)	154	7,120

	Shares	Value
United States-(continued)
Stellantis N.V.	432	$5,755
Swiss Re AG	85	6,986
Waste Connections, Inc.	63	8,736

		80,892

Total Common Stocks & Other Equity Interests (Cost $6,934,835)		6,333,425

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(d)(e) (Cost $3,051)	3,051	3,051

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.23% (Cost $6,937,886)		6,336,476

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.97%
Invesco Private Government Fund, 0.40%(d)(e)(f)	121,467	121,467
Invesco Private Prime Fund, 0.35%(d)(e)(f)	264,020	264,020

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $385,456)		385,487

TOTAL INVESTMENTS IN SECURITIES-104.20% (Cost $7,323,342)		6,721,963
OTHER ASSETS LESS LIABILITIES-(4.20)%		(270,913)

NET ASSETS-100.00%		$6,451,050

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2022.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $176,658, which represented 2.74% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$363,329	$(360,278)	$-	$-	$3,051	$5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)–(continued)

April 30, 2022

(Unaudited)

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$112,402	$484,049	$(474,984)	$-	$-	$121,467	$87	*
Invesco Private Prime Fund	262,272	1,034,754	(1,032,844)	31	(193)	264,020	255	*

Total	$374,674	$1,882,132	$(1,868,106)	$31	$(193)	$388,538	$347

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Industrials	16.57
Consumer Staples	12.72
Financials	12.13
Consumer Discretionary	10.34
Materials	10.08
Health Care	7.68
Communication Services	7.43
Real Estate	7.39
Information Technology	7.27
Utilities	5.20
Energy	1.37
Money Market Funds Plus Other Assets
Less Liabilities	1.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.77%
Brazil-1.90%
ENGIE Brasil Energia S.A.	616,800	$5,218,675
Itausa S.A., Preference Shares	1,852,600	3,445,427
Neoenergia S.A.	1,152,800	4,371,710
Telefonica Brasil S.A.	430,300	4,621,715

		17,657,527

China-8.95%
Agricultural Bank of China Ltd., H Shares	11,943,131	4,484,791
Bank of China Ltd., H Shares	15,326,334	6,033,536
Bank of Communications Co. Ltd., H Shares	6,622,923	4,617,219
China CITIC Bank Corp. Ltd., H Shares	10,270,907	5,224,056
China Conch Venture Holdings Ltd.	852,784	2,222,674
China Construction Bank Corp., H Shares	6,477,149	4,603,038
China Everbright Bank Co. Ltd., H Shares	11,309,000	4,098,454
China Galaxy Securities Co. Ltd., H Shares	6,947,000	3,768,050
China Life Insurance Co. Ltd., H Shares	2,917,974	4,234,701
China Tower Corp. Ltd., H Shares(a)	40,375,797	4,710,550
Chongqing Rural Commercial Bank Co. Ltd., H Shares	11,947,403	4,633,453
CRRC Corp. Ltd., H Shares	9,597,000	3,546,659
Guotai Junan Securities Co. Ltd., H Shares(a)(b)	2,650,749	3,408,793
Haitong Securities Co. Ltd., H Shares	5,457,303	3,815,970
Hengan International Group Co. Ltd.	733,537	3,471,827
Huatai Securities Co. Ltd., H Shares(a)	2,389,868	3,285,598
Industrial & Commercial Bank of China Ltd., H Shares	8,456,875	5,097,583
People’s Insurance Co. Group of China Ltd.
(The), H Shares	16,923,708	5,395,928
Want Want China Holdings Ltd.	3,848,597	3,465,107
Yum China Holdings, Inc.	72,831	3,044,336

		83,162,323

Czech Rep-1.00%
CEZ A.S.	127,179	5,443,793
Komercni banka A.S.(c)	117,560	3,834,676

		9,278,469

Egypt-0.41%
Commercial International Bank Egypt S.A.E	1,586,730	3,844,538

Greece-0.50%
Hellenic Telecommunications Organization S.A.	242,568	4,606,154

India-0.82%
Dr. Reddy’s Laboratories Ltd., ADR(c)	72,252	3,878,487
WNS (Holdings) Ltd., ADR(b)	48,132	3,772,105

		7,650,592

Indonesia-1.27%
PT Bank Central Asia Tbk	7,264,977	4,063,298
PT Indofood CBP Sukses Makmur Tbk	7,272,481	3,821,361
PT Indofood Sukses Makmur Tbk	9,007,459	3,914,395

		11,799,054

Kuwait-3.81%
Gulf Bank KSCP	5,092,063	5,666,156
Humansoft Holding Co. KSC	341,181	3,758,613
Kuwait Finance House KSCP	2,860,692	9,189,276

	Shares	Value
Kuwait-(continued)
Mobile Telecommunications Co. KSCP	4,094,629	$9,099,176
National Bank of Kuwait SAKP	2,253,664	7,716,209

		35,429,430

Malaysia-7.64%
CIMB Group Holdings Bhd.	3,792,000	4,519,184
Genting Bhd.	3,628,900	3,844,385
Hong Leong Bank Bhd.	1,338,100	6,425,115
IHH Healthcare Bhd.	2,545,247	3,833,901
IOI Corp. Bhd.	3,632,100	3,887,322
Kuala Lumpur Kepong Bhd.	560,800	3,778,940
Malayan Banking Bhd.	3,874,392	8,052,431
Petronas Chemicals Group Bhd.	2,131,800	5,004,478
Petronas Gas Bhd.	1,351,300	5,270,489
Public Bank Bhd.	6,345,000	6,818,698
RHB Bank Bhd.	3,755,400	5,381,410
Sime Darby Bhd.	7,179,900	3,841,990
Telekom Malaysia Bhd.	3,798,100	4,336,847
Tenaga Nasional Bhd.	2,868,072	5,955,523

		70,950,713

Mexico-4.35%
America Movil S.A.B. de C.V., Series L	4,512,328	4,391,054
Arca Continental S.A.B. de C.V.	862,693	5,473,705
Coca-Cola FEMSA S.A.B. de C.V., Series L	887,339	4,837,897
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(d)	542,476	4,078,571
Gruma S.A.B. de C.V., Class B	347,763	4,130,351
Grupo Elektra S.A.B. de C.V	89,916	5,391,171
Grupo Financiero Inbursa S.A.B. de C.V., Class O(b)(c)	2,263,332	3,836,081
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(c)	2,846,937	3,974,287
Promotora y Operadora de Infraestructura S.A.B de C.V.	592,560	4,319,241

		40,432,358

Philippines-0.41%
Bank of the Philippine Islands	2,082,495	3,776,124

Poland-0.35%
Cyfrowy Polsat S.A.	593,807	3,228,426

Qatar-5.20%
Commercial Bank P.S.Q.C. (The)	2,004,281	4,231,734
Doha Bank Q.P.S.C.	4,750,070	3,391,277
Ezdan Holding Group Q.S.C.(b)	10,731,094	3,886,679
Industries Qatar Q.S.C.	785,688	4,058,156
Masraf Al Rayan Q.S.C.	4,110,274	6,083,443
Mesaieed Petrochemical Holding Co. Q.P.S.C.	5,054,055	3,594,426
Ooredoo Q.P.S.C.	2,566,009	5,284,815
Qatar Gas Transport Co. Ltd.	5,622,319	5,279,970
Qatar Islamic Bank (S.A.Q)	904,547	6,082,888
Qatar National Bank Q.P.S.C.	1,012,739	6,457,909

		48,351,297

Romania-0.52%
NEPI Rockcastle PLC	803,118	4,854,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Russia-0.00%
Mobile TeleSystems PJSC, ADR(e)	206,291	$0
X5 Retail Group N.V., GDR(a)(e)	51,546	0

		0

Saudi Arabia-10.88%
Advanced Petrochemical Co.	262,603	4,682,178
Al Rajhi Bank	90,078	4,210,170
Alinma Bank	436,540	4,812,359
Almarai Co. JSC	364,850	5,035,438
Arab National Bank	656,091	6,157,194
Bank Al-Jazira	572,324	4,795,289
Dar Al Arkan Real Estate Development Co.(b) .	1,465,195	4,202,231
Dr Sulaiman Al Habib Medical Services Group Co.	87,345	4,649,750
Etihad Etisalat Co.	551,771	6,336,691
Jarir Marketing Co.	88,432	4,523,122
Riyad Bank	369,852	4,019,298
Saudi Arabian Oil Co.(a)	668,850	7,992,268
Saudi Basic Industries Corp.	121,955	4,253,998
Saudi British Bank (The)	352,161	4,186,696
Saudi Cement Co.	464,158	7,152,696
Saudi Electricity Co.	477,150	3,447,794
Saudi National Bank (The)	216,059	4,518,617
Saudi Telecom Co.	144,638	4,442,160
Savola Group (The)	510,364	4,857,629
United Electronics Co.	101,508	3,480,305
Yanbu National Petrochemical Co., Class A	208,043	3,371,128

		101,127,011

South Africa-3.74%
Capitec Bank Holdings Ltd.(c)	32,299	4,500,252
Clicks Group Ltd.(c)	203,903	4,007,090
FirstRand Ltd.	831,569	3,576,284
Growthpoint Properties Ltd.(c)	4,444,603	3,967,931
Remgro Ltd.	422,145	3,789,892
Sanlam Ltd.	948,418	3,920,367
Shoprite Holdings Ltd.(c)	231,020	3,327,915
Tiger Brands Ltd.(c)	371,833	3,623,243
Vodacom Group Ltd.	426,426	4,082,018

		34,794,992

South Korea-8.76%
CJ Logistics Corp.(b)	34,668	3,357,819
GS Retail Co. Ltd.	181,927	4,140,230
Hyundai Department Store Co. Ltd.	61,071	3,639,221
Hyundai Motor Co.	28,631	4,160,145
Industrial Bank of Korea	503,020	4,456,281
KT&G Corp.	114,776	7,535,350
LG Uplus Corp.	387,643	4,291,449
Mirae Asset Securities Co. Ltd.	541,493	3,425,033
NH Investment & Securities Co. Ltd.	435,384	3,729,525
NongShim Co. Ltd.(c)	16,476	3,951,499
S-1 Corp.	90,730	4,951,500
Samsung Card Co. Ltd.	177,468	4,686,873
Samsung Electronics Co. Ltd.	85,459	4,540,788
Samsung Life Insurance Co. Ltd.	78,077	3,994,209
Samsung SDS Co. Ltd.	35,127	4,096,267
Samsung Securities Co. Ltd.	110,738	3,464,122
Shinhan Financial Group Co. Ltd.	136,378	4,530,382

	Shares	Value
South Korea-(continued)
SSANGYONG C&E Co. Ltd	697,905	$4,584,427
Yuhan Corp.	80,748	3,892,699

		81,427,819

Taiwan-24.49%
Asia Cement Corp.	2,940,000	4,775,265
Catcher Technology Co. Ltd.	756,000	3,696,751
Chang Hwa Commercial Bank Ltd.	11,060,267	6,899,061
Chicony Electronics Co. Ltd.	1,238,000	3,439,343
Chunghwa Telecom Co. Ltd.	2,085,222	9,221,659
Compal Electronics, Inc.	4,636,000	3,457,335
CTBC Financial Holding Co. Ltd.	5,192,053	5,118,264
E.Sun Financial Holding Co. Ltd.	7,225,891	8,276,596
Far Eastern New Century Corp.	4,069,000	4,120,128
Far EasTone Telecommunications Co. Ltd.	3,046,993	8,571,852
First Financial Holding Co. Ltd.	7,957,684	7,479,130
Formosa Chemicals & Fibre Corp.	1,795,095	4,833,223
Formosa Petrochemical Corp.	1,019,000	3,155,672
Formosa Taffeta Co. Ltd.	5,169,000	4,738,642
Highwealth Construction Corp.	3,112,300	4,946,991
Hotai Finance Co. Ltd.(b)	1,016,000	3,808,396
Hua Nan Financial Holdings Co. Ltd.	8,784,030	7,012,333
Inventec Corp.	5,214,000	4,464,413
Kings Town Bank Co. Ltd.	3,904,000	5,146,165
Lien Hwa Industrial Holdings Corp.	1,653,580	3,137,931
Lite-On Technology Corp.	1,469,000	3,218,397
Mega Financial Holding Co. Ltd.	4,773,777	6,698,144
Nan Ya Plastics Corp.	1,343,930	3,925,569
Pegatron Corp.	2,379,000	5,636,054
Powertech Technology, Inc.	1,096,000	3,448,288
President Chain Store Corp.	619,000	5,721,309
Quanta Computer, Inc.	1,348,000	3,796,538
Radiant Opto-Electronics Corp.	1,080,000	3,725,376
Shanghai Commercial & Savings Bank Ltd. (The)	2,674,000	4,388,272
SinoPac Financial Holdings Co. Ltd.	9,069,421	5,574,392
Synnex Technology International Corp.	1,513,264	3,959,424
Taichung Commercial Bank Co. Ltd.	14,049,000	7,071,375
Taishin Financial Holding Co. Ltd.	7,505,106	4,915,588
Taiwan Business Bank	15,488,154	6,676,731
Taiwan Cement Corp.	2,581,317	4,012,682
Taiwan Cooperative Financial Holding Co. Ltd.	7,232,068	6,970,064
Taiwan Fertilizer Co. Ltd.	1,529,000	3,867,895
Taiwan High Speed Rail Corp.	5,355,000	5,065,612
Taiwan Mobile Co. Ltd.	2,032,162	7,466,036
Taiwan Semiconductor Manufacturing Co. Ltd.	208,397	3,803,755
Tripod Technology Corp.	896,000	3,746,959
Uni-President Enterprises Corp.	2,369,181	5,466,796
Wistron Corp.	4,264,000	4,109,309
WPG Holdings Ltd.	2,028,937	3,727,415
Yuanta Financial Holding Co. Ltd.	4,844,010	4,253,740

		227,544,870

Thailand-11.06%
Advanced Info Service PCL, NVDR	628,436	3,926,216
Airports of Thailand PCL, NVDR(b)	1,935,476	3,736,153
B. Grimm Power PCL, NVDR	3,910,248	3,686,448
Bangkok Bank PCL, NVDR	1,002,881	3,790,673
Bangkok Dusit Medical Services PCL, NVDR	6,351,658	4,754,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Thailand-(continued)
Bangkok Expressway & Metro PCL, NVDR	16,316,842	$3,907,531
Berli Jucker PCL, NVDR	3,632,857	3,620,425
BTS Group Holdings PCL, NVDR	15,830,046	4,141,459
Bumrungrad Hospital PCL, NVDR	778,095	3,646,255
Charoen Pokphand Foods PCL, NVDR	6,019,408	4,220,391
CP ALL PCL, NVDR	2,140,478	4,037,311
Electricity Generating PCL, NVDR	1,060,914	5,134,929
Global Power Synergy PCL, NVDR	1,926,066	3,710,320
Home Product Center PCL, NVDR	8,009,896	3,483,308
Krung Thai Bank PCL, NVDR	9,774,357	4,317,351
Land & Houses PCL, NVDR	17,790,783	4,949,004
Osotspa PCL, NVDR	3,647,780	3,691,854
PTT Exploration & Production PCL, NVDR	893,113	3,915,730
PTT Global Chemical PCL, NVDR	2,561,700	3,718,141
PTT PCL, NVDR	3,722,916	4,055,682
Ratch Group PCL, NVDR	3,561,723	4,564,466
Siam Cement PCL (The), NVDR	447,124	4,814,034
Thai Beverage PCL	9,522,878	4,700,712
Tisco Financial Group PCL, NVDR	1,753,552	4,624,686
WHA Corp. PCL, NVDR	36,684,277	3,579,670

		102,726,943

United Arab Emirates-3.71%
Abu Dhabi Commercial Bank PJSC	1,477,391	4,084,103
Abu Dhabi Islamic Bank PJSC	1,797,899	4,288,781
Abu Dhabi National Oil Co. for Distribution PJSC	3,590,501	4,033,423

	Shares	Value
United Arab Emirates-(continued)
Aldar Properties PJSC	4,931,057	$7,547,257
Dubai Islamic Bank PJSC	3,439,909	6,027,923
Emirates NBD Bank PJSC	1,022,846	4,231,666
First Abu Dhabi Bank PJSC	696,255	4,242,603

		34,455,756

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.77% (Cost $906,298,427)		927,098,495

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.07%
Invesco Private Government Fund, 0.40%(f)(g)(h)	5,810,703	5,810,703
Invesco Private Prime Fund, 0.35%(f)(g)(h)	13,412,914	13,412,914

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,222,834)		19,223,617

TOTAL INVESTMENTS IN SECURITIES-101.84% (Cost $925,521,261)		946,322,112

OTHER ASSETS LESS LIABILITIES-(1.84)%		(17,124,344)

NET ASSETS-100.00%		$929,197,768

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

GDR-Global Depositary Receipt

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $19,397,209, which represented 2.09% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,266,939	$141,923,899	$(151,190,838)	$-	$-	$-	$1,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco S&P Emerging Markets Low Volatility ETF (EELV)–(continued)

April 30, 2022

(Unaudited)

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$1,823,421	$16,589,286	$(12,602,004)	$-	$-	$5,810,703	$2,579	*
Invesco Private Prime Fund	4,254,649	33,845,286	(24,685,300)	782	(2,503)	13,412,914	6,325	*

Total	$15,345,009	$192,358,471	$(188,478,142)	$782	$(2,503)	$19,223,617	$10,297

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Financials	40.20
Consumer Staples	12.47
Communication Services	9.54
Information Technology	7.17
Materials	6.74
Industrials	5.09
Utilities	5.04
Consumer Discretionary	4.16
Real Estate	4.08
Sector Types Each Less Than 3%	5.28
Money Market Funds Plus Other Assets Less Liabilities	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco S&P Emerging Markets Momentum ETF (EEMO)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Brazil-0.10%
Braskem S.A., Class A, Preference Shares	715	$5,807

Chile-0.19%
Cia Sud Americana de Vapores S.A.	89,756	10,143
Sociedad Quimica y Minera de Chile S.A., Class A	14	980

		11,123

China-4.98%
Bank of China Ltd., H Shares	237,000	93,300
Bank of Communications Co. Ltd., H Shares	65,000	45,315
China Coal Energy Co. Ltd., H Shares	6,000	5,116
China Railway Group Ltd., H Shares	13,000	9,071
China Resources Power Holdings Co. Ltd.	8,000	14,975
CITIC Ltd.	21,000	21,769
COSCO SHIPPING Holdings Co. Ltd., H Shares(a) .	10,398	16,282
Genscript Biotech Corp.(a)	4,000	11,167
Kunlun Energy Co. Ltd.	14,000	11,565
PetroChina Co. Ltd., H Shares	78,000	37,360
Shanghai Baosight Software Co. Ltd., B Shares.	1,088	3,986
Yankuang Energy Group Co. Ltd., H Shares	6,753	19,034

		288,940

Czech Rep-0.88%
CEZ A.S.	943	40,365
Komercni banka A.S.	317	10,340

		50,705

Greece-0.73%
Eurobank Ergasias Services and Holdings S.A.(a)	10,643	11,064
Hellenic Telecommunications Organization S.A.	899	17,071
National Bank of Greece S.A.(a)	1,957	7,764
Star Bulk Carriers Corp.	232	6,519

		42,418

India-28.73%
Aarti Industries Ltd.	661	7,596
ABB India Ltd.	175	4,754
ACC Ltd.	240	7,260
Adani Enterprises Ltd.	1,813	54,908
Adani Green Energy Ltd.(a)	1,340	50,111
Adani Total Gas Ltd.	1,811	57,671
Adani Transmission Ltd.(a)	1,806	65,431
Ambuja Cements Ltd.	2,166	10,469
Apollo Hospitals Enterprise Ltd.	308	17,762
Astral Ltd.	266	7,419
Avenue Supermarts Ltd.(a)(b)	433	22,123
Bajaj Finance Ltd.	700	60,309
Bajaj Finserv Ltd.	139	26,649
Bajaj Holdings & Investment Ltd.	103	6,921
Bharat Electronics Ltd.	3,616	11,119
Canara Bank(a)	1,244	3,677
Coforge Ltd.	99	5,351
Deepak Nitrite Ltd.	309	9,281
Grasim Industries Ltd.	1,386	30,420
Gujarat Gas Ltd..	607	3,807
Hindalco Industries Ltd.	6,470	40,247
Hindustan Aeronautics Ltd.(b)	267	5,532

	Shares	Value
India-(continued)
Hindustan Petroleum Corp. Ltd.	1,925	$6,770
ICICI Bank Ltd.	14,009	135,316
Indian Oil Corp. Ltd.	8,929	14,636
Indian Railway Catering & Tourism Corp. Ltd.	1,463	14,088
Infosys Ltd.	12,512	253,874
JSW Energy Ltd.	2,662	11,010
JSW Steel Ltd.	3,092	29,212
L&T Technology Services Ltd.(b)	96	5,069
Larsen & Toubro Infotech Ltd.(b)	128	7,981
Larsen & Toubro Ltd.	2,088	45,834
Macrotech Developers Ltd.(b)	303	3,942
Max Healthcare Institute Ltd.(a)	1,741	9,426
Mindtree Ltd.	338	15,327
Mphasis Ltd.	373	13,719
NTPC Ltd.	18,686	37,988
Oil & Natural Gas Corp. Ltd.	17,122	35,775
Page Industries Ltd.	17	10,055
Pidilite Industries Ltd.	514	16,156
Piramal Enterprises Ltd.	420	11,757
Polycab India Ltd.	206	6,650
Power Grid Corp. of India Ltd.	12,479	37,035
SBI Life Insurance Co. Ltd.(b)	1,342	19,305
Siemens Ltd.	251	7,406
SRF Ltd.	769	24,862
State Bank of India	7,621	48,909
Sun Pharmaceutical Industries Ltd.	3,290	39,818
Tata Elxsi Ltd.	222	22,198
Tata Motors Ltd.(a)	5,814	33,155
Tata Motors Ltd., Class A(a)	1,924	5,371
Tata Power Co. Ltd. (The)	10,971	34,619
Tata Steel Ltd.	2,720	44,812
Tech Mahindra Ltd.	2,045	33,411
Titan Co. Ltd.	1,525	48,689
Trent Ltd.	570	9,082
UltraTech Cement Ltd.	291	25,038
United Spirits Ltd.(a)	838	9,403
Vedanta Ltd.	5,454	28,903

		1,665,418

Indonesia-0.51%
PT Adaro Energy Tbk	57,500	13,190
PT Bank Aladin Syariah Tbk(a)	11,100	1,546
PT Bank Jago Tbk(a)	18,500	14,867

		29,603

Kuwait-3.79%
Agility Public Warehousing Co. KSC	3,792	15,373
Gulf Bank KSCP	6,891	7,668
Kuwait Finance House KSCP	29,156	93,656
National Bank of Kuwait SAKP	30,083	103,000

		219,697

Malaysia-1.05%
CIMB Group Holdings Bhd.	21,700	25,861
Petronas Chemicals Group Bhd.	8,200	19,250
Press Metal Aluminium Holdings Bhd.	11,500	15,770

		60,881

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Mexico-2.45%
America Movil S.A.B. de C.V., Series L	80,900	$78,726
Arca Continental S.A.B. de C.V.	1,500	9,517
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,100	16,926
Grupo Bimbo S.A.B. de C.V., Series A	5,500	16,951
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	8,300	14,068
Ternium S.A., ADR	132	5,663

		141,851

Peru-0.04%
Sociedad Minera Cerro Verde SAA	64	2,560

Philippines-0.27%
Converge Information and Communications Technology Solutions, Inc.(a)	6,700	3,681
International Container Terminal Services, Inc.	2,845	11,656

		15,337

Poland-1.12%
Bank Polska Kasa Opieki S.A.	1,003	21,992
LPP S.A.(c)	4	8,407
mBank S.A.(a)	61	4,064
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	2,990	21,894
Santander Bank Polska S.A.(c)	142	8,594

		64,951

Qatar-2.63%
Commercial Bank P.S.Q.C. (The)	8,779	18,536
Industries Qatar Q.S.C.	6,991	36,109
Qatar Aluminum Manufacturing Co.	16,078	10,596
Qatar National Bank Q.P.S.C.	13,704	87,386

		152,627

Russia-0.00%
Alrosa PJSC(d)	11,439	0
Gazprom PJSC(d)	43,562	0
Severstal PAO(d)	1,045	0

		0

Saudi Arabia-18.45%
Al Rajhi Bank	8,015	374,614
Alinma Bank	6,438	70,972
Arab National Bank	475	4,458
Bank AlBilad(a)	2,766	37,974
Bank Al-Jazira	2,011	16,849
Banque Saudi Fransi	1,938	27,969
Dr Sulaiman Al Habib Medical Services Group Co.	291	15,491
Emaar Economic City(a)	1,456	4,237
Mouwasat Medical Services Co.	125	7,976
National Industrialization Co.(a)	1,214	6,625
Rabigh Refining & Petrochemical Co.(a)	299	2,280
Riyad Bank	6,057	65,823
SABIC Agri-Nutrients Co.	962	41,613
Sahara International Petrochemical Co.	2,328	35,219
Saudi Arabian Mining Co.(a)	2,411	88,149
Saudi British Bank (The)	1,304	15,503
Saudi Kayan Petrochemical Co.(a)	1,913	9,572

	Shares	Value
Saudi Arabia-(continued)
Saudi National Bank (The)	11,482	$240,132
United Electronics Co.	110	3,772

		1,069,228

South Africa-4.92%
Capitec Bank Holdings Ltd.	348	48,487
Investec Ltd.	2,033	12,323
MTN Group Ltd.	11,257	119,316
Nedbank Group Ltd.	1,408	19,610
Pepkor Holdings Ltd.(b)	3,831	5,164
Rand Merchant Investment Holdings Ltd.	2,898	4,949
Sasol Ltd.(a)	2,047	50,050
Shoprite Holdings Ltd.	1,767	25,454

		285,353

South Korea-3.22%
BNK Financial Group, Inc.	1,015	6,277
DB Insurance Co. Ltd.	183	9,745
Ecopro BM Co. Ltd.	31	11,309
Industrial Bank of Korea	861	7,628
KB Financial Group, Inc.	1,241	57,352
KCC Corp.	14	3,720
L&F Co. Ltd.(a)	81	13,540
LG Innotek Co. Ltd.	42	11,422
Meritz Financial Group, Inc.	244	7,264
Meritz Fire & Marine Insurance Co. Ltd.	343	12,051
Meritz Securities Co. Ltd.	1,138	5,866
Samsung Engineering Co. Ltd.(a)	460	9,385
Woori Financial Group, Inc.	2,716	31,318

		186,877

Taiwan-18.42%
Advanced Energy Solution Holding Co. Ltd.	110	3,342
Asustek Computer, Inc.	1,798	21,667
Cathay Financial Holding Co. Ltd.	33,274	70,072
Chailease Holding Co. Ltd.	5,122	40,638
China Airlines Ltd.(a)	9,000	8,228
China Development Financial Holding Corp.	95,000	57,249
Chung Hung Steel Corp.	3,454	4,393
CTBC Financial Holding Co. Ltd.	88,000	86,749
E Ink Holdings, Inc.	5,054	28,973
E.Sun Financial Holding Co. Ltd.	55,000	62,998
Eclat Textile Co. Ltd.	624	10,169
Elite Material Co. Ltd.	826	6,071
eMemory Technology, Inc.	186	7,795
Evergreen Marine Corp. Taiwan Ltd.	12,460	60,410
First Financial Holding Co. Ltd.	42,000	39,474
Formosa Sumco Technology Corp.	357	2,314
Fubon Financial Holding Co. Ltd.	36,957	92,526
Gigabyte Technology Co. Ltd.	1,459	5,205
Hotai Finance Co. Ltd.(a)	526	1,972
Hua Nan Financial Holdings Co. Ltd.	39,000	31,134
Kinsus Interconnect Technology Corp.	1,000	5,635
Lien Hwa Industrial Holdings Corp.	5,000	9,488
Medigen Vaccine Biologics Corp.(a)	472	3,987
Medigen Vaccine Biologics Corp., Rts.(a)	12	12
Mega Financial Holding Co. Ltd.	50,000	70,156
momo.com, Inc.	135	3,569
Nan Ya Printed Circuit Board Corp.	694	9,216
Ruentex Development Co. Ltd.	8,463	22,154
Ruentex Industries Ltd.	2,016	7,746

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Taiwan-(continued)
Shin Kong Financial Holding Co. Ltd.	42,000	$13,885
SinoPac Financial Holdings Co. Ltd.	61,000	37,493
Synnex Technology International Corp.	5,374	14,061
TA Chen Stainless Pipe	5,000	7,430
Taichung Commercial Bank Co. Ltd.	12,000	6,040
Taishin Financial Holding Co. Ltd.	59,000	38,643
Taiwan Cooperative Financial Holding Co. Ltd.	52,000	50,116
Unimicron Technology Corp.	4,890	34,198
Wisdom Marine Lines Co. Ltd.	2,263	7,004
Yang Ming Marine Transport Corp.(a)	11,368	47,368
Yuanta Financial Holding Co. Ltd.	33,000	28,979
Yulon Finance Corp.	1,197	9,312

		1,067,871

Thailand-0.63%
Com7 PCL, NVDR	1,300	1,570
Gulf Energy Development PCL, NVDR	15,200	21,493
Land & Houses PCL, NVDR	11,900	3,310
Regional Container Lines PCL, NVDR	900	1,165
SCG Packaging PCL, NVDR	3,110	4,985
Thai Union Group PCL, NVDR	7,709	3,789

		36,312

Turkey-1.10%
Aksa Enerji Uretim A.S.(a)	1,366	1,531
Arcelik A.S.	757	3,432
Coca-Cola Icecek A.S.	225	1,857
Enka Insaat ve Sanayi A.S.	7,122	7,552
Eregli Demir ve Celik Fabrikalari TAS	5,706	12,754
Ford Otomotiv Sanayi A.S.	187	3,762
Iskenderun Demir ve Celik A.S.	689	1,259
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D(a)	2,192	2,237
Petkim Petrokimya Holding A.S.(a)	3,684	2,349
Sasa Polyester Sanayi A.S.(a)	650	2,774
Tofas Turk Otomobil Fabrikasi A.S.	566	2,997
Turk Hava Yollari AO(a)	3,227	8,874
Turkiye Petrol Rafinerileri A.S.(a)	371	5,775
Turkiye Sise ve Cam Fabrikalari A.S.	5,209	6,353

		63,506

United Arab Emirates-5.50%
Abu Dhabi Commercial Bank PJSC	10,832	29,944
Abu Dhabi Islamic Bank PJSC	5,555	13,251

	Shares	Value
United Arab Emirates-(continued)
Aldar Properties PJSC	9,679	$14,814
Emirates Telecommunications Group Co. PJSC .	17,679	168,461
First Abu Dhabi Bank PJSC	15,173	92,456

		318,926

United States-0.30%
JBS S.A.	2,300	17,579
Total Common Stocks & Other Equity Interests (Cost $5,663,197)		5,797,570

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(e)
India-0.00%
Britannia Industries Ltd., 8.00%, 08/28/2022 (Cost $214)	INR 15,360	203

	Shares

Money Market Funds-0.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(f)(g) (Cost $11,027)	11,027	11,027

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $5,674,438)		5,808,800

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-0.23%
Invesco Private Government Fund, 0.40%(f)(g)(h)	4,026	4,026
Invesco Private Prime Fund, 0.35%(f)(g)(h)	9,346	9,346

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,372)		13,372

TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $5,687,810)		5,822,172
OTHER ASSETS LESS LIABILITIES-(0.43)%		(25,190)

NET ASSETS-100.00%		$5,796,982

Investment Abbreviations:

ADR-American Depositary Receipt

INR-Indian Rupee

NVDR-Non-Voting Depositary Receipt

Rts.-Rights

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco S&P Emerging Markets Momentum ETF (EEMO)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $69,116, which represented 1.19% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,208	$373,968	$(374,149)	$-	$-	$11,027	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,674	611,019	(611,667)	-	-	4,026	8	*
Invesco Private Prime Fund	10,905	1,013,413	(1,014,933)	-	(39)	9,346	31	*

Total	$26,787	$1,998,400	$(2,000,749)	$-	$(39)	$24,399	$48

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Financials	49.23
Materials	10.49
Information Technology	8.90
Industrials	8.24
Utilities	6.69
Communication Services	6.68
Sector Types Each Less Than 3%	9.78
Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.39%
Australia-8.60%
APA Group	30,415	$245,478
Australia & New Zealand Banking Group Ltd.	9,675	184,706
Coles Group Ltd.	12,071	158,997
Dexus	24,576	192,607
GPT Group (The)	53,619	191,875
Medibank Pvt Ltd.	61,751	139,081
National Australia Bank Ltd.	8,226	188,313
Westpac Banking Corp.	14,023	234,973

		1,536,030

Austria-0.76%
Oesterreichische Post AG(a)	4,225	135,984

Belgium-0.65%
Solvay S.A., Class A	1,233	116,531

China-1.80%
BOC Hong Kong Holdings Ltd.	49,901	180,025
Wilmar International Ltd.	44,100	141,304

		321,329

Finland-2.55%
Elisa OYJ	2,503	146,294
Orion OYJ, Class B	4,231	165,530
Sampo OYJ, Class A	2,974	143,310

		455,134

France-5.14%
Bouygues S.A.(a)	6,233	214,156
Danone S.A.	2,294	137,909
ENGIE S.A.(a)	11,011	129,344
Orange S.A.	23,907	284,736
Sanofi(a)	1,444	151,983

		918,128

Germany-4.85%
BASF SE	2,941	156,402
Deutsche Telekom AG	8,374	154,246
E.ON SE	11,703	122,597
Evonik Industries AG	5,127	135,578
Talanx AG	2,825	119,118
Uniper SE	3,017	78,042
Vonovia SE	2,496	99,806

		865,789

Hong Kong-7.17%
CK Infrastructure Holdings Ltd.	33,298	224,062
CLP Holdings Ltd.	16,600	161,612
Hang Seng Bank Ltd.	8,192	144,665
HKT Trust & HKT Ltd.	210,733	302,062
Link REIT	21,585	186,138
Power Assets Holdings Ltd.	39,061	262,478

		1,281,017

Israel-3.96%
Amot Investments Ltd.	18,809	142,756
Bank Hapoalim BM	11,993	110,950
Bank Leumi Le-Israel BM	14,432	151,261

	Shares	Value
Israel-(continued)
First International Bank of Israel Ltd. (The)	3,794	$159,211
Mizrahi Tefahot Bank Ltd.	3,889	143,782

		707,960

Italy-5.12%
Assicurazioni Generali S.p.A.(a)	14,342	270,664
Snam S.p.A.	34,125	187,269
Terna Rete Elettrica Nazionale S.p.A.	20,810	169,504
UnipolSai Assicurazioni S.p.A.	102,339	286,494

		913,931

Japan-18.28%
Chubu Electric Power Co., Inc.	16,174	163,787
Chugoku Electric Power Co., Inc. (The)(a)	27,132	178,842
Daiwa House REIT Investment Corp.	51	123,997
Daiwa Office Investment Corp.	30	170,423
EXEO Group, Inc.	7,061	117,816
Japan Prime Realty Investment Corp.	52	158,033
Japan Real Estate Investment Corp.	28	135,553
Japan Tobacco, Inc.	12,293	210,657
KDDI Corp.	4,810	159,742
Kenedix Office Investment Corp.(a)	30	156,658
Kirin Holdings Co. Ltd.	9,100	133,858
Nippon Telegraph & Telephone Corp.	5,153	152,478
Nomura Real Estate Master Fund, Inc.	138	173,036
ORIX JREIT, Inc.	117	157,227
Sekisui House REIT, Inc.(a)	256	150,252
Seven Bank Ltd.	85,985	161,040
Softbank Corp.	19,549	227,552
Takeda Pharmaceutical Co. Ltd.	8,311	241,498
Teijin Ltd.	12,200	131,127
Tohoku Electric Power Co., Inc.(a)	28,953	161,347

		3,264,923

Netherlands-2.15%
Koninklijke KPN N.V.(a)	63,218	218,651
NN Group N.V.	3,377	165,009

		383,660

New Zealand-2.40%
Fletcher Building Ltd.	35,604	141,926
Spark New Zealand Ltd.	90,025	286,473

		428,399

Norway-1.96%
Gjensidige Forsikring ASA	5,316	114,863
Telenor ASA	16,631	236,246

		351,109

Singapore-13.66%
Ascendas REIT	62,446	128,766
CapitaLand Integrated Commercial Trust	163,799	274,477
Keppel Corp. Ltd.	39,300	194,633
Keppel REIT	252,068	221,529
Mapletree Commercial Trust	148,953	200,945
Mapletree Industrial Trust	105,354	198,313
Mapletree Logistics Trust	157,431	203,119
Oversea-Chinese Banking Corp. Ltd.	15,200	134,977
Singapore Exchange Ltd.	18,865	133,045
Singapore Technologies Engineering Ltd.	60,693	179,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Singapore-(continued)
Suntec REIT	209,520	$277,394
United Overseas Bank Ltd.	6,316	135,560
Venture Corp. Ltd.	12,785	157,622

		2,439,416

Spain-1.23%
Red Electrica Corp. S.A.	10,962	220,267

Sweden-2.35%
Tele2 AB, Class B(a)	13,522	178,959
Telia Co. AB	58,174	241,611

		420,570

Switzerland-4.58%
Holcim AG	3,236	158,613
Novartis AG	1,769	156,838
Swiss Life Holding AG	227	132,739
Swisscom AG	316	187,559
Zurich Insurance Group AG	401	182,784

		818,533

United Kingdom-9.89%
BAE Systems PLC	22,728	211,159
British American Tobacco PLC	7,834	329,689
Direct Line Insurance Group PLC	74,004	234,682
National Grid PLC	13,195	195,881
Phoenix Group Holdings PLC	29,934	225,482
Severn Trent PLC	3,653	143,629
Tesco PLC	33,899	114,982
Unilever PLC	3,158	146,456
United Utilities Group PLC	11,447	164,457

		1,766,417

	Shares	Value
United States-2.29%
GlaxoSmithKline PLC	9,419	$211,760
Swiss Re AG	2,398	197,087

		408,847

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.39% (Cost $18,491,342)		17,753,974

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.14%
Invesco Private Government Fund, 0.40%(b)(c)(d)	543,304	543,304
Invesco Private Prime Fund, 0.35%(b)(c)(d)	1,267,617	1,267,617

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,810,837)		1,810,921

TOTAL INVESTMENTS IN SECURITIES-109.53% (Cost $20,302,179)		19,564,895
OTHER ASSETS LESS LIABILITIES-(9.53)%		(1,701,619)

NET ASSETS-100.00%		$17,863,276

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2022.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$976,776	$(976,776)	$-	$-	$-	$9
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	419,898	1,731,970	(1,608,564)	-	-	543,304	237	*
Invesco Private Prime Fund	979,762	3,928,418	(3,640,339)	84	(308)	1,267,617	651	*

Total	$1,399,660	$6,637,164	$(6,225,679)	$84	$(308)	$1,810,921	$897

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Financials	23.93
Real Estate	19.83
Utilities	15.72
Communication Services	15.55
Consumer Staples	7.69
Industrials	6.69
Health Care	5.19
Materials	3.91
Information Technology	0.88
Money Market Funds Plus Other Assets Less Liabilities	0.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco S&P International Developed Low Volatility ETF (IDLV)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.70%
Australia-8.05%
APA Group	350,042	$2,825,176
ASX Ltd.	47,826	2,891,203
Australia & New Zealand Banking Group Ltd.	154,598	2,951,439
Bank of Queensland Ltd.	430,069	2,438,490
Brambles Ltd.	361,957	2,688,370
Coles Group Ltd.	220,122	2,899,398
Dexus	322,607	2,528,338
GPT Group (The)	678,095	2,426,549
Medibank Pvt Ltd.	1,170,949	2,637,309
National Australia Bank Ltd.	136,858	3,133,018
Ramsay Health Care Ltd.	57,496	3,266,709
Tabcorp Holdings Ltd.(a)	657,684	2,515,403
Telstra Corp. Ltd.	987,688	2,814,780
Transurban Group	295,209	2,968,090
Wesfarmers Ltd.	68,025	2,359,826
Westpac Banking Corp.(a)	161,590	2,707,640
Woolworths Group Ltd.	97,524	2,649,448

		46,701,186

Belgium-1.47%
Ackermans & van Haaren N.V.	16,091	2,868,717
Groupe Bruxelles Lambert S.A.	33,155	3,132,835
Warehouses De Pauw C.V.A.(a)	66,028	2,534,173

		8,535,725

Canada-23.65%
Algonquin Power & Utilities Corp.	219,953	3,201,069
AltaGas Ltd.	136,028	3,127,031
Bank of Montreal(a)	28,575	3,045,421
Bank of Nova Scotia (The)	52,160	3,320,070
BCE, Inc.	96,094	5,135,339
Canadian Apartment Properties REIT	71,083	2,798,714
Canadian Imperial Bank of Commerce	27,211	3,023,752
Canadian Utilities Ltd., Class A	136,539	4,125,923
CCL Industries, Inc., Class B(a)	58,665	2,570,969
CGI, Inc., Class A(b)	31,327	2,510,964
Choice Properties REIT	298,600	3,546,612
Dollarama, Inc.	50,836	2,840,818
Emera, Inc.(a)	109,187	5,299,378
Empire Co. Ltd., Class A	79,926	2,653,464
Enbridge, Inc.	75,263	3,301,314
Fortis, Inc.	98,379	4,811,761
George Weston Ltd.	23,185	2,899,281
Great-West Lifeco, Inc.	152,209	4,220,717
Hydro One Ltd.(c)	183,706	4,992,066
iA Financial Corp., Inc.	46,901	2,464,958
IGM Financial, Inc.	79,435	2,530,260
Intact Financial Corp.	24,445	3,437,468
Loblaw Cos. Ltd.	34,922	3,210,895
Manulife Financial Corp.	129,770	2,550,622
Metro, Inc.	62,024	3,426,716
National Bank of Canada	45,734	3,210,559
Open Text Corp.	62,611	2,520,509
Pembina Pipeline Corp.	68,227	2,594,980
Power Corp. of Canada	133,198	3,939,505
Quebecor, Inc., Class B	123,414	2,919,139
Restaurant Brands International, Inc.	42,309	2,429,527
RioCan REIT	170,335	3,198,654

	Shares	Value
Canada-(continued)
Rogers Communications, Inc., Class B	49,960	$2,735,574
Royal Bank of Canada	39,252	3,984,936
Saputo, Inc.	98,680	2,120,224
Sun Life Financial, Inc.(a)	72,367	3,618,775
TC Energy Corp.	55,135	2,931,359
TELUS Corp.	172,715	4,343,383
Thomson Reuters Corp.	28,821	2,896,420
TMX Group Ltd.	29,718	3,041,209
Toromont Industries Ltd.	27,419	2,426,208
Toronto-Dominion Bank (The)	43,799	3,179,930

		137,136,473

China-0.41%
Wilmar International Ltd.	740,936	2,374,087

Denmark-0.50%
Tryg A/S(a)	121,594	2,882,145

Finland-1.44%
Elisa OYJ	57,430	3,356,630
Kojamo OYJ	110,092	2,171,784
Sampo OYJ, Class A	57,948	2,792,369

		8,320,783

France-4.86%
Air Liquide S.A.	18,478	3,190,098
Bouygues S.A.(a)	77,297	2,655,798
Bureau Veritas S.A.	112,336	3,219,096
Danone S.A.(a)	44,185	2,656,291
ENGIE S.A.(a)	206,548	2,426,282
Legrand S.A.	28,669	2,530,677
L’Oreal S.A.(a)	6,167	2,243,559
Orange S.A.	298,670	3,557,211
Pernod Ricard S.A.	13,641	2,810,521
Sanofi(a)	27,414	2,885,352

		28,174,885

Germany-3.78%
Allianz SE	10,905	2,487,215
Beiersdorf AG	29,549	2,986,971
Brenntag SE	31,706	2,473,164
Deutsche Boerse AG	18,354	3,218,057
E.ON SE	227,219	2,380,268
Evonik Industries AG	103,833	2,745,750
Symrise AG	24,732	2,960,027
Talanx AG	62,721	2,644,668

		21,896,120

Hong Kong-5.52%
CK Hutchison Holdings Ltd.	359,179	2,514,865
CK Infrastructure Holdings Ltd.	432,090	2,907,536
CLP Holdings Ltd.	474,907	4,623,530
Hang Seng Bank Ltd.	143,688	2,537,437
HKT Trust & HKT Ltd.	2,716,881	3,894,349
Hong Kong & China Gas Co. Ltd. (The)	2,261,003	2,491,299
Link REIT	385,425	3,323,704
MTR Corp. Ltd.	725,330	3,849,978
Power Assets Holdings Ltd.	513,362	3,449,629
Sun Hung Kai Properties Ltd.	211,826	2,440,751

		32,033,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Ireland-0.47%
Kerry Group PLC, Class A	24,861	$2,746,448

Israel-2.19%
Bank Leumi Le-Israel BM	230,626	2,417,174
First International Bank of Israel Ltd. (The)(a)	62,705	2,631,340
Mivne Real Estate KD Ltd.	631,929	2,377,318
Mizrahi Tefahot Bank Ltd.	68,063	2,516,396
Strauss Group Ltd.(a)	103,199	2,753,220

		12,695,448

Italy-2.47%
Assicurazioni Generali S.p.A.(a)	157,802	2,978,060
Hera S.p.A.(a)	665,663	2,476,111
Snam S.p.A.	566,913	3,111,060
Terna Rete Elettrica Nazionale S.p.A.	334,672	2,726,012
UnipolSai Assicurazioni S.p.A.(a)	1,089,301	3,049,457

		14,340,700

Japan-14.11%
Advance Residence Investment Corp.	912	2,509,478
Chubu Electric Power Co., Inc.(a)	268,738	2,721,397
Daiwa House REIT Investment Corp.	925	2,248,958
Daiwa Office Investment Corp.	450	2,556,345
EXEO Group, Inc.	122,936	2,051,246
Ezaki Glico Co. Ltd.	79,310	2,282,939
GLP J-Reit	1,611	2,167,375
House Foods Group, Inc.	96,470	2,260,764
Japan Prime Realty Investment Corp.	856	2,601,464
Japan Real Estate Investment Corp.	488	2,362,490
Japan Tobacco, Inc.	168,130	2,881,134
Kao Corp.	62,186	2,504,952
KDDI Corp.	75,668	2,512,972
Kenedix Office Investment Corp.(a)	453	2,365,531
Kinden Corp.	181,778	2,153,415
Kirin Holdings Co. Ltd.	160,209	2,356,631
McDonald’s Holdings Co. Japan Ltd.(a)	98,024	3,896,446
MEIJI Holdings Co. Ltd.	43,744	2,187,819
Mitsubishi Estate Co. Ltd.	175,526	2,546,602
Mizuho Financial Group, Inc.	195,550	2,382,492
Nippon Building Fund, Inc.	450	2,335,263
Nippon Telegraph & Telephone Corp.	90,281	2,671,429
Nisshin Seifun Group, Inc.	192,876	2,567,006
Nissin Foods Holdings Co. Ltd.	33,644	2,350,094
ORIX JREIT, Inc.	1,765	2,371,838
Osaka Gas Co. Ltd.	136,850	2,476,947
Secom Co. Ltd.	36,744	2,596,450
Sekisui House REIT, Inc.(a)	4,194	2,461,545
Seven Bank Ltd.	1,157,079	2,167,081
Softbank Corp.	269,235	3,133,920
Takeda Pharmaceutical Co. Ltd.	90,696	2,635,417
Tohoku Electric Power Co., Inc.	396,854	2,211,551
Tokyo Gas Co. Ltd.	121,066	2,327,689

		81,856,680

Netherlands-1.91%
Koninklijke Ahold Delhaize N.V.(a)	85,323	2,520,452
Koninklijke DSM N.V.	15,527	2,600,617
Koninklijke KPN N.V.(a)	809,966	2,801,420
Wolters Kluwer N.V.	31,238	3,159,731

		11,082,220

	Shares	Value
New Zealand-0.50%
Spark New Zealand Ltd.	910,709	$2,898,012

Norway-1.48%
Gjensidige Forsikring ASA	127,501	2,754,908
Orkla ASA	366,234	3,001,715
Telenor ASA	199,762	2,837,655

		8,594,278

Singapore-10.58%
Ascendas REIT	1,710,692	3,527,510
CapitaLand Integrated Commercial Trust	1,846,165	3,093,609
City Developments Ltd.	510,274	3,129,074
DBS Group Holdings Ltd.	119,319	2,894,337
Genting Singapore Ltd.	4,685,280	2,728,700
Jardine Cycle & Carriage Ltd.	142,304	2,970,474
Keppel Corp. Ltd.	588,528	2,914,679
Keppel REIT	2,897,954	2,546,852
Mapletree Commercial Trust	2,189,674	2,953,975
Mapletree Industrial Trust(a)	1,827,249	3,439,521
Mapletree Logistics Trust	2,309,501	2,979,740
Oversea-Chinese Banking Corp. Ltd.	351,299	3,119,564
SATS Ltd.(b)	877,294	2,873,761
Singapore Exchange Ltd.	426,220	3,005,905
Singapore Technologies Engineering Ltd.	1,191,170	3,513,784
Singapore Telecommunications Ltd.	1,596,114	3,177,213
Suntec REIT	2,301,383	3,046,922
United Overseas Bank Ltd.	144,548	3,102,426
UOL Group Ltd.	654,014	3,440,869
Venture Corp. Ltd.	235,839	2,907,588

		61,366,503

Spain-0.51%
Red Electrica Corp. S.A.(a)	146,393	2,941,568

Sweden-3.09%
AAK AB	165,405	2,879,590
Axfood AB(a)	120,424	3,572,225
Essity AB, Class B	105,068	2,800,140
Swedbank AB, Class A	164,729	2,606,341
Tele2 AB, Class B(a)	192,387	2,546,176
Telia Co. AB	847,690	3,520,670

		17,925,142

Switzerland-5.35%
Chocoladefabriken Lindt & Spruengli AG, PC	228	2,556,496
EMS-Chemie Holding AG(a)	2,695	2,411,117
Geberit AG	4,496	2,571,026
Givaudan S.A.(a)	670	2,668,220
Holcim AG	51,608	2,529,580
Novartis AG	39,557	3,507,077
Roche Holding AG	7,314	2,714,722
SGS S.A	1,188	3,057,401
Swiss Life Holding AG	4,492	2,626,715
Swisscom AG(a)	5,470	3,246,663
Zurich Insurance Group AG	6,882	3,136,959

		31,025,976

United Kingdom-4.80%
BAE Systems PLC	255,372	2,372,586
Bunzl PLC	67,187	2,598,101
Diageo PLC	61,133	3,024,754
National Grid PLC	201,489	2,991,128
RELX PLC	108,601	3,238,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
United Kingdom-(continued)
Segro PLC	147,302	$2,461,244
Severn Trent PLC(a)	77,416	3,043,856
Tesco PLC	785,379	2,663,925
Unilever PLC	54,264	2,516,548
United Utilities Group PLC	203,347	2,921,451

		27,831,980

United States-2.56%
Ferguson PLC	17,078	2,150,427
GlaxoSmithKline PLC	144,219	3,242,357
Nestle S.A.	30,047	3,887,625
Swiss Re AG	28,749	2,362,832
Waste Connections, Inc.	23,208	3,218,304

		14,861,545

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.70% (Cost $584,864,207)		578,220,982

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.62%
Invesco Private Government Fund, 0.40%(d)(e)(f)	18,490,515	$18,490,515
Invesco Private Prime Fund, 0.35%(d)(e)(f)	43,125,191	43,125,191

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,612,724)		61,615,706

TOTAL INVESTMENTS IN SECURITIES-110.32% (Cost $646,476,931)		639,836,688
OTHER ASSETS LESS LIABILITIES-(10.32)%		(59,869,536)

NET ASSETS-100.00%		$579,967,152

Investment Abbreviations:

PC-Participation Certificate

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2022.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$45,037,215	$(45,037,215)	$-	$-	$-	$644
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,037,629	77,878,965	(75,426,079)	-	-	18,490,515	8,570	*
Invesco Private Prime Fund	37,421,121	156,078,863	(150,365,057)	2,982	(12,718)	43,125,191	24,072	*

Total	$53,458,750	$278,995,043	$(270,828,351)	$2,982	$(12,718)	$61,615,706	$33,286

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco S&P International Developed Low Volatility ETF (IDLV)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Financials	21.69
Consumer Staples	15.04
Real Estate	14.57
Utilities	13.21
Industrials	12.50
Communication Services	10.02
Materials	3.74
Health Care	3.15
Sector Types Each Less Than 3%	5.78
Money Market Funds Plus Other Assets Less Liabilities	0.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco S&P International Developed Momentum ETF (IDMO)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.47%
Australia-2.83%
Computershare Ltd.	529	$9,327
Glencore PLC	10,792	66,420
IGO Ltd.	803	7,444
Lynas Rare Earths Ltd.(a)	820	5,185
Macquarie Group Ltd.	383	55,203
Mineral Resources Ltd.	145	5,940
Pilbara Minerals Ltd.(a)	4,682	9,069
South32 Ltd.	4,545	15,235
Telstra Corp. Ltd.	3,930	11,200

		185,023

Austria-0.42%
BAWAG Group AG(b)	84	3,984
Erste Group Bank AG	446	13,777
OMV AG	152	7,761
Raiffeisen Bank International AG(c)	151	1,696

		27,218

Belgium-0.32%
Ackermans & van Haaren N.V.	25	4,457
D’Ieteren Group	39	6,318
Shurgard Self Storage S.A.(c)	22	1,269
Sofina S.A.	13	3,994
Warehouses De Pauw C.V.A.	127	4,874

		20,912

Canada-26.86%
AltaGas Ltd.	358	8,230
Bank of Montreal	1,122	119,579
Bank of Nova Scotia (The)	1,805	114,891
BCE, Inc.	462	24,690
Brookfield Asset Management, Inc., Class A	1,470	73,704
Canadian Imperial Bank of Commerce	834	92,676
Canadian Natural Resources Ltd.	2,151	133,818
Canadian Utilities Ltd., Class A	111	3,354
Cenovus Energy, Inc.	2,104	39,099
Constellation Software, Inc.	19	30,058
Dollarama, Inc.	257	14,362
Emera, Inc.	263	12,765
Enbridge, Inc.	2,494	109,396
Fairfax Financial Holdings Ltd.	22	12,151
Fortis, Inc.	493	24,113
George Weston Ltd.	98	12,255
Gildan Activewear, Inc.	194	6,608
Great-West Lifeco, Inc.	484	13,421
iA Financial Corp., Inc.	137	7,200
IGM Financial, Inc..	86	2,739
Imperial Oil Ltd.	366	18,523
Intact Financial Corp.	167	23,484
Ivanhoe Mines Ltd., Class A(a)	543	4,376
Keyera Corp.	172	4,289
Loblaw Cos. Ltd.	292	26,848
Metro, Inc.	220	12,155
National Bank of Canada	509	35,732
Nutrien Ltd.	536	52,944
Onex Corp.	66	3,986
Power Corp. of Canada	987	29,192
RioCan REIT	172	3,230

	Shares	Value
Canada-(continued)
Royal Bank of Canada	2,618	$265,784
Sun Life Financial, Inc.	669	33,454
Suncor Energy, Inc.	1,573	56,837
TC Energy Corp.	882	46,893
Teck Resources Ltd., Class B	387	15,346
TELUS Corp.	420	10,562
Thomson Reuters Corp.	148	14,873
Toronto-Dominion Bank (The)	2,819	204,667
Tourmaline Oil Corp.	563	29,144
WSP Global, Inc.	67	7,854

		1,755,282

China-0.25%
BOC Hong Kong Holdings Ltd.	3,443	12,421
Wharf Holdings Ltd. (The)	1,345	3,916

		16,337

Denmark-4.10%
AP Moller—Maersk A/S, Class A	4	11,226
AP Moller—Maersk A/S, Class B	7	20,085
DSV A/S	171	27,932
Novo Nordisk A/S, Class B	1,827	208,955

		268,198

Finland-1.35%
Kesko OYJ, Class B	214	5,399
Nordea Bank Abp	5,923	59,152
Sampo OYJ, Class A	490	23,612

		88,163

France-11.63%
AXA S.A.	3,199	84,696
BNP Paribas S.A.	1,415	72,570
Bollore SE	836	3,882
Capgemini SE	224	45,568
Christian Dior SE	4	2,439
Cie de Saint-Gobain	533	31,017
Cie Generale des Etablissements Michelin S.C.A.	149	18,420
Credit Agricole S.A.	1,541	16,540
EssilorLuxottica S.A.	307	52,081
Hermes International	39	47,986
LVMH Moet Hennessy Louis Vuitton SE(c)	260	166,373
Publicis Groupe S.A.	245	14,665
Societe Generale S.A.	1,410	33,500
TotalEnergies SE	2,827	139,291
Veolia Environnement S.A.	761	21,934
Vivendi SE(c)	792	9,082

		760,044

Germany-2.65%
Bayerische Motoren Werke AG, Preference Shares	52	3,876
Deutsche Post AG	784	33,844
E.ON SE	2,893	30,306
Hannover Rueck SE	66	10,367
Hapag-Lloyd AG(b)	11	4,405
Mercedes-Benz Group AG	749	53,020
Merck KGaA	118	21,883
Porsche Automobil Holding SE, Preference Shares .	117	9,817

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Germany-(continued)
Talanx AG	65	$2,741
Uniper SE	112	2,897

		173,156

Hong Kong-0.26%
Orient Overseas International Ltd.	314	8,656
Power Assets Holdings Ltd.	1,196	8,037

		16,693

Israel-1.82%
Airport City Ltd.(a)	110	2,453
Alony Hetz Properties & Investments Ltd.	189	3,084
Amot Investments Ltd.	286	2,171
Azrieli Group Ltd.	42	3,600
Bank Hapoalim BM	1,339	12,387
Bank Leumi Le-Israel BM	2,554	26,768
Bezeq The Israeli Telecommunication Corp. Ltd.(a) .	2,965	4,701
Big Shopping Centers Ltd.	15	2,274
Clal Insurance Enterprises Holdings Ltd.(a)	89	1,967
First International Bank of Israel Ltd. (The)	109	4,574
Fox Wizel Ltd.	14	2,041
ICL Group Ltd.	903	10,004
Israel Corp. Ltd. (The)(a)	6	3,399
Israel Discount Bank Ltd., Class A	1,767	10,427
Melisron Ltd.(a)	28	2,271
Mivne Real Estate KD Ltd.	1,341	5,045
Mizrahi Tefahot Bank Ltd.	257	9,502
Nova Ltd.(a)	23	2,201
Phoenix Holdings Ltd. (The)	187	2,343
ZIM Integrated Shipping Services Ltd.	141	7,844

		119,056

Italy-2.78%
A2A S.p.A.	1,239	2,112
Assicurazioni Generali S.p.A.	1,612	30,422
Banca Mediolanum S.p.A.	224	1,613
Eni S.p.A.	3,928	55,118
Hera S.p.A.	723	2,689
Intesa Sanpaolo S.p.A.	22,699	45,649
Mediobanca Banca di Credito Finanziario S.p.A.	802	7,974
Pirelli & C S.p.A.(b)	431	2,114
Poste Italiane S.p.A.(b)	570	5,534
UniCredit S.p.A.(c)	2,954	26,941
UnipolSai Assicurazioni S.p.A.(c)	424	1,187

		181,353

Japan-12.05%
AGC, Inc.	219	8,239
Aozora Bank Ltd.	109	2,182
BayCurrent Consulting, Inc.	19	6,291
Bridgestone Corp.	479	17,561
Dai Nippon Printing Co. Ltd.	286	5,987
Dai-ichi Life Holdings, Inc.	1,295	26,033
Daiwa Securities Group, Inc.	1,598	7,831
Denso Corp.	434	26,529
Ebara Corp.	72	3,331
Hitachi Transport System Ltd.	45	2,966
Inpex Corp.	1,342	15,869
JFE Holdings, Inc.	476	5,870
Kawasaki Kisen Kaisha Ltd.	143	7,425
Lasertec Corp.	64	8,663

	Shares	Value
Japan-(continued)
Marubeni Corp.(c)	2,204	$24,199
Mitsubishi Corp.	1,756	59,023
Mitsubishi UFJ Financial Group, Inc.	14,111	82,154
Mitsui & Co. Ltd.	1,650	40,117
Mitsui OSK Lines Ltd.	663	15,459
MS&AD Insurance Group Holdings, Inc.	450	13,480
Nippon Steel Corp.	768	12,268
Nippon Yusen K.K.	311	22,353
NTT Data Corp.	557	10,282
ORIX Corp.	1,130	20,648
Resona Holdings, Inc.(c)	2,184	9,493
Seven & i Holdings Co. Ltd.	705	31,114
Shinko Electric Industries Co. Ltd.	77	3,350
Shinsei Bank Ltd.(a)	111	1,948
Sojitz Corp.	211	3,230
Tokio Marine Holdings, Inc.	635	34,325
Toppan, Inc.	320	5,301
Toyota Motor Corp.	14,889	254,129

		787,650

Netherlands-4.46%
ING Groep N.V.(c)	5,983	55,990
NN Group N.V.	433	21,158
Shell PLC	6,927	187,196
Wolters Kluwer N.V.	267	27,007

		291,351

Norway-1.33%
DNB Bank ASA	880	17,294
Equinor ASA	1,174	40,277
Kongsberg Gruppen ASA	123	5,323
Nordic Semiconductor ASA(a)	175	3,519
Norsk Hydro ASA	1,563	13,265
SpareBank 1 SR-Bank ASA, Class B	223	2,863
Storebrand ASA	511	4,492

		87,033

Portugal-0.11%
Jeronimo Martins SGPS S.A.	359	7,448
Singapore-1.95%
DBS Group Holdings Ltd.	2,303	55,864
Kenon Holdings Ltd.	47	2,682
Oversea-Chinese Banking Corp. Ltd.	3,543	31,462
United Overseas Bank Ltd.	1,750	37,560

		127,568

Spain-0.92%
Banco Bilbao Vizcaya Argentaria S.A.	5,805	30,546
Naturgy Energy Group S.A.	384	11,505
Repsol S.A.	1,215	18,230

		60,281

Sweden-1.69%
AddTech AB, Class B	199	3,519
Alfa Laval AB(c)	265	7,375
Fastighets AB Balder, Class B(a)	95	4,723
Getinge AB, Class B(c)	262	7,617
Investment AB Latour, Class B	141	3,744
Investor AB, Class A(c)	572	11,964
Investor AB, Class B	1,549	29,838
Lundin Energy AB(c)	204	8,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Sweden-(continued)
Sagax AB, Class B	173	$4,379
Samhallsbyggnadsbolaget i Norden AB, Class B(c)	1,853	5,750
Skandinaviska Enskilda Banken AB, Class A(c)	1,559	17,479
SSAB AB, Class A	188	1,200
SSAB AB, Class B	495	2,924
Vitrolife AB	64	1,630

		110,604

Switzerland-3.84%
Chocoladefabriken Lindt & Spruengli AG, PC	2	22,426
Cie Financiere Richemont S.A.	548	63,839
Sika AG	120	36,568
Sonova Holding AG, Class A	51	18,403
Straumann Holding AG	110	12,999
Swiss Life Holding AG	45	26,314
Zurich Insurance Group AG	154	70,196

		250,745

United Kingdom-9.35%
Ashtead Group PLC	391	20,184
Aviva PLC	3,459	18,543
BAE Systems PLC	3,057	28,402
Barclays PLC	14,334	26,151
BT Group PLC	8,041	17,767
CNH Industrial N.V.	795	11,348
Diageo PLC	2,211	109,396
HSBC Holdings PLC	19,547	121,820
Lloyds Banking Group PLC	77,057	43,376
National Grid PLC	4,308	63,953
NatWest Group PLC	6,331	16,995
RELX PLC	1,835	54,718
Segro PLC	1,265	21,137
Severn Trent PLC	236	9,279
St James’s Place PLC	450	7,167

	Shares	Value
United Kingdom-(continued)
Tesco PLC	6,837	$23,190
WPP PLC	1,392	17,239

		610,665

United States-8.50%
Ferguson PLC	244	30,724
GlaxoSmithKline PLC	4,463	100,338
Nestle S.A.	2,588	334,848
Stellantis N.V.	1,841	24,526
Swiss Re AG	307	25,232
Tenaris S.A.	461	7,029
Waste Connections, Inc.	237	32,865

		555,562

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.47% (Cost $6,798,798)		6,500,342

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-5.75%
Invesco Private Government Fund, 0.40%(d)(e)(f)	112,108	112,108
Invesco Private Prime Fund, 0.35%(d)(e)(f)	263,537	263,537

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $375,645)		375,645

TOTAL INVESTMENTS IN SECURITIES-105.22% (Cost $7,174,443)		6,875,987
OTHER ASSETS LESS LIABILITIES-(5.22)%		(341,227)

NET ASSETS-100.00%		$6,534,760

Investment Abbreviations:

PC-Participation Certificate

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $16,037, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$118,890	$(118,890)	$-	$-	$-	$2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco S&P International Developed Momentum ETF (IDMO)–(continued)

April 30, 2022

(Unaudited)

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$325,717	$1,085,649	$(1,299,258)	$-	$-	$112,108	$46	*
Invesco Private Prime Fund	760,007	1,770,549	(2,266,962)	-	(57)	263,537	148	*

Total	$1,085,724	$2,975,088	$(3,685,110)	$-	$(57)	$375,645	$196

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Financials	38.02
Energy	14.04
Consumer Discretionary	11.82
Industrials	9.20
Consumer Staples	8.95
Health Care	5.69
Materials	4.09
Utilities	3.12
Sector Types Each Less Than 3%	4.54
Money Market Funds Plus Other Assets Less Liabilities	0.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

(This Page Intentionally Left Blank)

33

Statements of Assets and Liabilities

April 30, 2022

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)	Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Assets:
Unaffiliated investments in securities, at value(a)	$6,333,425	$927,098,495	$5,797,773	$17,753,974
Affiliated investments in securities, at value	388,538	19,223,617	24,399	1,810,921
Cash	346	-	26	-
Foreign currencies, at value	7,050	896,688	2,932	3,302
Deposits with brokers:
Cash segregated as collateral	-	171,272	-	-
Receivable for:
Dividends	32,523	2,597,116	4,759	118,796
Securities lending	212	10,481	9	1,567
Investments sold	1	-	3,959	-
Fund shares sold	-	195,941	-	-
Foreign tax reclaims	94,227	8,831	-	24,817

Total assets	6,856,322	950,202,441	5,833,857	19,713,377

Liabilities:
Due to custodian	-	859,490	-	34,733
Payable for:
Investments purchased	17,343	513,740	7,616	10
Collateral upon return of securities loaned	385,456	19,222,834	13,372	1,810,837
Collateral upon receipt of securities in-kind	-	171,272	-	-
Accrued unitary management fees	2,473	237,337	1,626	4,521
Accrued tax expenses	-	-	14,261	-
Other payables	-	-	-	-

Total liabilities	405,272	21,004,673	36,875	1,850,101

Net Assets	$6,451,050	$929,197,768	$5,796,982	$17,863,276

Net assets consist of:
Shares of beneficial interest	$22,907,710	$1,006,754,568	$7,388,283	$21,262,815
Distributable earnings (loss)	(16,456,660)	(77,556,800)	(1,591,301)	(3,399,539)

Net Assets	$6,451,050	$929,197,768	$5,796,982	$17,863,276

Shares outstanding (unlimited amount authorized, $0.01 par value)	250,001	36,800,000	350,000	700,001
Net asset value	$25.80	$25.25	$16.56	$25.52

Market price	$25.72	$25.24	$16.43	$25.52

Unaffiliated investments in securities, at cost	$6,934,835	$906,298,427	$5,663,411	$18,491,342

Affiliated investments in securities, at cost	$388,507	$19,222,834	$24,399	$1,810,837

Foreign currencies, at cost	$7,166	$896,882	$2,924	$3,296

(a) Includes securities on loan with an aggregate value of:	$349,859	$17,980,865	$12,539	$1,680,265

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)

$578,220,982	$6,500,342
61,615,706	375,645
-	-
223,627	2,801

-	-

2,205,699	29,352
32,393	115
-	2,016
-	-
971,973	10,035

643,270,380	6,920,306

1,531,385	8,089

1,110	10
61,612,724	375,645
-	-
152,343	1,507
-	-
5,666	295

63,303,228	385,546

$579,967,152	$6,534,760

$763,737,252	$9,076,716
(183,770,100)	(2,541,956)

$579,967,152	$6,534,760

19,250,000	200,000
$30.13	$32.67

$30.02	$32.54

$584,864,207	$6,798,798

$61,612,724	$375,645

$223,353	$2,808

$57,545,551	$350,930

35

Statements of Operations

For the six months ended April 30, 2022

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	Invesco S&P Emerging Markets Low Volatility ETF (EELV)	Invesco S&P Emerging Markets Momentum ETF (EEMO)		Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)
Investment income:
Unaffiliated interest income	$-	$-	$8		$-
Unaffiliated dividend income	114,155	11,036,786	65,533		385,198
Affiliated dividend income	5	1,393	9		9
Non-cash dividend income	157	-	4,352		2,457
Securities lending income	1,022	26,318	148		3,877
Foreign withholding tax	(13,840)	(716,206)	(4,225)		(40,808)

Total investment income	101,499	10,348,291	65,825		350,733

Expenses:
Unitary management fees	15,912	759,200	8,753		27,631

Less: Waivers	-	(75)	(1)		(1)

Net expenses	15,912	759,125	8,752		27,630

Net investment income	85,587	9,589,166	57,073		323,103

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(43,496)	5,632,433	(238,428	)(a)	(338,526)
Affiliated investment securities	(193)	(2,503)	(39)		(308)
In-kind redemptions	-	171,414	-		646,992
Foreign currencies	(143)	(651,676)	883		(1,680)

Net realized gain (loss)	(43,832)	5,149,668	(237,584)		306,478

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,029,973)	(13,321,349)	(231,388	)(b)	(1,176,998)
Affiliated investment securities	31	782	-		84
Foreign currencies	(11,563)	2,337	(119)		(4,879)

Change in net unrealized appreciation (depreciation)	(1,041,505)	(13,318,230)	(231,507)		(1,181,793)

Net realized and unrealized gain (loss)	(1,085,337)	(8,168,562)	(469,091)		(875,315)

Net increase (decrease) in net assets resulting from operations	$(999,750)	$1,420,604	$(412,018)		$(552,212)

(a) Net of foreign taxes of $228.

(b) Net of foreign taxes of $1,850.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco S&P International Developed Low Volatility ETF (IDLV)	Invesco S&P International Developed Momentum ETF (IDMO)

$-	$-
11,876,461	126,947
644	2
-	29,421
108,640	508
(1,432,497)	(15,665)

10,553,248	141,213

854,950	11,353

(55)	-

854,895	11,353

9,698,353	129,860

3,632,980	(500,227)
(12,718)	(57)
11,975,348	713,508
230,572	(3,246)

15,826,182	209,978

(43,014,947)	(1,324,631)
2,982	-
(151,625)	(1,390)

(43,163,590)	(1,326,021)

(27,337,408)	(1,116,043)

$(17,639,055)	$(986,183)

37

Statements of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco FTSE International Low Beta Equal Weight ETF (IDLB)		Invesco S&P Emerging Markets Low Volatility ETF (EELV)
	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net investment income	$85,587	$194,278	$9,589,166	$9,747,834
Net realized gain (loss)	(43,832)	961,992	5,149,668	29,466,019
Change in net unrealized appreciation (depreciation)	(1,041,505)	550,351	(13,318,230)	36,093,653

Net increase (decrease) in net assets resulting from operations	(999,750)	1,706,621	1,420,604	75,307,506

Distributions to Shareholders from:
Distributable earnings	(178,290)	(179,259)	(12,146,672)	(8,893,471)

Shareholder Transactions:
Proceeds from shares sold	-	-	586,438,809	91,924,916
Value of shares repurchased	-	(3,036,730)	(7,506,823)	(67,022,264)
Transaction fees	-	797	293,563	174,854

Net increase (decrease) in net assets resulting from share transactions	-	(3,035,933)	579,225,549	25,077,506

Net increase (decrease) in net assets	(1,178,040)	(1,508,571)	568,499,481	91,491,541

Net assets:
Beginning of period	7,629,090	9,137,661	360,698,287	269,206,746

End of period	$6,451,050	$7,629,090	$929,197,768	$360,698,287

Changes in Shares Outstanding:
Shares sold	-	-	22,700,000	3,800,000
Shares repurchased	-	(100,000)	(300,000)	(2,900,000)
Shares outstanding, beginning of period	250,001	350,001	14,400,000	13,500,000

Shares outstanding, end of period	250,001	250,001	36,800,000	14,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco S&P Emerging Markets Momentum ETF (EEMO)		Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)		Invesco S&P International Developed Low Volatility ETF (IDLV)		Invesco S&P International Developed Momentum ETF (IDMO)
Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021

$57,073	$124,900	$323,103	$861,750	$9,698,353	$20,562,798	$129,860	$168,830
(237,584)	1,652,108	306,478	1,474,075	15,826,182	53,277,588	209,978	(1,550,235)
(231,507)	(810,634)	(1,181,793)	1,545,952	(43,163,590)	55,625,445	(1,326,021)	11,574,198

(412,018)	966,374	(552,212)	3,881,777	(17,639,055)	129,465,831	(986,183)	10,192,793

(54,485)	(88,036)	(439,923)	(759,011)	(11,757,840)	(17,849,945)	(101,462)	(142,128)

-	11,284,355	3,969,218	13,362,729	66,770,643	217,888,889	-	14,379,315
-	(11,675,073)	(3,967,240)	(13,272,460)	(158,100,382)	(403,375,226)	(9,078,965)	(305,965,211)
-	5,550	-	-	-	-	-	-

-	(385,168)	1,978	90,269	(91,329,739)	(185,486,337)	(9,078,965)	(291,585,896)

(466,503)	493,170	(990,157)	3,213,035	(120,726,634)	(73,870,451)	(10,166,610)	(281,535,231)

6,263,485	5,770,315	18,853,433	15,640,398	700,693,786	774,564,237	16,701,370	298,236,601

$5,796,982	$6,263,485	$17,863,276	$18,853,433	$579,967,152	$700,693,786	$6,534,760	$16,701,370

-	600,000	150,000	500,000	2,200,000	6,950,000	-	400,000
-	(600,000)	(150,000)	(500,000)	(5,100,000)	(13,100,000)	(250,000)	(10,250,000)
350,000	350,000	700,001	700,001	22,150,000	28,300,000	450,000	10,300,000

350,000	350,000	700,001	700,001	19,250,000	22,150,000	200,000	450,000

39

Financial Highlights

Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$30.52		$26.11	$28.22	$26.98		$29.47	$25.09

Net investment income(a)	0.34		0.72	0.47	0.68		0.67	0.64
Net realized and unrealized gain (loss) on investments	(4.35)		4.35	(2.05)	1.43		(2.30)	4.45

Total from investment operations	(4.01)		5.07	(1.58)	2.11		(1.63)	5.09

Distributions to shareholders from:
Net investment income	(0.71)		(0.66)	(0.55)	(0.87)		(0.86)	(0.71)

Transaction fees(a)	-		0.00 (b)	0.02	-		-	-

Net asset value at end of period	$25.80		$30.52	$26.11	$28.22		$26.98	$29.47

Market price at end of period(c)	$25.72		$30.55	$26.04	$28.02		$26.86	$29.44

Net Asset Value Total Return(d)	(13.35)%		19.43%	(5.44)%	7.94%		(5.81)%	20.63%
Market Price Total Return(d)	(13.71)%		19.87%	(5.02)%	7.65%		(6.12)%	19.98%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,451		$7,629	$9,138	$53,615		$109,258	$134,104
Ratio to average net assets of:
Expenses	0.45	%(e)	0.45%	0.45%	0.46	%(f)	0.45%	0.45%
Net investment income	2.42	%(e)	2.36%	1.75%	2.48	%(f)	2.23%	2.38%
Portfolio turnover rate(g)	32%		43%	38%	53%		50%	39%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights–(continued)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$25.05		$19.94	$23.23	$23.02	$24.59	$22.27

Net investment income(a)	0.46		0.74	0.72	0.74	1.04	0.63
Net realized and unrealized gain (loss) on investments	0.36		5.03	(3.33)	0.58	(1.68)	2.29

Total from investment operations	0.82		5.77	(2.61)	1.32	(0.64)	2.92

Distributions to shareholders from:
Net investment income	(0.63)		(0.67)	(0.72)	(1.12)	(1.01)	(0.61)

Transaction fees(a)	0.01		0.01	0.04	0.01	0.08	0.01

Net asset value at end of period	$25.25		$25.05	$19.94	$23.23	$23.02	$24.59

Market price at end of period(b)	$25.24		$25.08	$19.82	$23.12	$23.03	$24.63

Net Asset Value Total Return(c)	3.40%		29.21%	(10.92)%	5.87%	(2.54)%	13.30%
Market Price Total Return(c)	3.22%		30.16%	(11.03)%	5.32%	(2.60)%	14.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$929,198		$360,698	$269,207	$335,632	$246,270	$277,832
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Expenses, prior to Waivers	0.29	%(d)	0.29%	0.38%	0.45%	0.45%	0.45%
Net investment income	3.66	%(d)	3.13%	3.42%	3.14%	4.12%	2.74%
Portfolio turnover rate(e)	47%		92%	114%	67%	125%	81%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights–(continued)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021		2020	2019		2018		2017
Per Share Operating Performance:
Net asset value at beginning of period	$17.90		$16.49		$16.97	$17.23		$20.85		$15.87

Net investment income(a)	0.16		0.27	(b)	0.32	0.40		0.27	(c)	0.40
Net realized and unrealized gain (loss) on investments	(1.34)		1.32		(0.46)	1.61		(3.03)		4.70

Total from investment operations	(1.18)		1.59		(0.14)	2.01		(2.76)		5.10

Distributions to shareholders from:
Net investment income	(0.16)		(0.19)		(0.34)	(0.43)		(0.14)		(0.37)
Net realized gains	-		-		-	(1.85)		(0.76)		-

Total distributions	(0.16)		(0.19)		(0.34)	(2.28)		(0.90)		(0.37)

Transaction fees(a)	-		0.01		0.00 (d)	0.01		0.04		0.25

Net asset value at end of period	$16.56		$17.90		$16.49	$16.97		$17.23		$20.85

Market price at end of period(e)	$16.43		$17.72		$16.51	$16.92		$17.18		$20.96

Net Asset Value Total Return(f)	(6.63)%		9.66%		0.20%	13.60%		(13.66)%		34.38%
Market Price Total Return(f)	(6.42)%		8.44%		0.59%	13.66%		(14.35)%		35.37%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,797		$6,263		$5,770	$5,941		$12,924		$390,986
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(g)	0.29%		0.29%	0.36	%(h)(i)	0.27	%(h)	0.27	%(h)
Expenses, prior to Waivers	0.29	%(g)	0.29%		0.37%	0.53	%(h)(i)	0.45	%(h)	0.45	%(h)
Net investment income	1.89	%(g)	1.43	%(b)	2.10%	2.42	%(i)	1.26	%(c)	2.16%
Portfolio turnover rate(j)	49%		166%		172%	114%		140%		111%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.22 and 1.14%, respectively.

(c)

Net investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.17 and 0.83%, respectively.

(d)	Amount represents less than $0.005.
(e)	The mean between the last bid and ask prices.
(f)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(g)	Annualized.
(h)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(i)	Ratios include non-recurring costs associated with a proxy statement of 0.08%.
(j)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights–(continued)

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

	Six Months Ended April 30, 2022		Years Ended October 31,					For the Period November 29, 2016(a) Through October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$26.93		$22.34	$28.60	$26.19		$28.39	$25.19

Net investment income(b)	0.46		1.23	1.07	1.25		1.27	1.02
Net realized and unrealized gain (loss) on investments	(1.24)		4.44	(5.83)	2.41		(2.09)	3.16

Total from investment operations	(0.78)		5.67	(4.76)	3.66		(0.82)	4.18

Distributions to shareholders from:
Net investment income	(0.63)		(1.08)	(1.50)	(1.25)		(1.38)	(0.98)

Net asset value at end of period	$25.52		$26.93	$22.34	$28.60		$26.19	$28.39

Market price at end of period(c)	$25.52		$27.05	$22.49	$28.61		$26.41	$28.60

Net Asset Value Total Return(d)	(2.94)%		25.55%	(16.91)%	14.30%		(3.11)%	16.70	%(e)
Market Price Total Return(d)	(3.38)%		25.23%	(16.38)%	13.34%		(3.06)%	17.55	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$17,863		$18,853	$15,640	$14,300		$5,238	$4,258
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30%	0.30%	0.37	%(g)	0.30%	0.30	%(f)
Net investment income	3.51	%(f)	4.61%	4.39%	4.60	%(g)	4.51%	4.00	%(f)
Portfolio turnover rate(h)	37%		71%	88%	58%		65%	72%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to October 31, 2017 was 17.22%. The market price total return from Fund Inception to October 31, 2017 was 18.16%.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.07%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Financial Highlights–(continued)

Invesco S&P International Developed Low Volatility ETF (IDLV)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$31.63		$27.37	$34.58	$30.83	$33.28	$29.32

Net investment income(a)	0.44		0.83	0.83	1.15	1.08	1.00
Net realized and unrealized gain (loss) on investments	(1.42)		4.17	(6.40)	3.79	(2.22)	4.04

Total from investment operations	(0.98)		5.00	(5.57)	4.94	(1.14)	5.04

Distributions to shareholders from:
Net investment income	(0.52)		(0.74)	(1.64)	(1.19)	(1.31)	(1.08)

Net asset value at end of period	$30.13		$31.63	$27.37	$34.58	$30.83	$33.28

Market price at end of period(b)	$30.02		$31.69	$27.43	$34.57	$30.76	$33.29

Net Asset Value Total Return(c)	(3.14)%		18.34%	(16.49)%	16.33%	(3.62)%	17.59%
Market Price Total Return(c)	(3.67)%		18.31%	(16.28)%	16.56%	(3.87)%	17.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$579,967		$700,694	$774,564	$989,052	$537,929	$569,124
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, prior to Waivers	0.25	%(d)	0.25%	0.30%	0.35%	0.35%	0.35%
Net investment income	2.84	%(d)	2.69%	2.77%	3.51%	3.26%	3.19%
Portfolio turnover rate(e)	41%		81%	99%	59%	65%	69%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Financial Highlights–(continued)

Invesco S&P International Developed Momentum ETF (IDMO)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$37.11		$28.96	$26.85	$24.86		$27.96	$23.57

Net investment income(a)	0.51		0.50	0.04	0.61		0.61	0.71
Net realized and unrealized gain (loss) on investments	(4.50)		8.25	2.58	2.12		(3.04)	4.49

Total from investment operations	(3.99)		8.75	2.62	2.73		(2.43)	5.20

Distributions to shareholders from:
Net investment income	(0.45)		(0.60)	(0.51)	(0.74)		(0.67)	(0.81)

Net asset value at end of period	$32.67		$37.11	$28.96	$26.85		$24.86	$27.96

Market price at end of period(b)	$32.54		$37.16	$28.92	$26.79		$24.78	$27.80

Net Asset Value Total Return(c)	(10.82)%		30.43%	10.14%	11.30%		(8.95)%	22.57%
Market Price Total Return(c)	(11.30)%		30.80%	10.24%	11.42%		(8.70)%	22.19%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,535		$16,701	$298,237	$2,685		$2,486	$2,796
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(d)	0.25%	0.25%	0.53	%(e)	0.25%	0.26%
Expenses, prior to Waivers	0.25	%(d)	0.25%	0.26%	0.63	%(e)	0.35%	0.36%
Net investment income	2.86	%(d)	1.42%	0.13%	2.39	%(e)	2.21%	2.87%
Portfolio turnover rate(f)	41%		29%	15%	104%		123%	134%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Ratios include non-recurring costs associated with a proxy statement of 0.27%.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)	“FTSE International Low Beta Equal Weight ETF”
Invesco S&P Emerging Markets Low Volatility ETF (EELV)	“S&P Emerging Markets Low Volatility ETF”
Invesco S&P Emerging Markets Momentum ETF (EEMO)	“S&P Emerging Markets Momentum ETF”
Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)	“S&P International Developed High Dividend Low Volatility ETF”
Invesco S&P International Developed Low Volatility ETF (IDLV)	“S&P International Developed Low Volatility ETF”
Invesco S&P International Developed Momentum ETF (IDMO)	“S&P International Developed Momentum ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE International Low Beta Equal Weight ETF which are listed and traded on The Nasdaq Stock Market and Shares of S&P International Developed High Dividend Low Volatility ETF, which are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”).

Fund	Underlying Index
FTSE International Low Beta Equal Weight ETF	FTSE Developed ex-U.S. Low Beta Equal Weight Index
S&P Emerging Markets Low Volatility ETF	S&P BMI Emerging Markets Low Volatility IndexTM
S&P Emerging Markets Momentum ETF	S&P Momentum Emerging Plus LargeMidCap Index
S&P International Developed High Dividend Low Volatility ETF	S&P EPAC Ex-Korea Low Volatility High Dividend Index
S&P International Developed Low Volatility ETF	S&P BMI International Developed Low VolatilityTM Index
S&P International Developed Momentum ETF	S&P Momentum Developed ex-U.S. & South Korea LargeMidCap Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”), if any, of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining

46

NAV per Share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of

47

withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to a Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of a Fund’s NAV and, accordingly, they reduce a Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2022, the Funds did not enter into any closing agreements.

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G.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, each Fund (except for FTSE International Low Beta Equal Weight ETF, S&P International Developed High Dividend Low Volatility ETF and S&P International Developed Low Volatility ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

49

Amount
S&P Emerging Markets Low Volatility ETF	$115
S&P Emerging Markets Momentum ETF	2
S&P International Developed Momentum ETF	1

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase this risk.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact

50

other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

High Dividend Paying Securities Risk. Certain Funds invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in which a Fund invests and the capital resources available for such companies’ dividend payments may adversely affect a Fund.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Mid-Capitalization Company Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies and securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies tend to have less experienced management as well as limited product and market diversification and financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Momentum Investing Risk. For certain Funds, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the

51

performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversification Risk. To the extent certain Funds become non-diversified, such Funds may invest a greater portion of their respective assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase certain Funds’ volatility and cause the performance of a relatively small number of issuers to have a greater impact on such Funds’ performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
FTSE International Low Beta Equal Weight ETF	0.45%
S&P Emerging Markets Low Volatility ETF	0.29%
S&P Emerging Markets Momentum ETF	0.29%
S&P International Developed High Dividend Low Volatility ETF	0.30%
S&P International Developed Low Volatility ETF	0.25%
S&P International Developed Momentum ETF	0.25%

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2022, the Adviser waived fees for each Fund in the following amounts:

FTSE International Low Beta Equal Weight ETF	$-
S&P Emerging Markets Low Volatility ETF	75
S&P Emerging Markets Momentum ETF	1

52

S&P International Developed High Dividend Low Volatility ETF	$1
S&P International Developed Low Volatility ETF	55
S&P International Developed Momentum ETF	-

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
FTSE International Low Beta Equal Weight ETF	FTSE International Ltd.
S&P Emerging Markets Low Volatility ETF	S&P Dow Jones Indices LLC
S&P Emerging Markets Momentum ETF	S&P Dow Jones Indices LLC
S&P International Developed High Dividend Low Volatility ETF	S&P Dow Jones Indices LLC
S&P International Developed Low Volatility ETF	S&P Dow Jones Indices LLC
S&P International Developed Momentum ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
FTSE International Low Beta Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$903,006	$5,430,419	$-	$6,333,425
Money Market Funds	3,051	385,487	-	388,538

Total Investments	$906,057	$5,815,906	$-	$6,721,963

S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$191,819,503	$735,278,992	$0	$927,098,495
Money Market Funds	-	19,223,617	-	19,223,617

Total Investments	$191,819,503	$754,502,609	$-	$946,322,112

53

	Level 1	Level 2	Level 3	Total
S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$555,820	$5,241,750	$0	$5,797,570
Non-U.S. Dollar Denominated Bonds & Notes	-	203	-	203
Money Market Funds	11,027	13,372	-	24,399

Total Investments	$566,847	$5,255,325	$-	$5,822,172

S&P International Developed High Dividend Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,696,285	$16,057,689	$-	$17,753,974
Money Market Funds	-	1,810,921	-	1,810,921

Total Investments	$1,696,285	$17,868,610	$-	$19,564,895

S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$190,716,317	$387,504,665	$-	$578,220,982
Money Market Funds	-	61,615,706	-	61,615,706

Total Investments	$190,716,317	$449,120,371	$-	$639,836,688

S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,216,720	$4,283,622	$-	$6,500,342
Money Market Funds	-	375,645	-	375,645

Total Investments	$2,216,720	$4,659,267	$-	$6,875,987

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*
FTSE International Low Beta Equal Weight ETF	$6,982,912	$8,731,001	$15,713,913
S&P Emerging Markets Low Volatility ETF	57,092,700	43,924,676	101,017,376
S&P Emerging Markets Momentum ETF	1,463,292	-	1,463,292
S&P International Developed High Dividend Low Volatility ETF	1,424,775	1,419,332	2,844,107
S&P International Developed Low Volatility ETF	109,272,942	80,445,428	189,718,370
S&P International Developed Momentum ETF	2,031,919	450,024	2,481,943

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 6–Investment Transactions

For the six months ended April 30, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
FTSE International Low Beta Equal Weight ETF	$2,188,160	$2,246,685
S&P Emerging Markets Low Volatility ETF	639,924,654	244,233,126
S&P Emerging Markets Momentum ETF	2,957,749	2,949,990
S&P International Developed High Dividend Low Volatility ETF	7,132,217	6,718,885

54

	Purchases	Sales
S&P International Developed Low Volatility ETF	$275,570,377	$282,706,168
S&P International Developed Momentum ETF	3,889,327	3,947,300

For the six months ended April 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
FTSE International Low Beta Equal Weight ETF	$-	$-
S&P Emerging Markets Low Volatility ETF	180,639,228	2,203,978
S&P Emerging Markets Momentum ETF	-	-
S&P International Developed High Dividend Low Volatility ETF	3,516,158	4,114,814
S&P International Developed Low Volatility ETF	65,158,389	150,933,917
S&P International Developed Momentum ETF	-	9,030,673

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
FTSE International Low Beta Equal Weight ETF	$441,477	$(1,147,812)	$(706,335)	$7,428,298
S&P Emerging Markets Low Volatility ETF	57,906,677	(42,923,131)	14,983,546	931,338,566
S&P Emerging Markets Momentum ETF	593,924	(487,564)	106,360	5,715,812
S&P International Developed High Dividend Low Volatility ETF	778,064	(1,744,317)	(966,253)	20,531,148
S&P International Developed Low Volatility ETF	30,820,016	(44,722,311)	(13,902,295)	653,738,983
S&P International Developed Momentum ETF	154,076	(498,050)	(343,974)	7,219,961

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco FTSE International Low Beta Equal Weight ETF (IDLB)

Actual	$1,000.00	$866.50	0.45%	$2.08

Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

Actual	1,000.00	1,034.00	0.29	1.46

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P Emerging Markets Momentum ETF (EEMO)

Actual	1,000.00	933.70	0.29	1.39

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

Actual	1,000.00	970.60	0.30	1.47

Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

Invesco S&P International Developed Low Volatility ETF (IDLV)

Actual	1,000.00	968.60	0.25	1.22

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

56

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco S&P International Developed Momentum ETF (IDMO)

Actual	$1,000.00	$891.80	0.25%	$1.17

Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

57

Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 6, 2022, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 74 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco Russell 1000 Low Beta Equal Weight ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® Enhanced Value ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco China Technology ETF	Invesco S&P 500® High Beta ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500® Momentum ETF
Invesco FTSE International Low Beta Equal Weight ETF	Invesco S&P 500 Revenue ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Emerging Markets ETF	Invesco S&P International Developed High Dividend Low Volatility ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P International Developed Low Volatility ETF
Invesco Global Clean Energy ETF	Invesco S&P International Developed Momentum ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P International Developed Quality ETF
Invesco Global Water ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco International BuyBack Achievers™ ETF	Invesco S&P MidCap Low Volatility ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap Health Care ETF
Invesco MSCI Green Building ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco NASDAQ 100 ETF	Invesco S&P SmallCap Industrials ETF
Invesco NASDAQ Next Gen 100 ETF	Invesco S&P SmallCap Information Technology ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Materials ETF
Invesco Preferred ETF	Invesco S&P SmallCap Quality ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco Senior Loan ETF
Invesco PureBetaSM MSCI USA ETF	Invesco Taxable Municipal Bond ETF
Invesco PureBetaSM MSCI USA Small Cap ETF	Invesco Treasury Collateral ETF
Invesco PureBetaSM US Aggregate Bond ETF	Invesco Variable Rate Preferred ETF
Invesco Russell 1000 Enhanced Equal Weight ETF	Invesco VRDO Tax-Free ETF
Invesco Russell 1000 Equal Weight ETF

Also at the April 6, 2022 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other

58

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2021, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and since-inception periods for Invesco VRDO Tax-Free ETF and the one-year period for Invesco Treasury Collateral ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s and Invesco Treasury Collateral ETF’s level of correlation to their respective underlying indexes. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Trustees concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA ETF;

●	0.05% of the Fund’s average daily net assets for Invesco PureBetaSM US Aggregate Bond ETF;

●	0.06% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA Small Cap ETF;

●	0.07% of the Fund’s average daily net assets for Invesco PureBetaSM 0-5 Yr US TIPS ETF and Invesco PureBetaSM FTSE Developed ex-North America ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Treasury Collateral ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

59

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.14% of the Fund’s average daily net assets for Invesco PureBetaSM FTSE Emerging Markets ETF;

●	0.15% of the Fund’s average daily net assets for Invesco NASDAQ 100 ETF and Invesco NASDAQ Next Gen 100 ETF;

●	0.20% of the Fund’s average daily net assets for Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco VRDO Tax-Free ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●

0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF and Invesco S&P International Developed High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco Russell 1000 Low Beta Equal Weight ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s daily net assets for Invesco FTSE International Low Beta Equal Weight ETF and Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s daily net assets for Invesco International BuyBack AchieversTM ETF;

●	0.60% of the Fund’s daily net assets for Invesco DWA SmallCap Momentum ETF;

●	0.65% of the Fund’s daily net assets for Invesco Senior Loan ETF;

●	0.70% of the Fund’s daily net assets for Invesco China Technology ETF;

●	0.75% of the Fund’s daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s daily net assets for Invesco DWA Developed Markets Momentum ETF; and

●	0.90% of the Fund’s daily net assets for Invesco DWA Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

60

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF		X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global Short Term High Yield Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF			X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF		X	X
Invesco NASDAQ 100 ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X
Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X
Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X
Invesco PureBetaSM MSCI USA ETF	X	X	X
Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaSM US Aggregate Bond ETF	X	X	X
Invesco Russell 1000 Enhanced Equal Weight ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco Russell 1000 Low Beta Equal Weight ETF			X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

61

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF	X	N/A	X
Invesco S&P International Developed Quality ETF	X	N/A	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X	X	X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	X	N/A	X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Global Clean Energy ETF, Invesco International Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

62

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for money market cash management vehicles and fees as the Funds’ direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 6, 2022. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

63

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 15 and April 6, 2022 Board meetings, and Invesco Advisers, Inc., in connection with the April 6, 2022 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as the direct securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

64

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-12	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2022
CQQQ	Invesco China Technology ETF

PIZ	Invesco DWA Developed Markets Momentum ETF

PIE	Invesco DWA Emerging Markets Momentum ETF

PXF	Invesco FTSE RAFI Developed Markets ex-U.S. ETF

PDN	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

PXH	Invesco FTSE RAFI Emerging Markets ETF

PBD	Invesco Global Clean Energy ETF

PIO	Invesco Global Water ETF

IPKW	Invesco International BuyBack AchieversTM ETF

CUT	Invesco MSCI Global Timber ETF

GBLD	Invesco MSCI Green Building ETF

CGW	Invesco S&P Global Water Index ETF

IDHQ	Invesco S&P International Developed Quality ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 15, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco China Technology ETF (CQQQ)

April 30, 2022

(Unaudited)

Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Capital Markets-0.36%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	282,200	$3,485,739

Diversified Financial Services-0.00%
Zhengqi Holdings Co. Ltd., Rts., TBA (China)(b)(c)	122,862	0

Electrical Equipment-1.24%
East Group Co. Ltd., A Shares (China)	1,084,400	1,045,420
Hongfa Technology Co. Ltd., A Shares (China)	390,964	2,832,766
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	546,318	1,136,955
Sieyuan Electric Co. Ltd., A Shares (China)	400,620	1,815,144
Suzhou Anjie Technology Co. Ltd., A Shares (China)	360,800	706,491
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	90,833	4,555,689

		12,092,465

Electronic Equipment, Instruments & Components-12.27%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	433,356	1,928,448
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	108,486	1,924,409
BOE Technology Group Co. Ltd., A Shares (China)	19,742,874	11,317,870
BOE Technology Group Co. Ltd., B Shares (China)	6,938,379	3,286,555
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	1,006,090	4,350,247
China Zhenhua Group Science & Technology Co. Ltd., A Shares (China)	270,259	4,305,660
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	124,860	1,447,616
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	854,000	1,968,694
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,335,000	1,197,203
Lingyi iTech Guangdong Co., A Shares (China)(b)	3,705,300	2,392,425
Maxscend Microelectronics Co. Ltd., A Shares (China)	156,329	4,360,877
OFILM Group Co. Ltd., A Shares (China)(b)	1,712,573	1,440,360
Raytron Technology Co. Ltd., A Shares (China)	233,616	1,262,630
Shanghai Friendess Electronic Technology Corp. Ltd., A Shares (China)	48,073	1,791,697
Shengyi Technology Co. Ltd., A Shares (China)	1,202,919	3,028,723
Shennan Circuits Co. Ltd., A Shares (China)	92,764	1,327,831
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	630,480	733,388
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	509,875	864,031
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	819,317	1,203,517

	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	188,220	$584,298
Sunny Optical Technology Group Co. Ltd. (China)	3,766,151	55,107,524
Tianma Microelectronics Co. Ltd., A Shares (China)	1,211,627	1,669,722
Unisplendour Corp. Ltd., A Shares (China) .	697,158	1,782,122
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	437,500	795,407
Westone Information Industry, Inc., A Shares (China)	444,300	2,124,012
Wuhan Guide Infrared Co. Ltd., A Shares (China)	1,231,850	2,867,544
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	995,810	1,944,327
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	730,070	1,034,370
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	209,300	1,594,004

		119,635,511

Entertainment-6.68%
Bilibili, Inc., Z Shares (China)(b)(d)	1,880,320	46,069,181
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	364,500	548,271
Tencent Music Entertainment Group, ADR (China)(b)	4,359,256	18,526,838

		65,144,290

Health Care Technology-0.14%
Winning Health Technology Group Co. Ltd., A Shares (China)	1,122,829	1,344,011

Household Durables-0.48%
TCL Technology Group Corp., A Shares (China)	7,365,900	4,642,356

Interactive Media & Services-31.55%
Autohome, Inc., ADR (China)	456,568	13,272,432
Baidu, Inc., A Shares (China)(b)(d)	5,162,700	81,053,258
Hello Group, Inc., ADR (China)(d)	1,118,804	5,952,037
JOYY, Inc., ADR (China)(d)	396,334	15,682,936
Kuaishou Technology (China)(b)(e)	8,590,375	70,588,436
Tencent Holdings Ltd. (China)	2,307,383	108,240,402
Weibo Corp., ADR (China)(b)(d)	519,078	12,011,465
Zhihu, Inc., ADR (China)(b)(d)	412,484	639,350

		307,440,316

Internet & Direct Marketing Retail-13.23%
China Ruyi Holdings Ltd. (China)(b)(d)	17,386,707	4,200,183
Dada Nexus Ltd., ADR (China)(b)(d)	475,950	3,631,499
Meituan, B Shares (China)(b)(e)	5,641,152	121,094,729

		128,926,411

IT Services-4.82%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	943,700	1,375,895
Beijing Ultrapower Software Co. Ltd., A Shares (China)(b)	1,029,500	582,825
China TransInfo Technology Co. Ltd., A Shares (China)	533,671	688,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
IT Services-(continued)
DHC Software Co. Ltd., A Shares (China)	1,682,800	$1,468,713
Digital China Information Service Co. Ltd., A Shares (China)	311,000	492,900
GDS Holdings Ltd., A Shares (China)(b)(d)	6,900,400	27,463,310
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(d)	750,098	2,715,355
Taiji Computer Corp. Ltd., A Shares (China)	304,273	787,093
TravelSky Technology Ltd., H Shares (China)	6,993,892	10,471,008
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,287,745	929,096

		46,974,703

Machinery-0.41%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	400,100	1,673,974
Wuxi Shangji Automation Co. Ltd., A Shares (China)	129,600	2,376,124

		4,050,098

Media-2.06%
China Literature Ltd. (China)(b)(d)(e)	2,993,853	12,614,232
Focus Media Information Technology Co. Ltd., A Shares (China)	7,581,819	6,647,446
People.cn Co. Ltd., A Shares (China)	580,500	805,500

		20,067,178

Semiconductors & Semiconductor Equipment-14.72%
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)(b)	322,910	5,080,577
All Winner Technology Co. Ltd., A Shares (China)	282,953	770,001
Amlogic Shanghai Co. Ltd., A Shares (China)(b)	215,639	3,521,768
China Resources Microelectronics Ltd., A Shares (China)	506,943	3,694,235
Gigadevice Semiconductor Beijing, Inc., A Shares (China)	348,664	6,490,332
Goke Microelectronics Co. Ltd., A Shares (China)	95,600	905,003
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	317,302	1,503,434
Hangzhou Lion Electronics Co. Ltd., A Shares (China)	128,612	1,001,019
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	743,400	4,663,237
Hua Hong Semiconductor Ltd. (China)(b)(d)(e)	3,676,109	14,292,025
Ingenic Semiconductor Co. Ltd., A Shares (China)	204,100	2,270,635
JCET Group Co. Ltd., A Shares (China)	934,200	3,033,309
LONGi Green Energy Technology Co. Ltd., A Shares (China)	2,841,704	28,758,702
Montage Technology Co. Ltd., A Shares (China)	593,768	5,181,684
National Silicon Industry Group Co. Ltd., A Shares (China)(b)	895,508	2,795,580
NAURA Technology Group Co. Ltd., A Shares (China)	275,957	9,834,734

	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Rockchip Electronics Co. Ltd., A Shares (China)	79,608	$820,180
SG Micro Corp., A Shares (China)	123,175	5,148,186
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	94,400	804,783
Shenzhen SC New Energy Technology Corp., A Shares (China)	163,018	1,448,206
StarPower Semiconductor Ltd., A Shares (China)	80,000	4,114,413
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares (China)	1,696,625	9,915,894
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,682,300	2,164,765
TongFu Microelectronics Co. Ltd., A Shares (China)	697,700	1,387,057
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	318,600	8,798,873
Will Semiconductor Co. Ltd., A Shares (China)	318,559	7,147,056
Yangzhou Yangjie Electronic Technology Co. Ltd., A Shares (China)	269,045	2,774,219
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	675,000	5,112,572

		143,432,479

Software-10.12%
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)	349,600	771,139
Beijing Kingsoft Office Software, Inc., A Shares (China)	241,976	6,883,603
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	607,800	752,100
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	787,252	2,124,879
Hundsun Technologies, Inc., A Shares (China)	767,335	4,395,678
Iflytek Co. Ltd., A Shares (China)	1,220,450	6,782,704
Kingdee International Software Group Co. Ltd. (China)(b)(d)	19,260,164	39,217,672
Longshine Technology Group Co. Ltd., A Shares (China)	545,844	1,728,898
Ming Yuan Cloud Group Holdings Ltd. (China)(d)	4,216,956	5,534,322
Newland Digital Technology Co. Ltd., A Shares (China)	541,800	963,544
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	389,100	535,695
Sangfor Technologies, Inc., A Shares (China)	77,014	1,034,052
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)(b)	1,745,300	516,552
Shanghai Baosight Software Co. Ltd., A Shares (China)	360,841	2,580,462
Shanghai Baosight Software Co. Ltd., B Shares (China)	2,908,884	10,657,668
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)	371,000	495,579
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	494,300	693,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Software-(continued)
Sinosoft Co. Ltd., A Shares (China)	111,320	$353,478
Thunder Software Technology Co. Ltd., A Shares (China)	198,387	2,788,830
Topsec Technologies Group, Inc., A Shares (China)	617,900	855,862
Tuya, Inc., ADR (China)(b)(d)	1,515,158	3,757,592
Yonyou Network Technology Co. Ltd., A Shares (China)	1,804,204	5,175,450

		98,599,507

Technology Hardware, Storage & Peripherals-1.46%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,693,446	2,303,884
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	763,158	2,837,230
Legend Holdings Corp., H Shares (China)(d)(e)	3,869,476	4,548,771
Ninestar Corp., A Shares (China)	740,750	4,539,200

		14,229,085

Trading Companies & Distributors-0.27%
Beijing United Information Technology Co. Ltd., A Shares (China)	180,576	2,617,333

Total Common Stocks & Other Equity Interests (Cost $1,282,338,557)		972,681,482

	Shares	Value
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(f)(g) (Cost $1,636,193)	1,636,193	$1,636,193

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $1,283,974,750)		974,317,675

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-3.95%
Invesco Private Government Fund, 0.40%(f)(g)(h)	11,643,698	11,643,698
Invesco Private Prime Fund, 0.35%(f)(g)(h)	26,912,471	26,912,471

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,553,922)		38,556,169

TOTAL INVESTMENTS IN SECURITIES-103.93% (Cost $1,322,528,672)		1,012,873,844
OTHER ASSETS LESS LIABILITIES-(3.93)%		(38,333,315)

NET ASSETS-100.00%		$974,540,529

Investment Abbreviations:

ADR-American Depositary Receipt

Rts.- Rights

TBA-To Be Announced

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(d)	All or a portion of this security was out on loan at April 30, 2022.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $223,138,193, which represented 22.90% of the Fund’s Net Assets.

(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$91,397,265	$(89,761,072)	$-	$-	$1,636,193	$1,045
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,683,578	113,196,234	(188,236,114)	-	-	11,643,698	13,326	*
Invesco Private Prime Fund	202,261,685	209,028,205	(384,316,834)	2,245	(62,830)	26,912,471	60,366	*

Total	$288,945,263	$413,621,704	$(662,314,020)	$2,245	$(62,830)	$40,192,362	$74,737

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco China Technology ETF (CQQQ)–(continued)

April 30, 2022

(Unaudited)

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

China	99.81%

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Interactive Media & Services	31.55
Semiconductors & Semiconductor Equipment	14.72
Internet & Direct Marketing Retail	13.23
Electronic Equipment, Instruments & Components	12.27
Software	10.12
Entertainment	6.68
IT Services	4.82
Industry Types Each Less Than 3%	6.42
Money Market Funds Plus Other Assets Less Liabilities	0.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco DWA Developed Markets Momentum ETF (PIZ)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.45%
Australia-7.20%
Allkem Ltd.(a)	143,967	$1,199,959
BHP Group Ltd.	26,259	887,708
EBOS Group Ltd.	33,708	921,519
Fortescue Metals Group Ltd.	121,078	1,846,206
Glencore PLC	139,428	858,123
IGO Ltd.	97,713	905,783
Lynas Rare Earths Ltd.(a)	253,587	1,603,625
Macquarie Group Ltd.	8,154	1,175,263
OZ Minerals Ltd.	50,244	877,115
Wesfarmers Ltd.	26,557	921,277
WiseTech Global Ltd.	26,494	821,662

		12,018,240

Belgium-1.42%
Elia Group S.A./N.V.(b)	7,027	1,119,801
Warehouses De Pauw C.V.A	32,363	1,242,101

		2,361,902

Canada-29.55%
ARC Resources Ltd.(b)	87,513	1,219,519
Cameco Corp.	32,046	831,709
Canadian Apartment Properties REIT	64,230	2,528,894
Canadian National Railway Co.	31,183	3,686,184
Canadian Natural Resources Ltd.	21,999	1,368,601
Canadian Pacific Railway Ltd.	17,903	1,316,337
Cenovus Energy, Inc.	102,199	1,899,164
Constellation Software, Inc.	2,931	4,636,830
Dollarama, Inc.	46,871	2,619,246
Emera, Inc.(b)	20,093	975,211
Imperial Oil Ltd.	22,932	1,160,551
Intact Financial Corp.	7,072	994,468
Lithium Americas Corp.(a)	74,576	1,889,418
Metro, Inc.	25,511	1,409,438
Northland Power, Inc.	103,369	3,135,727
Royal Bank of Canada	25,945	2,633,984
Teck Resources Ltd., Class B	27,368	1,085,255
TFI International, Inc.	11,775	952,098
TMX Group Ltd.	8,990	919,997
Toromont Industries Ltd.	47,600	4,211,951
Toronto-Dominion Bank (The)	43,389	3,150,163
Tourmaline Oil Corp.	35,564	1,841,019
West Fraser Timber Co. Ltd.	10,962	968,444
Whitecap Resources, Inc.	341,599	2,814,473
WSP Global, Inc.	9,117	1,068,745

		49,317,426

Chile-0.47%
Antofagasta PLC(b)	40,774	782,987

Denmark-3.41%
AP Moller - Maersk A/S, Class B	282	809,146
Novo Nordisk A/S, Class B	42,657	4,878,696

		5,687,842

Finland-2.80%
Sampo OYJ, Class A	76,971	3,709,040
Stora Enso OYJ, Class R	49,119	961,314

		4,670,354

	Shares	Value

France-9.15%
Alten S.A	8,001	$1,071,601
Legrand S.A.	9,555	843,441
L’Oreal S.A.(b)	2,599	945,518
LVMH Moet Hennessy Louis Vuitton SE(b)	4,298	2,750,272
Pernod Ricard S.A.	11,142	2,295,640
Remy Cointreau S.A.	5,135	1,016,885
Teleperformance	8,437	3,016,575
Vinci S.A.	25,713	2,480,898
Vivendi SE(b)	74,446	853,643

		15,274,473

Germany-0.70%
K+S AG	34,550	1,171,350

Israel-3.51%
Bank Leumi Le-Israel BM	84,628	886,980
ICL Group Ltd.	81,849	906,758
Israel Discount Bank Ltd., Class A	161,654	953,957
Mizrahi Tefahot Bank Ltd.	84,280	3,115,964

		5,863,659

Italy-0.60%
Terna Rete Elettrica Nazionale S.p.A	123,820	1,008,554

Japan-6.35%
Bandai Namco Holdings, Inc.	17,188	1,171,642
Fujitsu Ltd.	6,300	892,152
ITOCHU Corp.	32,300	978,737
Kawasaki Kisen Kaisha Ltd.	24,000	1,246,226
Mitsui OSK Lines Ltd.	38,400	895,344
Nippon Yusen K.K	17,800	1,279,378
Nissan Chemical Corp.	18,700	992,603
Sony Group Corp.	15,240	1,312,074
Tokyo Electron Ltd.	4,302	1,827,997

		10,596,153

Luxembourg-0.48%
ArcelorMittal S.A.	27,460	801,596

Netherlands-4.08%
ASM International N.V	13,244	3,954,892
Koninklijke Ahold Delhaize N.V.(b)	60,938	1,800,116
Wolters Kluwer N.V.	10,454	1,057,425

		6,812,433

New Zealand-3.04%
Mainfreight Ltd.(b)	96,944	5,076,619

Norway-0.56%
Aker BP ASA	26,106	941,704

Singapore-0.68%
Oversea-Chinese Banking Corp. Ltd.	127,700	1,133,987

South Korea-4.94%
Ecopro BM Co. Ltd.	5,226	1,906,567
HMM Co. Ltd.	88,068	1,962,201
Kakao Corp.	13,532	943,241
L&F Co. Ltd.(a)	15,890	2,656,140
LG Innotek Co. Ltd.	2,854	776,149

		8,244,298

Spain-0.52%
Ferrovial S.A	33,815	863,342

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco DWA Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Sweden-6.98%
Assa Abloy AB, Class B	41,654	$1,053,648
Beijer Ref AB(b)	123,244	2,009,423
Fabege AB	90,521	1,094,745
Investor AB, Class B(b)	92,649	1,784,688
Nibe Industrier AB, Class B	381,122	3,739,549
Svenska Cellulosa AB S.C.A., Class B	101,556	1,974,401

		11,656,454

Switzerland-5.77%
Belimo Holding AG	8,344	4,130,626
Roche Holding AG	2,483	921,610
Sonova Holding AG, Class A	9,396	3,390,420
Swiss Life Holding AG	2,019	1,180,618

		9,623,274

United Kingdom-4.81%
3i Group PLC	63,977	1,042,315
AstraZeneca PLC	8,140	1,079,656
Diageo PLC	33,554	1,660,193
Drax Group PLC	113,070	1,136,971
RELX PLC	29,807	888,819
Segro PLC	78,127	1,305,411
UNITE Group PLC (The)	64,233	908,041

		8,021,406

United States-2.43%
Ferguson PLC	12,444	1,566,923
Nestle S.A	11,769	1,522,730
Waste Connections, Inc.	6,985	968,625

		4,058,278

Total Common Stocks & Other Equity Interests (Cost $177,840,745)		165,986,331

	Shares	Value
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(c)(d) (Cost $146,531)	146,531	$146,531

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.54% (Cost $177,987,276)		166,132,862

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.33%
Invesco Private Government Fund, 0.40%(c)(d)(e)	4,169,978	4,169,978
Invesco Private Prime Fund, 0.35%(c)(d)(e)	9,726,341	9,726,341

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,896,319)		13,896,319

TOTAL INVESTMENTS IN SECURITIES-107.87% (Cost $191,883,595)		180,029,181
OTHER ASSETS LESS LIABILITIES-(7.87)%		(13,134,466)

NET ASSETS-100.00%		$166,894,715

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,896,487	$(7,749,956)	$-	$-	$146,531	$42
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,574,626	18,167,271	(16,571,919)	-	-	4,169,978	1,699	*
Invesco Private Prime Fund	6,007,460	33,067,184	(29,346,454)	-	(1,849)	9,726,341	4,660	*

Total	$8,582,086	$59,130,942	$(53,668,329)	$-	$(1,849)	$14,042,850	$6,401

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco DWA Developed Markets Momentum ETF (PIZ)–(continued)

April 30, 2022

(Unaudited)

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Industrials	28.75
Financials	13.59
Materials	11.81
Information Technology	9.97
Energy	7.24
Health Care	6.71
Consumer Staples	6.38
Consumer Discretionary	5.26
Utilities	4.42
Real Estate	4.24
Communication Services	1.08
Money Market Funds Plus Other Assets Less Liabilities	0.55

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco DWA Emerging Markets Momentum ETF (PIE)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-98.88%
Brazil-1.95%
Braskem S.A., Class A, Preference Shares	120,300	$977,034
Petro Rio S.A.(a)	544,500	2,935,695

		3,912,729

China-3.56%
C&D International Investment Group Ltd.	914,000	2,220,015
China Longyuan Power Group Corp. Ltd., H
Shares	586,065	1,136,986
China Merchants Bank Co. Ltd., H Shares	197,778	1,190,663
China State Construction International Holdings Ltd.	858,000	1,103,991
Yankuang Energy Group Co. Ltd., H Shares	534,000	1,505,137

		7,156,792

Indonesia-6.50%
PT Adaro Energy Tbk	5,912,704	1,356,318
PT BFI Finance Indonesia Tbk	17,015,567	1,508,243
PT Indo Tambangraya Megah Tbk	695,111	1,361,741
PT Matahari Department Store Tbk	5,584,322	2,234,191
PT Merdeka Copper Gold Tbk(a)	10,986,851	4,016,714
PT Tower Bersama Infrastructure Tbk	5,926,535	1,228,474
PT Vale Indonesia Tbk	2,717,438	1,368,373

		13,074,054

Malaysia-3.97%
D&O Green Technologies Bhd.	2,168,200	1,907,813
Frontken Corp. Bhd.	7,861,000	4,869,344
Malaysian Pacific Industries Bhd.	168,700	1,198,351

		7,975,508

Mexico-3.25%
Alsea S.A.B. de C.V.(a)	471,396	1,033,174
Banco del Bajio S.A.(b)(c)	483,525	1,193,857
Gentera S.A.B. de C.V.(a)(c)	1,590,273	1,235,065
Grupo Mexico S.A.B. de C.V., Class B	194,686	911,209
Qualitas Controladora S.A.B. de C.V	216,786	1,168,457
Regional S.A.B. de C.V.	165,902	1,000,932

		6,542,694

Philippines-0.53%
Semirara Mining & Power Corp.	2,041,292	1,068,157
South Africa-11.96%
Capitec Bank Holdings Ltd.(c)	7,643	1,064,907
Impala Platinum Holdings Ltd.	290,970	3,793,625
Investec Ltd.	197,837	1,199,168
Motus Holdings Ltd.	200,014	1,438,495
MTN Group Ltd.	137,393	1,456,258
Nedbank Group Ltd.	72,852	1,014,644
Northam Platinum Holdings Ltd.(a)	120,814	1,434,215
PSG Group Ltd.(a)	181,351	1,084,480
Sasol Ltd.(a)	160,753	3,930,462
Sibanye Stillwater Ltd.	622,251	2,145,979
Thungela Resources Ltd.(a)(c)	246,769	4,199,866
Transaction Capital Ltd.	396,613	1,266,604

		24,028,703

Taiwan-57.70%
Asia Vital Components Co. Ltd.	422,000	1,462,162
ASMedia Technology, Inc.	33,319	1,566,859

	Shares	Value

Taiwan-(continued)
Chailease Holding Co. Ltd.	194,250	$1,541,195
China Airlines Ltd.(a)	1,285,000	1,174,726
China Development Financial Holding Corp.	1,767,000	1,064,831
E.Sun Financial Holding Co. Ltd.	1,991,000	2,280,508
Elan Microelectronics Corp.	205,000	1,037,264
Elite Material Co. Ltd.	479,000	3,520,329
Elite Semiconductor Microelectronics
Technology, Inc.	312,000	1,281,822
Eternal Materials Co. Ltd.	893,000	1,146,028
Eva Airways Corp.(a)	1,044,000	1,220,542
Evergreen International Storage & Transport Corp.	868,000	1,046,475
Faraday Technology Corp.	270,000	2,311,707
Feng Hsin Steel Co. Ltd.	341,000	958,738
First Financial Holding Co. Ltd.	1,187,000	1,115,617
Gigabyte Technology Co. Ltd.	355,000	1,266,504
Goldsun Building Materials Co. Ltd.	1,240,000	1,216,073
Great Wall Enterprise Co. Ltd.	705,130	1,258,237
Greatek Electronics, Inc.	563,000	1,312,828
IBF Financial Holdings Co. Ltd.	2,072,000	1,125,540
Kings Town Bank Co. Ltd.	1,223,000	1,612,131
Lien Hwa Industrial Holdings Corp.	1,372,900	2,605,296
Lite-On Technology Corp.	645,000	1,413,115
Lotes Co. Ltd.	98,000	2,411,122
MediaTek, Inc.	39,000	1,068,633
Mega Financial Holding Co. Ltd.	903,000	1,267,010
Micro-Star International Co. Ltd.	826,000	3,346,139
Novatek Microelectronics Corp.	88,000	1,169,838
Nuvoton Technology Corp.	243,000	1,165,452
Pan Jit International, Inc.	528,000	1,324,484
Qisda Corp.	1,573,000	1,674,355
Realtek Semiconductor Corp.	140,000	1,906,552
Ruentex Development Co. Ltd.	553,000	1,447,635
Shiny Chemical Industrial Co. Ltd.	723,000	5,026,882
Sinbon Electronics Co. Ltd.	727,000	6,373,586
SinoPac Financial Holdings Co. Ltd.	1,847,000	1,135,233
Supreme Electronics Co. Ltd.	871,000	1,347,548
Taishin Financial Holding Co. Ltd.	1,718,000	1,125,231
Taiwan Mask Corp.	1,131,000	2,787,927
Taiwan Semiconductor Manufacturing Co. Ltd.	203,680	3,717,658
Topco Scientific Co. Ltd.	843,000	4,766,087
Tripod Technology Corp.	257,000	1,074,742
Unimicron Technology Corp.	598,000	4,182,096
Union Bank of Taiwan(a)	2,070,000	1,130,321
United Integrated Services Co. Ltd.	415,000	2,510,237
Voltronic Power Technology Corp.	90,000	3,906,857
Wah Lee Industrial Corp.	410,000	1,436,322
Walsin Lihwa Corp.(a)	1,331,000	2,004,171
Winbond Electronics Corp.	934,000	837,792
Wisdom Marine Lines Co. Ltd.	448,000	1,386,648
Wiwynn Corp.	101,000	3,458,656
WPG Holdings Ltd.	718,000	1,319,057
WT Microelectronics Co. Ltd.	847,000	2,043,282
Yang Ming Marine Transport Corp.(a)	1,211,000	5,045,953
YFY, Inc.	1,054,000	1,111,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco DWA Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Taiwan-(continued)
Yieh Phui Enterprise Co. Ltd.(a)	1,266,000	$900,785
Yulon Finance Corp	772,000	6,005,569

		115,953,816

Thailand-9.46%
Com7 PCL, NVDR	4,231,617	5,111,401
Energy Absolute PCL, NVDR	1,287,926	3,294,347
Jay Mart PCL, NVDR	1,861,143	3,378,942
JMT Network Services PCL, NVDR	957,194	2,416,501
Singer Thailand PCL, NVDR	2,255,979	3,766,420
Thonburi Healthcare Group PCL, NVDR	584,341	1,048,019

		19,015,630

Total Common Stocks & Other Equity Interests (Cost $199,804,369)		198,728,083

Exchange-Traded Funds-0.97%

India-0.97%
iShares MSCI India ETF(c) (Cost $2,035,409)	44,487	1,941,413

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $201,839,778)		200,669,496

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.89%
Invesco Private Government Fund, 0.40%(d)(e)(f)	1,132,435	$1,132,435
Invesco Private Prime Fund, 0.35%(d)(e)(f)	2,655,727	2,655,727

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,788,162)		3,788,162

TOTAL INVESTMENTS IN SECURITIES-101.74% (Cost $205,627,940)		204,457,658
OTHER ASSETS LESS LIABILITIES-(1.74)%		(3,487,753)

NET ASSETS-100.00%		$200,969,905

Investment Abbreviations:

ETF-Exchange-Traded Fund

NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$121,401	$14,034,634	$(14,156,035)	$-	$-	$-	$96
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,409,998	22,160,977	(24,438,540)	-	-	1,132,435	1,409	*
Invesco Private Prime Fund	7,956,662	41,586,682	(46,883,937)	-	(3,680)	2,655,727	4,615	*

Total	$11,488,061	$77,782,293	$(85,478,512)	$-	$(3,680)	$3,788,162	$6,120

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco DWA Emerging Markets Momentum ETF (PIE)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Information Technology	34.37
Financials	17.29
Materials	14.40
Industrials	12.08
Consumer Discretionary	6.76
Energy	6.18
Sector Types Each Less Than 3%	8.77
Money Market Funds Plus Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.30%
Australia-6.32%
AGL Energy Ltd.	114,458	$701,215
AMP Ltd.(a)	313,190	253,678
Ampol Ltd.	14,864	349,724
APA Group	57,810	466,582
Aristocrat Leisure Ltd.	14,943	347,401
ASX Ltd.	5,188	313,628
Aurizon Holdings Ltd.	159,245	454,148
Australia & New Zealand Banking Group Ltd.	117,040	2,234,417
Bank of Queensland Ltd.	51,065	289,538
Bendigo & Adelaide Bank Ltd.	33,420	249,417
BHP Group Ltd.	324,083	10,955,905
BlueScope Steel Ltd.	43,702	623,148
Brambles Ltd.	103,946	772,040
Coles Group Ltd.	62,396	821,866
Commonwealth Bank of Australia	54,380	3,962,520
Computershare Ltd.	19,598	345,521
Crown Resorts Ltd.(a)	34,082	311,111
CSL Ltd.	7,889	1,501,730
Dexus	60,581	474,786
Endeavour Group Ltd.	65,969	364,670
Evolution Mining Ltd.	79,598	224,735
Fortescue Metals Group Ltd.	103,931	1,584,747
Glencore PLC	1,259,254	7,750,200
Goodman Group	39,422	659,515
GPT Group (The)	113,798	407,224
GPT Group (The)(b)	231,466	0
Incitec Pivot Ltd.	157,286	428,188
Insurance Australia Group Ltd.	160,190	511,025
JB Hi-Fi Ltd.	7,634	284,232
Lendlease Corp. Ltd.	31,688	272,253
Macquarie Group Ltd.	14,492	2,088,780
Medibank Pvt Ltd.	159,158	358,469
Metcash Ltd.	81,092	273,364
Mirvac Group	255,195	434,543
National Australia Bank Ltd.	107,052	2,450,685
Newcrest Mining Ltd.	47,024	886,670
Orica Ltd.	22,912	264,280
Origin Energy Ltd.	129,814	623,678
Qantas Airways Ltd.(a)(c)	84,711	328,622
QBE Insurance Group Ltd.	76,286	657,200
Ramsay Health Care Ltd.	10,133	575,719
Rio Tinto Ltd.	30,861	2,460,373
Rio Tinto PLC	88,400	6,260,656
Santos Ltd.	113,347	636,665
Scentre Group	273,994	574,101
Sonic Healthcare Ltd.	22,850	589,401
South32 Ltd.	309,582	1,037,725
Stockland	160,162	464,048
Suncorp Group Ltd.	63,600	512,932
Tabcorp Holdings Ltd.	116,739	446,484
Telstra Corp. Ltd.	465,858	1,327,634
Transurban Group	110,573	1,111,723
Treasury Wine Estates Ltd.	31,396	246,633
Vicinity Centres	260,831	341,981
Wesfarmers Ltd.	45,641	1,583,312
Westpac Banking Corp.	170,359	2,854,576

	Shares	Value

Australia-(continued)
Whitehaven Coal Ltd.	109,635	$378,969
Woodside Petroleum Ltd.	69,762	1,525,051
Woolworths Group Ltd.	59,471	1,615,657
Worley Ltd.	32,714	320,724

		71,145,819

Austria-0.36%
ams-OSRAM AG(a)(c)	14,318	175,965
ANDRITZ AG	5,727	242,934
BAWAG Group AG(d)	7,523	356,803
Erste Group Bank AG	31,170	962,889
Mondi PLC(c)	41,011	758,000
OMV AG	16,504	842,650
Raiffeisen Bank International AG(c)	18,343	206,058
voestalpine AG	10,004	260,881
Wienerberger AG	7,487	209,293

		4,015,473

Belgium-0.99%
Ageas S.A./N.V	20,268	971,700
Anheuser-Busch InBev S.A./N.V.(c)	75,391	4,346,682
Cofinimmo S.A.(c)	1,699	227,673
Elia Group S.A./N.V.(c)	1,682	268,038
Etablissements Franz Colruyt N.V.	6,937	255,166
Euronav N.V.(c)	22,178	259,937
Groupe Bruxelles Lambert S.A	5,541	523,572
KBC Group N.V	21,500	1,464,391
Proximus SADP(c)	22,541	393,090
Sofina S.A	701	215,352
Solvay S.A., Class A	6,628	626,411
Telenet Group Holding N.V.	6,508	193,496
UCB S.A	6,093	693,386
Umicore S.A.(c)	17,215	664,602

		11,103,496

Brazil-0.12%
Wheaton Precious Metals Corp.	9,822	442,511
Yara International ASA	17,011	870,981

		1,313,492

Canada-10.12%
Agnico Eagle Mines Ltd.	16,205	948,171
Air Canada(a)	19,890	350,162
Algonquin Power & Utilities Corp.	35,962	523,370
Alimentation Couche-Tard, Inc.	47,949	2,145,615
Allied Properties REIT	8,720	284,719
AltaGas Ltd.	24,433	561,669
ARC Resources Ltd.	25,403	353,998
Atco Ltd., Class I	9,351	334,881
B2Gold Corp.	52,842	225,335
Bank of Montreal(c)	41,030	4,372,831
Bank of Nova Scotia (The)	95,716	6,092,482
Barrick Gold Corp.	90,313	2,024,543
BCE, Inc.	24,861	1,328,591
Bombardier, Inc., Class B(a)	312,324	307,913
Brookfield Asset Management, Inc., Class A	78,414	3,931,590
CAE, Inc.(a)	10,557	252,350
Cameco Corp.	13,196	342,484

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Canada-(continued)
Canadian Apartment Properties REIT	10,305	$405,733
Canadian Imperial Bank of Commerce	30,867	3,430,016
Canadian National Railway Co.	17,303	2,045,411
Canadian Natural Resources Ltd.	60,274	3,749,764
Canadian Pacific Railway Ltd.	14,461	1,063,261
Canadian Tire Corp. Ltd., Class A	4,632	641,315
Canadian Utilities Ltd., Class A	11,881	359,019
Capital Power Corp.	9,204	304,051
CCL Industries, Inc., Class B(c)	6,322	277,059
Cenovus Energy, Inc.	45,585	847,106
CGI, Inc., Class A(a)	9,982	800,091
CI Financial Corp.	19,353	253,639
Constellation Software, Inc.	183	289,505
Crescent Point Energy Corp.	43,491	302,860
Dollarama, Inc.	4,562	254,934
Element Fleet Management Corp.	24,788	222,463
Emera, Inc.(c)	20,138	977,395
Empire Co. Ltd., Class A	14,103	468,206
Enbridge, Inc.	154,385	6,771,897
Fairfax Financial Holdings Ltd.	2,549	1,407,819
Finning International, Inc.	12,248	346,342
First Capital REIT	17,846	239,054
Fortis, Inc.(c)	34,813	1,702,719
Franco-Nevada Corp.	2,869	436,125
George Weston Ltd.	5,903	738,169
Gibson Energy, Inc.	11,946	228,629
Gildan Activewear, Inc.	6,833	232,730
Great-West Lifeco, Inc.	28,848	799,948
H&R REIT	37,425	374,235
Hydro One Ltd.(d)	22,718	617,344
iA Financial Corp., Inc.	8,640	454,089
IAMGOLD Corp.(a)	74,754	212,321
IGM Financial, Inc.	6,568	209,212
Imperial Oil Ltd.	13,249	670,510
Intact Financial Corp.	4,821	677,931
Keyera Corp.	19,477	485,687
Kinross Gold Corp.	133,620	678,529
Linamar Corp.	5,397	214,858
Loblaw Cos. Ltd.	12,243	1,125,680
Magna International, Inc.	29,589	1,792,403
Manulife Financial Corp.(c)	219,628	4,316,776
MEG Energy Corp.(a)	21,988	332,044
Methanex Corp.	5,034	253,620
Metro, Inc.	13,397	740,161
National Bank of Canada	19,074	1,339,008
Northland Power, Inc.	10,384	315,001
Nutrien Ltd.	31,643	3,125,552
Onex Corp.	5,385	325,236
Open Text Corp.	11,162	449,345
Parkland Corp.	15,969	455,936
Pembina Pipeline Corp.	40,081	1,524,461
Power Corp. of Canada	56,221	1,662,810
Quebecor, Inc., Class B	11,951	282,680
Restaurant Brands International, Inc.	10,174	584,226
RioCan REIT	25,789	484,282
Rogers Communications, Inc., Class B	25,626	1,403,159
Royal Bank of Canada	83,536	8,480,729
Saputo, Inc.	18,529	398,111
Shaw Communications, Inc., Class B	27,859	833,993
Shopify, Inc., Class A(a)	467	200,798

	Shares	Value

Canada-(continued)
SmartCentres REIT	10,235	$250,580
SNC-Lavalin Group, Inc.	14,178	316,940
SSR Mining, Inc.	12,368	273,479
Stantec, Inc.	4,227	195,036
Sun Life Financial, Inc.(c)	47,568	2,378,679
Suncor Energy, Inc.	146,661	5,299,327
TC Energy Corp.	66,161	3,517,578
Teck Resources Ltd., Class B	33,176	1,315,566
TELUS Corp.	27,907	701,796
TFI International, Inc.	2,824	228,342
Thomson Reuters Corp.	5,593	562,079
TMX Group Ltd.	2,475	253,281
Toronto-Dominion Bank (The)	105,127	7,632,514
Tourmaline Oil Corp.	10,228	529,466
Vermilion Energy, Inc.	17,161	336,090
West Fraser Timber Co. Ltd.	3,359	296,753
WSP Global, Inc.	3,955	463,627
Yamana Gold, Inc.	63,258	350,925

		113,898,749

Chile-0.06%
Antofagasta PLC(c)	20,213	388,152
Lundin Mining Corp.	36,940	339,037

		727,189

China-0.23%
AAC Technologies Holdings, Inc.	87,797	203,254
BOC Hong Kong Holdings Ltd.	284,313	1,025,699
Lenovo Group Ltd.	695,172	674,385
Tingyi Cayman Islands Holding Corp.	93,092	169,079
Wilmar International Ltd.	87,669	280,907
Xinyi Glass Holdings Ltd.	96,128	212,457

		2,565,781

Denmark-1.10%
AP Moller - Maersk A/S, Class A	213	597,801
AP Moller - Maersk A/S, Class B	282	809,146
Carlsberg A/S, Class B	4,921	622,868
Chr. Hansen Holding A/S	3,145	245,079
Coloplast A/S, Class B	3,101	418,673
Danske Bank A/S	79,605	1,206,792
DSV A/S	4,063	663,671
Genmab A/S(a)	712	251,157
ISS A/S(a)(c)	20,383	332,736
Jyske Bank A/S(a)	5,403	296,564
Novo Nordisk A/S, Class B	33,349	3,814,136
Novozymes A/S, Class B	5,179	359,829
Orsted A/S(c)(d)	7,986	898,005
Pandora A/S	4,960	430,194
Tryg A/S	11,370	269,503
Vestas Wind Systems A/S	44,077	1,133,959

		12,350,113

Finland-1.31%
Elisa OYJ	7,745	452,674
Fortum OYJ	44,426	730,664
Huhtamaki OYJ	6,282	235,465
Kesko OYJ, Class B	18,881	476,387
Kone OYJ, Class B	19,795	949,859
Neste OYJ	21,185	910,724
Nokia OYJ(a)	368,926	1,877,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Finland-(continued)
Nokian Renkaat OYJ	13,602	$182,936
Nordea Bank Abp	401,482	3,985,489
Orion OYJ, Class B	4,769	186,579
Outokumpu OYJ(c)	50,987	248,074
Sampo OYJ, Class A	36,156	1,742,267
Stora Enso OYJ, Class R	43,782	856,863
UPM-Kymmene OYJ(c)	38,729	1,330,316
Valmet OYJ	7,867	210,556
Wartsila OYJ Abp	43,001	343,293

		14,719,542

France-9.49%
Accor S.A.(a)	8,793	285,784
Aeroports de Paris(a)(c)	1,448	204,719
Air France-KLM(a)(c)	141,929	579,206
Air Liquide S.A.	21,323	3,681,267
Airbus SE(c)	21,127	2,297,510
Alstom S.A.(c)	29,153	634,639
Amundi S.A.(d)	4,393	262,102
Arkema S.A	5,493	619,942
Atos SE	22,173	536,459
AXA S.A.(c)	198,782	5,262,887
BNP Paribas S.A	129,744	6,654,079
Bollore SE	43,117	200,225
Bouygues S.A.(c)	35,958	1,235,458
Bureau Veritas S.A.	12,583	360,578
Capgemini SE	5,927	1,205,711
Carrefour S.A.	110,491	2,342,216
CGG S.A.(a)	258,327	298,514
Cie de Saint-Gobain	46,354	2,697,500
Cie Generale des Etablissements Michelin S.C.A.	16,295	2,014,460
CNP Assurances(c)	19,734	434,480
Covivio	3,509	247,937
Credit Agricole S.A	185,513	1,991,186
Danone S.A.(c)	48,335	2,905,778
Dassault Systemes SE	7,755	344,979
Edenred	7,675	384,708
Eiffage S.A	8,837	866,879
Electricite de France S.A	159,980	1,446,595
Elis S.A.(a)	15,121	215,205
ENGIE S.A.(c)	201,397	2,365,774
EssilorLuxottica S.A	9,845	1,670,172
Eurazeo SE(c)	3,495	267,591
Eutelsat Communications S.A	22,875	254,296
Faurecia SE(c)	23,131	498,339
Gecina S.A	4,031	451,609
Getlink SE	17,242	314,953
Hermes International	324	398,651
Kering S.A	2,027	1,076,648
Klepierre S.A.(c)	20,975	498,098
Legrand S.A.	10,431	920,768
L’Oreal S.A.(c)	5,530	2,011,818
LVMH Moet Hennessy Louis Vuitton SE(c)	5,165	3,305,061
Orange S.A.	293,914	3,500,567
Orpea S.A.(c)	7,884	279,877
Pernod Ricard S.A.	6,850	1,411,339
Publicis Groupe S.A.	17,847	1,068,288
Renault S.A.(a)(c)	55,498	1,345,083
Rexel S.A	30,900	634,071

	Shares	Value

France-(continued)
Rubis S.C.A	10,121	$269,107
Safran S.A	16,003	1,703,160
Sanofi(c)	81,069	8,532,598
Schneider Electric SE	23,083	3,287,575
SCOR SE	20,340	571,791
SEB S.A	1,983	237,745
Societe Generale S.A.	146,565	3,482,268
Sodexo S.A.	8,993	674,306
SPIE S.A.	10,948	256,959
Technip Energies N.V.(a)	20,144	244,557
Teleperformance	1,444	516,289
Thales S.A	7,165	917,842
TotalEnergies SE	315,267	15,533,711
Ubisoft Entertainment S.A.(a)(c)	5,360	242,010
Unibail-Rodamco-Westfield(a)(c)	15,486	1,097,063
Valeo(c)	39,519	712,635
Veolia Environnement S.A	54,204	1,562,296
Vinci S.A.	37,233	3,592,397
Vivendi SE(c)	29,018	332,738
Worldline S.A.(a)(d)	12,861	504,094

		106,755,147

Germany-8.94%
Aareal Bank AG	8,003	272,488
adidas AG	7,225	1,471,576
Allianz SE	40,459	9,227,899
Aroundtown S.A	105,493	533,969
Aurubis AG	3,826	440,556
BASF SE	105,427	5,606,612
Bayer AG	96,131	6,336,255
Bayerische Motoren Werke AG	44,547	3,689,567
Bayerische Motoren Werke AG, Preference Shares	7,847	584,854
Beiersdorf AG	3,418	345,510
Brenntag SE	10,122	789,547
Commerzbank AG(a)	181,956	1,205,858
Continental AG(a)	17,376	1,210,200
Covestro AG(d)	22,511	980,554
Daimler Truck Holding AG(a)	45,921	1,240,786
Deutsche Bank AG(a)	291,464	2,976,520
Deutsche Boerse AG	6,280	1,101,090
Deutsche Lufthansa AG(a)(c)	108,858	821,449
Deutsche Post AG	76,864	3,318,109
Deutsche Telekom AG	349,047	6,429,323
E.ON SE	200,807	2,103,585
Evonik Industries AG	20,951	554,026
Freenet AG	14,575	402,086
Fresenius Medical Care AG & Co. KGaA	20,970	1,314,950
Fresenius SE & Co. KGaA	50,916	1,815,528
GEA Group AG	9,154	359,618
Hannover Rueck SE	3,743	587,958
HeidelbergCement AG	20,954	1,221,546
Henkel AG & Co. KGaA	8,099	517,769
Henkel AG & Co. KGaA, Preference Shares	13,962	903,785
HOCHTIEF AG	3,799	231,501
HUGO BOSS AG	3,585	203,698
Infineon Technologies AG	36,560	1,058,719
K+S AG	14,393	487,967
KION Group AG	5,289	298,279
Knorr-Bremse AG	3,722	268,339

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Germany-(continued)
LANXESS AG	10,569	$415,569
LEG Immobilien SE	4,385	451,493
Mercedes-Benz Group AG	105,528	7,470,028
Merck KGaA	3,872	718,045
MTU Aero Engines AG	2,028	410,138
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	12,449	2,978,921
Porsche Automobil Holding SE, Preference Shares	8,367	702,081
ProSiebenSat.1 Media SE	26,374	306,473
Puma SE	2,330	173,734
Rheinmetall AG	4,547	1,027,773
RWE AG	49,233	2,056,240
Salzgitter AG(a)	7,286	306,071
SAP SE	42,378	4,370,996
Siemens AG	45,723	5,681,176
Siemens Energy AG	69,708	1,349,633
Siemens Healthineers AG(d)	7,963	430,613
Symrise AG	3,594	430,145
TAG Immobilien AG	9,550	192,025
Telefonica Deutschland Holding AG	121,225	366,906
thyssenkrupp AG(a)	109,592	853,232
TUI AG(a)(c)	188,155	528,741
Uniper SE	9,530	246,516
United Internet AG	8,579	278,119
Volkswagen AG	5,565	1,228,171
Volkswagen AG, Preference Shares	31,354	4,926,475
Vonovia SE	41,062	1,641,923
Zalando SE(a)(d)	5,660	224,489

		100,677,802

Hong Kong-1.02%
AIA Group Ltd.	414,931	4,054,280
CK Asset Holdings Ltd.	93,159	630,741
CK Hutchison Holdings Ltd.	89,070	623,642
CLP Holdings Ltd.	52,770	513,750
Hang Seng Bank Ltd.	26,595	469,651
Henderson Land Development Co. Ltd.(c)	54,118	218,219
Hong Kong & China Gas Co. Ltd. (The)	281,112	309,745
Hong Kong Exchanges & Clearing Ltd.	15,416	653,866
Hongkong Land Holdings Ltd.	41,286	192,201
Jardine Matheson Holdings Ltd.	4,669	246,735
Link REIT	104,104	897,739
MTR Corp. Ltd.	53,817	285,655
New World Development Co. Ltd.	66,140	252,941
Power Assets Holdings Ltd.	37,446	251,625
Sun Hung Kai Properties Ltd.	76,749	884,335
Techtronic Industries Co. Ltd.	25,642	342,374
WH Group Ltd.	548,811	377,780
Wharf Real Estate Investment Co. Ltd.	56,213	263,635

		11,468,914

Ireland-0.45%
Bank of Ireland Group PLC(a)	98,421	594,795
CRH PLC	60,405	2,389,843
Flutter Entertainment PLC(a)	5,172	518,811
Kerry Group PLC, Class A	4,958	547,721
Kingspan Group PLC	3,398	311,486
Smurfit Kappa Group PLC	17,156	719,207

		5,081,863

	Shares	Value

Israel-0.34%
Bank Hapoalim BM	68,381	$632,606
Bank Leumi Le-Israel BM	77,045	807,503
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	149,196	236,553
ICL Group Ltd.	32,727	362,564
Israel Discount Bank Ltd., Class A	60,402	356,446
Mizrahi Tefahot Bank Ltd.	6,610	244,382
Teva Pharmaceutical Industries Ltd.(a)(c)	132,975	1,169,426

		3,809,480

Italy-2.92%
A2A S.p.A.(c)	213,764	364,388
AMCO - Asset Management Co. S.p.A., Class B(b)(c)	1,480	0
Assicurazioni Generali S.p.A.(c)	149,240	2,816,477
Atlantia S.p.A.(a)	48,402	1,149,045
Azimut Holding S.p.A.	9,348	196,799
Banco BPM S.p.A.(c)	233,557	727,487
BPER Banca(c)	180,213	297,082
Coca-Cola HBC AG	12,534	253,023
Enel S.p.A.	987,238	6,380,582
Eni S.p.A.	391,643	5,495,541
Ferrari N.V.	1,706	359,848
FinecoBank Banca Fineco S.p.A.	15,861	218,508
Hera S.p.A.(c)	86,406	321,410
Intesa Sanpaolo S.p.A.(c)	2,197,892	4,420,051
Italgas S.p.A.(c)	44,691	288,518
Leonardo S.p.A.(a)	93,143	965,318
Mediobanca Banca di Credito Finanziario S.p.A.	66,004	656,272
Moncler S.p.A.	3,554	184,595
Pirelli & C S.p.A.(c)(d)	46,301	227,056
Poste Italiane S.p.A.(d)	55,162	535,554
Prysmian S.p.A.	19,605	635,609
Saipem S.p.A.(a)(c)	206,624	233,697
Snam S.p.A.	168,775	926,190
Telecom Italia S.p.A.(c)	3,140,193	910,389
Telecom Italia S.p.A., RSP	1,732,767	477,716
Terna Rete Elettrica Nazionale S.p.A.(c)	86,287	702,836
UniCredit S.p.A.(c)	306,056	2,791,288
Unipol Gruppo S.p.A.	67,963	367,443

		32,902,722

Japan-18.66%
Advantest Corp.	4,240	292,404
Aeon Co. Ltd.	48,646	925,157
AGC, Inc.	22,214	835,697
Aisin Corp.	15,375	447,062
Ajinomoto Co., Inc.	25,406	662,381
Alps Alpine Co. Ltd.	42,611	375,631
Amada Co. Ltd.	27,471	214,155
ANA Holdings, Inc.(a)	16,528	311,925
Aozora Bank Ltd.	13,177	263,815
Asahi Group Holdings Ltd.	31,348	1,172,396
Asahi Kasei Corp.	73,372	604,812
Astellas Pharma, Inc.	73,859	1,127,610
Bandai Namco Holdings, Inc.	9,149	623,653
Bridgestone Corp.	30,410	1,114,888
Brother Industries Ltd.	13,857	241,274
Canon, Inc.	89,536	2,060,780
Casio Computer Co. Ltd.	20,842	214,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Japan-(continued)
Central Japan Railway Co.	12,321	$1,557,096
Chiba Bank Ltd. (The)	43,104	248,187
Chubu Electric Power Co., Inc.	39,370	398,684
Chugai Pharmaceutical Co. Ltd.	14,021	421,481
COMSYS Holdings Corp.	10,538	219,688
Concordia Financial Group Ltd.	66,986	244,037
Credit Saison Co. Ltd.	18,714	210,193
Dai Nippon Printing Co. Ltd.	13,439	281,304
Daifuku Co. Ltd.	3,470	214,547
Dai-ichi Life Holdings, Inc.	80,913	1,626,566
Daiichi Sankyo Co. Ltd.	54,588	1,374,391
Daikin Industries Ltd.	9,883	1,522,136
Daito Trust Construction Co. Ltd.	4,700	453,120
Daiwa House Industry Co. Ltd.	29,225	707,055
Daiwa House REIT Investment Corp.	96	233,405
Daiwa Securities Group, Inc.	121,891	597,358
Denso Corp.	33,469	2,045,863
Dentsu Group, Inc.	13,909	503,551
Disco Corp.	844	208,369
Dowa Holdings Co. Ltd.	5,866	250,831
East Japan Railway Co.	28,802	1,512,365
Ebara Corp.	7,066	326,923
Eisai Co. Ltd.	16,476	718,813
Electric Power Development Co. Ltd.	17,739	244,671
ENEOS Holdings, Inc.	330,893	1,161,858
FANUC Corp.	8,391	1,299,952
Fast Retailing Co. Ltd.	1,432	657,299
Fuji Electric Co. Ltd.	9,431	416,135
FUJIFILM Holdings Corp.	21,295	1,178,983
Fujitsu Ltd.	11,884	1,682,910
Fukuoka Financial Group, Inc.	12,850	234,950
GLP J-Reit	148	199,113
Hankyu Hanshin Holdings, Inc.	10,241	270,791
Hino Motors Ltd.	34,082	176,601
Hirose Electric Co. Ltd.	1,536	195,927
Hitachi Construction Machinery Co. Ltd.	11,783	267,468
Hitachi Ltd.	74,209	3,461,379
Hitachi Metals Ltd.(a)	14,273	223,415
Honda Motor Co. Ltd.	100,959	2,655,343
Hoya Corp.	6,440	642,677
Hulic Co. Ltd.	30,166	254,878
Ibiden Co. Ltd.	4,654	176,615
Idemitsu Kosan Co. Ltd.	21,761	571,906
IHI Corp.	23,160	525,094
Iida Group Holdings Co. Ltd.	13,123	210,479
Inpex Corp.	132,340	1,564,872
Isetan Mitsukoshi Holdings Ltd.(c)	47,381	351,235
Isuzu Motors Ltd.	46,506	542,486
ITOCHU Corp.	57,562	1,744,211
J. Front Retailing Co. Ltd.	35,915	269,036
Japan Airlines Co. Ltd.(a)	17,623	291,506
Japan Exchange Group, Inc.	25,357	380,903
Japan Metropolitan Fund Investment Corp.	377	300,587
Japan Post Bank Co. Ltd.	72,336	548,271
Japan Post Holdings Co. Ltd.	329,036	2,309,566
Japan Post Insurance Co. Ltd.	22,713	369,025
Japan Real Estate Investment Corp.	67	324,358
Japan Tobacco, Inc.	111,754	1,915,055
JFE Holdings, Inc.	115,213	1,420,812
JGC Holdings Corp.	27,043	307,876

	Shares	Value

Japan-(continued)
JSR Corp.	10,252	$279,982
JTEKT Corp.	25,242	176,004
Kajima Corp.	23,883	266,730
Kansai Electric Power Co., Inc. (The)	42,792	376,527
Kansai Paint Co. Ltd.	10,938	151,485
Kao Corp.	32,520	1,309,958
Kawasaki Heavy Industries Ltd.	35,365	628,219
Kawasaki Kisen Kaisha Ltd.	6,008	311,972
KDDI Corp.	90,395	3,002,063
Keio Corp.	6,210	238,757
Keisei Electric Railway Co. Ltd.(c)	7,756	190,673
Keyence Corp.	2,194	886,652
Kikkoman Corp.(c)	4,198	236,388
Kintetsu Group Holdings Co. Ltd.	8,846	254,401
Kirin Holdings Co. Ltd.	51,136	752,197
Kobe Steel Ltd.	88,756	388,157
Koito Manufacturing Co. Ltd.	8,591	315,998
Komatsu Ltd.	70,917	1,593,592
Konica Minolta, Inc.	115,562	404,007
Kubota Corp.	64,782	1,105,194
Kuraray Co. Ltd.	36,398	291,908
Kurita Water Industries Ltd.	6,156	211,810
Kyocera Corp.	21,765	1,152,927
Kyowa Kirin Co. Ltd.	10,104	212,531
Kyushu Electric Power Co., Inc.	34,851	219,831
Kyushu Railway Co.	16,802	330,429
Lawson, Inc.	5,993	220,644
Lion Corp.	18,288	188,670
Lixil Corp.	20,019	352,944
Makita Corp.	14,242	423,842
Marubeni Corp.(c)	112,965	1,240,296
Marui Group Co. Ltd.	14,221	245,549
MatsukiyoCocokara & Co.	7,442	247,282
Mazda Motor Corp.	90,098	643,509
Mebuki Financial Group, Inc.	104,424	211,169
MEIJI Holdings Co. Ltd.	9,509	475,585
MINEBEA MITSUMI, Inc.	26,246	507,332
MISUMI Group, Inc.	7,880	198,532
Mitsubishi Chemical Holdings Corp.(c)	123,011	752,915
Mitsubishi Corp.	94,771	3,185,448
Mitsubishi Electric Corp.	106,355	1,119,747
Mitsubishi Estate Co. Ltd.	73,390	1,064,772
Mitsubishi Gas Chemical Co., Inc.	24,844	365,725
Mitsubishi HC Capital, Inc.	47,904	215,830
Mitsubishi Heavy Industries Ltd.	38,540	1,319,272
Mitsubishi Materials Corp.	17,438	273,630
Mitsubishi Motors Corp.(a)	141,618	355,829
Mitsubishi UFJ Financial Group, Inc.	1,259,853	7,334,880
Mitsui & Co. Ltd.	83,905	2,039,987
Mitsui Chemicals, Inc.	20,054	458,983
Mitsui Fudosan Co. Ltd.	58,271	1,231,598
Mitsui Mining & Smelting Co. Ltd.	10,496	267,342
Mitsui OSK Lines Ltd.	25,662	598,341
Mizuho Financial Group, Inc.	191,780	2,336,560
MS&AD Insurance Group Holdings, Inc.	26,869	804,867
Murata Manufacturing Co. Ltd.	24,678	1,479,940
Nabtesco Corp.	9,028	206,596
Nagoya Railroad Co. Ltd.	12,444	200,553
NEC Corp.	20,965	814,182
NGK Insulators Ltd.	20,497	276,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Japan-(continued)
NGK Spark Plug Co. Ltd.	17,974	$276,319
NH Foods Ltd.	9,983	316,303
Nichirei Corp.	9,958	183,060
Nidec Corp.	11,561	758,607
Nikon Corp.	41,565	470,120
Nintendo Co. Ltd.	3,694	1,705,242
Nippon Building Fund, Inc.	75	389,210
Nippon Electric Glass Co. Ltd.	12,061	244,180
Nippon Prologis REIT, Inc.	74	205,648
Nippon Steel Corp.	136,698	2,183,517
Nippon Telegraph & Telephone Corp.	114,933	3,400,886
Nippon Yusen K.K	10,043	721,843
Nissan Chemical Corp.	4,610	244,701
Nissan Motor Co. Ltd.(a)	357,561	1,420,347
Nissin Foods Holdings Co. Ltd.	3,384	236,379
Nitori Holdings Co. Ltd.	2,938	299,392
Nitto Denko Corp.	11,953	803,924
Nomura Holdings, Inc.	247,371	948,409
Nomura Real Estate Holdings, Inc.	11,442	277,915
Nomura Real Estate Master Fund, Inc.	236	295,916
Nomura Research Institute Ltd.	7,384	209,580
NSK Ltd.	87,235	482,622
NTT Data Corp.	37,460	691,519
Obayashi Corp.	45,401	313,368
Odakyu Electric Railway Co. Ltd.(c)	15,204	231,156
Oji Holdings Corp.	62,075	294,086
Olympus Corp.	24,956	442,762
Omron Corp.	8,867	526,254
Ono Pharmaceutical Co. Ltd.	19,086	490,998
Oriental Land Co. Ltd.	1,805	272,130
ORIX Corp.	85,750	1,566,882
ORIX JREIT, Inc.	166	223,074
Osaka Gas Co. Ltd.	19,422	351,533
Otsuka Corp.	7,404	243,470
Otsuka Holdings Co. Ltd.	17,964	603,853
Pan Pacific International Holdings Corp.	21,728	337,257
Panasonic Holdings Corp.	131,980	1,178,316
Persol Holdings Co. Ltd.	12,750	254,016
Rakuten Group, Inc.(c)	48,127	339,819
Recruit Holdings Co. Ltd.	33,834	1,250,127
Renesas Electronics Corp.(a)	37,647	403,751
Resona Holdings, Inc.	212,697	924,529
Ricoh Co. Ltd.	57,970	424,491
Rohm Co. Ltd.	5,965	420,593
Ryohin Keikaku Co. Ltd.	16,596	149,265
Santen Pharmaceutical Co. Ltd.	24,844	203,311
SBI Holdings, Inc.	22,763	510,282
Secom Co. Ltd.	11,110	785,069
Sega Sammy Holdings, Inc.	12,263	218,107
Seibu Holdings, Inc.	25,152	250,827
Seiko Epson Corp.	25,921	362,556
Sekisui Chemical Co. Ltd.	19,203	259,776
Sekisui House Ltd.	41,879	723,467
Seven & i Holdings Co. Ltd.	42,642	1,881,962
SG Holdings Co. Ltd.	16,736	295,385
Sharp Corp.	31,330	265,124
Shimadzu Corp.	9,195	302,797
Shimamura Co. Ltd.	2,658	236,100
Shimano, Inc.	1,939	339,433
Shimizu Corp.	47,493	249,879

	Shares	Value

Japan-(continued)
Shin-Etsu Chemical Co. Ltd.	16,431	$2,269,100
Shionogi & Co. Ltd.	10,801	606,160
Shiseido Co. Ltd.	12,034	568,052
Shizuoka Bank Ltd. (The)	37,338	242,368
Showa Denko K.K.	32,425	629,864
Skylark Holdings Co. Ltd.(c)	17,587	209,208
SMC Corp.	1,510	731,064
Softbank Corp.	222,252	2,587,033
SoftBank Group Corp.	188,345	7,616,316
Sojitz Corp.	24,833	380,185
Sompo Holdings, Inc.	25,309	1,032,402
Sony Group Corp.	58,211	5,011,624
Stanley Electric Co. Ltd.	12,661	218,331
Subaru Corp.	56,824	856,313
SUMCO Corp.	17,494	253,597
Sumitomo Chemical Co. Ltd.	158,025	670,359
Sumitomo Corp.(c)	61,731	980,718
Sumitomo Electric Industries Ltd.	45,376	487,973
Sumitomo Forestry Co. Ltd.	12,356	190,012
Sumitomo Heavy Industries Ltd.	10,896	230,563
Sumitomo Metal Mining Co. Ltd.	16,304	709,707
Sumitomo Mitsui Financial Group, Inc.	154,136	4,647,741
Sumitomo Mitsui Trust Holdings, Inc.(c)	22,435	696,165
Sumitomo Realty & Development Co. Ltd.	22,561	596,172
Sumitomo Rubber Industries Ltd.	25,030	216,980
Suntory Beverage & Food Ltd.	9,475	376,829
Suzuki Motor Corp.	31,152	935,942
Sysmex Corp.	4,930	319,830
T&D Holdings, Inc.	68,572	881,529
Taisei Corp.	15,239	413,901
Taiyo Yuden Co. Ltd.	5,622	222,252
Takashimaya Co. Ltd.	23,170	210,767
Takeda Pharmaceutical Co. Ltd.	157,086	4,564,557
TDK Corp.	26,990	844,458
Teijin Ltd.	19,374	208,235
Terumo Corp.	22,040	659,924
THK Co. Ltd.	9,898	197,112
TIS, Inc.	13,304	299,947
Tobu Railway Co. Ltd.	9,603	216,186
Toho Gas Co. Ltd.	10,650	250,642
Tohoku Electric Power Co., Inc.	65,340	364,121
Tokio Marine Holdings, Inc.	35,783	1,934,226
Tokyo Electric Power Co. Holdings, Inc.(a)	256,297	886,238
Tokyo Electron Ltd.	3,601	1,530,129
Tokyo Gas Co. Ltd.	33,615	646,303
Tokyu Corp.	21,853	267,645
Tokyu Fudosan Holdings Corp.	46,534	242,325
Toppan, Inc.	18,823	311,831
Toray Industries, Inc.	125,192	596,359
Toshiba Corp.	30,337	1,269,700
Tosoh Corp.	18,268	252,188
TOTO Ltd.	9,092	306,379
Toyo Suisan Kaisha Ltd.	6,325	195,520
Toyota Industries Corp.	7,659	458,501
Toyota Motor Corp.	761,968	13,005,452
Toyota Tsusho Corp.	14,703	530,684
Trend Micro, Inc.	5,667	316,242
Tsuruha Holdings, Inc.	3,692	189,207
Unicharm Corp.	10,873	378,821
United Urban Investment Corp.	220	240,168

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Japan-(continued)
West Japan Railway Co.	26,826	$1,000,421
Yakult Honsha Co. Ltd.	5,610	290,979
Yamada Holdings Co. Ltd.(a)(c)	161,935	483,214
Yamaha Corp.	7,007	269,408
Yamaha Motor Co. Ltd.	33,435	691,378
Yamato Holdings Co. Ltd.	24,707	464,178
Yaskawa Electric Corp.	8,354	285,495
Yokogawa Electric Corp.	17,393	278,479
Z Holdings Corp.	130,588	515,837

		209,992,109

Jordan-0.02%
Hikma Pharmaceuticals PLC	8,485	199,447

Luxembourg-0.29%
Aperam S.A	4,656	178,751
ArcelorMittal S.A.	95,810	2,796,830
Eurofins Scientific SE	2,718	252,588

		3,228,169

Macau-0.07%
Galaxy Entertainment Group Ltd.	78,882	450,627
Sands China Ltd.(a)	177,077	388,806

		839,433

Mongolia-0.03%
Turquoise Hill Resources Ltd.(a)	12,999	356,492

Netherlands-5.03%
Aalberts N.V.	4,705	226,824
ABN AMRO Bank N.V., CVA(c)(d)	92,009	1,147,704
Aegon N.V	445,640	2,305,380
Akzo Nobel N.V	14,045	1,211,800
ASM International N.V	688	205,449
ASML Holding N.V.(c)	3,736	2,113,713
ASR Nederland N.V.	16,367	740,652
EXOR N.V.	10,333	711,376
Heineken Holding N.V.	5,233	407,882
Heineken N.V.(c)	11,243	1,096,564
ING Groep N.V.(c)	515,589	4,824,987
Koninklijke Ahold Delhaize N.V.(c)	107,792	3,184,188
Koninklijke DSM N.V	6,494	1,087,680
Koninklijke KPN N.V.(c)	286,215	989,928
Koninklijke Philips N.V.	70,260	1,843,197
Koninklijke Vopak N.V.(c)	6,216	166,471
NN Group N.V	30,784	1,504,183
PostNL N.V.(c)	62,054	203,042
Prosus N.V.	9,995	481,966
Randstad N.V.	13,741	726,610
SBM Offshore N.V.	17,037	246,982
Shell PLC	1,098,991	29,699,308
Signify N.V.	11,390	480,922
Universal Music Group N.V.	11,432	264,484
Wolters Kluwer N.V.	7,772	786,140

		56,657,432

Norway-0.66%
Aker BP ASA	8,805	317,617
DNB Bank ASA	45,258	889,433
Equinor ASA	78,253	2,684,661
Gjensidige Forsikring ASA	10,775	232,815
Mowi ASA	31,947	911,870
Norsk Hydro ASA	94,460	801,668

	Shares	Value

Norway-(continued)
Orkla ASA	45,763	$375,081
Storebrand ASA	43,636	383,551
Telenor ASA	56,716	805,661

		7,402,357

Poland-0.15%
Bank Polska Kasa Opieki S.A	15,613	342,338
KGHM Polska Miedz S.A.	10,040	324,250
Polski Koncern Naftowy ORLEN S.A	22,938	386,021
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	54,044	395,735
Powszechny Zaklad Ubezpieczen S.A.	42,533	291,994

		1,740,338

Portugal-0.28%
Banco Comercial Portugues S.A., Class R(a)	1,149,317	175,224
EDP - Energias de Portugal S.A.	330,961	1,540,852
Galp Energia SGPS S.A.	78,275	955,099
Jeronimo Martins SGPS S.A.	21,534	446,752

		3,117,927

Russia-0.00%
Evraz PLC(b)	48,360	0
Raspadskaya OJSC(b)	546	0

		0

Singapore-0.76%
Ascendas REIT	181,829	374,938
CapitaLand Integrated Commercial Trust	250,193	419,247
CapitaLand Investment Ltd.(a)	105,822	321,855
ComfortDelGro Corp. Ltd.	205,401	216,641
DBS Group Holdings Ltd.	91,539	2,220,474
Genting Singapore Ltd.	400,447	233,220
Oversea-Chinese Banking Corp. Ltd.	114,892	1,020,251
Singapore Airlines Ltd.(a)(c)	107,233	423,613
Singapore Technologies Engineering Ltd.	82,160	242,360
Singapore Telecommunications Ltd.	538,717	1,072,366
STMicroelectronics N.V	17,008	629,925
United Overseas Bank Ltd.	52,793	1,133,094
Venture Corp. Ltd.	18,629	229,671

		8,537,655

South Africa-0.28%
Anglo American PLC	70,609	3,128,453

South Korea-4.41%
Amorepacific Corp.	1,378	194,266
Amorepacific Corp., Preference Shares	517	31,026
Celltrion, Inc.	1,646	228,348
CJ CheilJedang Corp.	686	214,276
CJ CheilJedang Corp., Preference Shares	117	16,478
Doosan Enerbility(a)	24,453	389,810
E-MART, Inc.	2,254	233,264
GS Engineering & Construction Corp.	10,754	355,048
Hana Financial Group, Inc.	21,872	814,687
Hanwha Solutions Corp.(a)	10,870	271,514
Hyundai Engineering & Construction Co. Ltd.	15,325	534,460
Hyundai Glovis Co. Ltd.	2,357	386,156
Hyundai Mobis Co. Ltd.	6,204	1,013,380
Hyundai Motor Co.	12,394	1,800,875
Hyundai Motor Co., First Pfd	1,929	143,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

South Korea-(continued)
Hyundai Motor Co., Second Pfd.	3,099	$231,894
Hyundai Steel Co.	12,302	416,745
Industrial Bank of Korea	27,143	240,461
KB Financial Group, Inc.	31,613	1,460,965
Kia Corp.	30,326	1,995,010
Korea Electric Power Corp.(a)(c)	27,397	496,398
Korea Gas Corp.	7,797	251,260
Korea Investment Holdings Co. Ltd.	3,857	214,532
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	5,729	412,049
Korea Zinc Co. Ltd.	826	376,699
Korean Air Lines Co. Ltd.(a)	14,931	352,965
KT&G Corp.	8,252	541,766
LG Chem Ltd.	2,502	1,005,001
LG Chem Ltd., Preference Shares	391	76,479
LG Corp.	7,624	439,890
LG Display Co. Ltd.(c)	63,260	830,964
LG Electronics, Inc.	16,472	1,495,999
LG Electronics, Inc., Preference Shares	2,632	120,711
LG Household & Health Care Ltd.	388	275,813
LG Household & Health Care Ltd., Preference Shares	94	36,828
LG Innotek Co. Ltd.	890	242,037
LG Uplus Corp.	23,017	254,813
LOTTE Chemical Corp.	2,286	352,350
Meritz Fire & Marine Insurance Co. Ltd.	8,254	289,995
NAVER Corp.	1,852	418,927
NCSoft Corp.	615	205,088
POSCO Holdings, Inc.	7,926	1,796,020
Posco International Corp.	19,053	371,147
Samsung C&T Corp.	5,666	513,506
Samsung Electro-Mechanics Co. Ltd.	3,350	433,562
Samsung Electronics Co. Ltd.	278,604	14,803,377
Samsung Electronics Co. Ltd., Preference Shares	48,760	2,277,020
Samsung Engineering Co. Ltd.(a)	13,485	275,141
Samsung Fire & Marine Insurance Co. Ltd.	1,824	299,900
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	151	19,489
Samsung Heavy Industries Co. Ltd.(a)	62,676	298,442
Samsung Life Insurance Co. Ltd.	5,625	287,760
Samsung SDI Co. Ltd.	1,374	654,347
Samsung SDI Co. Ltd., Preference Shares	36	8,572
Samsung SDS Co. Ltd.	1,897	221,215
Samsung Securities Co. Ltd.	7,256	226,983
Shinhan Financial Group Co. Ltd.	28,359	942,066
Shinsegae, Inc.	1,097	214,409
SK Hynix, Inc.	33,261	2,897,789
SK Innovation Co. Ltd.(a)	7,618	1,207,072
SK Telecom Co. Ltd.(c)	8,604	387,406
SK, Inc.(c)	3,462	724,530
S-Oil Corp.	5,599	455,393
Woori Financial Group, Inc.	57,516	663,214

		49,641,119

Spain-3.11%
Acciona S.A.	2,033	397,413
Acerinox S.A.	23,088	243,311
ACS Actividades de Construccion y Servicios S.A.(c)	37,143	948,481

	Shares	Value

Spain-(continued)
Aena SME S.A.(a)(d)	3,182	$449,740
Amadeus IT Group S.A.(a)	11,886	741,131
Banco Bilbao Vizcaya Argentaria S.A.(c)	877,156	4,615,546
Banco de Sabadell S.A.	1,152,777	880,059
Banco Santander S.A.(c)	1,931,724	5,660,501
Bankinter S.A.	52,989	312,894
CaixaBank S.A.(c)	359,587	1,147,522
Cellnex Telecom S.A.(d)	10,032	468,921
Enagas S.A.	25,405	548,620
Endesa S.A.(c)	40,924	860,737
Ferrovial S.A.	21,905	559,264
Grifols S.A.(c)	25,755	428,520
Grifols S.A., Class B, Preference Shares	19,302	209,429
Iberdrola S.A.	540,656	6,177,386
Industria de Diseno Textil S.A.(c)	50,657	1,062,275
Inmobiliaria Colonial SOCIMI S.A.	26,599	222,418
Mapfre S.A.	113,539	207,352
Merlin Properties SOCIMI S.A.	30,202	325,680
Naturgy Energy Group S.A.(c)	33,150	993,218
Red Electrica Corp. S.A.	34,539	694,014
Repsol S.A.	249,174	3,738,720
Telefonica S.A.	638,502	3,106,883

		35,000,035

Sweden-2.50%
Alfa Laval AB(c)	13,100	364,566
Assa Abloy AB, Class B(c)	33,015	835,123
Atlas Copco AB, Class A(c)	18,931	859,591
Atlas Copco AB, Class B(c)	11,132	441,123
BillerudKorsnas AB	17,803	274,880
Boliden AB(c)	18,796	824,051
Castellum AB	15,942	314,189
Dometic Group AB(c)(d)	22,416	191,709
Electrolux AB, Class B(c)	29,245	447,455
Epiroc AB, Class A(c)	16,065	327,585
Epiroc AB, Class B	9,610	167,123
Essity AB, Class B	41,087	1,094,999
Fabege AB	15,310	185,156
Fastighets AB Balder, Class B(a)	3,960	196,866
Getinge AB, Class B(c)	6,462	187,863
H & M Hennes & Mauritz AB, Class B(c)	77,224	973,986
Hexagon AB, Class B(c)	44,436	576,077
Holmen AB, Class B	5,154	298,544
Husqvarna AB, Class A	1,427	13,655
Husqvarna AB, Class B	24,466	234,680
Industrivarden AB, Class A(c)	16,862	432,645
Industrivarden AB, Class C(c)	12,668	319,517
Investor AB, Class A(c)	31,957	668,425
Investor AB, Class B(c)	112,204	2,161,374
Kinnevik AB, Class A(a)	942	20,597
Kinnevik AB, Class B(a)(c)	15,456	303,107
Lundin Energy AB(c)	9,579	397,346
Saab AB, Class B	9,552	404,721
Sandvik AB(c)	47,157	889,053
Securitas AB, Class B(c)	44,106	520,495
Skandinaviska Enskilda Banken AB, Class A	125,056	1,402,119
Skandinaviska Enskilda Banken AB, Class C	1,838	22,420
Skanska AB, Class B	24,402	466,505
SKF AB, Class B	36,500	593,921
SSAB AB, Class A	27,633	176,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

Sweden-(continued)
SSAB AB, Class B	75,109	$443,620
Svenska Cellulosa AB S.C.A., Class A	1,047	20,510
Svenska Cellulosa AB S.C.A., Class B(c)	28,942	562,676
Svenska Handelsbanken AB, Class A	152,682	1,543,180
Svenska Handelsbanken AB, Class B(c)	3,700	41,693
Swedbank AB, Class A	103,362	1,635,393
Swedish Match AB(c)	55,460	443,123
Tele2 AB, Class B(c)	36,149	478,420
Telefonaktiebolaget LM Ericsson, Class A	1,771	14,922
Telefonaktiebolaget LM Ericsson, Class B	151,097	1,216,552
Telia Co. AB(c)	334,591	1,389,641
Trelleborg AB, Class B(c)	16,346	357,212
Volvo AB, Class A	18,257	298,041
Volvo AB, Class B(c)	134,627	2,142,274

		28,175,113

Switzerland-4.89%
ABB Ltd.	81,352	2,442,193
Adecco Group AG	20,656	801,060
Alcon, Inc.	13,807	981,723
Baloise Holding AG	3,450	600,409
Barry Callebaut AG	142	327,937
Chocoladefabriken Lindt & Spruengli AG	3	356,110
Chocoladefabriken Lindt & Spruengli AG, PC	27	302,743
Cie Financiere Richemont S.A	16,297	1,898,510
Clariant AG(c)	16,411	278,929
Credit Suisse Group AG(c)	406,158	2,752,576
Dufry AG(a)	6,428	258,176
Geberit AG	994	568,416
Georg Fischer AG	4,280	232,572
Givaudan S.A.(c)	252	1,003,569
Helvetia Holding AG	2,750	353,354
Holcim AG	57,454	2,816,124
Julius Baer Group Ltd.	13,273	636,040
Kuehne + Nagel International AG, Class R(c)	2,270	637,910
Logitech International S.A., Class R(c)	4,122	267,677
Lonza Group AG	1,201	706,628
Novartis AG	102,160	9,057,385
Partners Group Holding AG	410	435,391
PSP Swiss Property AG	2,264	286,231
Roche Holding AG	28,115	10,435,387
Roche Holding AG, BR	1,037	417,410
Schindler Holding AG	874	168,634
Schindler Holding AG, PC	1,839	354,998
SGS S.A	264	679,423
SIG Group AG(a)	15,176	318,701
Sika AG	2,529	770,678
Sonova Holding AG, Class A	1,113	401,611
Swatch Group AG (The)	3,199	157,833
Swatch Group AG (The), BR(c)	2,091	541,144
Swiss Life Holding AG	3,205	1,874,136
Swiss Prime Site AG	3,197	313,557
Swisscom AG(c)	2,022	1,200,137
UBS Group AG	280,001	4,747,427
Vifor Pharma AG	1,661	296,676
Zurich Insurance Group AG	9,662	4,404,141

		55,083,556

	Shares	Value

Turkey-0.02%
Eldorado Gold Corp.(a)	19,741	$192,768

United Kingdom-11.37%
3i Group PLC	49,634	808,639
abrdn PLC	118,369	275,260
Admiral Group PLC	11,218	351,086
Ashtead Group PLC	14,815	764,774
Associated British Foods PLC	27,726	551,768
AstraZeneca PLC	44,175	5,859,191
Aviva PLC	263,545	1,412,798
B&M European Value Retail S.A	49,425	302,562
BAE Systems PLC	238,015	2,211,327
Barclays PLC	1,864,679	3,401,898
Barratt Developments PLC	87,481	534,781
Beazley PLC	33,962	181,085
Bellway PLC	7,299	220,382
Berkeley Group Holdings PLC	9,852	499,454
BP PLC	3,420,620	16,675,616
British American Tobacco PLC	232,073	9,766,649
British Land Co. PLC (The)	71,394	457,125
BT Group PLC	753,562	1,665,045
Bunzl PLC	19,164	741,066
Burberry Group PLC	17,778	349,059
Centrica PLC(a)	542,871	535,025
CNH Industrial N.V	72,383	1,033,253
Compass Group PLC	102,924	2,164,588
Croda International PLC(c)	3,767	364,424
DCC PLC	9,441	712,232
Derwent London PLC	6,533	247,378
Diageo PLC	67,396	3,334,637
Direct Line Insurance Group PLC	156,856	497,423
Drax Group PLC	31,890	320,669
DS Smith PLC	105,045	427,142
easyJet PLC(a)	31,411	215,313
Entain PLC(a)	18,079	339,387
Experian PLC	22,874	791,618
Halma PLC	7,422	228,188
Hays PLC	132,756	201,622
Hiscox Ltd.	19,679	232,646
Howden Joinery Group PLC	22,299	210,438
HSBC Holdings PLC	1,832,493	11,420,352
IG Group Holdings PLC	22,495	229,327
IMI PLC	12,968	217,894
Imperial Brands PLC	54,805	1,142,292
Inchcape PLC	19,593	172,168
Informa PLC(a)	74,997	533,862
InterContinental Hotels Group PLC	6,555	417,832
Intermediate Capital Group PLC	11,110	212,787
International Consolidated Airlines Group S.A.(a)(c)	172,830	303,461
Intertek Group PLC	6,203	385,980
Investec PLC	63,575	370,628
ITV PLC(c)	295,442	272,709
J Sainsbury PLC	146,246	425,730
Johnson Matthey PLC(c)	35,799	986,273
Just Eat Takeaway.com N.V.(a)(c)(d)	11,037	297,724
Kingfisher PLC(c)	225,236	706,911
Land Securities Group PLC	56,425	525,783
Legal & General Group PLC	401,711	1,247,290
Lloyds Banking Group PLC	6,282,999	3,536,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value

United Kingdom-(continued)
London Stock Exchange Group PLC	5,160	$511,216
M&G PLC(c)	181,844	486,294
Man Group PLC	99,107	288,794
Marks & Spencer Group PLC(a)	269,515	461,423
Meggitt PLC(a)	35,079	340,669
Melrose Industries PLC	239,188	343,524
Micro Focus International PLC(c)	53,001	249,857
National Grid PLC	248,232	3,685,034
NatWest Group PLC	565,223	1,517,272
Next PLC	6,078	455,456
Pearson PLC(c)	69,540	675,302
Pennon Group PLC	29,384	408,108
Persimmon PLC	30,678	798,858
Phoenix Group Holdings PLC	57,924	436,321
Prudential PLC	205,297	2,547,979
Quilter PLC(d)	170,173	280,387
Reckitt Benckiser Group PLC	27,111	2,111,696
RELX PLC	58,970	1,758,434
Rentokil Initial PLC(c)	52,720	361,656
Rolls-Royce Holdings PLC(a)(c)	452,998	461,863
Royal Mail PLC	110,954	475,427
RS GROUP PLC	16,095	209,594
Sage Group PLC (The)	47,421	435,653
Schroders PLC(c)	6,494	228,785
Segro PLC	38,129	637,091
Severn Trent PLC	14,490	569,720
Smith & Nephew PLC	49,359	797,319
Smiths Group PLC	25,223	460,784
Spectris PLC	6,419	234,022
Spirax-Sarco Engineering PLC	1,426	215,339
SSE PLC	84,405	1,963,084
SSP Group PLC(a)	61,953	182,929
St James’s Place PLC	31,319	498,823
Standard Chartered PLC	220,318	1,506,980
Subsea 7 S.A.	35,963	297,269
Tate & Lyle PLC	38,653	376,080
Taylor Wimpey PLC	453,262	710,712
Tesco PLC	572,667	1,942,427
Travis Perkins PLC	23,123	351,488
Unilever PLC	151,899	7,044,470
United Utilities Group PLC	42,830	615,331
Virgin Money UK PLC	108,249	232,547
Vodafone Group PLC	3,624,796	5,475,506
Weir Group PLC (The)	13,323	255,266
Whitbread PLC(a)(c)	12,343	427,218
WPP PLC	107,536	1,331,729

		127,947,058

	Shares	Value

United States-2.95%
Amcor PLC, CDI	97,390	$1,158,270
Bausch Health Cos., Inc.(a)	29,536	564,120
Carnival PLC(a)	13,030	204,169
Ferguson PLC	11,105	1,398,319
GlaxoSmithKline PLC	364,804	8,201,589
James Hardie Industries PLC, CDI	10,608	306,764
Nestle S.A.	107,455	13,903,043
QIAGEN N.V.(a)	5,484	253,525
Stellantis N.V.	233,741	3,113,952
Swiss Re AG	33,363	2,742,048
Tenaris S.A.(c)	32,777	499,728
Waste Connections, Inc.	5,994	831,201

		33,176,728

Zambia-0.05%
First Quantum Minerals Ltd.	19,962	575,252

Total Common Stocks & Other Equity Interests (Cost $1,092,669,569)		1,117,527,023

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(e)(f) (Cost $221,918)	221,918	221,918

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.32% (Cost $1,092,891,487)		1,117,748,941

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.63%
Invesco Private Government Fund, 0.40%(e)(f)(g)	35,831,214	35,831,214
Invesco Private Prime Fund, 0.35%(e)(f)(g)	83,848,457	83,848,457

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $119,670,916)		119,679,671

TOTAL INVESTMENTS IN SECURITIES-109.95% (Cost $1,212,562,403)		1,237,428,612
OTHER ASSETS LESS LIABILITIES-(9.95)%		(112,029,166)

NET ASSETS-100.00%		$1,125,399,446

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

PC-Participation Certificate

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $7,872,799, which represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$66,026,564	$(65,804,646)	$-	$-	$221,918	$564
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,101,909	124,843,417	(115,114,112)	-	-	35,831,214	19,382	*
Invesco Private Prime Fund	60,862,717	226,812,952	(203,814,922)	8,754	(21,044)	83,848,457	54,250	*

Total	$86,964,626	$417,682,933	$(384,733,680)	$8,754	$(21,044)	$119,901,589	$74,196

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Financials	23.49
Industrials	12.66
Energy	10.11
Materials	9.83
Consumer Discretionary	9.72
Consumer Staples	8.08
Health Care	7.32
Communication Services	5.53
Information Technology	5.48
Utilities	4.73
Real Estate	2.35
Money Market Funds Plus Other Assets Less Liabilities	0.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.46%
Australia-7.02%
Abacus Property Group	91,793	$213,654
Adbri Ltd.	122,076	249,503
ALS Ltd.	71,291	649,218
Alumina Ltd.	182,735	232,824
Ansell Ltd.	39,395	758,847
ARB Corp. Ltd.	4,986	138,072
Atlas Arteria Ltd.	99,806	486,882
AUB Group Ltd.	8,696	141,430
Austal Ltd.	114,114	162,667
Bapcor Ltd.(a)	72,793	346,551
Beach Energy Ltd.	558,297	638,400
Bega Cheese Ltd.	73,516	260,538
Blackmores Ltd.	2,696	136,603
Boral Ltd.(a)	190,476	476,377
Breville Group Ltd.	12,170	200,792
Brickworks Ltd.	13,390	223,765
BWP Trust	90,863	264,309
carsales.com Ltd.	26,045	383,574
Centuria Industrial REIT	62,339	174,218
Centuria Office REIT	90,887	140,896
Challenger Ltd.	82,783	418,923
Champion Iron Ltd.	63,872	323,361
Charter Hall Group	43,833	467,271
Charter Hall Long Wale REIT	59,888	224,478
Charter Hall Retail REIT	121,446	379,584
Charter Hall Social Infrastructure REIT	56,561	161,571
Cleanaway Waste Management Ltd.	221,180	497,711
Cochlear Ltd.	5,268	851,304
Collins Foods Ltd.	24,280	174,047
Coronado Global Resources, Inc., CDI(b)	254,740	413,647
Corporate Travel Management Ltd.(c)	8,825	159,699
Costa Group Holdings Ltd.	119,827	281,847
Credit Corp. Group Ltd.	7,372	140,997
Cromwell Property Group	293,357	176,724
CSR Ltd.	139,961	599,879
Domino’s Pizza Enterprises Ltd.	4,532	240,925
Downer EDI Ltd.	187,149	728,236
Eagers Automotive Ltd.	35,632	329,796
EBOS Group Ltd.	11,659	318,737
Elders Ltd.	33,357	337,264
EVENT Hospitality and Entertainment Ltd.(c)	15,182	154,170
Flight Centre Travel Group Ltd.(a)(c)	37,577	588,531
Genworth Mortgage Insurance Australia Ltd.	74,344	158,025
GrainCorp Ltd., Class A	83,467	607,868
Growthpoint Properties Australia Ltd.	65,039	199,997
GUD Holdings Ltd.	20,594	185,418
Harvey Norman Holdings Ltd.(a)	214,592	768,249
Healius Ltd.	151,695	481,382
HomeCo Daily Needs REIT(b)	208,509	211,783
IGO Ltd.	42,760	396,378
Iluka Resources Ltd.	43,250	341,071
Ingenia Communities Group	42,742	139,906
Inghams Group Ltd.	89,803	194,936
Insignia Financial Ltd.(a)	185,150	443,383
InvoCare Ltd.(a)	20,704	177,974
IPH Ltd.	24,134	128,084
IRESS Ltd.	40,327	309,595

	Shares	Value
Australia-(continued)
Link Administration Holdings Ltd.	142,386	$506,548
Magellan Financial Group Ltd.(a)	29,958	340,408
Mineral Resources Ltd.	19,837	812,695
Monadelphous Group Ltd.	34,103	256,845
National Storage REIT	165,181	298,322
NEXTDC Ltd.(c)	37,294	291,089
nib holdings Ltd.	47,233	234,862
Nine Entertainment Co. Holdings Ltd.	279,156	526,522
Northern Star Resources Ltd.	105,761	723,307
NRW Holdings Ltd.	120,333	164,717
Nufarm Ltd.	80,011	360,993
OceanaGold Corp.(c)	210,750	527,679
oOh!media Ltd.	142,517	155,568
Orora Ltd.	216,963	608,368
OZ Minerals Ltd.	44,636	779,215
Pendal Group Ltd.	161,441	596,042
Perpetual Ltd.	12,734	293,383
Perseus Mining Ltd.	176,923	245,575
Platinum Asset Management Ltd.	178,766	235,051
Premier Investments Ltd.	11,984	212,141
Qube Holdings Ltd.	317,754	656,055
Ramelius Resources Ltd.	163,575	173,252
REA Group Ltd.	2,538	226,537
Reece Ltd.	28,751	349,474
Regis Resources Ltd.	294,637	430,124
Sandfire Resources Ltd.	61,799	246,280
SEEK Ltd.	38,162	747,346
Seven Group Holdings Ltd.	25,909	362,472
Shopping Centres Australasia Property Group	226,614	484,572
Silver Lake Resources Ltd.(c)	145,932	189,747
SmartGroup Corp. Ltd.	24,788	156,429
St Barbara Ltd.	366,352	341,663
Star Entertainment Group Ltd. (The)(c)	304,215	675,182
Steadfast Group Ltd.	102,624	371,564
Super Retail Group Ltd.	55,366	410,585
TPG Telecom Ltd.(a)	133,933	553,292
United Malt Grp Ltd.	81,650	239,338
Viva Energy Group Ltd.(b)	272,256	535,215
Washington H Soul Pattinson & Co. Ltd.	38,487	749,412
Waypoint REIT Ltd.	184,612	349,717
Webjet Ltd.(a)(c)	50,159	208,397

		35,617,854

Austria-0.64%
AT&S Austria Technologie & Systemtechnik AG	5,443	278,928
CA Immobilien Anlagen AG	6,191	174,672
EVN AG	8,012	203,772
IMMOFINANZ AG	23,729	573,902
Lenzing AG(a)	3,363	304,320
Mayr Melnhof Karton AG(a)	779	137,396
Oesterreichische Post AG(a)	9,038	290,893
S IMMO AG	6,608	158,892
S&T AG(a)	13,247	224,078
UNIQA Insurance Group AG(a)	25,461	193,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Austria-(continued)
Verbund AG(a)	5,482	$587,029
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,281	130,151

		3,257,436

Belgium-1.17%
Ackermans & van Haaren N.V	4,105	731,843
Aedifica S.A.(a)	4,148	491,530
Barco N.V.(a)	14,861	335,107
Befimmo S.A.	5,405	269,620
Bekaert S.A.(a)	9,906	365,620
bpost S.A.(a)(c)	65,085	394,530
Cie d’Entreprises CFE	2,115	276,396
D’Ieteren Group	3,476	563,163
Fagron(a)	9,648	180,911
Galapagos N.V.(a)(c)	7,831	457,654
KBC Ancora	6,894	276,926
Melexis N.V.(a)	3,025	260,195
Montea N.V.	1,450	173,479
Ontex Group N.V.(a)(c)	30,048	207,388
Recticel S.A.	9,660	210,247
Shurgard Self Storage S.A.(a)	3,309	190,811
Warehouses De Pauw C.V.A.(a)	14,663	562,770

		5,948,190

Burkina Faso-0.11%
Endeavour Mining PLC	21,996	536,825

Cambodia-0.03%
NagaCorp Ltd.	163,346	145,983

Canada-8.64%
Advantage Energy Ltd.(c)	50,223	421,652
Aecon Group, Inc.(a)	36,867	431,829
Ag Growth International, Inc.	7,753	235,917
Alamos Gold, Inc., Class A	89,630	699,900
Altus Group Ltd.	4,555	171,465
Aritzia, Inc.(c)	4,355	155,895
Artis REIT	45,587	467,623
ATS Automation Tooling Systems, Inc.(c)	7,942	232,969
Aurora Cannabis, Inc.(c)	74,349	226,878
AutoCanada, Inc.(c)	13,841	323,810
Badger Infrastructure Solutions Ltd.	7,358	171,277
Ballard Power Systems, Inc.(a)(c)	16,054	134,029
Baytex Energy Corp.(c)	52,088	267,766
Birchcliff Energy Ltd.	77,889	572,870
BlackBerry Ltd.(c)	58,548	336,707
Boardwalk REIT, Class E	11,138	491,255
Boralex, Inc., Class A	12,599	379,631
Boyd Group Services, Inc.	3,036	377,704
Brookfield Infrastructure Corp., Class A	7,465	532,401
BRP, Inc.	5,039	410,319
Canaccord Genuity Group, Inc.	29,603	261,738
Canadian Western Bank(a)	28,253	716,466
Canfor Corp.(c)	28,712	549,955
Canopy Growth Corp.(a)(c)	44,187	256,192
Capstone Copper Corp.(c)	41,843	191,527
Cargojet, Inc.	1,112	130,590
Cascades, Inc.	32,819	324,325
Celestica, Inc.(c)	67,954	767,776
Centerra Gold, Inc.	66,491	618,581
CES Energy Solutions Corp.	77,982	160,473

	Shares	Value
Canada-(continued)
Chartwell Retirement Residences	59,244	$565,531
Chemtrade Logistics Income Fund(c)	45,786	270,478
Choice Properties REIT	49,650	589,716
Chorus Aviation, Inc.(c)	52,016	157,100
Cineplex, Inc.(a)(c)	41,055	422,741
Cogeco Communications, Inc.	3,209	264,895
Cogeco, Inc.	2,347	140,484
Colliers International Group, Inc.	2,819	312,879
Corus Entertainment, Inc., Class B	139,230	458,635
Crew Energy, Inc.(c)	69,099	273,033
Crombie REIT(a)	23,108	316,593
Cronos Group, Inc.(a)(c)	47,505	143,848
CT REIT(a)	15,570	216,242
Descartes Systems Group, Inc. (The)(c)	4,276	266,955
Doman Building Materials Group Ltd.(a)	36,756	205,342
Dorel Industries, Inc., Class B	38,954	253,283
Dream Industrial REIT	29,057	340,122
Dream Office REIT	17,098	347,833
DREAM Unlimited Corp.	4,664	168,598
Dundee Precious Metals, Inc.	37,136	216,182
ECN Capital Corp.	44,214	201,342
Enerflex Ltd.	28,387	196,791
Enerplus Corp.	34,796	428,535
Enghouse Systems Ltd.	4,852	137,164
Equinox Gold Corp.(c)	47,020	337,000
Equitable Group, Inc.	4,876	219,946
Exchange Income Corp.(a)	10,477	339,792
Extendicare, Inc.(a)	31,749	180,600
Fiera Capital Corp.	28,644	219,864
First Majestic Silver Corp.(a)	16,592	172,275
First National Financial Corp.	4,845	137,687
FirstService Corp.	2,991	374,867
Fortuna Silver Mines, Inc.(c)	72,318	254,065
Freehold Royalties Ltd.(a)	14,368	168,407
GFL Environmental, Inc.	14,922	451,846
goeasy Ltd.	1,325	119,546
Granite REIT	9,831	731,835
Home Capital Group, Inc.	14,024	351,574
Hudbay Minerals, Inc.	73,581	473,825
Innergex Renewable Energy, Inc.	24,176	325,361
Interfor Corp.	18,478	529,451
International Petroleum Corp.(c)	32,687	314,325
InterRent REIT	25,655	283,238
Intertape Polymer Group, Inc.	18,080	562,325
Ivanhoe Mines Ltd., Class A(c)	24,233	195,297
Kelt Exploration Ltd.(c)	39,571	205,278
Killam Apartment REIT	25,565	404,263
Labrador Iron Ore Royalty Corp.	6,993	190,193
Laurentian Bank of Canada	23,533	719,404
LifeWorks, Inc.	12,552	185,621
Lightspeed Commerce, Inc.(c)	12,126	272,397
Maple Leaf Foods, Inc.	21,057	466,103
Martinrea International, Inc.	41,207	247,297
Mullen Group Ltd.	39,303	377,946
New Gold, Inc.(c)	116,869	170,999
NFI Group, Inc.	41,550	383,298
North West Co., Inc. (The)	15,087	422,963
NorthWest Healthcare Properties REIT	45,641	473,177
Nuvei Corp.(b)(c)	3,120	175,377
NuVista Energy Ltd.(c)	50,743	435,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Canada-(continued)
Obsidian Energy Ltd.(c)	20,291	$167,656
Osisko Gold Royalties Ltd.	22,749	281,414
Pan American Silver Corp.	32,312	805,240
Paramount Resources Ltd., Class A	12,251	297,732
Pason Systems, Inc.	21,427	271,767
Peyto Exploration & Development Corp.	86,185	882,721
PrairieSky Royalty Ltd.	34,567	476,833
Precision Drilling Corp.(c)	10,072	729,128
Premium Brands Holdings Corp.	6,187	507,721
Richelieu Hardware Ltd.	5,616	160,256
Ritchie Bros. Auctioneers, Inc.	13,651	755,796
Russel Metals, Inc.	20,621	552,453
Sandstorm Gold Ltd.	23,927	178,977
Secure Energy Services, Inc.	72,949	376,146
ShawCor Ltd.(c)	44,509	169,253
Sienna Senior Living, Inc.(a)	23,569	256,151
Sierra Wireless, Inc.(c)	10,759	170,302
Silvercorp Metals, Inc.	42,577	129,258
Slate Grocery REIT, Class U	12,200	150,824
Sleep Country Canada Holdings, Inc.(b)	8,432	164,675
Spin Master Corp.(b)(c)	4,917	177,782
Stelco Holdings, Inc.	10,786	395,724
Stella-Jones, Inc.	17,823	495,064
Summit Industrial Income REIT	17,891	284,733
Superior Plus Corp.	75,328	667,788
Torex Gold Resources, Inc.(c)	34,746	390,945
Toromont Industries Ltd.	9,984	883,448
TransAlta Corp.	79,348	855,534
TransAlta Renewables, Inc.	21,640	301,729
Transcontinental, Inc., Class A	27,669	348,122
Tricon Residential, Inc.	27,655	402,258
Uni-Select, Inc.(c)	14,009	330,810
Western Forest Products, Inc.	161,308	260,001
Westshore Terminals Investment Corp.	8,989	242,159
Whitecap Resources, Inc.	32,975	271,685
Winpak Ltd.	7,754	257,789

		43,836,308

China-1.13%
BeiGene Ltd.(a)(c)	19,000	238,246
Budweiser Brewing Co. APAC Ltd.(b)	201,867	505,026
CapitaLand China Trust	357,270	301,167
China Travel International Investment Hong Kong Ltd.(c)	754,000	135,703
Chow Tai Fook Jewellery Group Ltd.	364,819	609,193
ESR Cayman Ltd.(b)(c)	109,289	331,522
FIH Mobile Ltd.(a)(c)	1,192,774	147,892
Jinchuan Group International Resources Co. Ltd.	1,538,000	197,926
Kerry Logistics Network Ltd.	89,708	204,766
Lee & Man Paper Manufacturing Ltd.	297,969	142,150
Minth Group Ltd.	139,131	328,116
MMG Ltd.(c)	1,084,023	457,300
Nexteer Automotive Group Ltd.	382,788	214,441
Powerlong Real Estate Holdings Ltd.(a)	314,000	106,016
SITC International Holdings Co. Ltd.	125,123	417,764
TI Fluid Systems PLC(a)(b)	46,888	94,835
Towngas Smart Energy Co. Ltd.	439,000	216,304
Uni-President China Holdings Ltd.	277,349	243,516

	Shares	Value
China-(continued)
Want Want China Holdings Ltd.	662,444	$596,435
Wharf Holdings Ltd. (The)	86,048	250,530

		5,738,848

Colombia-0.15%
Frontera Energy Corp.(c)	16,444	177,944
Parex Resources, Inc.	30,599	599,506

		777,450

Denmark-1.61%
Alm Brand A/S	225,810	386,252
Bavarian Nordic A/S(a)(c)	8,089	152,177
D/S Norden A/S	14,341	532,693
Demant A/S(a)(c)	10,096	443,883
Dfds A/S	7,838	303,110
Drilling Co. of 1972 A/S (The)(c)	7,595	379,356
FLSmidth & Co. A/S(a)	25,831	711,369
GN Store Nord A/S(a)	12,127	452,108
H Lundbeck A/S	23,457	539,362
Matas A/S	11,356	157,656
NKT A/S(c)	11,508	541,837
Per Aarsleff Holding A/S	4,223	160,235
Ringkjoebing Landbobank A/S	3,476	421,500
ROCKWOOL A/S, Class B	1,025	287,621
Royal Unibrew A/S	5,801	496,137
Scandinavian Tobacco Group A/S(b)	13,454	281,979
Schouw & Co. A/S	2,680	205,187
SimCorp A/S(a)	3,703	259,768
Spar Nord Bank A/S	13,646	174,015
Sydbank A/S	19,125	659,408
Topdanmark A/S	10,985	618,162

		8,163,815

Egypt-0.15%
Centamin PLC	649,866	743,599

Faroe Islands-0.10%
Bakkafrost P/F	7,155	495,000

Finland-1.02%
Cargotec OYJ, Class B	19,150	663,681
Citycon OYJ(a)	28,887	205,097
Finnair OYJ(a)(c)	447,651	219,143
Kemira OYJ	19,600	254,981
Kojamo OYJ	36,581	721,633
Konecranes OYJ(c)	22,721	632,436
Metsa Board OYJ(a)	41,049	443,601
Metso Outotec OYJ	65,507	554,306
Terveystalo Oyj(b)	13,439	149,959
TietoEVRY OYJ(a)	28,537	714,871
Tokmanni Group Corp.	15,502	199,852
Uponor OYJ	11,579	200,753
YIT OYJ	50,764	202,721

		5,163,034

France-3.10%
Albioma S.A.	7,707	407,102
ALD S.A.(a)(b)	20,581	279,975
Alten S.A.	4,114	551,002
BioMerieux	4,313	409,190
Casino Guichard Perrachon S.A.(a)(c)	35,027	617,094
Cie Plastic Omnium S.A.(a)	22,923	368,307
Coface S.A.(c)	36,359	432,111

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
France-(continued)
Dassault Aviation S.A.	5,034	$850,761
Derichebourg S.A.	31,461	282,315
Elior Group S.A.(a)(b)(c)	79,831	242,086
Eramet S.A.(c)	2,420	324,399
Fnac Darty S.A.(a)	5,788	286,110
Gaztransport Et Technigaz S.A., (Acquired 09/11/2017 - 04/26/2022; Cost $310,843)(d)	3,715	441,505
ICADE	10,541	627,129
Imerys S.A.	13,715	537,045
Ipsen S.A.	4,950	513,661
Ipsos	8,445	404,890
JCDecaux S.A.(a)(c)	12,246	257,793
Korian S.A.	20,540	430,503
La Francaise des Jeux SAEM(b)	12,449	463,152
Lagardere S.A.	10,833	284,189
Maisons du Monde S.A.(a)(b)	15,306	261,281
Mercialys S.A.	39,272	376,075
Metropole Television S.A.	10,750	198,822
Nexans S.A.	9,055	823,508
Nexity S.A.	11,345	342,921
Remy Cointreau S.A.	2,151	425,963
Sartorius Stedim Biotech	617	200,831
SMCP S.A.(b)(c)	35,890	231,633
Societe BIC S.A.(a)	8,363	499,709
SOITEC(c)	1,357	242,987
Somfy S.A.	864	115,045
Sopra Steria Group SACA	3,287	579,301
Television Francaise 1(a)	27,881	235,064
Trigano S.A.	1,654	212,032
Vallourec S.A.(c)	51,623	615,667
Verallia S.A.(b)	18,148	494,799
Virbac S.A.	459	184,590
Wendel SE	6,856	679,274

		15,729,821

Germany-4.65%
1&1 AG	11,799	247,773
ADLER Group S.A.(a)(b)	66,231	502,786
ADVA Optical Networking SE(c)	11,952	199,745
Amadeus Fire AG	856	120,799
Auto1 Group SE(b)(c)	15,035	159,088
Bechtle AG	14,237	665,657
Bilfinger SE	12,498	509,723
CANCOM SE	7,062	343,448
Carl Zeiss Meditec AG, BR	2,129	268,907
CECONOMY AG	107,978	374,085
CompuGroup Medical SE & Co. KGaA	3,417	184,020
Corestate Capital Holding S.A.(a)(c)	11,937	102,783
CTS Eventim AG & Co. KGaA(c)	5,183	360,205
Deutsche EuroShop AG	20,424	339,139
Deutsche Pfandbriefbank AG(b)	52,541	667,909
Deutsche Wohnen SE	12,513	359,787
Deutz AG	55,024	246,586
DIC Asset AG	10,039	140,170
Draegerwerk AG & Co. KGaA	1,117	51,048
Draegerwerk AG & Co. KGaA, Preference Shares	3,329	165,763
Duerr AG	19,357	508,278
DWS Group GmbH & Co. KGaA(b)	14,504	480,129

	Shares	Value
Germany-(continued)
ElringKlinger AG(c)	18,733	$156,487
Encavis AG(a)	15,869	349,970
Evotec SE(c)	9,842	239,046
Fielmann AG	4,779	243,005
Fraport AG Frankfurt Airport Services Worldwide(c)	10,350	559,570
Fuchs Petrolub SE	7,203	192,250
Fuchs Petrolub SE, Preference Shares	15,092	480,479
Gerresheimer AG	8,625	605,080
Grand City Properties S.A	37,169	658,752
GRENKE AG	5,918	156,470
Heidelberger Druckmaschinen AG(c)	173,973	391,292
Hella GmbH & Co. KGaA	6,681	423,240
HelloFresh SE(c)	8,510	364,312
Hornbach Holding AG & Co. KGaA	3,569	429,600
Instone Real Estate Group SE(b)	12,369	191,294
Jenoptik AG	9,758	276,034
Jungheinrich AG, Preference Shares	11,415	283,881
Kloeckner & Co. SE(c)	49,138	640,217
Krones AG	4,082	319,313
Leoni AG(a)(c)	19,310	180,967
METRO AG(c)	53,298	468,656
MorphoSys AG(c)	6,143	131,555
Nemetschek SE	1,843	147,977
Nordex SE(a)(c)	41,319	603,689
Norma Group SE	7,281	180,813
Rational AG	267	164,355
Sartorius AG	61	20,464
Sartorius AG, Preference Shares	664	251,545
Schaeffler AG, Preference Shares(a)	75,063	405,441
Scout24 SE(b)	15,333	978,315
Siltronic AG	5,081	474,299
Sirius Real Estate Ltd.	168,870	254,379
Sixt SE(c)	2,748	361,531
Sixt SE, Preference Shares	3,549	258,712
Software AG	13,130	407,718
Softwareone Holding AG(a)	30,884	418,591
Stabilus SE	3,127	149,107
Stroeer SE & Co. KGaA	5,342	322,071
Suedzucker AG	34,698	454,630
Synlab AG(c)	13,203	197,939
Talanx AG	13,408	565,356
TeamViewer AG(b)(c)	11,238	136,314
Traton SE	18,519	310,531
Vantage Towers AG	10,885	369,748
Vitesco Technologies Group AG(c)	16,760	676,351
Wacker Chemie AG	3,740	603,207
Wacker Neuson SE	7,807	164,143

		23,616,524

Ghana-0.06%
Tullow Oil PLC(a)(c)	416,347	292,519

Hong Kong-1.67%
ASM Pacific Technology Ltd.	80,758	816,124
Bank of East Asia Ltd. (The)	116,397	171,780
Cathay Pacific Airways Ltd.(a)(c)	298,307	297,971
CK Infrastructure Holdings Ltd.	103,763	698,222
Cowell e Holdings, Inc.(c)	255,550	285,604
Dairy Farm International Holdings Ltd.	51,440	138,566
Hang Lung Properties Ltd.	327,862	625,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Hong Kong-(continued)
Huabao International Holdings Ltd.(a)	402,692	$219,265
Hysan Development Co. Ltd.	80,937	236,927
Kerry Properties Ltd.	79,684	214,289
Man Wah Holdings Ltd.	264,698	247,288
Mapletree North Asia Commercial Trust(b)	696,886	600,207
Melco International Development Ltd.(c)	170,406	133,630
Orient Overseas International Ltd.	26,000	716,728
Pacific Basin Shipping Ltd.	775,375	357,149
PCCW Ltd.	355,311	201,495
Singamas Container Holdings Ltd.	1,060,000	147,383
Sino Land Co. Ltd.	309,667	408,151
Swire Pacific Ltd., Class A	65,500	373,310
Swire Pacific Ltd., Class B	117,500	110,505
Swire Properties Ltd.	173,650	413,593
Truly International Holdings Ltd.	900,000	242,667
United Energy Group Ltd.(a)	1,770,000	208,743
Vinda International Holdings Ltd.(a)	57,000	137,454
Vitasoy International Holdings Ltd.(a)	150,545	273,224
VTech Holdings Ltd.	25,468	179,806

		8,455,366

Iraq-0.04%
Gulf Keystone Petroleum Ltd.	75,191	228,049

Ireland-0.36%
AIB Group PLC	303,505	654,280
C&C Group PLC(a)(c)	91,930	238,903
Dalata Hotel Group PLC(c)	32,926	150,457
Glanbia PLC	43,019	516,457
Glenveagh Properties PLC(b)(c)	116,561	140,147
Greencore Group PLC(a)(c)	92,850	133,593

		1,833,837

Israel-2.34%
Airport City Ltd.(c)	13,372	298,137
Alony Hetz Properties & Investments Ltd.	19,550	318,990
Amot Investments Ltd.	24,754	187,877
Ashtrom Group Ltd.	6,090	170,216
Azrieli Group Ltd.	5,161	442,419
Big Shopping Centers Ltd.	930	140,968
Clal Insurance Enterprises Holdings Ltd.(c)	13,263	293,191
Delek Group Ltd.(c)	3,989	659,515
El Al Israel Airlines(c)	144,627	182,469
Elbit Systems Ltd.	4,059	882,705
Elco Ltd.	1,711	133,130
Electra Ltd.	241	165,546
FIBI Holdings Ltd.	3,213	151,108
First International Bank of Israel Ltd. (The)	13,058	547,963
Formula Systems 1985 Ltd.	1,813	175,703
Gazit-Globe Ltd.	36,926	348,424
Harel Insurance Investments & Financial Services Ltd.	30,353	371,111
Isracard Ltd.	38,953	196,208
Israel Corp. Ltd. (The)(c)	721	408,483
Matrix IT Ltd.	5,147	130,127
Melisron Ltd.(c)	2,965	240,491
Migdal Insurance & Financial Holdings Ltd.	93,200	157,118
Mivne Real Estate KD Ltd.	83,151	312,814
Nice Ltd.(c)	3,760	777,312
Norstar Holdings, Inc.	13,954	223,620
Nova Ltd.(c)	1,291	123,554

	Shares	Value
Israel-(continued)
Oil Refineries Ltd.(c)	955,927	$426,150
Partner Communications Co. Ltd.(c)	29,840	236,149
Paz Oil Co. Ltd.(c)	2,152	334,049
Phoenix Holdings Ltd. (The)	33,972	425,556
Plus500 Ltd.	32,408	632,913
Reit 1 Ltd.	26,020	168,252
Shikun & Binui Ltd.(c)	42,078	248,344
Shufersal Ltd.(a)	44,795	377,516
Strauss Group Ltd.	6,949	185,391
Tower Semiconductor Ltd.(c)	17,015	817,774

		11,891,293

Italy-2.78%
ACEA S.p.A	14,228	244,124
Amplifon S.p.A.(a)	8,926	355,173
Anima Holding S.p.A.(b)	88,531	428,419
Autogrill S.p.A.(a)(c)	71,695	527,545
Banca Generali S.p.A.(a)	16,005	525,750
Banca IFIS S.p.A.(a)	16,363	294,867
Banca Mediolanum S.p.A.	84,353	607,484
Banca Monte dei Paschi di Siena S.p.A.(a)(c)	249,850	210,497
Banca Popolare di Sondrio S.p.A.(a)	87,987	345,130
BFF Bank S.p.A.(b)	50,845	316,749
Brembo S.p.A.(a)	38,815	386,965
Buzzi Unicem S.p.A.(a)	35,376	650,780
Danieli & C. Officine Meccaniche S.p.A.(a)	3,414	72,010
Danieli & C. Officine Meccaniche S.p.A., RSP	11,165	174,198
Davide Campari-Milano N.V.	41,926	471,839
De Longhi S.p.A.(a)	15,217	368,084
DiaSorin S.p.A.(a)	2,026	264,838
Enav S.p.A.(b)(c)	61,788	283,254
ERG S.p.A.	20,335	701,007
Esprinet S.p.A.(a)	29,418	271,078
Infrastrutture Wireless Italiane S.p.A.(a)(b)	55,729	593,750
Interpump Group S.p.A	9,108	366,512
Iren S.p.A.	223,307	577,794
Maire Tecnimont S.p.A.(a)	81,109	237,319
MFE-MediaForEurope N.V., Class A(a)(c)	203,636	123,998
MFE-MediaForEurope N.V., Class B(a)	227,128	208,430
Nexi S.p.A.(b)(c)	26,990	265,285
OVS S.p.A.(a)(b)(c)	140,789	266,355
Piaggio & C S.p.A	72,990	181,499
PRADA S.p.A.	64,913	400,004
Recordati Industria Chimica e Farmaceutica S.p.A.(a)	13,404	641,686
Reply S.p.A	1,645	241,360
Salvatore Ferragamo S.p.A.(a)(c)	12,133	208,341
Saras S.p.A.(a)(c)	747,131	697,346
Sesa S.p.A.	1,053	152,018
Societa Cattolica Di Assicurazione S.p.A.(a)(c)	31,463	204,506
Technogym S.p.A.(a)(b)	24,306	183,154
Unieuro S.p.A.(a)(b)	19,510	325,687
UnipolSai Assicurazioni S.p.A.(a)	153,502	429,723
Webuild S.p.A.(a)	185,508	312,846
Webuild S.p.A., Wts., expiring 08/02/2030(c)	6,553	0

		14,117,404

Japan-27.29%
77 Bank Ltd. (The)	17,396	214,045
ABC-Mart, Inc.	8,920	368,351
Acom Co. Ltd.	150,932	389,434

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Activia Properties, Inc.	188	$600,741
Adastria Co. Ltd.	16,532	271,691
ADEKA Corp.	18,217	350,486
Advance Residence Investment Corp.	254	698,912
Aeon Delight Co. Ltd.	5,784	123,701
AEON Financial Service Co. Ltd.	55,500	509,685
Aeon Mall Co. Ltd.	52,802	641,141
AEON REIT Investment Corp.	380	436,730
Aica Kogyo Co. Ltd.	9,532	220,405
Aichi Bank Ltd. (The)	4,170	147,609
Aiful Corp.	93,441	267,588
Ain Holdings, Inc.(a)	8,362	376,923
Air Water, Inc.	48,490	642,413
Alconix Corp.	19,925	216,375
Alfresa Holdings Corp.	46,377	632,743
Alpen Co. Ltd.	9,540	143,417
Amano Corp.	8,957	172,885
Anritsu Corp.(a)	31,472	397,241
Aoyama Trading Co. Ltd.	44,524	226,253
Arcland Sakamoto Co. Ltd.	12,591	150,238
Ariake Japan Co. Ltd.	3,723	149,376
As One Corp.	2,933	154,272
Asahi Holdings, Inc.(a)	24,417	389,172
Asahi Intecc Co. Ltd.	11,097	217,555
Asanuma Corp.	4,880	191,532
Asics Corp.	40,560	633,048
ASKUL Corp.	16,868	204,873
Autobacs Seven Co. Ltd.	19,856	209,697
Avex, Inc.	16,698	180,284
Azbil Corp.	22,456	686,625
Bank of Kyoto Ltd. (The)	16,792	730,411
Bell System24 Holdings, Inc.	13,849	160,125
Benesse Holdings, Inc.	17,333	304,139
Bic Camera, Inc.(a)	48,603	410,345
BIPROGY, Inc.	18,779	478,317
BML, Inc.	6,340	163,322
Calbee, Inc.	22,744	408,149
Canon Marketing Japan, Inc.	10,550	229,558
Capcom Co. Ltd.	14,718	389,008
Chiyoda Corp.(c)	87,612	292,326
Chugoku Bank Ltd. (The)	23,280	171,476
Chugoku Electric Power Co., Inc. (The)(a)	99,262	654,289
Citizen Watch Co. Ltd.	141,252	538,139
CKD Corp.	18,420	240,396
CMK Corp.	28,260	110,958
Coca-Cola Bottlers Japan Holdings, Inc.	40,835	458,982
Colowide Co. Ltd.(a)	19,271	247,002
Comforia Residential REIT, Inc.	121	302,593
Cosmo Energy Holdings Co. Ltd.	29,975	742,666
Cosmos Pharmaceutical Corp.	3,869	360,028
CyberAgent, Inc.	53,250	566,971
Daicel Corp.	65,386	398,988
Daido Steel Co. Ltd.	9,316	267,328
Daihen Corp.	4,555	130,638
Daiichikosho Co. Ltd.	6,137	167,598
Daiki Aluminium Industry Co. Ltd.(a)	13,725	151,407
Daio Paper Corp.	14,343	171,247
Daiseki Co. Ltd.	6,937	250,415
Daiwa Office Investment Corp.	68	386,292
Daiwa Securities Living Investments Corp.	395	349,248

	Shares	Value
Japan-(continued)
Daiwabo Holdings Co. Ltd.	18,819	$244,694
DCM Holdings Co. Ltd.	23,961	197,287
DeNA Co. Ltd.(c)	30,635	444,574
Denka Co. Ltd.	27,750	743,324
Descente Ltd.	6,505	126,188
Dexerials Corp.	8,321	185,034
DIC Corp.	19,516	371,691
Digital Garage, Inc.	4,270	141,760
DMG Mori Co. Ltd.	52,961	667,674
Doutor Nichires Holdings Co. Ltd.	12,391	142,373
DTS Corp.	6,893	151,136
Duskin Co. Ltd.	6,564	140,160
DyDo Group Holdings, Inc.	3,369	130,582
Earth Corp.	3,295	139,556
EDION Corp.	33,005	297,701
Elecom Co. Ltd.	13,003	156,362
en Japan, Inc.	5,690	134,290
Exedy Corp.	10,268	122,715
EXEO Group, Inc.	24,125	402,537
Ezaki Glico Co. Ltd.	12,366	355,955
Fancl Corp.	7,532	144,882
FCC Co. Ltd.	13,147	131,659
Financial Products Group Co. Ltd.	19,976	121,978
Food & Life Cos. Ltd.	11,055	263,670
FP Corp.	9,636	216,637
Frontier Real Estate Investment Corp.	111	429,782
Fuji Corp.	28,472	477,405
Fuji Media Holdings, Inc.	35,106	303,346
Fuji Oil Holdings, Inc.	15,890	226,356
Fuji Seal International, Inc.	11,645	155,315
Fuji Soft, Inc.	3,850	205,384
Fujikura Ltd.	124,788	595,106
Fujimi, Inc.	2,540	111,436
Fujitec Co. Ltd.	11,164	240,001
Fujitsu General Ltd.	15,699	279,465
Fukuoka REIT Corp.	109	136,629
Fukuyama Transporting Co. Ltd.	4,108	115,058
Furukawa Electric Co. Ltd.	40,255	656,465
Fuyo General Lease Co. Ltd.	2,288	123,828
Gakken Holdings Co. Ltd.	16,670	113,689
Global One Real Estate Investment Corp.	229	196,902
GLOBERIDE, Inc.	7,378	149,773
Glory Ltd.	9,293	149,849
GMO internet, Inc.	12,908	260,318
GOLDWIN, Inc.	4,367	217,032
GS Yuasa Corp.	34,360	598,817
GungHo Online Entertainment, Inc.	7,829	160,506
Gunma Bank Ltd. (The)	152,045	437,734
H.I.S. Co. Ltd.(a)(c)	23,765	397,037
H.U. Group Holdings, Inc.	26,543	593,831
H2O Retailing Corp.(a)	35,113	229,040
Hachijuni Bank Ltd. (The)	90,587	298,721
Hakuhodo DY Holdings, Inc.	48,525	574,653
Hamamatsu Photonics K.K.	12,765	574,814
Hanwa Co. Ltd.	6,882	168,727
Haseko Corp.	51,945	569,155
Hazama Ando Corp.(a)	47,382	330,152
Heiwa Corp.	11,344	169,947
Heiwa Real Estate Co. Ltd.	6,988	219,791
Heiwa Real Estate REIT, Inc.	165	188,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Hikari Tsushin, Inc.	6,276	$726,579
Hirata Corp.	3,520	129,938
Hirogin Holdings, Inc.(a)	48,454	240,101
Hisamitsu Pharmaceutical Co., Inc.	23,002	632,551
Hitachi Transport System Ltd.	10,892	717,951
Hitachi Zosen Corp.(a)	107,888	585,119
Hokkaido Electric Power Co., Inc.	54,453	203,001
Hokkoku Financial Holdings, Inc.	9,760	281,103
Hokuetsu Corp.(a)	30,839	158,222
Hokuhoku Financial Group, Inc.	33,887	229,606
Hokuriku Electric Power Co.	40,831	162,303
Horiba Ltd.	9,658	470,785
Hoshino Resorts REIT, Inc.(a)	44	227,200
Hoshizaki Corp.	8,963	569,072
Hosiden Corp.	27,000	259,016
House Foods Group, Inc.	14,710	344,727
Hulic Reit, Inc.	292	363,760
Ichigo Office REIT Investment Corp.(a)	286	183,882
Idec Corp.	7,625	135,430
IDOM, Inc.	40,646	200,643
Iino Kaiun Kaisha Ltd.	23,480	132,438
Inabata & Co. Ltd.	8,845	144,882
Industrial & Infrastructure Fund Investment Corp.	306	439,484
INFRONEER Holdings, Inc.	45,242	331,880
Internet Initiative Japan, Inc.	10,738	339,047
Invincible Investment Corp.	1,452	475,744
IRISO Electronics Co. Ltd.	4,909	115,372
Ishihara Sangyo Kaisha Ltd.	22,160	173,986
Ito En Ltd.(a)	10,315	424,160
Itochu Techno-Solutions Corp.	24,722	582,940
Itoham Yonekyu Holdings, Inc.	27,902	141,478
Iwatani Corp.	14,230	568,865
Iyo Bank Ltd. (The)	41,054	198,971
Izumi Co. Ltd.(a)	11,038	238,350
J Trust Co. Ltd.	49,405	119,397
Jaccs Co. Ltd.	6,505	165,253
JAFCO Group Co. Ltd.	35,217	426,021
Japan Airport Terminal Co. Ltd.(c)	7,891	327,620
Japan Aviation Electronics Industry Ltd.	21,897	306,803
Japan Display, Inc.(c)	926,659	474,650
Japan Excellent, Inc.	287	282,658
Japan Hotel REIT Investment Corp.	1,148	579,460
Japan Lifeline Co. Ltd.	18,887	157,668
Japan Logistics Fund, Inc.	161	395,168
Japan Petroleum Exploration Co. Ltd.	22,885	453,425
Japan Prime Realty Investment Corp.	209	635,170
Japan Securities Finance Co. Ltd.	21,650	156,370
Japan Steel Works Ltd. (The)	16,738	473,266
Jeol Ltd.	3,741	170,416
Joyful Honda Co. Ltd.	13,010	156,195
Juki Corp.	25,210	168,981
JVCKenwood Corp.	160,805	229,060
Kadokawa Corp.	13,995	352,379
Kagome Co. Ltd.	15,429	386,557
Kakaku.com, Inc.	14,165	298,377
Kaken Pharmaceutical Co. Ltd.(a)	6,247	189,409
Kamigumi Co. Ltd.	23,277	396,307
Kanamoto Co. Ltd.(a)	11,565	173,078
Kaneka Corp.	12,013	322,142

	Shares	Value
Japan-(continued)
Kanematsu Corp.	18,119	$187,812
Kanto Denka Kogyo Co. Ltd.	13,973	105,550
Keihan Holdings Co. Ltd.	29,144	623,968
Keikyu Corp.(a)	64,864	654,840
Kenedix Office Investment Corp.(a)	103	537,858
Kenedix Residential Next Investment Corp.	183	294,444
Kenedix Retail REIT Corp.	161	338,183
Kewpie Corp.	29,179	494,567
KH Neochem Co. Ltd.	11,414	216,575
Kinden Corp.	18,870	223,542
Kintetsu World Express, Inc.	14,327	343,357
Kobayashi Pharmaceutical Co. Ltd.(a)	6,298	430,991
Koei Tecmo Holdings Co. Ltd.(a)	8,158	248,828
Kohnan Shoji Co. Ltd.	6,667	192,356
Kokuyo Co. Ltd.	14,191	185,237
Komeri Co. Ltd.	7,070	149,395
Konami Holdings Corp.	14,345	890,196
Kose Corp.	4,931	511,521
K’s Holdings Corp.	66,275	658,759
Kumagai Gumi Co. Ltd.	13,438	281,286
Kureha Corp.	7,116	540,953
Kusuri no Aoki Holdings Co. Ltd.	4,386	194,643
KYB Corp.	9,773	221,422
Kyoritsu Maintenance Co. Ltd.	5,941	217,148
Kyudenko Corp.	7,558	171,741
Kyushu Financial Group, Inc.	60,855	186,943
LaSalle Logiport REIT	219	297,161
Lasertec Corp.	1,015	137,391
Leopalace21 Corp.(c)	84,213	127,398
Life Corp.	7,565	172,977
Lintec Corp.	11,643	218,466
M3, Inc.	13,698	441,776
Mabuchi Motor Co. Ltd.	16,347	438,301
Macnica Fuji Electronics Holdings, Inc.	13,342	278,925
Makino Milling Machine Co. Ltd.	9,272	284,312
Mandom Corp.	14,425	143,718
Maruha Nichiro Corp., Class C	8,370	154,524
Maruichi Steel Tube Ltd.	10,367	221,568
Matsuda Sangyo Co. Ltd.	7,520	133,267
Matsui Securities Co. Ltd.	27,353	169,634
Maxell Ltd.	20,730	183,708
MCJ Co. Ltd.	17,483	114,500
Medipal Holdings Corp.	37,518	615,631
Megachips Corp.(c)	4,575	118,145
Megmilk Snow Brand Co. Ltd.	9,189	137,452
Meidensha Corp.	8,293	150,167
Meiko Electronics Co. Ltd.	5,995	160,524
Meitec Corp.	5,358	285,485
Menicon Co. Ltd.	6,738	144,313
Mirai Corp.(a)	440	171,132
Mirait Holdings Corp.	17,377	244,259
Mitsubishi Estate Logistics REIT Investment Corp.	45	161,508
Mitsubishi Logistics Corp.	17,503	404,845
Mitsui E&S Holdings Co. Ltd.(a)(c)	117,334	313,324
Mitsui Fudosan Logistics Park, Inc.	69	295,848
Mitsui Matsushima Holdings Co. Ltd.	10,470	164,240
Miura Co. Ltd.	15,774	331,030
Mixi, Inc.	24,321	419,910
Monex Group, Inc.	51,061	234,199

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
MonotaRO Co. Ltd.	9,250	$160,646
Mori Hills REIT Investment Corp.	311	352,416
Mori Trust Sogo Reit, Inc.	190	207,510
Morinaga & Co. Ltd.	10,608	329,527
Morinaga Milk Industry Co. Ltd.	11,727	474,456
Musashi Seimitsu Industry Co. Ltd.	17,541	179,150
Nachi-Fujikoshi Corp.	4,828	140,083
Nagase & Co. Ltd.	12,200	175,002
Namura Shipbuilding Co. Ltd.(a)(c)	60,890	164,791
Nankai Electric Railway Co. Ltd.	17,010	304,336
NEC Networks & System Integration Corp.	20,558	292,353
NET One Systems Co. Ltd.	19,664	469,667
Nexon Co. Ltd.	40,076	916,663
NHK Spring Co. Ltd.	64,386	417,067
Nichias Corp.	11,879	213,987
Nichicon Corp.(a)	23,732	215,206
Nichi-iko Pharmaceutical Co. Ltd.(a)(c)	28,528	171,529
Nifco, Inc.	20,500	430,865
Nihon Kohden Corp.	19,012	459,099
Nihon M&A Center Holdings, Inc.	15,174	188,015
Nikkiso Co. Ltd.	25,681	160,171
Nippon Accommodations Fund, Inc.	90	443,076
Nippon Carbon Co. Ltd.	4,504	144,491
Nippon Chemi-Con Corp.(c)	15,308	213,914
Nippon Denko Co. Ltd.	50,074	120,853
Nippon Gas Co. Ltd.	26,526	377,129
Nippon Kayaku Co. Ltd.	21,394	186,623
Nippon Light Metal Holdings Co. Ltd.	24,647	317,630
Nippon Paint Holdings Co. Ltd.(a)	90,654	723,205
Nippon Paper Industries Co. Ltd.(a)	52,225	415,994
NIPPON REIT Investment Corp.	108	308,914
Nippon Sanso Holdings Corp.	42,729	768,304
Nippon Sheet Glass Co. Ltd.(c)	75,413	229,023
Nippon Shinyaku Co. Ltd.	7,070	479,590
Nippon Shokubai Co. Ltd.	5,366	217,610
Nippon Steel Trading Corp.	4,130	168,916
Nippon Suisan Kaisha Ltd.	124,273	551,439
Nippon Television Holdings, Inc.	18,330	176,191
Nippon Yakin Kogyo Co. Ltd.	9,045	175,434
Nipro Corp.	36,954	291,999
Nishimatsu Construction Co. Ltd.	13,749	407,300
Nishimatsuya Chain Co. Ltd.(a)	17,708	217,199
Nishi-Nippon Financial Holdings, Inc.	36,595	220,051
Nishi-Nippon Railroad Co. Ltd.	8,488	170,332
Nissha Co. Ltd.(a)	19,259	204,143
Nisshin Seifun Group, Inc.	53,449	711,358
Nisshinbo Holdings, Inc.	81,318	608,802
Nissin Electric Co. Ltd.	16,286	174,408
Nitto Boseki Co. Ltd.	5,495	106,767
NOF Corp.	15,194	570,253
Nojima Corp.	7,696	154,721
NOK Corp.	22,790	194,633
Nomura Co. Ltd.	21,164	145,506
Noritz Corp.	10,470	121,332
NS Solutions Corp.	6,276	187,981
NS United Kaiun Kaisha Ltd.	5,285	145,423
NSD Co. Ltd.	8,379	148,815
NTN Corp.(a)(c)	404,980	647,645
NTT UD REIT Investment Corp.(a)	317	366,714
Obic Co. Ltd.	4,618	684,486

	Shares	Value
Japan-(continued)
Okamura Corp.	16,975	$156,479
Oki Electric Industry Co. Ltd.	27,672	179,990
OKUMA Corp.(a)	10,535	378,275
Okumura Corp.	6,869	162,541
One REIT, Inc.	58	123,243
Onward Holdings Co. Ltd.(a)	91,419	170,264
Open House Group Co. Ltd.	16,559	642,110
Organo Corp.	2,135	147,118
Orient Corp.(a)	367,953	354,481
OSG Corp.	17,772	223,134
Outsourcing, Inc.	38,602	384,327
Paltac Corp.	6,259	228,563
Park24 Co. Ltd.(a)(c)	38,660	552,457
Pasona Group, Inc.(a)	9,989	159,143
Penta-Ocean Construction Co. Ltd.	87,527	429,366
Pigeon Corp.	24,019	407,686
Pilot Corp.	3,974	160,678
Pola Orbis Holdings, Inc.	24,661	285,559
Press Kogyo Co. Ltd.	66,175	199,089
Pressance Corp.	9,455	113,991
Prima Meat Packers Ltd.	6,945	113,989
Raito Kogyo Co. Ltd.	11,291	168,917
Relo Group, Inc.	26,353	378,824
Rengo Co. Ltd.	60,754	360,423
Resorttrust, Inc.	21,908	365,966
Rinnai Corp.	10,424	661,514
Rohto Pharmaceutical Co. Ltd.	14,581	389,683
Round One Corp.	18,106	202,633
Royal Holdings Co. Ltd.	9,883	158,357
Saizeriya Co. Ltd.(a)	6,883	126,683
Sakai Chemical Industry Co. Ltd.	9,250	130,884
Sakata Seed Corp.	5,808	196,125
SAMTY Co. Ltd.(a)	10,780	174,312
San-In Godo Bank Ltd. (The)	25,615	127,250
Sanken Electric Co. Ltd.	7,568	278,931
Sankyo Co. Ltd.	17,288	498,770
Sankyu, Inc.	13,474	410,546
Sanoh Industrial Co. Ltd.	25,586	138,446
Sanrio Co. Ltd.(a)	7,159	150,683
Sanwa Holdings Corp.	30,089	274,884
Sanyo Chemical Industries Ltd.	4,254	163,098
Sanyo Denki Co. Ltd.	3,760	162,189
Sanyo Special Steel Co. Ltd.	13,115	202,050
Sapporo Holdings Ltd.	19,700	409,667
Sawai Group Holdings Co. Ltd.	7,143	240,103
SBS Holdings, Inc.	6,498	151,883
SCREEN Holdings Co. Ltd.	7,207	591,385
SCSK Corp.	32,332	516,506
Seiko Holdings Corp.	7,486	128,371
Seino Holdings Co. Ltd.	28,672	234,371
Seiren Co. Ltd.(a)	12,400	196,632
Sekisui House REIT, Inc.(a)	813	477,166
Senko Group Holdings Co. Ltd.	28,823	195,544
Senshu Ikeda Holdings, Inc.	137,130	187,867
Seven Bank Ltd.	298,289	558,662
Shibaura Machine Co. Ltd.	9,252	221,508
Shiga Bank Ltd. (The)(a)	9,045	169,808
Shikoku Electric Power Co., Inc.	42,146	243,382
Shindengen Electric Manufacturing Co. Ltd.	6,710	150,441
Shinko Electric Industries Co. Ltd.	7,192	312,920

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Japan-(continued)
Shinsei Bank Ltd.(c)	35,680	$626,119
Ship Healthcare Holdings, Inc.	19,491	327,102
SHO-BOND Holdings Co. Ltd.	5,970	251,976
Shochiku Co. Ltd.(c)	1,856	189,801
Siix Corp.	16,587	127,510
SKY Perfect JSAT Holdings, Inc.	52,288	169,249
Sodick Co. Ltd.	27,345	153,533
Sohgo Security Services Co. Ltd.	22,242	619,861
Sotetsu Holdings, Inc.(a)	12,487	214,953
Square Enix Holdings Co. Ltd.	14,684	588,864
Star Micronics Co. Ltd.	13,691	153,927
Starts Corp., Inc.	6,573	121,905
Sugi Holdings Co. Ltd.	11,575	498,522
Sumitomo Bakelite Co. Ltd.	11,343	374,394
Sumitomo Mitsui Construction Co. Ltd.	46,409	150,920
Sumitomo Osaka Cement Co. Ltd.	16,680	466,051
Sumitomo Pharma Co. Ltd.	77,579	691,346
Sumitomo Warehouse Co. Ltd. (The)	12,417	209,028
Sundrug Co. Ltd.	22,338	520,691
Suruga Bank Ltd.(a)	169,639	530,251
Suzuken Co. Ltd.	15,791	468,026
SWCC Showa Holdings Co. Ltd.(a)	13,403	180,058
Tadano Ltd.	23,191	164,760
Taiheiyo Cement Corp.	42,185	683,571
Taisho Pharmaceutical Holdings Co. Ltd.	12,140	476,873
Taiyo Holdings Co. Ltd.	8,501	203,656
Takara Holdings, Inc.	37,880	319,464
Takasago Thermal Engineering Co. Ltd.(a)	11,064	144,747
Takeuchi Manufacturing Co. Ltd.	11,942	218,718
Takuma Co. Ltd.	14,150	159,127
Tama Home Co. Ltd.(a)	7,520	147,185
Tamura Corp.(a)	36,698	156,355
TBS Holdings, Inc.	20,895	274,630
TechnoPro Holdings, Inc.	13,818	346,438
Toagosei Co. Ltd.	16,813	138,322
Tocalo Co. Ltd.	15,250	152,884
Toda Corp.	25,703	148,591
Toei Co. Ltd.	1,148	151,962
Toho Co. Ltd.	19,020	707,187
Toho Holdings Co. Ltd.	10,492	170,760
Toho Zinc Co. Ltd.(a)	10,540	227,705
Tokai Carbon Co. Ltd.	78,486	649,141
Tokai Rika Co. Ltd.	13,329	140,436
Tokai Tokyo Financial Holdings, Inc.	62,863	187,416
Token Corp.	2,135	142,322
Tokuyama Corp.	38,325	511,241
Tokyo Century Corp.	10,470	322,373
Tokyo Ohka Kogyo Co. Ltd.	7,409	406,335
Tokyo Seimitsu Co. Ltd.	11,157	387,320
Tokyo Steel Manufacturing Co. Ltd.	24,998	258,280
Tokyo Tatemono Co. Ltd.	43,574	612,062
Tokyu Construction Co. Ltd.	23,685	110,204
Tokyu REIT, Inc.	185	261,022
Tomy Co. Ltd.	20,118	191,774
Topcon Corp.	30,530	384,792
Towa Pharmaceutical Co. Ltd.	6,379	135,507
Toyo Ink SC Holdings Co. Ltd.	9,760	145,460
Toyo Seikan Group Holdings Ltd.	46,082	500,060
Toyo Tire Corp.	47,074	539,673
Toyobo Co. Ltd.	24,979	204,982

	Shares	Value
Japan-(continued)
Toyoda Gosei Co. Ltd.	37,476	$541,908
Toyota Boshoku Corp.	41,260	660,056
Transcosmos, Inc.	7,754	183,323
Trusco Nakayama Corp.	6,962	108,735
TS Tech Co. Ltd.	27,769	287,558
Tsubaki Nakashima Co. Ltd.	24,098	171,840
Tsugami Corp.	15,350	144,037
Tsumura & Co.	8,722	214,641
TV Asahi Holdings Corp.	14,899	170,361
UACJ Corp.	17,380	292,976
UBE Corp.	34,560	539,983
Ulvac, Inc.	14,249	563,933
United Arrows Ltd.	16,546	223,497
Ushio, Inc.	31,625	413,601
USS Co. Ltd.	36,652	605,951
V Technology Co. Ltd.	5,777	133,697
Wacoal Holdings Corp.(a)	10,760	153,324
Wacom Co. Ltd.	27,441	199,381
Welcia Holdings Co. Ltd.	26,349	544,836
Yamaguchi Financial Group, Inc.	65,251	357,804
Yamato Kogyo Co. Ltd.	10,681	346,250
Yamazaki Baking Co. Ltd.(a)	51,371	636,785
Yaoko Co. Ltd.	3,975	210,436
Yokohama Rubber Co. Ltd. (The)	41,575	555,555
Yokowo Co. Ltd.	6,405	126,297
Yoshinoya Holdings Co. Ltd.(a)	15,774	287,188
Zenkoku Hosho Co. Ltd.	10,020	352,287
Zensho Holdings Co. Ltd.(a)	24,148	571,386
Zeon Corp.	60,576	649,679
ZOZO, Inc.	8,209	167,842

		138,506,569

Jersey-0.03%
Sanne Group PLC(c)	12,633	143,793

Kenya-0.07%
Vivo Energy PLC(b)	208,921	378,138

Luxembourg-0.25%
Global Fashion Group S.A.(a)(c)	48,480	93,005
RTL Group S.A.(a)	7,086	369,862
SES S.A., FDR	89,419	796,766

		1,259,633

Macau-0.18%
MGM China Holdings Ltd.(c)	217,889	124,260
SJM Holdings Ltd.(c)	809,668	341,238
Wynn Macau Ltd.(a)(c)	717,842	438,055

		903,553

Mexico-0.11%
Fresnillo PLC(a)	54,816	538,353

Netherlands-1.98%
Accell Group N.V.(c)	3,865	233,603
Adyen N.V.(a)(b)(c)	392	655,604
AMG Advanced Metallurgical Group N.V.(a)	5,513	214,257
Arcadis N.V	15,694	651,887
Argenx SE(a)(c)	1,154	331,781
Basic-Fit N.V.(b)(c)	5,228	217,335
BE Semiconductor Industries N.V.(a)	7,623	461,603
Boskalis Westminster	14,081	486,996
Corbion N.V.	11,507	397,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Netherlands-(continued)
Eurocommercial Properties N.V	10,296	$248,581
Euronext N.V.(b)	8,233	660,985
Flow Traders(b)	12,037	393,699
Fugro N.V.(c)	51,997	640,316
Heijmans N.V., CVA	9,200	126,119
IMCD N.V.	5,355	850,713
Intertrust N.V.(b)(c)	22,276	460,602
JDE Peet’s N.V.(a)	26,903	790,118
Koninklijke BAM Groep N.V.(a)(c)	189,832	522,953
OCI N.V.(c)	20,806	789,081
TKH Group N.V., CVA(a)	7,784	381,686
TomTom N.V.(a)(c)	19,331	166,895
Van Lanschot Kempen N.V., CVA	7,015	181,574
Wereldhave N.V.(a)	12,813	209,381

		10,073,456

New Zealand-1.03%
a2 Milk Co. Ltd. (The)(c)	95,770	303,938
Auckland International Airport Ltd.(c)	150,908	762,876
Chorus Ltd.	49,069	234,085
Contact Energy Ltd.	68,428	361,438
Fisher & Paykel Healthcare Corp. Ltd.	41,258	570,727
Fletcher Building Ltd.	141,348	563,448
Goodman Property Trust	87,745	128,314
Infratil Ltd.	32,311	175,099
Mainfreight Ltd.	5,004	262,042
Mercury NZ Ltd.	40,249	156,994
Meridian Energy Ltd.	103,009	314,308
Ryman Healthcare Ltd.	36,994	219,426
SKYCITY Entertainment Group Ltd.	79,196	148,755
Spark New Zealand Ltd.	271,482	863,896
Xero Ltd.(c)	2,373	156,529

		5,221,875

Nigeria-0.08%
Airtel Africa PLC(b)	222,460	402,566

Norway-1.68%
Aker ASA, Class A	6,151	506,507
Aker Solutions ASA, Class A	116,761	408,428
Atea ASA	12,201	146,252
Austevoll Seafood ASA	20,903	335,487
Borregaard ASA	9,269	178,641
BW Offshore Ltd.	55,795	161,425
Crayon Group Holding ASA(b)(c)	9,302	138,323
DNO ASA	270,461	414,859
Elkem ASA(b)	100,832	424,882
Entra ASA(b)	14,623	243,277
Europris ASA(b)	37,420	191,989
Frontline Ltd.(c)	68,479	574,662
Grieg Seafood ASA(c)	14,005	210,839
Kongsberg Gruppen ASA	10,949	473,805
Leroy Seafood Group ASA	59,320	563,191
Norske Skog ASA(b)(c)	33,995	190,472
Norwegian Air Shuttle ASA(c)	122,831	172,904
Salmar ASA	7,852	649,538
Schibsted ASA, Class A	8,534	178,247
Schibsted ASA, Class B	10,558	203,068
SpareBank 1 Nord Norge	17,730	189,624
SpareBank 1 SMN	24,403	345,289
SpareBank 1 SR-Bank ASA, Class B	24,091	309,307

	Shares	Value
Norway-(continued)
TGS ASA	51,136	$795,330
TOMRA Systems ASA	8,090	322,323
Wallenius Wilhelmsen ASA	34,484	219,197

		8,547,866

Peru-0.06%
Hochschild Mining PLC	188,629	279,452

Poland-0.87%
Alior Bank S.A.(c)	30,553	246,894
Allegro.eu S.A.(a)(b)(c)	37,876	193,566
Bank Millennium S.A.(a)(c)	78,619	88,120
CCC S.A.(a)(c)	11,904	138,735
CD Projekt S.A	3,844	103,768
Cyfrowy Polsat S.A.	41,162	223,791
Dino Polska S.A.(b)(c)	3,405	219,475
Grupa Lotos S.A.(c)	23,202	360,158
Jastrzebska Spolka Weglowa S.A.(a)(c)	37,253	551,967
KRUK S.A.	2,937	168,106
LPP S.A.(a)	88	184,952
mBank S.A.(c)	3,660	243,814
Orange Polska S.A.(c)	134,044	203,853
PGE Polska Grupa Energetyczna S.A.(c)	183,715	405,255
Polskie Gornictwo Naftowe i Gazownictwo S.A	336,975	471,732
Santander Bank Polska S.A.	5,701	345,028
Tauron Polska Energia S.A.(c)	389,651	291,390

		4,440,604

Portugal-0.30%
CTT-Correios de Portugal S.A.	40,919	183,237
Navigator Co. S.A. (The)	78,759	322,022
NOS, SGPS S.A.(a)	91,367	384,995
REN - Redes Energeticas Nacionais SGPS S.A	71,154	216,647
Sonae SGPS S.A	382,591	411,157

		1,518,058

Singapore-2.03%
AIMS APAC REIT	142,720	146,190
Ascott Residence Trust	386,129	321,543
BOC Aviation Ltd.(a)(b)	38,682	302,574
BW LPG Ltd.(b)	47,519	301,096
City Developments Ltd.	136,520	837,161
ESR-REIT	483,455	135,851
Ezion Holdings Ltd., Wts., expiring 04/16/2023(e)	177,436	0
Frasers Centrepoint Trust	168,708	297,221
Frasers Logistics & Commercial Trust(b)	457,311	476,393
IGG, Inc.	236,311	96,815
Jardine Cycle & Carriage Ltd.	17,585	367,072
Keppel Corp. Ltd.	179,010	886,545
Keppel DC REIT	181,216	271,068
Keppel REIT	443,663	389,911
Mapletree Commercial Trust	511,972	690,675
Mapletree Industrial Trust	299,560	563,876
Mapletree Logistics Trust	520,076	671,007
NetLink NBN Trust(b)	557,738	403,318
Olam Group Ltd.	148,105	181,257
Raffles Medical Group Ltd.	149,835	129,669
SATS Ltd.(c)	97,881	320,630
Sembcorp Industries Ltd.	208,452	441,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Singapore-(continued)
Sembcorp Marine Ltd.(c)	2,544,345	$200,835
Singapore Exchange Ltd.	115,582	815,139
Suntec REIT	464,807	615,382
UOL Group Ltd.	80,599	424,044

		10,286,954

South Africa-0.04%
Scatec ASA(b)	15,315	187,098

South Korea-8.68%
Amorepacific Group	8,765	344,599
Asiana Airlines, Inc.(a)(c)	39,298	619,693
BGF retail Co. Ltd.	2,470	353,970
BNK Financial Group, Inc.	107,950	667,590
Celltrion Healthcare Co. Ltd.	5,125	259,892
Cheil Worldwide, Inc.	21,294	425,591
Chong Kun Dang Pharmaceutical Corp.	2,043	159,082
CJ CGV Co. Ltd.(c)	7,410	158,902
CJ Corp.	5,423	371,891
CJ ENM Co. Ltd.	5,028	502,167
CJ Logistics Corp.(c)	2,678	259,382
Com2uSCorp.	2,490	185,349
Cosmax, Inc.	1,909	128,964
Coway Co. Ltd.	12,308	689,046
Daewoo Engineering & Construction Co. Ltd.(a)(c)	130,167	690,582
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(c)	30,843	634,130
Daishin Securities Co. Ltd.	10,617	147,587
Daishin Securities Co. Ltd., Preference Shares	10,121	122,751
DB HiTek Co. Ltd.	4,921	259,454
DB Insurance Co. Ltd.	12,631	672,654
Delivery Hero SE(b)(c)	6,364	226,750
DGB Financial Group, Inc.	37,476	263,305
DL Holdings Co. Ltd.	6,101	297,610
Dongkuk Steel Mill Co. Ltd.	49,438	723,814
Dongsuh Cos., Inc.	6,287	132,802
Doosan Bobcat, Inc.	10,741	347,517
Doosan Co. Ltd.	6,206	427,907
Fila Holdings Corp.	20,485	523,411
Gradiant Corp.(a)	58,372	210,065
Green Cross Corp.	1,063	157,879
GS Holdings Corp.	16,066	554,799
GS Retail Co. Ltd.	16,464	374,682
Handsome Co. Ltd.	5,647	158,045
Hankook Tire & Technology Co. Ltd.	16,677	456,600
Hanmi Pharm Co. Ltd.	755	186,285
Hanon Systems	54,518	485,876
Hansol Chemical Co. Ltd.	1,009	192,370
Hanssem Co. Ltd.	2,670	165,062
Hanwha Aerospace Co. Ltd.	16,813	709,855
Hanwha Corp.	21,561	510,156
Hanwha Corp., Preference Shares	11,474	144,351
Hanwha Investment & Securities Co. Ltd.	36,897	138,491
Hanwha Life Insurance Co. Ltd.(c)	203,694	471,351
HD Hyundai Co. Ltd.	15,630	715,624
HDC Hyundai Development Co-Engineering & Construction, Class E	55,954	659,396
Hite Jinro Co. Ltd.	9,166	270,203
HMM Co. Ltd.	29,362	654,201

	Shares	Value
South Korea-(continued)
Hotel Shilla Co. Ltd.	7,596	$484,399
Hyosung Advanced Materials Corp.(a)	963	360,094
Hyosung Chemical Corp.(c)	1,008	178,834
Hyosung Corp.	4,328	284,158
Hyosung Heavy Industries Corp.(c)	3,252	141,883
Hyosung TNC Corp.	1,485	480,997
Hyundai Construction Equipment Co. Ltd.	8,939	260,502
Hyundai Department Store Co. Ltd.	6,522	388,646
Hyundai Doosan Infracore Co. Ltd.(c)	85,042	439,133
Hyundai Electric & Energy System Co. Ltd.(c)	13,177	224,912
Hyundai Elevator Co. Ltd.	9,048	254,344
Hyundai Heavy Industries Co. Ltd.(c)	4,251	465,762
Hyundai Marine & Fire Insurance Co. Ltd.	35,825	918,985
Hyundai Mipo Dockyard Co. Ltd.(c)	5,615	368,281
Hyundai Rotem Co. Ltd.(a)(c)	24,726	368,998
Hyundai Wia Corp.(a)	14,781	755,283
IS Dongseo Co. Ltd.	5,623	237,409
JB Financial Group Co. Ltd.	29,914	211,935
Kakao Corp.	10,620	740,262
KakaoBank Corp.(c)	3,785	125,107
Kangwon Land, Inc.(c)	27,473	578,542
KCC Corp.	2,370	629,690
KCC Glass Corp.	4,715	229,852
KEPCO Plant Service & Engineering Co. Ltd.(a)	8,887	263,345
KG Chemical Corp.	7,262	241,270
KIWOOM Securities Co. Ltd.	5,348	400,406
Kolmar Korea Co. Ltd.(a)	4,960	183,213
Kolon Industries, Inc.	13,267	648,276
Korea Aerospace Industries Ltd.	14,774	509,920
Korea Line Corp.(c)	75,412	158,993
Korea Petrochemical Ind Co. Ltd.	2,176	256,717
Korea Real Estate Investment & Trust Co. Ltd.	84,466	146,662
Korean Reinsurance Co.	22,659	173,618
Krafton, Inc.(c)	2,007	391,377
Kumho Petrochemical Co. Ltd.	5,844	706,473
Kyeryong Construction Industrial Co. Ltd.	5,153	149,431
LIG Nex1 Co. Ltd.	3,141	204,573
LOTTE Chilsung Beverage Co. Ltd.	1,502	215,706
LOTTE Corp.	9,778	264,055
LOTTE Fine Chemical Co. Ltd.	5,640	361,984
LOTTE Shopping Co. Ltd.	5,865	436,635
LS Corp.	7,500	341,413
LS Electric Co. Ltd.	7,182	270,916
LX Hausys Ltd.	5,051	233,453
LX International Corp.	21,737	659,261
Mando Corp.	19,291	818,144
Meritz Financial Group, Inc.	15,868	472,397
Meritz Securities Co. Ltd.	123,763	637,973
Mirae Asset Securities Co. Ltd.	77,937	492,964
Mirae Asset Securities Co. Ltd., Second Pfd.	32,232	112,949
MK Electron Co. Ltd.	11,130	132,397
Netmarble Corp.(b)	2,888	216,594
NH Investment & Securities Co. Ltd.	68,294	585,010
NHN Corp.(c)	9,010	247,781
NongShim Co. Ltd.	1,264	303,150
OCI Co. Ltd.	7,614	630,853
Orion Corp.	5,082	380,359
Pan Ocean Co. Ltd.	55,641	291,537

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
South Korea-(continued)
Paradise Co. Ltd.(a)(c)	9,998	$130,638
Partron Co. Ltd.	15,573	142,982
Poongsan Corp.	11,266	285,076
S-1 Corp.	4,131	225,445
Samsung Biologics Co. Ltd.(b)(c)	322	212,749
Samsung Card Co. Ltd.	11,035	291,431
Seah Besteel Holdings Corp.	14,988	216,215
Sebang Global Battery Co. Ltd.	3,750	223,113
Seoul Semiconductor Co. Ltd.	18,416	196,616
Seoyon Co. Ltd.	17,495	110,117
SFA Engineering Corp.	7,453	233,590
SK Chemicals Co. Ltd.	2,668	266,357
SKC Co. Ltd.	3,412	402,255
SL Corp.(a)	7,748	162,711
SSANGYONG C&E Co. Ltd.	32,677	214,650
Sungwoo Hitech Co. Ltd.	35,407	136,664
TKG Huchems Co. Ltd.	10,013	176,322
WONIK IPS Co. Ltd.(a)	5,810	181,556
Youngone Corp.	11,333	427,597
Yuhan Corp.	7,437	358,523

		44,074,103

Spain-1.63%
Almirall S.A.(a)	17,808	231,207
Applus Services S.A	34,421	268,833
Befesa S.A.(b)	4,823	302,229
Cia de Distribucion Integral Logista Holdings S.A	30,851	563,989
CIE Automotive S.A	15,536	337,059
Construcciones y Auxiliar de Ferrocarriles S.A.(a)	4,069	125,224
Corp ACCIONA Energias Renovables S.A.	6,737	250,074
Ebro Foods S.A.(a)	8,001	143,137
EDP Renovaveis S.A.(a)	29,373	698,100
Ence Energia y Celulosa S.A.(c)	69,161	260,096
Faes Farma S.A.	48,968	204,687
Fluidra S.A.(a)	11,054	298,228
Gestamp Automocion S.A.(b)	91,509	294,058
Indra Sistemas S.A.(c)	60,657	618,250
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	113,433	162,353
Mediaset Espana Comunicacion S.A.(c)	63,753	285,568
Melia Hotels International S.A.(c)	34,062	279,493
Obrascon Huarte Lain S.A.(c)	361,623	305,270
Prosegur Cia de Seguridad S.A.	68,410	140,516
Sacyr S.A.(a)	264,271	708,714
Siemens Gamesa Renewable Energy S.A., Class R(a)(c)	43,648	695,918
Tecnicas Reunidas S.A.(a)(c)	35,646	295,476
Unicaja Banco S.A.(b)	386,264	359,199
Viscofan S.A	8,504	467,928

		8,295,606

Sweden-4.30%
AAK AB	31,014	539,933
AddTech AB, Class B	16,241	287,173
AFRY AB	23,265	384,957
Arjo AB, Class B	39,004	294,720
Atrium Ljungberg AB, Class B	9,063	147,629
Avanza Bank Holding AB(a)	6,887	174,468
Axfood AB(a)	29,906	887,124

	Shares	Value
Sweden-(continued)
Beijer Alma AB	6,013	$125,333
Beijer Ref AB(a)	19,009	309,931
Betsson AB, Class B	66,604	409,131
BHG Group AB(c)	16,704	115,289
Bilia AB, Class A	21,759	303,245
Bonava AB, Class B	38,681	188,482
Bravida Holding AB(b)	20,171	206,641
Bure Equity AB	8,440	199,353
Byggmax Group AB	26,391	203,183
Catena AB	3,455	179,977
Cibus Nordic Real Estate AB(a)	6,872	157,567
Clas Ohlson AB, Class B	19,497	221,640
Cloetta AB, Class B	89,659	226,528
Coor Service Management Holding AB(b)	23,840	216,780
Corem Property Group AB, Class B	47,331	100,106
Corem Property Group AB, Preference Shares	772	24,249
Dios Fastigheter AB	21,246	189,136
Dustin Group AB(a)(b)	23,377	168,129
Electrolux Professional AB, Class B	40,046	225,383
Elekta AB, Class B(a)	79,555	533,422
EQT AB	7,929	224,513
Evolution AB(b)	6,338	653,463
Granges AB(a)	27,318	223,877
Hexpol AB	59,025	504,080
Hufvudstaden AB, Class A(a)	31,023	399,661
Indutrade AB	26,198	620,825
Intrum AB(a)	30,123	722,914
Investment AB Latour, Class B	10,855	288,269
Inwido AB(a)	14,251	197,464
JM AB(a)	21,990	510,553
L E Lundbergforetagen AB, Class B	14,340	671,429
Lifco AB, Class B	14,658	308,357
Lindab International AB	12,506	291,917
Loomis AB(a)	15,335	382,843
Mekonomen AB(c)	16,535	189,605
Modern Times Group MTG AB, Class B(c)	14,955	157,683
Mycronic AB	10,965	191,923
NCC AB, Class A(a)	1,035	13,816
NCC AB, Class B	25,419	313,814
New Wave Group AB, Class B	11,016	193,114
Nibe Industrier AB, Class B	76,572	751,320
Nobia AB	49,066	193,387
Nolato AB, Class B	23,980	166,087
Nordic Entertainment Group AB, Class B(c)	13,963	456,334
Nordnet AB publ	9,377	161,415
Nyfosa AB	26,974	298,801
Pandox AB(c)	27,760	386,939
Peab AB, Class B	33,090	317,375
Ratos AB, Class B(a)	84,935	433,471
Resurs Holding AB, Class A(a)(b)	106,141	309,165
Sagax AB, Class B	12,073	305,582
Sagax AB, Class D	7,516	23,177
Samhallsbyggnadsbolaget i Norden AB, Class B(a)	146,201	453,686
Samhallsbyggnadsbolaget i Norden AB, Class D	6,927	18,099
SAS AB(a)(c)	4,790,278	496,076
Scandic Hotels Group AB(a)(b)(c)	65,070	249,823
Sinch AB(a)(b)(c)	28,909	127,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Sweden-(continued)
Stillfront Group AB(c)	62,757	$126,784
Sweco AB, Class B	30,774	435,583
Swedish Orphan Biovitrum AB, Class B(c)	30,366	639,008
Thule Group AB(a)(b)	14,474	501,512
VNV Global AB(c)	28,700	119,656
Wallenstam AB, Class B(a)	26,317	290,060
Wihlborgs Fastigheter AB(a)	29,682	512,287

		21,853,085

Switzerland-3.25%
Allreal Holding AG	2,390	451,803
ALSO Holding AG	1,391	316,183
Arbonia AG	10,614	190,268
Aryzta AG(a)(c)	351,889	327,941
Autoneum Holding AG(a)	1,402	164,589
Banque Cantonale Vaudoise(a)	8,026	679,565
Belimo Holding AG	689	341,084
BKW AG	4,995	609,898
Bucher Industries AG	1,408	508,968
Burckhardt Compression Holding AG	476	243,562
Bystronic AG	130	107,948
Cembra Money Bank AG(a)	9,854	713,033
Daetwyler Holding AG, BR	620	199,344
DKSH Holding AG	7,816	672,029
dormakaba Holding AG	852	396,685
Emmi AG	327	325,054
EMS-Chemie Holding AG	734	656,683
Flughafen Zurich AG(a)(c)	3,676	623,296
Forbo Holding AG	185	271,637
Galenica AG(a)(b)	10,816	800,164
Huber + Suhner AG	3,584	314,859
Inficon Holding AG	196	178,831
Interroll Holding AG, Class R	38	115,427
IWG PLC(c)	185,524	558,525
Komax Holding AG, Class R	613	160,138
Kongsberg Automotive ASA(c)	656,626	173,222
Landis+Gyr Group AG(a)	6,667	373,656
Mediclinic International PLC(c)	127,942	590,689
Mobilezone Holding AG	13,925	225,516
Mobimo Holding AG	861	246,933
OC Oerlikon Corp. AG	61,927	441,517
Rieter Holding AG	942	128,147
SFS Group AG	2,681	336,845
Siegfried Holding AG	379	276,086
Stadler Rail AG(a)	12,242	442,959
Straumann Holding AG	3,505	414,193
Sulzer AG(a)	4,736	354,350
Tecan Group AG, Class R	825	248,464
Temenos AG	4,474	451,583
u-blox Holding AG(c)	2,274	188,712
Valiant Holding AG	1,703	170,264
Valora Holding AG(a)	1,323	216,528
VAT Group AG(a)(b)	1,707	530,883
Vontobel Holding AG, Class R	4,087	299,479
Wizz Air Holdings PLC(a)(b)(c)	5,624	216,251
Zehnder Group AG	2,081	162,433
Zur Rose Group AG(a)(c)	863	106,005

		16,522,229

Ukraine-0.06%
Ferrexpo PLC	152,070	306,941

	Shares	Value
United Arab Emirates-0.10%
Borr Drilling Ltd.(a)(c)	80,411	$326,474
Network International Holdings PLC(a)(b)(c)	63,309	205,361

		531,835

United Kingdom-7.68%
888 Holdings PLC	67,133	159,111
Ascential PLC(c)	53,241	210,879
Ashmore Group PLC(a)	121,063	333,135
Assura PLC	520,531	430,674
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	19,076	198,110
Auto Trader Group PLC(a)(b)	56,797	448,146
AVEVA Group PLC(a)	17,666	475,141
Babcock International Group PLC(c)	103,943	396,447
Balfour Beatty PLC	117,677	354,120
Biffa PLC(a)(b)	54,495	235,418
Big Yellow Group PLC	25,302	451,362
BMO Commercial Property Trust Ltd.	115,266	170,377
Bodycote PLC	22,094	169,508
Brewin Dolphin Holdings PLC	44,258	283,763
Britvic PLC	62,763	669,350
Capita PLC(c)	425,983	125,537
Capital & Counties Properties PLC	151,500	311,975
Capricorn Energy PLC(c)	106,091	272,589
Civitas Social Housing PLC(b)	173,002	187,153
Clarkson PLC	4,217	193,160
Close Brothers Group PLC	27,166	375,745
CMC Markets PLC(b)	48,001	172,223
Computacenter PLC	13,054	435,307
ConvaTec Group PLC(b)	344,699	909,162
Countryside Partnerships PLC(b)(c)	145,147	453,289
Cranswick PLC	8,024	317,455
Crest Nicholson Holdings PLC	50,809	158,967
Currys PLC	375,942	436,048
Dechra Pharmaceuticals PLC	6,262	282,853
Diploma PLC	10,252	350,162
Domino’s Pizza Group PLC(a)	69,084	301,491
Dr. Martens PLC	41,072	107,992
Dunelm Group PLC	21,482	262,895
Elementis PLC(c)	99,091	149,377
EnQuest PLC(c)	1,074,856	437,915
Essentra PLC	34,236	134,491
Euromoney Institutional Investor PLC	13,666	169,301
Firstgroup PLC(c)	200,913	278,170
Frasers Group PLC(c)	54,816	459,619
Games Workshop Group PLC	3,721	343,945
Genuit Group PLC	36,956	208,602
Genus PLC	6,192	193,845
Grafton Group PLC	52,974	643,504
Grainger PLC	122,303	451,952
Great Portland Estates PLC	45,418	386,836
Greggs PLC	13,230	384,798
Halfords Group PLC	66,882	190,109
Hammerson PLC	1,203,963	433,857
Harbour Energy PLC	76,959	483,115
Hargreaves Lansdown PLC(a)	44,047	500,115
Hill & Smith Holdings PLC	11,403	196,995
HomeServe PLC	63,107	776,540
Ibstock PLC(b)	106,613	249,377
Indivior PLC(c)	72,937	285,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
United Kingdom-(continued)
IP Group PLC	257,008	$263,873
J D Wetherspoon PLC(a)(c)	28,672	261,014
JD Sports Fashion PLC	318,004	525,512
John Wood Group PLC(c)	277,997	776,502
Jupiter Fund Management PLC	126,120	280,043
Kier Group PLC(c)	115,419	114,050
Lancashire Holdings Ltd.	75,299	396,882
LondonMetric Property PLC	133,230	447,226
LXI REIT PLC(b)	114,760	212,428
Marshalls PLC	20,146	154,026
Marston’s PLC(c)	190,363	179,370
Mitchells & Butlers PLC(c)	81,212	230,858
Moneysupermarket.com Group PLC	140,804	308,134
Morgan Sindall Group PLC	5,482	148,183
National Express Group PLC(a)(c)	146,506	454,489
NCC Group PLC	61,027	138,426
Ninety One PLC(a)	51,464	171,742
Ocado Group PLC(a)(c)	31,971	363,929
OSB Group PLC	71,667	493,295
Oxford Instruments PLC	5,847	169,773
PageGroup PLC	69,480	425,741
Paragon Banking Group PLC	58,152	356,205
Pepco Group N.V.(b)(c)	18,304	170,849
Petrofac Ltd.(c)	381,286	642,289
Pets at Home Group PLC	119,887	463,733
Playtech PLC(c)	91,523	595,213
Premier Foods PLC	106,388	147,679
Primary Health Properties PLC	250,160	452,793
Provident Financial PLC	54,978	175,542
QinetiQ Group PLC	127,824	545,839
Reach PLC	93,543	189,984
Redde Northgate PLC	41,218	204,484
Redrow PLC	83,568	546,948
Renewi PLC(c)	27,108	232,490
Renishaw PLC	3,328	174,938
Restaurant Group PLC (The)(c)	204,086	157,922
Rightmove PLC(a)	47,947	368,013
Rotork PLC(a)	140,238	507,296
S4 Capital PLC(c)	37,924	141,115
Safestore Holdings PLC	24,470	384,152
Saga PLC(c)	48,271	136,360
Savills PLC	19,938	266,444
Serco Group PLC	271,809	516,083
Shaftesbury PLC	51,324	382,465
Softcat PLC	13,046	228,888
Spire Healthcare Group PLC(b)(c)	66,071	177,378
Spirent Communications PLC	84,740	245,976
SThree PLC	49,985	228,903
Synthomer PLC	122,805	463,720
Telecom Plus PLC	11,230	231,403
THG PLC(c)	266,595	350,308
TP ICAP Group PLC	148,021	244,938

	Shares	Value
United Kingdom-(continued)
Tritax Big Box REIT PLC	261,525	$792,958
Tritax EuroBox PLC(a)(b)	116,158	147,735
Tyman PLC	44,485	151,364
UK Commercial Property REIT Ltd.	192,966	212,577
Ultra Electronics Holdings PLC	10,025	408,589
UNITE Group PLC (The)	51,552	728,774
Vesuvius PLC	33,055	133,149
Victrex PLC	18,967	429,862
Vistry Group PLC	47,643	496,894
Watches of Switzerland Group PLC(b)(c)	16,633	207,893
WH Smith PLC(c)	24,662	442,873
Wickes Group PLC	74,779	178,922
Workspace Group PLC	28,370	235,540

		39,010,072

United Republic of Tanzania-0.02%
Helios Towers PLC(a)(c)	74,985	105,535

United States-0.97%
Argonaut Gold, Inc.(c)	112,978	190,057
Avast PLC(b)	47,436	336,755
Brookfield Renewable Corp.	10,957	395,482
Cineworld Group PLC(a)(c)	1,122,985	432,035
Diversified Energy Co. PLC(b)	157,172	237,695
JS Global Lifestyle Co. Ltd.(b)	212,574	251,979
Oracle Corp.	8,010	516,884
Primo Water Corp.	41,419	608,946
Reliance Worldwide Corp. Ltd.	115,049	315,230
RHI Magnesita N.V	5,068	150,362
Samsonite International S.A.(b)(c)	334,605	734,381
Sims Ltd.	52,615	765,528

		4,935,334

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.46% (Cost $511,403,539)		504,911,863

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-11.49%
Invesco Private Government Fund, 0.40%(f)(g)(h)	17,626,115	17,626,115
Invesco Private Prime Fund, 0.35%(f)(g)(h)	40,685,961	40,685,961

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,311,669)		58,312,076

TOTAL INVESTMENTS IN SECURITIES-110.95% (Cost $569,715,208)		563,223,939
OTHER ASSETS LESS LIABILITIES-(10.95)%		(55,601,488)

NET ASSETS-100.00%		$507,622,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

Investment Abbreviations:

BR-Bearer Shares

CDI-CREST Depository Interest

CVA-Dutch Certificates

FDR-Fiduciary Depositary Receipt

Pfd.-Preferred

REIT-Real Estate Investment Trust

RSP-Registered Savings Plan Shares

Wts.-Warrants

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2022.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $29,102,511, which represented 5.73% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Restricted security. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Invesco Office J-Reit, Inc.	$58,080	$-	$(58,488)	$(10,828)	$11,236	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	21,484,903	(21,484,903)	-	-	-	157
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,012,523	32,628,678	(27,015,086)	-	-	17,626,115	11,821	*
Invesco Private Prime Fund	28,084,570	68,259,791	(55,644,030)	407	(14,777)	40,685,961	33,353	*

Total	$40,155,173	$122,373,372	$(104,202,507)	$(10,421)	$(3,541)	$58,312,076	$45,331

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Industrials	21.57
Consumer Discretionary	12.56
Materials	11.52
Real Estate	11.27
Financials	9.65
Information Technology	7.31
Consumer Staples	7.03
Health Care	5.65
Communication Services	5.63
Energy	4.63
Utilities	2.64
Money Market Funds Plus Other Assets Less Liabilities	0.54

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Invesco FTSE RAFI Emerging Markets ETF (PXH)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Brazil-14.94%
Ambev S.A	2,013,044	$5,902,306
B3 S.A. - Brasil, Bolsa, Balcao	1,453,955	3,904,851
Banco Bradesco S.A	1,456,116	4,384,049
Banco Bradesco S.A., Preference Shares	4,989,806	18,116,536
Banco do Brasil S.A.	1,358,358	9,112,042
Banco Santander Brasil S.A	429,200	2,751,726
Braskem S.A., Class A, Preference Shares	175,409	1,424,609
BRF S.A.(a)	840,200	2,304,010
CCR S.A	828,300	2,075,684
Centrais Eletricas Brasileiras S.A.	588,850	4,813,345
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	258,300	2,094,169
Cia de Saneamento Basico do Estado de Sao Paulo	280,192	2,519,476
Cia Energetica de Minas Gerais	223,543	864,434
Cia Energetica de Minas Gerais, Preference Shares	804,591	2,383,456
Cia Paranaense de Energia	278,800	367,064
Cia Paranaense de Energia, Class B, Preference Shares	1,142,780	1,716,870
Cia Siderurgica Nacional S.A	323,882	1,378,013
Cielo S.A.	3,166,022	2,173,675
Cogna Educacao(a)	4,230,500	2,092,954
Cosan S.A.	413,265	1,752,467
Embraer S.A.(a)	515,467	1,479,097
Energisa S.A.	153,200	1,473,779
Equatorial Energia S.A	433,700	2,245,480
Gerdau S.A., Preference Shares	680,792	3,845,110
Hapvida Participacoes e Investimentos S.A.(b)	584,500	1,035,109
Itau Unibanco Holding S.A	414,100	1,679,078
Itau Unibanco Holding S.A., Preference Shares	4,411,775	21,265,108
Itausa S.A., Preference Shares	1,394,585	2,593,621
Klabin S.A.	342,400	1,433,984
Lojas Renner S.A.	292,810	1,404,272
Metalurgica Gerdau S.A., Preference Shares	1,256,300	2,881,864
Natura & Co. Holding S.A	434,000	1,629,187
Petroleo Brasileiro S.A	2,642,162	17,841,343
Petroleo Brasileiro S.A., Preference Shares	3,990,747	24,401,240
Rumo S.A.	536,800	1,774,447
Sul America S.A.	361,255	1,937,509
Suzano S.A.	167,168	1,674,651
Telefonica Brasil S.A.	358,843	3,854,218
TIM S.A.	554,566	1,509,541
Ultrapar Participacoes S.A	1,165,592	3,076,267
Usinas Siderurgicas de Minas Gerais S.A. Usiminas	116,500	247,482
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	329,200	751,838
Vale S.A	1,891,438	31,811,694

	Shares	Value
Brazil-(continued)
Via S/A(a)	2,387,900	$1,432,103
Vibra Energia S.A	1,195,619	5,099,041

		210,508,799

Canada-0.09%
Canadian Solar, Inc.(a)(c)	46,440	1,278,029

Chile-0.73%
Banco de Chile	21,887,099	2,184,733
Banco Santander Chile	45,352,237	2,181,352
Cencosud S.A.	713,072	1,141,015
Enel Americas S.A.	14,485,651	1,516,404
Falabella S.A.	593,367	1,665,921
Sociedad Quimica y Minera de Chile S.A., Class A	2,464	172,557
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	19,155	1,421,384

		10,283,366

China-37.03%
Agricultural Bank of China Ltd., A Shares	11,450,700	5,302,277
Agricultural Bank of China Ltd., H Shares	36,804,292	13,820,460
Alibaba Group Holding Ltd.(a)	3,544,690	43,327,188
Aluminum Corp. of China Ltd., A Shares(a)	712,200	509,265
Aluminum Corp. of China Ltd., H Shares(a)	2,797,558	1,296,998
Anhui Conch Cement Co. Ltd., A Shares	168,500	1,012,523
Anhui Conch Cement Co. Ltd., H Shares	735,247	3,981,862
ANTA Sports Products Ltd.	104,906	1,206,633
Baidu, Inc., A Shares(a)	690,700	10,843,839
Bank of Beijing Co. Ltd., A Shares	1,970,100	1,359,935
Bank of China Ltd., A Shares	3,329,700	1,626,372
Bank of China Ltd., H Shares	48,193,940	18,972,564
Bank of Communications Co. Ltd., A Shares	3,917,493	3,012,321
Bank of Communications Co. Ltd., H Shares	10,322,443	7,196,366
Baoshan Iron & Steel Co. Ltd., A Shares	1,303,400	1,271,297
BYD Co. Ltd., A Shares	10,400	378,635
BYD Co. Ltd., H Shares	65,165	1,914,797
CGN Power Co. Ltd., A Shares	270,000	115,302
CGN Power Co. Ltd., H Shares(b)	5,896,150	1,655,260
China CITIC Bank Corp. Ltd., A Shares	458,901	349,108
China CITIC Bank Corp. Ltd., H Shares	6,271,198	3,189,698
China Coal Energy Co. Ltd., A Shares	268,200	382,736
China Coal Energy Co. Ltd., H Shares	1,608,000	1,371,057
China Conch Environment Protection Holdings Ltd.(a)	465,096	398,341
China Conch Venture Holdings Ltd	407,596	1,062,348
China Construction Bank Corp., A Shares	303,700	278,388
China Construction Bank Corp., H Shares	44,150,659	31,376,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
China-(continued)
China Everbright Bank Co. Ltd., A Shares	4,159,200	$2,006,017
China Everbright Bank Co. Ltd., H Shares	4,491,946	1,627,910
China Everbright Environment Group Ltd.	2,293,000	1,348,079
China Evergrande Group(d)	10,711,764	1,689,467
China Gas Holdings Ltd.	1,448,029	1,755,110
China Hongqiao Group Ltd.(c)	1,533,560	1,917,433
China Life Insurance Co. Ltd., H Shares .	3,528,372	5,120,539
China Longyuan Power Group Corp. Ltd., H Shares	653,011	1,266,863
China Mengniu Dairy Co. Ltd	510,480	2,746,754
China Merchants Bank Co. Ltd., A Shares	542,400	3,253,301
China Merchants Bank Co. Ltd., H Shares	1,422,283	8,562,427
China Minsheng Banking Corp. Ltd., A Shares	4,547,445	2,548,778
China Minsheng Banking Corp. Ltd., H Shares(c)	11,824,533	4,484,903
China National Building Material Co. Ltd., H Shares	2,720,317	3,605,915
China Overseas Land & Investment Ltd	3,203,598	9,867,219
China Pacific Insurance (Group) Co. Ltd., A Shares	353,100	1,106,119
China Pacific Insurance (Group) Co. Ltd., H Shares	2,014,071	4,449,727
China Petroleum & Chemical Corp., A Shares	3,017,600	1,978,317
China Petroleum & Chemical Corp., H Shares	34,075,744	16,783,790
China Power International Development Ltd.	4,208,000	2,020,950
China Railway Group Ltd., A Shares	2,185,500	2,337,264
China Railway Group Ltd., H Shares	6,023,931	4,203,381
China Resources Cement Holdings Ltd. .	1,512,020	1,251,242
China Resources Gas Group Ltd	338,955	1,277,829
China Resources Land Ltd	1,779,560	7,900,628
China Resources Power Holdings Co. Ltd.	1,868,000	3,496,598
China Shenhua Energy Co. Ltd., A Shares	364,700	1,694,382
China Shenhua Energy Co. Ltd., H Shares	2,495,945	7,956,695
China State Construction Engineering Corp. Ltd., A Shares	5,087,637	4,807,319
China Tower Corp. Ltd., H Shares(b)	16,633,351	1,940,574
China United Network Communications Ltd., A Shares	2,774,600	1,477,504
China Vanke Co. Ltd., A Shares	713,100	2,078,032
China Vanke Co. Ltd., H Shares	1,984,152	4,634,897
Chongqing Rural Commercial Bank Co. Ltd., A Shares	465,000	272,104
Chongqing Rural Commercial Bank Co. Ltd., H Shares	3,215,645	1,247,094
CIFI Holdings Group Co. Ltd.	2,418,000	1,165,795
CITIC Ltd.	1,693,516	1,755,489
CITIC Securities Co. Ltd., A Shares	227,700	673,516
CITIC Securities Co. Ltd., H Shares	740,183	1,623,611

	Shares	Value
China-(continued)
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	181,380	$391,767
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	692,400	1,084,211
Country Garden Holdings Co. Ltd	4,539,533	3,102,413
CRRC Corp. Ltd., A Shares	1,330,300	1,014,740
CRRC Corp. Ltd., H Shares	3,023,000	1,117,177
CSPC Pharmaceutical Group Ltd	1,515,630	1,543,551
ENN Energy Holdings Ltd.	210,814	2,802,966
Geely Automobile Holdings Ltd	2,038,580	3,158,260
GF Securities Co. Ltd., A Shares	156,500	375,990
GF Securities Co. Ltd., H Shares	582,225	723,940
Great Wall Motor Co. Ltd., A Shares	42,800	158,348
Great Wall Motor Co. Ltd., H Shares	604,620	847,001
Greentown China Holdings Ltd.	799,000	1,394,024
Guangzhou Automobile Group Co. Ltd., A Shares	91,000	166,051
Guangzhou Automobile Group Co. Ltd., H Shares	1,196,192	1,016,577
Haier Smart Home Co. Ltd., A Shares	131,500	509,495
Haier Smart Home Co. Ltd., H Shares	712,415	2,546,405
Haitong Securities Co. Ltd., A Shares	354,500	483,253
Haitong Securities Co. Ltd., H Shares	1,821,291	1,273,521
Hengan International Group Co. Ltd	271,273	1,283,934
Huaneng Power International, Inc., A Shares	483,100	524,625
Huaneng Power International, Inc., H Shares(c)	4,531,727	2,275,820
Huatai Securities Co. Ltd., A Shares	225,000	451,182
Huatai Securities Co. Ltd., H Shares(b)	705,240	969,566
Huaxia Bank Co. Ltd., A Shares	1,676,500	1,380,737
Industrial & Commercial Bank of China Ltd., A Shares	3,190,012	2,303,846
Industrial & Commercial Bank of China Ltd., H Shares	47,693,365	28,748,313
Industrial Bank Co. Ltd., A Shares	1,105,400	3,404,398
JD.com, Inc., A Shares(a)	319,414	9,957,366
Jiangxi Copper Co. Ltd., A Shares	142,700	377,481
Jiangxi Copper Co. Ltd., H Shares	1,123,975	1,770,478
JinkoSolar Holding Co. Ltd., ADR(a)	31,651	1,622,430
JOYY, Inc., ADR	36,198	1,432,355
Kunlun Energy Co. Ltd	1,880,783	1,553,662
Kweichow Moutai Co. Ltd., A Shares	6,500	1,789,341
Longfor Group Holdings Ltd.(b)(c)	886,235	4,318,560
Lufax Holding Ltd., ADR	310,094	1,721,022
Meituan, B Shares(a)(b)	187,415	4,023,109
Metallurgical Corp. of China Ltd., A Shares	1,143,000	603,211
Metallurgical Corp. of China Ltd., H Shares	2,873,281	736,557
NetEase, Inc.	270,560	5,170,673
New China Life Insurance Co. Ltd., A Shares	108,400	486,505
New China Life Insurance Co. Ltd., H Shares	709,286	1,791,801
New Oriental Education & Technology Group, Inc., ADR(a)(c)	145,005	1,819,813
People’s Insurance Co. Group of China Ltd. (The), H Shares	7,528,247	2,400,294
PetroChina Co. Ltd., H Shares	23,806,566	11,402,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
China-(continued)
PICC Property & Casualty Co. Ltd., H Shares	2,566,090	$2,607,848
Ping An Bank Co. Ltd., A Shares	832,900	1,919,926
Ping An Insurance (Group) Co. of China Ltd., A Shares	548,800	3,683,100
Ping An Insurance (Group) Co. of China Ltd., H Shares	4,300,317	27,657,941
Poly Developments and Holdings Group Co. Ltd., A Shares	596,500	1,635,203
Postal Savings Bank of China Co. Ltd., A Shares	994,200	810,957
Postal Savings Bank of China Co. Ltd., H Shares(b)(c)	6,419,011	4,880,580
SAIC Motor Corp. Ltd., A Shares	922,656	2,218,670
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	137,400	364,903
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	894,573	1,440,109
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,879,652	3,492,707
Shenzhou International Group Holdings Ltd.	109,732	1,508,729
Shimao Group Holdings Ltd.(c)(d)	6,060,315	3,243,280
Sino Biopharmaceutical Ltd.	1,995,317	1,039,056
Sinopharm Group Co. Ltd., H Shares	551,196	1,264,936
Sunac China Holdings Ltd.(d)	8,308,367	4,364,827
Sunny Optical Technology Group Co. Ltd.	63,350	926,957
TAL Education Group, ADR(a)	496,825	1,684,237
Tencent Holdings Ltd	654,344	30,695,579
Trip.com Group Ltd., ADR(a)(c)	176,477	4,173,681
Vipshop Holdings Ltd., ADR(a)	327,584	2,509,293
Weichai Power Co. Ltd., A Shares	250,700	421,347
Weichai Power Co. Ltd., H Shares	1,037,146	1,444,393
Xiaomi Corp., B Shares(a)(b)	3,524,600	5,354,350
Yangzijiang Shipbuilding Holdings Ltd.	1,333,240	874,642
Yankuang Energy Group Co. Ltd., A Shares	43,300	227,587
Yankuang Energy Group Co. Ltd., H Shares	1,016,029	2,863,789
Zhongsheng Group Holdings Ltd	210,150	1,383,860
Zijin Mining Group Co. Ltd., A Shares	284,900	474,146
Zijin Mining Group Co. Ltd., H Shares	1,092,497	1,606,667

		521,947,830

India-12.69%
Axis Bank Ltd.(a)	566,618	5,322,162
Bank of Baroda(a)	985,150	1,442,424
Bharat Petroleum Corp. Ltd.	769,840	3,614,676
Bharti Airtel Ltd.(a)	445,166	4,277,456
Coal India Ltd.	1,784,156	4,226,315
GAIL (India) Ltd	1,392,490	2,883,884
Grasim Industries Ltd	147,482	3,236,951
HCL Technologies Ltd.	193,733	2,706,242
Hero MotoCorp Ltd.	62,466	2,020,352
Hindalco Industries Ltd.	709,345	4,412,571
Hindustan Petroleum Corp. Ltd.	564,755	1,986,047
Hindustan Unilever Ltd.	98,623	2,867,564
Housing Development Finance Corp. Ltd.	377,654	10,873,304

	Shares	Value
India-(continued)
ICICI Bank Ltd.	288,019	$2,782,047
Indiabulls Housing Finance Ltd.	846,904	1,669,053
Indian Oil Corp. Ltd	1,568,945	2,571,715
Indus Towers Ltd.(a)	443,051	1,188,164
Infosys Ltd	541,010	10,977,317
ITC Ltd.	978,963	3,302,438
Jindal Steel & Power Ltd.	284,912	1,994,604
JSW Steel Ltd.	323,251	3,053,921
Larsen & Toubro Ltd	203,890	4,475,644
Mahindra & Mahindra Ltd	391,407	4,688,757
Maruti Suzuki India Ltd.	25,335	2,539,621
NTPC Ltd.	1,968,244	4,001,355
Oil & Natural Gas Corp. Ltd.	2,492,906	5,208,726
Piramal Enterprises Ltd	49,659	1,390,084
Power Grid Corp. of India Ltd.	1,433,874	4,255,461
REC Ltd.	780,394	1,292,414
Reliance Industries Ltd	753,267	27,237,561
Shriram Transport Finance Co. Ltd.	97,057	1,511,986
State Bank of India	808,756	5,190,365
Sun Pharmaceutical Industries Ltd	165,894	2,007,778
Tata Consultancy Services Ltd.	145,692	6,703,933
Tata Motors Ltd.(a)	1,387,220	7,910,847
Tata Motors Ltd., Class A(a)	303,168	846,317
Tata Power Co. Ltd. (The)	598,841	1,889,662
Tata Steel Ltd.	458,187	7,548,596
Tech Mahindra Ltd.	125,924	2,057,307
UltraTech Cement Ltd.	16,987	1,461,596
UPL Ltd.	184,504	1,963,600
Vedanta Ltd	855,068	4,531,340
Wipro Ltd	167,627	1,105,669
Yes Bank Ltd.(a)	8,965,650	1,583,461

		178,811,287

Indonesia-1.67%
PT Adaro Energy Tbk	9,043,616	2,074,520
PT Astra International Tbk	5,135,081	2,683,192
PT Bank Central Asia Tbk	7,461,888	4,173,430
PT Bank Mandiri (Persero) Tbk	4,723,455	2,910,438
PT Bank Negara Indonesia (Persero) Tbk	3,355,663	2,122,607
PT Bank Rakyat Indonesia (Persero) Tbk	16,028,845	5,327,777
PT Telkom Indonesia (Persero) Tbk	13,360,540	4,257,825

		23,549,789

Malaysia-0.50%
CIMB Group Holdings Bhd.	1,169,700	1,394,011
Malayan Banking Bhd	808,200	1,679,741
Petronas Chemicals Group Bhd	855,200	2,007,613
Public Bank Bhd.	1,786,500	1,919,875

		7,001,240

Mexico-2.99%
America Movil S.A.B. de C.V., Series L	11,495,277	11,186,329
Arca Continental S.A.B. de C.V	209,360	1,328,369
Cemex S.A.B. de C.V., Series CPO(a)(e)	11,784,367	5,185,272
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(c)(f)	935,138	7,030,775
Grupo Financiero Banorte S.A.B. de C.V., Class O(c)	870,280	5,744,441
Grupo Mexico S.A.B. de C.V., Class B	730,299	3,418,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Mexico-(continued)
Grupo Televisa S.A.B., Series CPO(c)(g)	1,181,292	$2,192,584
Wal-Mart de Mexico S.A.B. de C.V.,
Series V	1,700,530	6,012,703

		42,098,566

Russia-0.00%
Aeroflot PJSC(a)(d)	1,684,800	0
Alrosa PJSC(d)	1,976,600	0
Gazprom PJSC(d)	9,643,940	0
Inter RAO UES PJSC(d)	29,081,146	0
Lukoil PJSC(d)	261,775	0
Magnit PJSC(d)	55,179	0
MMC Norilsk Nickel PJSC(d)	20,152	0
Mobile TeleSystems PJSC(d)	921,186	0
Moscow Exchange MICEX-RTS PJSC(d)	550,555	0
Novatek PJSC(d)	298,686	0
Novolipetsk Steel PJSC(d)	795,328	0
Rosneft Oil Co. PJSC(d)	1,054,960	0
Sberbank of Russia PJSC(d)	7,562,894	0
Severstal PAO(d)	147,196	0
Sistema PJSFC(d)	3,408,447	0
Surgutneftegas PJSC(d)	3,493,738	0
Surgutneftegas PJSC, Preference Shares(d)	3,804,484	0
Tatneft PJSC(d)	753,855	0
Tatneft PJSC, Preference Shares(d)	74,068	0
VTB Bank PJSC(d)	3,563,458,267	0

		0

Saudi Arabia-3.53%
Al Rajhi Bank	171,439	8,012,914
Alinma Bank	203,311	2,241,274
Etihad Etisalat Co.	156,027	1,791,857
Riyad Bank	249,339	2,709,645
Saudi Arabian Mining Co.(a)	69,072	2,525,366
Saudi Arabian Oil Co.(b)	550,832	6,582,039
Saudi Basic Industries Corp	251,653	8,778,085
Saudi Electricity Co.	394,004	2,846,997
Saudi Kayan Petrochemical Co.(a)	297,446	1,488,326
Saudi National Bank (The)	292,264	6,112,354
Saudi Telecom Co.	177,431	5,449,307
Yanbu National Petrochemical Co., Class A	78,332	1,269,291

		49,807,455

Singapore-0.04%
Yangzijiang Financial Holding Pte. Ltd.(a)	1,388,230	547,893

South Africa-4.52%
Absa Group Ltd.(c)	250,400	2,706,572
Aspen Pharmacare Holdings Ltd	145,191	1,552,888
Bid Corp. Ltd	91,277	1,907,345
Bidvest Group Ltd. (The)	94,150	1,289,337
Capitec Bank Holdings Ltd.(c)	11,752	1,637,418
Discovery Ltd.(a)(c)	129,691	1,243,875
Exxaro Resources Ltd.(c)	107,692	1,530,297
FirstRand Ltd.	1,246,566	5,361,039
Foschini Group Ltd. (The)	151,574	1,320,345
Gold Fields Ltd.	251,194	3,386,533
Impala Platinum Holdings Ltd.	118,767	1,548,467
Kumba Iron Ore Ltd.	28,186	936,314

	Shares	Value
South Africa-(continued)
Mr Price Group Ltd	86,341	$1,166,924
MTN Group Ltd	540,618	5,730,129
Naspers Ltd., Class N	37,602	3,744,263
Nedbank Group Ltd.	172,089	2,396,764
Old Mutual Ltd.(c)	1,680,623	1,336,999
Remgro Ltd	143,247	1,286,029
Sanlam Ltd.	478,316	1,977,160
Sasol Ltd.(a)	325,291	7,953,468
Shoprite Holdings Ltd.(c)	163,266	2,351,898
Sibanye Stillwater Ltd.	843,097	2,907,618
Standard Bank Group Ltd.(c)	326,243	3,454,755
Steinhoff International Holdings N.V.(a)	10,267,386	1,691,861
Vodacom Group Ltd	162,487	1,555,428
Woolworths Holdings Ltd	479,906	1,791,740

		63,765,466

Taiwan-13.95%
Acer, Inc.	1,877,000	1,742,571
ASE Technology Holding Co. Ltd.	1,731,362	5,584,139
Asustek Computer, Inc	300,641	3,622,828
AU Optronics Corp.	7,075,519	4,047,203
Catcher Technology Co. Ltd.	302,000	1,476,745
Cathay Financial Holding Co. Ltd.	2,883,339	6,072,071
Chailease Holding Co. Ltd.	263,438	2,090,138
China Development Financial Holding Corp	6,175,000	3,721,183
China Steel Corp	4,951,653	5,993,805
Chunghwa Telecom Co. Ltd	1,029,599	4,553,286
Compal Electronics, Inc.	1,844,000	1,375,178
CTBC Financial Holding Co. Ltd	4,481,838	4,418,143
Delta Electronics, Inc.	551,506	4,603,486
E.Sun Financial Holding Co. Ltd.	2,118,472	2,426,515
Evergreen Marine Corp. Taiwan Ltd	286,000	1,386,628
First Financial Holding Co. Ltd.	1,820,163	1,710,703
Formosa Chemicals & Fibre Corp.	441,920	1,189,852
Formosa Petrochemical Corp.	396,000	1,226,346
Formosa Plastics Corp	1,198,280	4,267,685
Foxconn Technology Co. Ltd	668,000	1,325,851
Fubon Financial Holding Co. Ltd	2,332,440	5,839,512
Hon Hai Precision Industry Co. Ltd	3,091,064	10,575,470
Innolux Corp.	7,670,746	3,509,057
Largan Precision Co. Ltd	43,000	2,439,474
Lite-On Technology Corp	577,313	1,264,821
MediaTek, Inc.	230,091	6,304,690
Mega Financial Holding Co. Ltd	2,167,080	3,040,656
Micro-Star International Co. Ltd.	280,000	1,134,284
Nan Ya Plastics Corp.	972,940	2,841,921
Novatek Microelectronics Corp	113,000	1,502,178
Pegatron Corp	680,260	1,611,594
Powertech Technology, Inc	516,200	1,624,093
President Chain Store Corp	149,000	1,377,181
Quanta Computer, Inc.	1,122,000	3,160,026
Realtek Semiconductor Corp	82,000	1,116,695
Shin Kong Financial Holding Co. Ltd	11,030,998	3,646,748
Sino-American Silicon Products, Inc	187,000	929,525
SinoPac Financial Holdings Co. Ltd	2,315,000	1,422,882
Synnex Technology International Corp.	605,000	1,582,970
Taishin Financial Holding Co. Ltd.	2,478,000	1,623,005
Taiwan Cement Corp.	1,559,821	2,424,757

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Taiwan-(continued)
Taiwan Cooperative Financial Holding Co. Ltd	1,613,000	$1,554,564
Taiwan Semiconductor Manufacturing Co. Ltd	3,225,000	58,864,141
Unimicron Technology Corp.	149,000	1,042,027
Uni-President Enterprises Corp	694,941	1,603,550
United Microelectronics Corp.	3,288,491	5,268,169
Walsin Technology Corp.	262,000	1,067,032
Wistron Corp	1,462,875	1,409,804
Yageo Corp.	152,000	2,044,878
Yuanta Financial Holding Co. Ltd.	2,262,257	1,986,588

		196,646,648

Thailand-4.21%
Advanced Info Service PCL, NVDR	413,017	2,580,364
Bangkok Bank PCL, NVDR	790,792	2,989,022
Bangkok Dusit Medical Services PCL, NVDR	2,187,595	1,637,407
Banpu PCL, NVDR	5,063,840	1,806,679
Charoen Pokphand Foods PCL, NVDR	3,974,756	2,786,823
CP ALL PCL, NVDR	1,822,818	3,438,150
Indorama Ventures PCL, NVDR	1,042,790	1,367,963
IRPC PCL, NVDR	11,763,841	1,189,915
Kasikornbank PCL, NVDR	1,127,347	4,993,623
Krung Thai Bank PCL, NVDR	7,388,833	3,263,661
Land & Houses PCL, NVDR	4,958,058	1,379,223
PTT Exploration & Production PCL, NVDR	819,350	3,592,326
PTT Global Chemical PCL, NVDR	2,086,614	3,028,585
PTT PCL, NVDR	9,911,343	10,797,251
SCB X PCL, NVDR	1,591,151	5,342,551
Siam Cement PCL (The), NVDR	533,412	5,743,068
Thai Oil PCL, NVDR	1,317,460	2,163,887
TMBThanachart Bank PCL, NVDR	33,404,469	1,254,585
TMBThanachart Bank PCL, Wts., expiring 10/25/2025(a)	351,452	3,592

		59,358,675

Turkey-2.47%
Akbank T.A.S.	6,114,604	3,671,397
BIM Birlesik Magazalar A.S.	377,595	2,110,008
Eregli Demir ve Celik Fabrikalari TAS	1,229,978	2,749,331
Haci Omer Sabanci Holding A.S.	2,202,056	2,941,314
KOC Holding A.S	1,297,729	3,476,369

	Shares	Value
Turkey-(continued)
Turk Hava Yollari AO(a)	1,289,757	$3,546,699
Turkcell Iletisim Hizmetleri A.S.	2,069,126	2,990,912
Turkiye Garanti Bankasi A.S.	4,514,598	4,532,237
Turkiye Halk Bankasi A.S.(a)	3,549,909	1,292,744
Turkiye Is Bankasi A.S., Class C	3,856,307	2,712,015
Turkiye Petrol Rafinerileri A.S.(a)	215,855	3,359,950
Yapi ve Kredi Bankasi A.S.	4,453,226	1,459,828

		34,842,804

United Republic of Tanzania-0.21%
AngloGold Ashanti Ltd	147,401	3,012,731

United States-0.46%
JBS S.A.	844,640	6,455,641

Total Common Stocks & Other Equity Interests (Cost $1,419,886,592)		1,409,916,219

Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(h)(i) (Cost $3,236,726)	3,236,726	3,236,726

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $1,423,123,318)		1,413,152,945

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-1.53%
Invesco Private Government Fund, 0.40%(h)(i)(j)	6,489,963	6,489,963
Invesco Private Prime Fund, 0.35%(h)(i)(j)	15,139,367	15,139,367

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,628,571)		21,629,330

TOTAL INVESTMENTS IN SECURITIES-101.79% (Cost $1,444,751,889)		1,434,782,275
OTHER ASSETS LESS LIABILITIES-(1.79)%		(25,287,066)

NET ASSETS-100.00%		$1,409,495,209

Investment Abbreviations:

ADR-American Depositary Receipt

CPO-Certificates of Ordinary Participation

NVDR-Non-Voting Depositary Receipt

Wts.-Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

Invesco FTSE RAFI Emerging Markets ETF (PXH)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $30,759,147, which represented 2.18% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,123,231	$156,861,739	$(155,748,244)	$-	$-	$3,236,726	$2,529
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,330,294	38,430,548	(42,270,879)	-	-	6,489,963	4,278	*
Invesco Private Prime Fund	24,104,019	52,383,866	(61,346,742)	759	(2,535)	15,139,367	11,560	*

Total	$36,557,544	$247,676,153	$(259,365,865)	$759	$(2,535)	$24,866,056	$18,367

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Financials	32.53
Energy	12.13
Materials	11.94
Information Technology	11.72
Consumer Discretionary	8.98
Communication Services	7.43
Consumer Staples	4.21
Utilities	3.87
Real Estate	3.32
Industrials	3.06
Health Care	0.84
Money Market Funds Plus Other Assets Less Liabilities	(0.03)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

Invesco Global Clean Energy ETF (PBD)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Australia-1.08%
Tritium DCFC Ltd.(a)(b)	293,762	$2,670,297

Austria-0.94%
Verbund AG	21,751	2,329,164

Belgium-0.97%
Elia Group S.A./N.V.(b)	15,114	2,408,521

Canada-5.16%
Ballard Power Systems, Inc.(a)	196,666	1,641,897
Boralex, Inc., Class A	71,239	2,146,563
Canadian Solar, Inc.(a)(b)	64,937	1,787,066
Innergex Renewable Energy, Inc.	141,563	1,905,155
Li-Cycle Holdings Corp.(a)(b)	251,845	1,634,474
Lion Electric Co. (The)(a)(b)	270,511	1,652,822
Lithium Americas Corp.(a)(b)	80,137	2,016,247

		12,784,224

Chile-0.88%
Sociedad Quimica y Minera de Chile S.A., ADR	29,486	2,176,067

China-10.95%
BYD Co. Ltd., H Shares	85,573	2,514,462
China Datang Corp. Renewable Power Co. Ltd., H Shares	5,613,027	2,135,649
Daqo New Energy Corp., ADR(a)	49,947	2,076,297
Flat Glass Group Co. Ltd., H Shares(b)	468,698	1,681,658
Ganfeng Lithium Co. Ltd., H Shares(c)	166,436	1,997,203
JinkoSolar Holding Co. Ltd., ADR(a)	43,838	2,247,136
NIO, Inc., ADR(a)(b)	114,841	1,917,845
ReneSola Ltd., ADR(a)(b)	331,784	1,599,199
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	1,503,585	2,133,414
Xinyi Energy Holdings Ltd.	4,157,098	2,230,688
Xinyi Solar Holdings Ltd.	1,199,829	1,789,468
XPeng, Inc., ADR(a)(b)	78,214	1,924,846
Yadea Group Holdings Ltd.(c)	1,926,000	2,887,274

		27,135,139

Denmark-3.49%
NKT A/S(a)	50,294	2,368,017
Novozymes A/S, Class B(b)	34,613	2,404,859
Orsted A/S(c)	18,129	2,038,558
Vestas Wind Systems A/S	71,413	1,837,226

		8,648,660

France-2.40%
McPhy Energy S.A.(a)(b)	95,825	1,754,435
Neoen S.A.(a)(b)(c)	52,064	2,073,517
Nexans S.A	23,180	2,108,107

		5,936,059

Germany-6.15%
CropEnergies AG	167,695	2,192,105
Encavis AG	112,052	2,471,160
Energiekontor AG	25,112	2,408,007
Nordex SE(a)(b)	117,498	1,716,698
SFC Energy AG, Class BR(a)	69,953	1,882,042

	Shares	Value
Germany-(continued)
SMA Solar Technology AG(b)	51,327	$2,350,113
VERBIO Vereinigte BioEnergie AG	30,991	2,216,651

		15,236,776

Hong Kong-0.85%
Cadeler A.S.(a)	576,151	2,103,359

India-0.61%
Azure Power Global Ltd.(a)(b)	108,095	1,518,735

Ireland-0.82%
Kingspan Group PLC	22,146	2,030,064

Israel-2.14%
Electreon Wireless Ltd.(a)	48,910	1,499,522
Enlight Renewable Energy Ltd.(a)	888,306	1,915,346
Gencell Ltd.(a)(b)	895,323	1,878,583

		5,293,451

Italy-1.76%
Prysmian S.p.A	64,052	2,076,615
Terna Rete Elettrica Nazionale S.p.A.	279,652	2,277,856

		4,354,471

Japan-2.56%
GS Yuasa Corp.(b)	110,874	1,932,284
RENOVA, Inc.(a)	175,752	2,165,217
West Holdings Corp.(b)	57,102	2,257,795

		6,355,296

Netherlands-2.26%
Alfen Beheer B.V.(a)(b)(c)	22,220	1,994,865
Fastned B.V., CVA(a)(b)	55,722	1,734,606
Signify N.V.	44,455	1,877,033

		5,606,504

New Zealand-0.87%
Mercury NZ Ltd.	550,102	2,145,717

Norway-4.07%
Aker Offshore Wind A/S(a)(b)	7,673,574	2,020,713
Cloudberry Clean Energy ASA(a)	1,118,431	1,994,725
FREYR Battery S.A.(a)(b)	223,369	2,005,854
Hexagon Composites ASA(a)	595,618	2,398,036
NEL ASA(a)(b)	1,148,858	1,652,413

		10,071,741

South Africa-0.68%
Scatec ASA(c)	137,591	1,680,901

South Korea-9.25%
CS Wind Corp.	43,541	2,034,108
Doosan Fuel Cell Co. Ltd.(a)(b)	66,510	1,802,169
Ecopro BM Co. Ltd.	7,838	2,859,486
Iljin Hysolus Co. Ltd.(a)	70,291	2,241,639
Iljin Materials Co. Ltd.	31,708	2,178,252
L&F Co. Ltd.(a)	15,485	2,588,441
LG Energy Solution(a)(b)	7,318	2,429,623
Samsung SDI Co. Ltd.	5,342	2,544,048
SK IE Technology Co. Ltd.(a)(c)	24,186	2,371,358
Unison Co. Ltd.(a)(b)	1,011,191	1,868,993

		22,918,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Spain-6.08%
Acciona S.A.	12,265	$2,397,574
Corp ACCIONA Energias Renovables S.A.	61,420	2,279,882
EDP Renovaveis S.A.(b)	89,600	2,129,499
Grenergy Renovables S.A.(a)	65,507	2,359,272
Siemens Gamesa Renewable Energy S.A., Class R(a)(b)	105,962	1,689,445
Solaria Energia y Medio Ambiente S.A.(a)	101,962	2,280,621
Wallbox N.V.(a)(b)	161,172	1,914,723

		15,051,016

Sweden-2.43%
Eolus Vind AB, Class B(b)	221,081	2,345,060
Nibe Industrier AB, Class B	204,857	2,010,046
PowerCell Sweden AB(a)(b)	112,997	1,657,473

		6,012,579

Switzerland-1.42%
Gurit Holding AG, BR(b)	1,285	1,638,798
Landis+Gyr Group AG(b)	33,566	1,881,225

		3,520,023

Taiwan-2.27%
Motech Industries, Inc.	1,783,000	1,852,646
Sino-American Silicon Products, Inc.	361,000	1,794,431
United Renewable Energy Co. Ltd.(a)	2,711,141	1,970,839

		5,617,916

United Kingdom-2.25%
AFC Energy PLC(a)(b)	4,167,865	1,746,967
Ceres Power Holdings PLC(a)(b)	215,635	1,982,904
ITM Power PLC(a)(b)	452,456	1,849,941

		5,579,812

United States-27.51%
Ameresco, Inc., Class A(a)(b)	29,290	1,477,388
Archer Aviation, Inc., Class A(a)(b)	554,967	2,558,398
Arcosa, Inc.(b)	36,958	1,978,362
Array Technologies, Inc.(a)(b)	182,480	1,191,594
Bloom Energy Corp., Class A(a)(b)	96,343	1,788,126
Canoo, Inc.(a)(b)	373,832	1,794,394
ChargePoint Holdings, Inc., (Acquired 03/30/2021 - 03/10/2022; Cost $2,785,051)(a)(b)(d)	125,850	1,628,499
Enphase Energy, Inc.(a)	12,152	1,961,333
EVgo, Inc.(a)(b)	179,290	1,624,367
First Solar, Inc.(a)(b)	27,751	2,026,655
Fisker, Inc.(a)(b)	186,755	1,878,755
FTC Solar, Inc.(a)(b)	343,423	961,584
FuelCell Energy, Inc.(a)(b)	347,303	1,416,996
Gevo, Inc.(a)(b)	566,651	2,102,275
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	46,994	1,879,290

	Shares	Value
United States-(continued)
Itron, Inc.(a)	43,317	$2,069,686
Joby Aviation, Inc.(a)(b)	420,560	2,203,734
Livent Corp.(a)(b)	92,536	1,976,569
Lordstown Motors Corp., Class A(a)(b)	897,198	1,955,892
Lucid Group, Inc.(a)(b)	91,162	1,648,209
Maxeon Solar Technologies Ltd.(a)(b)	166,019	1,922,500
MP Materials Corp.(a)	48,995	1,863,770
Ormat Technologies, Inc.(b)	27,478	2,135,040
Piedmont Lithium, Inc.(a)	30,675	2,006,452
Plug Power, Inc.(a)(b)	89,721	1,885,935
Proterra, Inc., (Acquired 12/30/2021 -03/30/2022; Cost $2,564,335)(a)(b)(d)	287,870	1,787,673
QuantumScape Corp.(a)(b)	137,240	2,050,366
Rivian Automotive, Inc., Class A(a)(b)	51,785	1,565,978
Shoals Technologies Group, Inc., Class A(a)(b	111,917	1,116,932
SolarEdge Technologies, Inc.(a)(b)	6,443	1,613,392
Solid Power, Inc.(a)(b)	256,647	2,083,974
Stem, Inc.(a)(b)	243,034	1,742,554
Sunnova Energy International, Inc.(a)(b)	90,437	1,561,847
SunPower Corp.(a)(b)	106,598	1,759,933
Sunrun, Inc.(a)(b)	73,517	1,468,870
TPI Composites, Inc.(a)(b)	153,367	1,754,518
Universal Display Corp.	13,448	1,717,713
Wolfspeed, Inc.(a)(b)	21,694	1,989,557

		68,149,110

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $328,785,654)		247,333,719

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-32.93%
Invesco Private Government Fund, 0.40%(e)(f)(g)	24,363,844	24,363,844
Invesco Private Prime Fund, 0.35%(e)(f)(g)	57,208,439	57,208,439

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,574,932)		81,572,283

TOTAL INVESTMENTS IN SECURITIES-132.78% (Cost $410,360,586)		328,906,002
OTHER ASSETS LESS LIABILITIES-(32.78)%		(81,190,011)

NET ASSETS-100.00%		$247,715,991

Investment Abbreviations:

ADR-American Depositary Receipt

BR-Bearer Shares

CVA-Dutch Certificates

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

Invesco Global Clean Energy ETF (PBD)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $15,043,676, which represented 6.07% of the Fund’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at April 30, 2022 was $3,416,172, which represented 1.38% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,668,113	$(3,668,113)	$-	$-	$-	$32
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	38,817,582	51,488,433	(65,942,171)	-	-	24,363,844	15,893	*
Invesco Private Prime Fund	90,917,942	87,299,095	(120,980,531)	(2,650)	(25,417)	57,208,439	53,586	*

Total	$129,735,524	$142,455,641	$(190,590,815)	$(2,650)	$(25,417)	$81,572,283	$69,511

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sub-Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Electrical Components & Equipment	17.91
Renewable Electricity	15.02
Heavy Electrical Equipment	9.92
Semiconductors	6.98
Electric Utilities	6.19
Automobile Manufacturers	6.13
Semiconductor Equipment	5.35
Construction & Engineering	4.67
Specialty Chemicals	3.39
Diversified Metals & Mining	3.18
Sub-Industry Types Each Less Than 3%	21.11
Money Market Funds Plus Other Assets Less Liabilities	0.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

Invesco Global Water ETF (PIO)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Brazil-2.24%
Cia de Saneamento Basico do Estado de Sao Paulo	704,641	$6,336,106

Canada-1.43%
Stantec, Inc.	87,468	4,035,826

Cayman Islands-0.09%
Consolidated Water Co. Ltd.	24,311	264,504

China-2.15%
Beijing Enterprises Water Group Ltd.	3,317,108	1,069,799
China Water Affairs Group Ltd.(a)	2,021,574	2,206,015
Guangdong Investment Ltd.	2,182,135	2,795,288

		6,071,102

France-3.54%
Veolia Environnement S.A.	346,803	9,995,737

India-0.45%
Indian Energy Exchange Ltd.(b)	455,799	1,256,103

Italy-1.33%
ACEA S.p.A	46,818	803,304
Hera S.p.A.(a)	794,520	2,955,429

		3,758,733

Japan-5.15%
Kurita Water Industries Ltd.	135,127	4,649,324
METAWATER Co. Ltd.	27,546	457,212
Miura Co. Ltd.	117,223	2,460,020
Organo Corp.	17,462	1,203,269
TOTO Ltd.	171,735	5,787,061

		14,556,886

Netherlands-1.84%
Aalberts N.V.	68,635	3,308,837
Arcadis N.V	45,159	1,875,784

		5,184,621

South Korea-0.97%
Coway Co. Ltd.	49,151	2,751,648

Spain-2.09%
Acciona S.A	30,133	5,890,428

Switzerland-7.66%
Belimo Holding AG	6,031	2,985,595
Geberit AG	32,610	18,647,941

		21,633,536

Thailand-0.13%
TTW PCL, NVDR	1,164,638	374,653

	Shares	Value
United Kingdom-15.14%
Genuit Group PLC	158,179	$892,858
Halma PLC	318,520	9,792,850
HomeServe PLC	299,163	3,681,242
Pennon Group PLC	397,249	5,517,309
Severn Trent PLC	181,811	7,148,477
Spirax-Sarco Engineering PLC	56,601	8,547,272
United Utilities Group PLC	501,680	7,207,549

		42,787,557

United States-55.57%
A.O. Smith Corp.	116,476	6,805,693
Advanced Drainage Systems, Inc.	38,743	3,969,608
American Water Works Co., Inc.	80,463	12,397,739
Danaher Corp.	88,606	22,251,625
Ecolab, Inc.	137,946	23,359,775
Ferguson PLC	158,751	19,989,600
IDEX Corp.	43,923	8,337,464
Itron, Inc.(c)	50,744	2,424,548
Pentair PLC	419,865	21,308,149
Reliance Worldwide Corp. Ltd.	285,978	783,568
Roper Technologies, Inc.	27,123	12,745,640
Waters Corp.(c)	38,383	11,630,817
Xylem, Inc.(a)	136,675	11,002,337

		157,006,563

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $267,991,920)		281,904,003

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.23%
Invesco Private Government Fund, 0.40%(d)(e)(f)	1,894,766	1,894,766
Invesco Private Prime Fund, 0.35%(d)(e)(f)	4,419,083	4,419,083

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,313,849)		6,313,849

TOTAL INVESTMENTS IN SECURITIES-102.01% (Cost $274,305,769)		288,217,852
OTHER ASSETS LESS LIABILITIES-(2.01)%		(5,678,256)

NET ASSETS-100.00%		$282,539,596

Investment Abbreviations:

NVDR-Non-Voting Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

Invesco Global Water ETF (PIO)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2022.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$46,598	$3,635,327	$(3,681,925)	$-	$-	$-	$38
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,705,012	10,150,050	(10,960,296)	-	-	1,894,766	778	*
Invesco Private Prime Fund	6,311,696	20,010,201	(21,901,610)	-	(1,204)	4,419,083	2,734	*

Total	$9,063,306	$33,795,578	$(36,543,831)	$-	$(1,204)	$6,313,849	$3,550

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022
Industrials	46.27
Utilities	22.99
Health Care	11.99
Information Technology	8.84
Materials	8.27
Sector Types Each Less Than 3%	1.42
Money Market Funds Plus Other Assets Less Liabilities	0.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

Invesco International BuyBack AchieversTM ETF (IPKW)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Australia-5.85%
Brambles Ltd.	720,267	$5,349,653
McMillan Shakespeare Ltd.	63,187	531,279

		5,880,932

Belgium-2.04%
Euronav N.V.(a)	175,067	2,051,872

Canada-10.43%
CI Financial Corp.	168,556	2,209,079
Dream Office REIT	30,362	617,669
DREAM Unlimited Corp.	23,618	853,763
Home Capital Group, Inc.(a)	40,081	1,004,808
Mullen Group Ltd.	73,949	711,109
Onex Corp.	70,703	4,270,228
Trican Well Service Ltd.(b)	232,262	814,157

		10,480,813

Colombia-2.43%
Parex Resources, Inc.	124,743	2,444,008

Finland-0.55%
Rovio Entertainment OYJ(a)(c)	60,161	553,114

France-4.64%
Vivendi SE(a)	406,905	4,665,817

Germany-7.62%
Aroundtown S.A	927,522	4,694,793
Scout24 SE(c)	46,321	2,955,491

		7,650,284

Hong Kong-0.77%
Skyworth Group Ltd.(b)	1,473,251	771,378

Indonesia-0.53%
PT Surya Citra Media Tbk(b)	30,198,757	526,181

Israel-3.33%
Gazit-Globe Ltd.	53,330	503,208
Paz Oil Co. Ltd.(b)	5,232	812,150
Plus500 Ltd.	104,140	2,033,805

		3,349,163

Italy-0.32%
Banca Monte dei Paschi di Siena S.p.A.(a)(b)	377,910	318,387

Japan-30.66%
Chugoku Marine Paints Ltd.(a)	96,597	715,339
Enplas Corp.	18,566	399,378
G-7 Holdings, Inc.	36,540	461,247
Haseko Corp.	231,183	2,533,044
Hitachi Transport System Ltd.	48,390	3,189,646
Kohnan Shoji Co. Ltd.	49,307	1,422,607
Mirait Holdings Corp.	166,879	2,345,730
Nippon Soda Co. Ltd.	45,863	1,212,019
Obara Group, Inc.(a)	22,605	505,978
Okamura Corp.	143,112	1,319,235
Round One Corp.	98,557	1,103,001
Ryoyo Electro Corp.	39,028	615,118
Seino Holdings Co. Ltd.	291,934	2,386,328
Shinsei Bank Ltd.(b)	145,445	2,552,295
SoftBank Group Corp.	117,016	4,731,906
Tamron Co. Ltd.	33,445	591,344

	Shares	Value
Japan-(continued)
Tokyo Steel Manufacturing Co. Ltd.	210,075	$2,170,497
Yamada Holdings Co. Ltd.(b)	855,939	2,554,123

		30,808,835

Malaysia-0.23%
Berjaya Corp. Bhd.(b)	3,866,100	226,451

Netherlands-2.18%
SBM Offshore N.V.(a)	151,328	2,193,773

South Africa-1.02%
Barloworld Ltd.	142,536	1,025,725

South Korea-11.13%
KCC Corp.	5,210	1,384,255
Korean Reinsurance Co.	95,787	733,939
LX International Corp.	27,593	836,867
Mirae Asset Securities Co. Ltd.	379,505	2,400,432
POSCO Holdings, Inc.	22,173	5,024,370
SK Networks Co. Ltd.	140,346	536,392
SK Securities Co. Ltd.	395,933	270,065

		11,186,320

Spain-6.02%
ACS Actividades de Construccion y Servicios S.A.(a)	196,638	5,021,332
CIE Automotive S.A	47,475	1,029,987

		6,051,319

Sweden-1.55%
Intrum AB(a)	64,989	1,559,654

Thailand-2.03%
Supalai PCL, NVDR	1,408,122	896,651
Thanachart Capital PCL, NVDR	975,217	1,142,560

		2,039,211

United Kingdom-6.66%
abrdn PLC(a)	1,894,439	4,405,411
Quilter PLC(c)	1,389,153	2,288,848

		6,694,259

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $118,503,042)		100,477,496

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-12.16%
Invesco Private Government Fund, 0.40%(d)(e)(f)	3,635,787	3,635,787
Invesco Private Prime Fund, 0.35%(d)(e)(f)	8,582,527	8,582,527

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,217,679)		12,218,314

TOTAL INVESTMENTS IN SECURITIES-112.15% (Cost $130,720,721)		112,695,810
OTHER ASSETS LESS LIABILITIES-(12.15)%		(12,212,277)

NET ASSETS-100.00%		$100,483,533

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

Invesco International BuyBack AchieversTM ETF (IPKW)–(continued)

April 30, 2022

(Unaudited)

Investment Abbreviations:

NVDR-Non-Voting Depositary Receipt

REIT -Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2022.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $5,797,453, which represented 5.77% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$354,727	$9,357,178	$(9,711,905)	$-	$-	$-	$73
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,468,349	14,901,010	(14,733,572)	-	-	3,635,787	2,184	*
Invesco Private Prime Fund	8,092,804	27,049,869	(26,559,525)	635	(1,256)	8,582,527	5,962	*

Total	$11,915,880	$51,308,057	$(51,005,002)	$635	$(1,256)	$12,218,314	$8,219

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Industrials	25.42
Financials	23.52
Communication Services	13.37
Materials	10.45
Consumer Discretionary	9.96
Energy	8.27
Real Estate	7.53
Sector Types Each Less Than 3%	1.47
Money Market Funds Plus Other Assets Less Liabilities	0.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

Invesco MSCI Global Timber ETF (CUT)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.46%
Austria-3.49%
Mondi PLC	156,571	$2,893,879

Brazil-4.42%
Dexco S.A.	110,496	287,162
Klabin S.A.	230,934	967,160
Suzano S.A.	241,353	2,417,819

		3,672,141

Canada-5.35%
Canfor Corp.(a)	20,146	385,880
Cascades, Inc.	28,096	277,651
Interfor Corp.	19,599	561,571
Stella-Jones, Inc.	18,894	524,813
West Fraser Timber Co. Ltd.	30,417	2,687,206

		4,437,121

Chile-0.65%
Empresas CMPC S.A.	362,765	540,501

China-0.59%
Chengxin Lithium Group Co. Ltd.(a)	17,900	119,048
Greatview Aseptic Packaging Co. Ltd.	258,185	70,419
Lee & Man Paper Manufacturing Ltd.	420,358	200,537
Shandong Sun Paper Industry JSC Ltd., A Shares	52,100	96,789

		486,793

Finland-11.30%
Huhtamaki OYJ	31,273	1,172,190
Metsa Board OYJ	57,233	618,495
Stora Enso OYJ, Class R	187,592	3,671,385
UPM-Kymmene OYJ	114,044	3,917,337

		9,379,407

Germany-0.27%
Mercer International, Inc.	13,842	221,610

Hong Kong-0.56%
Nine Dragons Paper Holdings Ltd.	530,653	467,294

Indonesia-0.80%
PT Indah Kiat Pulp & Paper Corp. Tbk	873,273	456,304
PT Pabrik Kertas Tjiwi Kimia Tbk	451,696	205,642

		661,946

Ireland-4.04%
Smurfit Kappa Group PLC	79,351	3,354,791

Japan-3.05%
Daiken Corp.	2,980	48,303
Daio Paper Corp.	26,976	322,078
Hokuetsu Corp.(b)	39,047	200,334
Nippon Paper Industries Co. Ltd.	31,512	251,006
Oji Holdings Corp.	260,142	1,232,448
Pack Corp. (The)	4,127	75,757
Rengo Co. Ltd.	56,264	333,787
Tokushu Tokai Paper Co. Ltd.	2,621	69,867

		2,533,580

Norway-0.07%
Elopak ASA(a)	39,066	58,621

	Shares	Value
Portugal-0.61%
Altri SGPS S.A.(b)	23,152	$152,720
Navigator Co. S.A. (The)	68,798	281,295
Semapa-Sociedade de Investimento e Gestao	5,242	72,431

		506,446

Russia-0.00%
Segezha Group PJSC(c)(d)	1,310,077	0

South Africa-0.81%
Sappi Ltd.(a)	182,829	671,459

South Korea-0.22%
Dongwha Enterprise Co. Ltd.(a)	1,629	103,481
Kuk-il Paper Manufacturing Co. Ltd.(a)	28,807	75,101

		178,582

Spain-0.31%
Ence Energia y Celulosa S.A.	47,648	179,191
Miquel y Costas & Miquel S.A.	5,972	79,005

		258,196

Sweden-7.81%
BillerudKorsnas AB	60,429	933,029
Holmen AB, Class B	30,251	1,752,281
Svenska Cellulosa AB S.C.A., Class B	195,366	3,798,208

		6,483,518

Switzerland-2.62%
SIG Group AG(a)	103,395	2,171,326

Taiwan-1.16%
Cheng Loong Corp.	233,000	263,272
Chung Hwa Pulp Corp.(a)	125,000	80,678
Longchen Paper & Packaging Co. Ltd.	208,000	140,617
Shihlin Paper Corp.(a)	46,000	86,411
YFY, Inc.	374,000	394,378

		965,356

Thailand-0.87%
Polyplex Thailand PCL, NVDR	85,935	62,628
SCG Packaging PCL, NVDR	411,270	659,235

		721,863

United Kingdom-2.17%
DS Smith PLC	442,994	1,801,335

United States-48.29%
Amcor PLC(b)	372,629	4,419,380
Avery Dennison Corp.	23,750	4,289,250
CatchMark Timber Trust, Inc., Class A(b)	15,765	129,431
Clearwater Paper Corp.(a)	5,382	178,198
Glatfelter Corp.	14,358	157,938
Graphic Packaging Holding Co.	99,025	2,158,745
International Paper Co.	94,177	4,358,512
Louisiana-Pacific Corp.	28,373	1,830,626
Neenah, Inc.(b)	5,404	191,302
Packaging Corp. of America	29,536	4,760,317
Pactiv Evergreen, Inc.(b)	14,289	140,890
PotlatchDeltic Corp.	21,637	1,198,473
Ranpak Holdings Corp.(a)(b)	12,654	190,822
Rayonier, Inc.	46,161	1,994,155
Sealed Air Corp.	47,774	3,067,568
Sonoco Products Co.	31,706	1,962,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
United States-(continued)
Sylvamo Corp.(a)	11,378	$508,028
WestRock Co.	85,452	4,232,438
Weyerhaeuser Co.	104,774	4,318,784

		40,087,775

Total Common Stocks & Other Equity Interests (Cost $65,287,163)		82,553,540

Exchange-Traded Funds-0.34%
India-0.34%
Invesco India ETF(a)(b)(e) (Cost $294,799)	11,311	284,698

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(e)(f) (Cost $21,023)	21,023	21,023

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $65,602,985)		82,859,261

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.96%
Invesco Private Government Fund, 0.40%(e)(f)(g	1,733,398	$1,733,398
Invesco Private Prime Fund, 0.35%(e)(f)(g)	4,042,102	4,042,102

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,775,388)		5,775,500

TOTAL INVESTMENTS IN SECURITIES-106.78% (Cost $71,378,373)		88,634,761
OTHER ASSETS LESS LIABILITIES-(6.78)%		(5,628,812)

NET ASSETS-100.00%		$83,005,949

Investment Abbreviations:

ETF-Exchange-Traded Fund

NVDR -Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Invesco India ETF	$260,608	$82,524	$(40,051)	$(38,203)	$19,820	$284,698	$3,325
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	223,357	2,769,040	(2,971,374)	-	-	21,023	56
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,598,882	16,070,880	(15,936,364)	-	-	1,733,398	1,573	*
Invesco Private Prime Fund	3,730,724	31,909,981	(31,598,290)	112	(425)	4,042,102	4,033	*

Total	$5,813,571	$50,832,425	$(50,546,079)	$(38,091)	$19,395	$6,081,221	$8,987

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Invesco MSCI Global Timber ETF (CUT)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Materials	90.25
Real Estate	9.21
Exchange-Traded Fund	0.34
Money Market Funds Plus Other Assets Less Liabilities	0.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

Invesco MSCI Green Building ETF (GBLD)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.65%
Australia-2.57%
Cromwell Property Group	26,901	$16,205
GDI Property Group	9,081	7,296
Growthpoint Properties Australia Ltd.	5,781	17,777
Vicinity Centres	72,434	94,970

		136,248

Austria-0.42%
CA Immobilien Anlagen AG	797	22,486

Belgium-0.40%
Befimmo S.A.	426	21,250

Canada-0.51%
First Capital REIT	2,022	27,086

China-0.78%
China Evergrande Group(a)	59,589	9,398
Guangzhou R&F Properties Co. Ltd., H Shares(b)	31,751	11,793
Shimao Group Holdings Ltd.(a)	24,046	12,869
SOHO China Ltd.(c)	39,107	7,113

		41,173

Finland-0.16%
Citycon OYJ	1,166	8,279

France-8.19%
Covivio	974	68,820
Gecina S.A.	860	96,349
Klepierre S.A.	3,805	90,358
Mercialys S.A	1,319	12,631
Unibail-Rodamco-Westfield(b)(c)	2,335	165,417

		433,575

Germany-0.29%
Deutsche EuroShop AG	925	15,360

Hong Kong-9.75%
Champion REIT	39,074	17,075
Henderson Land Development Co. Ltd.	27,310	110,122
Mapletree North Asia Commercial Trust(d)	42,579	36,672
Sun Hung Kai Properties Ltd.	24,520	282,530
Swire Properties Ltd.	22,000	52,399
Yuexiu REIT	42,972	17,143

		515,941

Israel-0.14%
Property & Building Corp. Ltd.(c)	55	7,623
Japan-22.61%
Activia Properties, Inc.	13	41,541
AEON REIT Investment Corp.	29	33,329
CRE Logistics REIT, Inc.	10	15,330
Frontier Real Estate Investment Corp.	9	34,847
Fukuoka REIT Corp.	12	15,042
Global One Real Estate Investment Corp.	18	15,477
GLP J-Reit	80	107,629
Hulic Reit, Inc.	24	29,898
Isetan Mitsukoshi Holdings Ltd.	6,340	46,998
Itochu Advance Logistics Investment Corp.	11	13,614
Japan Excellent, Inc.	23	22,652
Japan Metropolitan Fund Investment Corp.	131	104,448
Japan Real Estate Investment Corp.	24	116,188
LaSalle Logiport REIT	34	46,135

	Shares	Value
Japan-(continued)
Mitsubishi Estate Logistics REIT Investment Corp.	8	$28,713
Mori Hills REIT Investment Corp.	29	32,862
Nippon Building Fund, Inc.	28	145,305
Nippon Prologis REIT, Inc.	39	108,382
Nomura Real Estate Master Fund, Inc.	80	100,311
One REIT, Inc.	5	10,624
ORIX JREIT, Inc.	49	65,847
Sekisui House REIT, Inc.	79	46,367
SOSiLA Logistics REIT, Inc.	12	14,634

		1,196,173

Netherlands-0.56%
Eurocommercial Properties N.V.	789	19,049
Wereldhave N.V	641	10,475

		29,524

Singapore-9.40%
Ascendas India Trust	16,164	14,664
CapitaLand Integrated Commercial Trust	91,025	152,530
City Developments Ltd.	7,694	47,181
Frasers Centrepoint Trust	19,046	33,554
Frasers Logistics & Commercial Trust(d)	51,734	53,893
Keppel REIT	34,595	30,404
Manulife US REIT(d)	26,954	16,795
Mapletree Commercial Trust	40,481	54,611
OUE Commercial REIT	40,811	12,234
Prime US REIT(d)	9,885	7,296
SPH REIT	18,180	12,836
Starhill Global REIT	27,085	11,571
Suntec REIT	37,427	49,551

		497,120

Spain-2.33%
Inmobiliaria Colonial SOCIMI S.A	5,556	46,459
Lar Espana Real Estate SOCIMI S.A.	1,066	5,550
Merlin Properties SOCIMI S.A.	6,595	71,116

		123,125

Sweden-1.61%
Atrium Ljungberg AB, Class B	846	13,780
Fabege AB	4,954	59,913
Platzer Fastigheter Holding AB, Class B	1,122	11,341

		85,034

United Kingdom-4.74%
Berkeley Group Holdings PLC	2,101	106,512
Hammerson PLC	59,020	21,268
Land Securities Group PLC	13,186	122,871

		250,651

United States-35.19%
Alexandria Real Estate Equities, Inc.	2,744	499,847
Boston Properties, Inc.	2,766	325,282
Brandywine Realty Trust	3,204	37,391
Cousins Properties, Inc.(b)	2,784	99,946
Douglas Emmett, Inc.	3,285	96,776
Empire State Realty Trust, Inc., Class A(b)	2,744	23,708
Equity Commonwealth(c)	2,264	59,294
Highwoods Properties, Inc.	1,954	79,801
Hudson Pacific Properties, Inc.(b)	2,854	66,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

Invesco MSCI Green Building ETF (GBLD)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
United States-(continued)
JBG SMITH Properties	2,185	$57,597
KB Home	1,474	47,802
Kilroy Realty Corp.	1,962	137,340
Meritage Homes Corp.(c)	699	57,702
Paramount Group, Inc.	3,279	31,183
Piedmont Office Realty Trust, Inc., Class A	2,324	37,416
SL Green Realty Corp.(b)	1,249	86,456
Vornado Realty Trust(b)	3,050	118,066

		1,862,048

Total Common Stocks & Other Equity Interests (Cost $6,044,187)		5,272,696

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(e)(f) (Cost $5,235)	5,235	5,235

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.75% (Cost $6,049,422)		5,277,931

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.54%
Invesco Private Government Fund, 0.40%(e)(f)(g)	167,326	$167,326
Invesco Private Prime Fund, 0.35%(e)(f)(g)	390,397	390,397

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $557,723)		557,723

TOTAL INVESTMENTS IN SECURITIES-110.29% (Cost $6,607,145)		5,835,654
OTHER ASSETS LESS LIABILITIES-(10.29)%		(544,675)

NET ASSETS-100.00%		$5,290,979

Investment Abbreviations:

REIT-Real Estate Investment Trust

Notes	to Schedule of Investments:
(a)	Security valued using significant unobservable inputs (Level 3). See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)	Non-income producing security.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $114,656, which represented 2.17% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Invesco Office J-Reit, Inc.	$9,945	$-	$(10,015)	$371	$(301)	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	98,606	(93,371)	-	-	5,235	4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	57,646	452,715	(343,035)	-	-	167,326	40	*
Invesco Private Prime Fund	134,510	1,011,300	(755,372)	-	(41)	390,397	102	*

Total	$202,101	$1,562,621	$(1,201,793)	$371	$(342)	$562,958	$146

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

Invesco MSCI Green Building ETF (GBLD)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Real Estate	94.76
Consumer Discretionary	4.89
Money Market Funds Plus Other Assets
Less Liabilities	0.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

Invesco S&P Global Water Index ETF (CGW)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Brazil-1.54%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	1,719,109	$15,454,790

Canada-2.58%
Stantec, Inc.	560,363	25,855,488

China-3.08%
Beijing Enterprises Water Group Ltd.	23,516,032	7,584,144
China Water Affairs Group Ltd.(a)	4,281,605	4,672,243
Guangdong Investment Ltd.	14,507,453	18,583,871

		30,840,258

Denmark-0.36%
Per Aarsleff Holding A/S	95,635	3,628,715

France-5.07%
Veolia Environnement S.A	1,759,862	50,723,662

Italy-1.84%
ACEA S.p.A	213,994	3,671,711
Interpump Group S.p.A.(a)	367,641	14,794,111

		18,465,822

Japan-2.09%
Kurita Water Industries Ltd.(a)	474,932	16,341,019
METAWATER Co. Ltd.	91,155	1,513,003
Nomura Micro Science Co. Ltd.(a)	34,673	987,249
Organo Corp.	29,861	2,057,657

		20,898,928

Netherlands-2.06%
Aalberts N.V.	427,671	20,617,665

Spain-0.32%
Fomento de Construcciones y Contratas S.A	277,699	3,173,163

Switzerland-7.13%
Geberit AG	90,319	51,648,678
Georg Fischer AG	364,480	19,805,560

		71,454,238

United Kingdom-16.92%
Halma PLC	1,652,723	50,812,722
Pennon Group PLC	1,382,771	19,205,020
Severn Trent PLC(a)	1,275,770	50,160,950
United Utilities Group PLC	3,433,895	49,334,167

		169,512,859

United States-56.90%
Advanced Drainage Systems, Inc.	252,571	25,878,425
American States Water Co.(a)	185,809	14,615,736
American Water Works Co., Inc.	637,515	98,228,311
Artesian Resources Corp., Class A	42,831	1,991,641

	Shares	Value
United States-(continued)
Badger Meter, Inc.	129,993	$10,489,135
California Water Service Group	264,671	13,728,485
Energy Recovery, Inc.(a)(b)	168,615	3,122,750
Essential Utilities, Inc.	1,054,157	47,184,067
Evoqua Water Technologies Corp.(a)(b)	537,268	22,398,703
Ferguson PLC	412,236	51,907,911
Franklin Electric Co., Inc.	173,305	12,120,952
Gorman-Rupp Co. (The)	100,856	3,213,272
Lindsay Corp.(a)	48,683	6,579,507
Middlesex Water Co.	87,908	7,819,417
Montrose Environmental Group, Inc.(b)	133,351	6,050,135
Mueller Water Products, Inc., Class A	695,882	8,371,460
Northwest Pipe Co.(b)	43,798	1,169,845
Olin Corp.	627,522	36,019,763
Pentair PLC	735,846	37,344,184
Pure Cycle Corp.(a)(b)	96,230	1,005,603
Reliance Worldwide Corp. Ltd.	3,511,908	9,622,486
Select Energy Services, Inc., Class A(b)	340,614	2,643,165
SJW Group	137,863	8,133,917
Tetra Tech, Inc.	271,879	37,867,307
TETRA Technologies, Inc.(a)(b)	637,766	2,346,979
Watts Water Technologies, Inc., Class A	122,424	15,604,163
Xylem, Inc.(a)	802,117	64,570,418
York Water Co. (The)	65,842	2,546,769
Zurn Water Solutions Corp.(a)	558,962	17,450,794

		570,025,300

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $834,086,592)		1,000,650,888

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-2.80%
Invesco Private Government Fund, 0.40%(c)(d)(e)	8,083,058	8,083,058
Invesco Private Prime Fund, 0.35%(c)(d)(e)	20,001,182	20,001,182

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,084,240)		28,084,240

TOTAL INVESTMENTS IN SECURITIES-102.69% (Cost $862,170,832)		1,028,735,128
OTHER ASSETS LESS LIABILITIES-(2.69)%		(26,946,421)

NET ASSETS-100.00%		$1,001,788,707

Investment Abbreviations:

ADR-American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

Invesco S&P Global Water Index ETF (CGW)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2022.
(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$198,686	$26,227,527	$(26,426,213)	$-	$-	$-	$310
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,367,167	60,064,580	(61,348,689)	-	-	8,083,058	5,946	*
Invesco Private Prime Fund	21,856,724	136,676,561	(138,530,213)	-	(1,890)	20,001,182	16,347	*

Total	$31,422,577	$222,968,668	$(226,305,115)	$-	$(1,890)	$28,084,240	$22,603

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Industry Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Water Utilities	35.95
Machinery	24.93
Building Products	10.43
Electronic Equipment, Instruments & Components	6.12
Multi-Utilities	5.43
Trading Companies & Distributors	5.18
Commercial Services & Supplies	4.38
Chemicals	3.60
Industry Types Each Less Than 3%	3.87
Money Market Funds Plus Other Assets Less Liabilities	0.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

Invesco S&P International Developed Quality ETF (IDHQ)

April 30, 2022

(Unaudited)

Schedule of Investments

	Shares	Value
Common Stocks & Other Equity Interests-99.41%
Australia-9.28%
Ampol Ltd.	5,666	$133,311
ASX Ltd.	6,505	393,244
Bendigo & Adelaide Bank Ltd.	14,307	106,775
BHP Group Ltd.	78,523	2,654,538
Boral Ltd.	16,729	41,839
Cochlear Ltd.	1,868	301,867
CSL Ltd.	11,392	2,168,552
Domino’s Pizza Enterprises Ltd.	1,657	88,087
Fortescue Metals Group Ltd.	57,046	869,841
JB Hi-Fi Ltd.	3,607	134,297
Magellan Financial Group Ltd.(a)	3,726	42,338
Mineral Resources Ltd.	3,932	161,089
Rio Tinto PLC	31,862	2,256,527
SEEK Ltd.	11,360	222,469
Sonic Healthcare Ltd.	11,616	299,627
Transurban Group	77,156	775,742
Woolworths Group Ltd.	29,417	799,176

		11,449,319

Austria-0.26%
Mondi PLC	10,419	192,573
Oesterreichische Post AG(a)	1,687	54,297
Wienerberger AG	2,572	71,898

		318,768

Belgium-0.69%
KBC Group N.V	7,991	544,277
Sofina S.A	408	125,340
Solvay S.A., Class A	1,869	176,639

		846,256

Brazil-0.40%
Wheaton Precious Metals Corp.	10,931	492,475

Canada-6.13%
Canadian National Railway Co.	14,480	1,711,700
Canadian Pacific Railway Ltd.	16,466	1,210,680
CGI, Inc., Class A(b)	5,269	422,328
Constellation Software, Inc.	566	895,410
Fairfax Financial Holdings Ltd.	644	355,683
Franco-Nevada Corp.	4,569	694,547
Gildan Activewear, Inc.	6,332	215,666
Onex Corp.	1,826	110,284
Pan American Silver Corp.	5,141	128,118
Sun Life Financial, Inc.	14,464	723,285
Thomson Reuters Corp.	6,047	607,705
Toromont Industries Ltd.	1,989	175,999
West Fraser Timber Co. Ltd.	3,534	312,213

		7,563,618

China-0.58%
BOC Hong Kong Holdings Ltd.	103,673	374,015
Chow Tai Fook Jewellery Group Ltd.	61,024	101,901
ENN Energy Holdings Ltd.	18,489	245,828

		721,744

Denmark-7.19%
AP Moller - Maersk A/S, Class B	173	496,391
Chr. Hansen Holding A/S	3,286	256,066

	Shares	Value
Denmark-(continued)
Coloplast A/S, Class B	3,998	$539,779
Demant A/S(b)	2,442	107,366
DSV A/S	4,740	774,255
GN Store Nord A/S	3,925	146,328
Novo Nordisk A/S, Class B	50,315	5,754,544
Novozymes A/S, Class B(a)	5,754	399,779
Pandora A/S	4,106	356,125
ROCKWOOL A/S, Class B	169	47,422

		8,878,055

Finland-1.32%
Elisa OYJ	3,715	217,132
Kesko OYJ, Class B	6,501	164,027
Kone OYJ, Class B	11,896	570,827
Neste OYJ	10,163	436,898
Orion OYJ, Class B	3,715	145,343
Wartsila OYJ Abp	11,510	91,888

		1,626,115

France-6.08%
BioMerieux	1,267	120,205
Kering S.A	1,755	932,174
L’Oreal S.A.(a)	5,881	2,139,512
LVMH Moet Hennessy Louis Vuitton SE(a)	6,222	3,981,431
Publicis Groupe S.A	5,545	331,913

		7,505,235

Germany-5.90%
adidas AG	5,289	1,077,254
BASF SE	22,705	1,207,453
Continental AG(b)	2,671	186,029
Deutsche Post AG	23,247	1,003,540
Hapag-Lloyd AG(c)	284	113,737
HeidelbergCement AG	3,660	213,365
Henkel AG & Co. KGaA, Preference Shares	3,968	256,856
Knorr-Bremse AG	1,678	120,976
Merck KGaA	2,970	550,773
SAP SE	24,691	2,546,705

		7,276,688

Hong Kong-1.17%
Bank of East Asia Ltd. (The)	49,573	73,160
Hong Kong Exchanges & Clearing Ltd.	29,008	1,230,368
Orient Overseas International Ltd.	5,228	144,118

		1,447,646

Ireland-0.27%
Kingspan Group PLC	3,612	331,102

Israel-0.77%
Check Point Software Technologies Ltd.(b)	3,049	385,058
Cognyte Software Ltd.(b)	3,620	24,544
Harel Insurance Investments & Financial Services Ltd.	7,234	88,446
Israel Discount Bank Ltd., Class A	35,379	208,780
Maytronics Ltd.	3,136	55,853
Phoenix Holdings Ltd. (The)	6,507	81,511
ZIM Integrated Shipping Services Ltd.	1,849	102,860

		947,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Italy-1.04%
DiaSorin S.p.A.	664	$86,798
Ferrari N.V.	3,379	712,736
FinecoBank Banca Fineco S.p.A	21,179	291,771
Recordati Industria Chimica e Farmaceutica S.p.A.	2,608	124,852
Telecom Italia S.p.A.(a)	237,182	68,762

		1,284,919

Japan-11.95%
Advantest Corp.	4,796	330,748
Astellas Pharma, Inc.	40,971	625,507
BayCurrent Consulting, Inc.	485	160,579
Benefit One, Inc.	3,071	46,147
BIPROGY, Inc.	2,533	64,518
Bridgestone Corp.	13,950	511,433
Casio Computer Co. Ltd.	5,296	54,444
Chugai Pharmaceutical Co. Ltd.	14,807	445,108
CyberAgent, Inc.	14,681	156,314
Daito Trust Construction Co. Ltd.	1,709	164,762
Disco Corp.	806	198,988
Ebara Corp.	1,888	87,352
Freee KK(b)	1,221	35,270
GMO Payment Gateway, Inc.	1,338	113,165
Hoshizaki Corp.	1,515	96,189
Hoya Corp.	8,989	897,054
Iida Group Holdings Co. Ltd.	4,456	71,469
Japan Exchange Group, Inc.	14,216	213,547
Japan Tobacco, Inc.	26,733	458,106
JCR Pharmaceuticals Co. Ltd.	3,372	62,353
JustSystems Corp.	1,460	63,460
Kakaku.com, Inc.	4,031	84,910
Kao Corp.	10,325	415,908
Kawasaki Kisen Kaisha Ltd.	1,840	95,544
Kobe Bussan Co. Ltd.	3,378	82,400
Kyowa Kirin Co. Ltd.	7,540	158,599
Lawson, Inc.	1,472	54,195
M3, Inc.	13,386	431,714
Mitsui OSK Lines Ltd.	8,430	196,556
MonotaRO Co. Ltd.	5,881	102,136
Murata Manufacturing Co. Ltd.	14,430	865,367
Nabtesco Corp.	3,691	84,464
Nifco, Inc.	2,474	51,998
Nihon M&A Center Holdings, Inc.	11,539	142,975
Nintendo Co. Ltd.	3,162	1,459,657
Nippon Shinyaku Co. Ltd.	1,468	99,581
Nippon Yusen K.K.	5,386	387,120
Nissan Chemical Corp.	3,471	184,242
NOF Corp.	1,933	72,548
Obic Co. Ltd.	1,590	235,672
Persol Holdings Co. Ltd.	4,206	83,795
Pigeon Corp.	3,775	64,075
Pola Orbis Holdings, Inc.	3,966	45,924
Rakus Co. Ltd.	2,944	35,885
SCREEN Holdings Co. Ltd.	1,052	86,324
SCSK Corp.	4,264	68,118
Sega Sammy Holdings, Inc.	4,282	76,159
Seria Co. Ltd.	2,412	46,678
SG Holdings Co. Ltd.	12,966	228,846
Shimadzu Corp.	6,373	209,867
Shimano, Inc.	2,039	356,939

	Shares	Value
Japan-(continued)
Square Enix Holdings Co. Ltd.	2,036	$81,648
Sumitomo Pharma Co. Ltd.	6,007	53,531
Sumitomo Rubber Industries Ltd.	6,781	58,783
Takara Bio, Inc.	3,128	50,462
Tokyo Electron Ltd.	3,827	1,626,161
Trend Micro, Inc.	4,827	269,367
Unicharm Corp.	12,294	428,329
USS Co. Ltd.	5,140	84,977
Workman Co. Ltd.	1,408	47,649
Yakult Honsha Co. Ltd.	3,755	194,764
Yamaha Motor Co. Ltd.	7,343	151,840
Yamato Holdings Co. Ltd.	8,442	158,603
Yokohama Rubber Co. Ltd. (The)	4,328	57,834
ZOZO, Inc.	5,466	111,759

		14,740,416

Luxembourg-0.41%
ArcelorMittal S.A.	17,165	501,071

Netherlands-5.56%
ASM International N.V	1,005	300,111
ASML Holding N.V.(a)	9,124	5,162,075
Koninklijke Philips N.V	27,857	730,799
Wolters Kluwer N.V.	6,582	665,771

		6,858,756

New Zealand-0.33%
a2 Milk Co. Ltd. (The)(b)	21,092	66,938
Fisher & Paykel Healthcare Corp. Ltd.	13,569	187,702
Spark New Zealand Ltd.	46,523	148,043

		402,683

Norway-0.37%
Aker ASA, Class A	775	63,818
Aker BP ASA	2,607	94,040
Gjensidige Forsikring ASA	5,499	118,817
Schibsted ASA, Class A	3,240	67,673
TOMRA Systems ASA	2,868	114,267

		458,615

Singapore-0.28%
Singapore Exchange Ltd.	20,323	143,328
Singapore Technologies Engineering Ltd.	42,463	125,260
Venture Corp. Ltd.	6,587	81,209

		349,797

South Korea-1.53%
Coway Co. Ltd.	1,180	66,061
Fila Holdings Corp.	2,343	59,866
Hansol Chemical Co. Ltd.	269	51,286
Hyosung TNC Corp.	150	48,586
KMW Co. Ltd.(b)	2,131	54,927
KT&G Corp.	2,520	165,445
Kumho Petrochemical Co. Ltd.	481	58,147
LEENO Industrial, Inc.	409	56,929
Meritz Fire & Marine Insurance Co. Ltd.	2,708	95,142
NAVER Corp.	4,095	926,299
Orion Corp.	847	63,393
Samsung Electro-Mechanics Co. Ltd.	1,273	164,754
S-Oil Corp.	966	78,569

		1,889,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Spain-1.26%
Industria de Diseno Textil S.A.(a)	32,565	$682,886
Telefonica S.A.	179,531	873,579

		1,556,465

Sweden-5.67%
AAK AB	3,961	68,958
Alfa Laval AB(a)	6,586	183,285
Assa Abloy AB, Class B(a)	21,550	545,113
Atlas Copco AB, Class A(a)	16,008	726,867
Axfood AB	3,090	91,661
Boliden AB(a)	6,242	273,661
Electrolux AB, Class B(a)	9,175	140,380
Elekta AB, Class B(a)	7,953	53,325
Epiroc AB, Class A(a)	20,259	413,106
Getinge AB, Class B(a)	5,639	163,937
Husqvarna AB, Class B	10,716	102,789
Indutrade AB	6,332	150,052
Investment AB Latour, Class B	3,152	83,706
Investor AB, Class B(a)	45,679	879,910
Lifco AB, Class B	5,006	105,310
Nibe Industrier AB, Class B	33,605	329,730
Sandvik AB(a)	27,513	518,704
Securitas AB, Class B(a)	7,305	86,206
Skanska AB, Class B	11,156	213,275
SKF AB, Class B	10,844	176,451
SSAB AB, Class A	13,904	88,754
Sweco AB, Class B	5,014	70,970
Tele2 AB, Class B(a)	12,462	164,930
Telefonaktiebolaget LM Ericsson, Class B	73,350	590,575
Trelleborg AB, Class B(a)	5,548	121,241
Volvo AB, Class B	40,848	650,000

		6,992,896

Switzerland-9.15%
EMS-Chemie Holding AG	189	169,091
Geberit AG	1,204	688,504
Kuehne + Nagel International AG, Class R	2,164	608,123
Logitech International S.A., Class R(a)	7,557	490,741
Partners Group Holding AG	989	1,050,247
Roche Holding AG	18,049	6,699,210
Schindler Holding AG, PC	1,091	210,605
Sika AG	3,158	962,358
Straumann Holding AG	3,510	414,784

		11,293,663

United Kingdom-12.30%
abrdn PLC	55,344	128,699
Admiral Group PLC	9,133	285,832
Ashtead Group PLC	10,665	550,544
Auto Trader Group PLC(c)	35,171	277,510
B&M European Value Retail S.A	22,870	140,002
Barratt Developments PLC	24,281	148,433
Burberry Group PLC	11,061	217,175

	Shares	Value
United Kingdom-(continued)
Diageo PLC	58,785	$2,908,580
Halma PLC	9,398	288,940
Hargreaves Lansdown PLC(a)	17,685	200,798
Imperial Brands PLC	30,080	626,953
Intertek Group PLC	4,433	275,842
Lloyds Banking Group PLC	2,582,461	1,453,696
Melrose Industries PLC	104,416	149,963
Next PLC	3,533	264,746
Pearson PLC	17,748	172,350
Persimmon PLC	8,927	232,460
RELX PLC	48,306	1,440,443
Rightmove PLC	21,112	162,044
Sage Group PLC (The)	31,652	290,785
Schroders PLC	4,002	140,992
Spirax-Sarco Engineering PLC	1,889	285,256
SSE PLC	26,619	619,102
St James’s Place PLC	13,501	215,033
Tesco PLC	270,245	916,643
Unilever PLC	60,057	2,785,204

		15,178,025

United States-9.52%
Avast PLC(c)	16,472	116,937
Ferguson PLC	5,693	716,851
GlaxoSmithKline PLC	114,350	2,570,837
Inmode Ltd.(b)	1,375	34,526
James Hardie Industries PLC, CDI	15,300	442,448
Nestle S.A	54,381	7,036,075
Oracle Corp.	1,221	78,791
Stellantis N.V.	56,665	754,904

		11,751,369

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.41% (Cost $134,008,836)		122,662,152

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-14.40%
Invesco Private Government Fund, 0.40%(d)(e)(f)	5,329,234	5,329,234
Invesco Private Prime Fund, 0.35%(d)(e)(f)	12,434,188	12,434,188

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,763,310)		17,763,422

TOTAL INVESTMENTS IN SECURITIES-113.81% (Cost $151,772,146)		140,425,574
OTHER ASSETS LESS LIABILITIES-(13.81)%		(17,043,589)

NET ASSETS-100.00%		$123,381,985

Investment Abbreviations:

CDI-CREST Depository Interest

PC-Participation Certificate

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

Invesco S&P International Developed Quality ETF (IDHQ)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2022.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $508,184, which represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,086,669	$(1,086,669)	$-	$-	$-	$14
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,212,403	11,237,907	(7,121,076)	-	-	5,329,234	1,306	*
Invesco Private Prime Fund	2,828,941	23,388,783	(13,783,107)	112	(542)	12,434,188	3,372	*

Total	$4,041,344	$35,713,359	$(21,990,852)	$112	$(542)	$17,763,422	$4,692

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Health Care	19.47
Industrials	16.68
Consumer Staples	16.08
Information Technology	13.09
Materials	10.52
Consumer Discretionary	9.91
Financials	7.84
Communication Services	4.39
Sector Types Each Less Than 3%	1.43
Money Market Funds Plus Other Assets Less Liabilities	0.59

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

Statements of Assets and Liabilities

April 30, 2022

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Assets:
Unaffiliated investments in securities, at value(a)	$972,681,482	$165,986,331	$200,669,496	$1,117,527,023	$504,911,863
Affiliated investments in securities, at value	40,192,362	14,042,850	3,788,162	119,901,589	58,312,076
Cash	693,658	-	-	129,138	-
Foreign currencies, at value	38,906	44,938	187,646	294,240	-
Deposits with brokers:
Cash segregated as collateral	-	-	-	-	89,626
Receivable for:
Dividends	24,201	301,575	436,719	5,003,714	2,402,716
Securities lending	36,313	3,443	681	60,178	43,438
Investments sold	-	-	92,223	84	524,385
Investments sold - affiliated broker	-	-	-	-	-
Fund shares sold	-	-	1,096,202	-	106,786
Foreign tax reclaims	-	532,347	-	2,598,797	388,024
Other assets	-	-	-	-	-

Total assets	1,013,666,922	180,911,484	206,271,129	1,245,514,763	566,778,914

Liabilities:
Due to custodian	-	-	285,156	-	86,175
Due to foreign custodian	-	-	-	-	70,699
Payable for:
Investments purchased	268	180	1,074,720	1,200	388,440
Investments purchased - affiliated broker	-	-	-	-	-
Collateral upon return of securities loaned	38,553,922	13,896,319	3,788,162	119,670,916	58,311,669
Collateral upon receipt of securities in-kind	-	-	-	-	89,626
Fund shares repurchased	-	-	-	-	-
Accrued unitary management fees	572,203	115,738	153,186	432,156	209,854
Accrued advisory fees	-	-	-	-	-
Accrued trustees’ and officer’s fees	-	-	-	-	-
Accrued expenses	-	-	-	-	-
Accrued tax expenses	-	-	-	-	-
Other payables	-	4,532	-	11,045	-

Total liabilities	39,126,393	14,016,769	5,301,224	120,115,317	59,156,463

Net Assets	$974,540,529	$166,894,715	$200,969,905	$1,125,399,446	$507,622,451

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

Net assets consist of:
Shares of beneficial interest	$1,703,088,416	$309,191,921	$312,370,169	$1,228,719,294	$568,014,407
Distributable earnings (loss)	(728,547,887)	(142,297,206)	(111,400,264)	(103,319,848)	(60,391,956)

Net Assets	$974,540,529	$166,894,715	$200,969,905	$1,125,399,446	$507,622,451

Shares outstanding (unlimited amount authorized, $0.01 par value)	22,350,000	5,350,000	9,250,000	25,900,000	15,750,000
Net asset value	$43.60	$31.20	$21.73	$43.45	$32.23

Market price	$43.30	$31.12	$21.86	$43.33	$32.16

Unaffiliated investments in securities, at cost	$1,282,338,557	$177,840,745	$201,839,778	$1,092,669,569	$511,403,539

Affiliated investments in securities, at cost	$40,190,115	$14,042,850	$3,788,162	$119,892,834	$58,311,669

Foreign currencies (due to foreign custodian), at cost	$38,905	$44,838	$188,520	$294,866	$(69,656)

(a) Includes securities on loan with an aggregate value of:	$36,979,513	$13,136,868	$3,597,666	$110,587,715	$53,830,569

67

Statements of Assets and Liabilities–(continued)

April 30, 2022

(Unaudited)

Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)

$1,409,916,219	$247,333,719	$281,904,003	$100,477,496	$82,553,540	$5,272,696	$1,000,650,888	$122,662,152
24,866,056	81,572,283	6,313,849	12,218,314	6,081,221	562,958	28,084,240	17,763,422
-	-	-	-	-	-	-	-
1,057,618	58,484	7,919	461	1,633	-	-	86,164

-	-	-	-	-	-	-	-

6,010,922	35,659	585,421	920,609	231,820	18,229	686,567	343,379
21,242	556,324	873	19,346	1,581	80	5,125	4,654
13,428,163	-	-	2,899,545	225	-	-	-
-	-	-	-	252,867	-	-	-
-	-	-	-	-	7	-	-
-	86,508	270,815	149,344	148,230	731	1,482,158	378,815
4,901	-	-	-	933	-	-	-

1,455,305,121	329,642,977	289,082,880	116,685,115	89,272,050	5,854,701	1,030,908,978	141,238,586

3,500	181,924	46,665	422,418	-	3,854	14,550	62,115
-	-	-	-	-	359	12,700	-

3,049,907	4	-	3,512,831	275,461	-	-	198
-	-	-	-	24,036	-	-	-
21,628,571	81,574,932	6,313,849	12,217,679	5,775,388	557,723	28,084,240	17,763,310
-	-	-	-	-	-	-	-
14,680,318	-	-	-	-	-	-	-
620,883	168,838	182,770	47,826	-	1,786	-	30,956
-	-	-	-	45,167	-	441,227	-
-	-	-	-	6,553	-	16,637	-
-	-	-	-	138,405	-	550,917	-
5,826,733	1,288	-	-	1,091	-	-	-
-	-	-	828	-	-	-	22

45,809,912	81,926,986	6,543,284	16,201,582	6,266,101	563,722	29,120,271	17,856,601

$1,409,495,209	$247,715,991	$282,539,596	$100,483,533	$83,005,949	$5,290,979	$1,001,788,707	$123,381,985

$1,659,260,742	$457,031,561	$320,379,014	$160,517,882	$83,461,320	$6,117,058	$847,753,455	$140,500,924
(249,765,533)	(209,315,570)	(37,839,418)	(60,034,349)	(455,371)	(826,079)	154,035,252	(17,118,939)

$1,409,495,209	$247,715,991	$282,539,596	$100,483,533	$83,005,949	$5,290,979	$1,001,788,707	$123,381,985

72,000,000	11,575,000	8,250,000	2,750,000	2,350,000	250,001	20,760,000	4,650,000
$19.58	$21.40	$34.25	$36.54	$35.32	$21.16	$48.26	$26.53

$19.54	$21.33	$34.21	$36.52	$35.31	$21.20	$48.19	$26.46

$1,419,886,592	$328,785,654	$267,991,920	$118,503,042	$65,287,163	$6,044,187	$834,086,592	$134,008,836

$24,865,297	$81,574,932	$6,313,849	$12,217,679	$6,091,210	$562,958	$28,084,240	$17,763,310

$1,059,990	$60,205	$8,324	$(2,084)	$1,502	$(358)	$(12,786)	$86,140

$21,081,203	$77,188,226	$5,928,957	$11,374,752	$5,423,723	$522,897	$25,503,033	$16,562,010

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

(This Page Intentionally Left Blank)

69

Statements of Operations

For the six months ended April 30, 2022

(Unaudited)

	Invesco China Technology ETF (CQQQ)	Invesco DWA Developed Markets Momentum ETF (PIZ)	Invesco DWA Emerging Markets Momentum ETF (PIE)	Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
Investment income:
Unaffiliated dividend income	$1,573,838	$1,436,523	$1,855,650	$21,390,717	$7,781,422
Affiliated dividend income	1,045	42	96	564	157
Non-cash dividend income	4,377,581	-	-	1,906,249	8,417
Securities lending income.	199,722	8,939	41,535	255,914	289,638
Foreign withholding tax	(17,437)	(171,249)	(221,982)	(2,177,995)	(934,081)

Total investment income	6,134,749	1,274,255	1,675,299	21,375,449	7,145,553

Expenses:
Unitary management fees	4,503,739	837,470	947,231	2,550,114	1,185,751
Advisory fees	-	-	-	-	-
Sub-licensing fees	-	-	-	-	-
Accounting & administration fees	-	-	-	-	-
Custodian & transfer agent fees	-	-	-	-	-
Trustees’ and officer’s fees	-	-	-	-	-
Tax expenses	-	-	-	-	-
Other expenses	-	-	-	-	-

Total expenses	4,503,739	837,470	947,231	2,550,114	1,185,751

Less: Waivers	(81)	(5)	(10)	(28)	(12)

Net expenses	4,503,658	837,465	947,221	2,550,086	1,185,739

Net investment income	1,631,091	436,790	728,078	18,825,363	5,959,814

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(278,184,579)	(14,330,616)	1,124,875	(11,546,709)	(16,158,867)
Affiliated investment securities	(62,830)	(1,849)	(3,680)	(21,044)	(3,541)
Unaffiliated in-kind redemptions	2,313,777	6,549,712	257,380	23,388,206	16,582,925
Affiliated in-kind redemptions	-	-	-	-	-
Foreign currencies	(85,717)	(97,833)	(160,795)	(62,999)	(205,937)
Distributions of underlying fund shares	-	-	-	-	-

Net realized gain (loss)	(276,019,349)	(7,880,586)	1,217,780	11,757,454	214,580

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(304,422,776)	(42,843,913)	(29,936,889)	(115,628,158)	(74,769,095)
Affiliated investment securities	2,245	-	-	8,754	(10,421)
Foreign currencies	(268)	(57,127)	(8,342)	(412,716)	(123,057)

Change in net unrealized appreciation (depreciation)	(304,420,799)	(42,901,040)	(29,945,231)	(116,032,120)	(74,902,573)

Net realized and unrealized gain (loss)	(580,440,148)	(50,781,626)	(28,727,451)	(104,274,666)	(74,687,993)

Net increase (decrease) in net assets resulting from operations	$(578,809,057)	$(50,344,836)	$(27,999,373)	$(85,449,303)	$(68,728,179)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Invesco FTSE RAFI Emerging Markets ETF (PXH)	Invesco Global Clean Energy ETF (PBD)	Invesco Global Water ETF (PIO)	Invesco International BuyBack AchieversTM ETF (IPKW)	Invesco MSCI Global Timber ETF (CUT)	Invesco MSCI Green Building ETF (GBLD)	Invesco S&P Global Water Index ETF (CGW)	Invesco S&P International Developed Quality ETF (IDHQ)

$25,344,933	$638,743	$2,105,288	$2,004,714	$1,670,551	$94,531	$7,865,150	$2,147,150
2,529	32	38	73	3,381	4	310	14
1,183,373	-	-	118,791	-	-	-	-
61,537	1,989,203	3,738	184,010	6,152	1,176	18,226	18,276
(1,590,158)	(93,506)	(122,944)	(233,875)	(51,918)	(6,939)	(290,184)	(206,769)

25,002,214	2,534,472	1,986,120	2,073,713	1,628,166	88,772	7,593,502	1,958,671

3,450,547	1,142,814	1,200,366	310,206	-	9,319	-	183,089
-	-	-	-	222,330	-	2,862,172	-
-	-	-	-	26,679	-	251,876	-
-	-	-	-	9,599	-	33,706	-
-	-	-	-	9,153	-	16,910	-
-	-	-	-	-	-	2,395	-
2,729	1,288	-	-	1,091	-	-	-
-	-	-	-	29,051	-	51,024	-

3,453,276	1,144,102	1,200,366	310,206	297,903	9,319	3,218,083	183,089

(254)	(4)	-	(3)	(26,732)	(1)	(9)	(2)

3,453,022	1,144,098	1,200,366	310,203	271,171	9,318	3,218,074	183,087

21,549,192	1,390,374	785,754	1,763,510	1,356,995	79,454	4,375,428	1,775,584

(24,612,491)	(35,496,744)	(2,935,131)	(4,181,240)	854,008	(38,635)	(7,320,006)	(1,462,541)
(2,535)	(25,417)	(1,204)	(1,256)	3,802	(342)	(1,890)	(542)
2,078,527	3,719,297	1,392,856	411,683	2,049,859	-	9,844,048	2,686,675
-	-	-	-	15,593	-	-	-
(1,371,587)	(21,054)	(25,035)	(3,822)	(12,345)	(678)	32,646	(21,168)
-	-	-	-	2,004	-	-	-

(23,908,086)	(31,823,918)	(1,568,514)	(3,774,635)	2,912,921	(39,655)	2,554,798	1,202,424

(158,310,492)	(88,559,791)	(59,468,240)	(11,218,199)	(4,792,979)	(527,329)	(211,150,297)	(23,885,323)
759	(2,650)	-	635	(38,091)	371	-	112
(288,045)	(9,692)	(38,080)	(39,519)	(22,415)	(829)	(93,525)	(33,464)

(158,597,778)	(88,572,133)	(59,506,320)	(11,257,083)	(4,853,485)	(527,787)	(211,243,822)	(23,918,675)

(182,505,864)	(120,396,051)	(61,074,834)	(15,031,718)	(1,940,564)	(567,442)	(208,689,024)	(22,716,251)

$(160,956,672)	$(119,005,677)	$(60,289,080)	$(13,268,208)	$(583,569)	$(487,988)	$(204,313,596)	$(20,940,667)

71

Statements of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco China Technology ETF (CQQQ)		Invesco DWA Developed Markets Momentum ETF (PIZ)
	Six Months Ended April 30, 2022	Year Ended October 31, 2021	Six Months Ended April 30, 2022	Year Ended October 31, 2021
Operations:
Net investment income (loss)	$1,631,091	$(3,007,211)	$436,790	$1,214,869
Net realized gain (loss)	(276,019,349)	31,255,498	(7,880,586)	40,842,745
Change in net unrealized appreciation (depreciation)	(304,420,799)	(228,330,434)	(42,901,040)	12,793,382

Net increase (decrease) in net assets resulting from operations	(578,809,057)	(200,082,147)	(50,344,836)	54,850,996

Distributions to Shareholders from:
Distributable earnings	-	(6,502,078)	(1,656,484)	(964,301)

Shareholder Transactions:
Proceeds from shares sold	133,011,550	934,478,610	28,269,708	171,884,702
Value of shares repurchased	(99,000,159)	(251,717,877)	(61,325,113)	(128,862,593)
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	34,011,391	682,760,733	(33,055,405)	43,022,109

Net increase (decrease) in net assets	(544,797,666)	476,176,508	(85,056,725)	96,908,804

Net assets:
Beginning of year	1,519,338,195	1,043,161,687	251,951,440	155,042,636

End of year	$974,540,529	$1,519,338,195	$166,894,715	$251,951,440

Changes in Shares Outstanding:
Shares sold	2,100,000	11,100,000	750,000	4,550,000
Shares repurchased	(1,800,000)	(3,150,000)	(1,700,000)	(3,450,000)
Shares outstanding, beginning of year	22,050,000	14,100,000	6,300,000	5,200,000

Shares outstanding, end of year	22,350,000	22,050,000	5,350,000	6,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Invesco DWA Emerging Markets		Invesco FTSE RAFI Developed Markets		Invesco FTSE RAFI Developed Markets		Invesco FTSE RAFI Emerging Markets
Momentum ETF (PIE)		ex-U.S. ETF (PXF)		ex-U.S. Small-Mid ETF (PDN)		ETF (PXH)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2022	2021	2022	2021	2022	2021	2022	2021

$728,078	$1,722,180	$18,825,363	$35,112,659	$5,959,814	$7,065,857	$21,549,192	$55,658,353
1,217,780	44,078,965	11,757,454	27,602,304	214,580	32,710,580	(23,908,086)	33,864,949
(29,945,231)	1,750,161	(116,032,120)	316,656,880	(74,902,573)	65,895,115	(158,597,778)	225,062,252

(27,999,373)	47,551,306	(85,449,303)	379,371,843	(68,728,179)	105,671,552	(160,956,672)	314,585,554

(1,250,922)	(2,586,314)	(29,006,175)	(27,603,102)	(8,242,272)	(7,594,401)	(32,184,811)	(40,406,081)

24,101,839	145,789,480	129,786,834	85,097,681	209,234,440	111,750,049	327,326,238	326,988,438
(8,888,885)	(131,467,700)	(90,155,661)	(108,096,381)	(59,345,738)	(83,278,298)	(85,415,222)	(210,835,982)
63,712	167,645	35,245	15,729	44,473	4,510	222,968	326,816

15,276,666	14,489,425	39,666,418	(22,982,971)	149,933,175	28,476,261	242,133,984	116,479,272

(13,973,629)	59,454,417	(74,789,060)	328,785,770	72,962,724	126,553,412	48,992,501	390,658,745

214,943,534	155,489,117	1,200,188,506	871,402,736	434,659,727	308,106,315	1,360,502,708	969,843,963

$200,969,905	$214,943,534	$1,125,399,446	$1,200,188,506	$507,622,451	$434,659,727	$1,409,495,209	$1,360,502,708

1,000,000	6,100,000	2,850,000	1,800,000	6,050,000	3,000,000	15,600,000	14,650,000
(350,000)	(5,450,000)	(1,850,000)	(2,400,000)	(1,700,000)	(2,250,000)	(4,250,000)	(9,400,000)
8,600,000	7,950,000	24,900,000	25,500,000	11,400,000	10,650,000	60,650,000	55,400,000

9,250,000	8,600,000	25,900,000	24,900,000	15,750,000	11,400,000	72,000,000	60,650,000

73

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco Global		Invesco Global
	Clean Energy ETF (PBD)		Water ETF (PIO)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2022	2021	2022	2021
Operations:
Net investment income	$1,390,374	$1,961,935	$785,754	$4,145,969
Net realized gain (loss)	(31,823,918)	41,827,373	(1,568,514)	46,218,048
Change in net unrealized appreciation (depreciation)	(88,572,133)	(32,979,658)	(59,506,320)	24,908,830

Net increase (decrease) in net assets resulting from operations	(119,005,677)	10,809,650	(60,289,080)	75,272,847

Distributions to Shareholders from:
Distributable earnings	(1,475,607)	(1,855,153)	(1,678,567)	(3,106,732)

Shareholder Transactions:
Proceeds from shares sold	5,729,492	424,488,613	25,256,982	155,139,410
Value of shares repurchased	(37,164,347)	(158,049,668)	(3,780,139)	(111,547,704)
Transaction fees	12,677	48,283	2,446	8,130

Net increase (decrease) in net assets resulting from share transactions	(31,422,178)	266,487,228	21,479,289	43,599,836

Net increase (decrease) in net assets	(151,903,462)	275,441,725	(40,488,358)	115,765,951

Net assets:
Beginning of year	399,619,453	124,177,728	323,027,954	207,262,003

End of year	$247,715,991	$399,619,453	$282,539,596	$323,027,954

Changes in Shares Outstanding:
Shares sold	250,000	12,400,000	600,000	3,950,000
Shares repurchased	(1,450,000)	(5,050,000)	(100,000)	(2,850,000)
Shares outstanding, beginning of year	12,775,000	5,425,000	7,750,000	6,650,000

Shares outstanding, end of year	11,575,000	12,775,000	8,250,000	7,750,000

(a)	For the period April 20, 2021 (commencement of investment operations) through October 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Invesco International BuyBack		Invesco MSCI Global		Invesco MSCI Green		Invesco S&P Global
AchieversTM ETF (IPKW)		Timber ETF (CUT)		Building ETF (GBLD)		Water Index ETF (CGW)
Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Period Ended	Six Months Ended	Year Ended
April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
2022	2021	2022	2021	2022	2021(a)	2022	2021

$1,763,510	$7,296,457	$1,356,995	$1,518,965	$79,454	$87,786	$4,375,428	$19,796,650
(3,774,635)	38,109,597	2,912,921	7,132,006	(39,655)	3,150	2,554,798	45,148,590
(11,257,083)	(8,019,452)	(4,853,485)	15,142,417	(527,787)	(244,921)	(211,243,822)	258,398,968

(13,268,208)	37,386,602	(583,569)	23,793,388	(487,988)	(153,985)	(204,313,596)	323,344,208

(7,174,117)	(2,099,827)	(1,454,000)	(1,493,991)	(101,951)	(82,156)	(20,088,093)	(11,646,987)

11,839,492	66,429,753	-	11,405,740	1,117,034	5,000,025	47,334,548	270,538,311
(15,579,769)	(69,533,806)	(6,992,443)	(16,774,336)	-	-	(20,486,903)	(93,778,162)
6,069	6,881	1,094	3,017	-	-	1,253	13,469

(3,734,208)	(3,097,172)	(6,991,349)	(5,365,579)	1,117,034	5,000,025	26,848,898	176,773,618

(24,176,533)	32,189,603	(9,028,918)	16,933,818	527,095	4,763,884	(197,552,791)	488,470,839

124,660,066	92,470,463	92,034,867	75,101,049	4,763,884	-	1,199,341,498	710,870,659

$100,483,533	$124,660,066	$83,005,949	$92,034,867	$5,290,979	$4,763,884	$1,001,788,707	$1,199,341,498

300,000	1,500,000	-	300,000	50,000	200,001	800,000	5,040,000
(400,000)	(1,600,000)	(200,000)	(450,000)	-	-	(400,000)	(1,840,000)
2,850,000	2,950,000	2,550,000	2,700,000	200,001	-	20,360,000	17,160,000

2,750,000	2,850,000	2,350,000	2,550,000	250,001	200,001	20,760,000	20,360,000

75

Statements of Changes in Net Assets–(continued)

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco S&P International
	Developed Quality ETF (IDHQ)
	Six Months Ended	Year Ended
	April 30,	October 31,
	2022	2021
Operations:
Net investment income	$1,775,584	$2,236,083
Net realized gain	1,202,424	12,964,294
Change in net unrealized appreciation (depreciation)	(23,918,675)	10,136,928

Net increase (decrease) in net assets resulting from operations	(20,940,667)	25,337,305

Distributions to Shareholders from:
Distributable earnings	(1,376,329)	(2,252,111)

Shareholder Transactions:
Proceeds from shares sold	45,199,466	67,242,044
Value of shares repurchased	(14,025,773)	(75,829,640)
Transaction fees	3,334	3,343

Net increase (decrease) in net assets resulting from share transactions	31,177,027	(8,584,253)

Net increase in net assets	8,860,031	14,500,941

Net assets:
Beginning of year	114,521,954	100,021,013

End of year	$123,381,985	$114,521,954

Changes in Shares Outstanding:
Shares sold	1,450,000	2,200,000
Shares repurchased	(450,000)	(2,550,000)
Shares outstanding, beginning of year	3,650,000	4,000,000

Shares outstanding, end of year	4,650,000	3,650,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights

Invesco China Technology ETF (CQQQ)

	Six Months Ended April 30, 2022 (Unaudited)
			Years Ended October 31,			Two Months Ended October 31, 2018		Years Ended August 31,
			2021	2020	2019			2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$68.90		$73.98	$47.88	$40.55	$49.32		$55.00	$39.26

Net investment income (loss)(a)	0.07	(b)	(0.15)	(0.06)	0.04	0.03		0.31	0.52
Net realized and unrealized gain (loss) on investments	(25.37)		(4.54)	26.17	7.46	(8.80)		(5.13)	15.82

Total from investment operations	(25.30)		(4.69)	26.11	7.50	(8.77)		(4.82)	16.34

Distributions to shareholders from:
Net investment income	—		(0.39)	(0.01)	(0.17)	-		(0.86)	(0.60)

Net asset value at end of period	$43.60		$68.90	$73.98	$47.88	$40.55		$49.32	$55.00

Market price at end of period	$43.30	(c)	$68.25 (c)	$74.34 (c)	$47.67 (c)	$40.81	(c)	$49.36 (c)	$55.21

Net Asset Value Total Return(d)	(36.72)%		(6.41)%	54.53%	18.59%	(17.78)%		(9.05)%	42.43%
Market Price Total Return(d)	(36.56)%		(7.75)%	55.97%	17.32%	(17.32)%		(9.33)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$974,541		$1,519,338	$1,043,162	$509,964	$405,541		$384,689	$209,019
Ratio to average net assets of:
Expenses	0.70	%(e)	0.70%	0.70%	0.70%	0.70	%(e)	0.65%	0.70%
Net investment income (loss)	0.25	%(b)(e)	(0.19)%	(0.09)%	0.09%	0.39	%(e)	0.52%	1.20%
Portfolio turnover rate(f)	33%		54%	38%	80%	4%		21%	10%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $(0.12) and (0.43)%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights–(continued)

Invesco DWA Developed Markets Momentum ETF (PIZ)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021		2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$39.99		$29.82		$27.18	$24.53	$27.30	$22.29

Net investment income(a)	0.07		0.22	(b)	0.13	0.30	0.24	0.36
Net realized and unrealized gain (loss) on investments	(8.58)		10.12		2.77	2.70	(2.68)	5.05

Total from investment operations	(8.51)		10.34		2.90	3.00	(2.44)	5.41

Distributions to shareholders from:
Net investment income	(0.28)		(0.17)		(0.26)	(0.35)	(0.33)	(0.40)

Net asset value at end of period	$31.20		$39.99		$29.82	$27.18	$24.53	$27.30

Market price at end of period(c)	$31.12		$40.09		$29.77	$27.10	$24.47	$27.35

Net Asset Value Total Return(d)	(21.40)%		34.70%		10.82%	12.31%	(9.09)%	24.58%
Market Price Total Return(d)	(21.79)%		35.26%		10.96%	12.25%	(9.48)%	24.91%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$166,895		$251,951		$155,043	$175,327	$223,182	$232,084
Ratio to average net assets of:
Expenses	0.80	%(e)	0.80%		0.80%	0.81%	0.80%	0.81%
Net investment income	0.42	%(e)	0.59	%(b)	0.47%	1.18%	0.88%	1.46%
Portfolio turnover rate(f)	81%		161%		115%	106%	94%	98%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets includes income received from foreign withholding tax claims. Net investment income per share and the ratio of net investment income to average net assets excluding the foreign withholding tax claims are $0.16 and 0.44%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights–(continued)

Invesco DWA Emerging Markets Momentum ETF (PIE)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$24.99		$19.56	$18.59	$16.12		$19.48	$16.11

Net investment income(a)	0.08		0.19	0.23	0.36	(b)	0.40	0.28
Net realized and unrealized gain (loss) on investments	(3.20)		5.52	1.07	2.51		(3.29)	3.34

Total from investment operations	(3.12)		5.71	1.30	2.87		(2.89)	3.62

Distributions to shareholders from:
Net investment income	(0.15)		(0.30)	(0.34)	(0.41)		(0.49)	(0.26)

Transaction fees(a)	0.01		0.02	0.01	0.01		0.02	0.01

Net asset value at end of period	$21.73		$24.99	$19.56	$18.59		$16.12	$19.48

Market price at end of period(c)	$21.86		$24.81	$19.60	$18.51		$16.08	$19.54

Net Asset Value Total Return(d)	(12.52)%		29.35%	7.08%	18.23%		(15.11)%	22.72%
Market Price Total Return(d)	(11.36)%		28.17%	7.77%	18.03%		(15.58)%	23.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$200,970		$214,944	$155,489	$168,210		$192,660	$212,377
Ratio to average net assets of:
Expenses	0.90	%(e)	0.90%	0.90%	0.91	%(f)	0.90%	0.90%
Net investment income	0.69	%(e)	0.79%	1.25%	2.13	%(b)(f)	2.01%	1.67%
Portfolio turnover rate(g)	79%		198%	155%	158%		163%	174%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a non-cash taxable distribution received during the year. Net investment income per share and the ratio of net investment income to average net assets excluding the non-cash taxable distribution are $0.24 and 1.39%, respectively.

(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$48.20		$34.17	$40.99	$40.04	$44.66	$36.74

Net investment income(a)	0.77		1.42	0.94	1.45	1.34	1.20
Net realized and unrealized gain (loss) on investments	(4.34)		13.72	(6.85)	1.10	(4.56)	7.98

Total from investment operations	(3.57)		15.14	(5.91)	2.55	(3.22)	9.18

Distributions to shareholders from:
Net investment income	(1.18)		(1.11)	(0.92)	(1.60)	(1.40)	(1.26)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.01	0.00 (b)	0.00 (b)	-

Net asset value at end of period	$43.45		$48.20	$34.17	$40.99	$40.04	$44.66

Market price at end of period(c)	$43.33		$48.22	$34.25	$40.86	$39.98	$44.81

Net Asset Value Total Return(d)	(7.50)%		44.49%	(14.26)%	6.58%	(7.45)%	25.38%
Market Price Total Return(d)	(7.82)%		44.22%	(13.80)%	6.41%	(7.92)%	25.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,125,399		$1,200,189	$871,403	$1,246,076	$1,275,422	$1,214,850
Ratio to average net assets of:
Expenses	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.32	%(e)	3.09%	2.57%	3.64%	3.02%	2.95%
Portfolio turnover rate(f)	13%		17%	11%	15%	10%	13%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights–(continued)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$38.13		$28.93	$30.67	$29.48	$33.33	$27.37

Net investment income(a)	0.43		0.65	0.60	0.70	0.75	0.59
Net realized and unrealized gain (loss) on investments	(5.74)		9.25	(1.70)	1.24	(3.66)	5.99

Total from investment operations.	(5.31)		9.90	(1.10)	1.94	(2.91)	6.58

Distributions to shareholders from:
Net investment income	(0.59)		(0.70)	(0.64)	(0.75)	(0.94)	(0.62)

Transaction fees(a)	0.00		0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	-

Net asset value at end of period	$32.23		$38.13	$28.93	$30.67	$29.48	$33.33

Market price at end of period(c)	$32.16		$38.41	$28.94	$30.42	$29.48	$33.44

Net Asset Value Total Return(d)	(14.03)%		34.34%	(3.36)%	6.72%	(9.05)%	24.36%
Market Price Total Return(d)	(14.85)%		35.26%	(2.53)%	5.85%	(9.36)%	25.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$507,622		$434,660	$308,106	$328,155	$291,863	$206,657
Ratio to average net assets of:
Expenses	0.49	%(e)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.46	%(e)	1.77%	2.09%	2.36%	2.25%	1.98%
Portfolio turnover rate(f)	30%		31%	26%	27%	21%	19%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Financial Highlights–(continued)

Invesco FTSE RAFI Emerging Markets ETF (PXH)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021		2020		2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$22.43		$17.51		$20.95		$20.02		$21.66	$18.81

Net investment income(a)	0.33		0.92		0.59		0.72		0.73	0.57
Net realized and unrealized gain (loss) on investments	(2.67)		4.63		(3.40)		0.92		(1.66)	2.81

Total from investment operations	(2.34)		5.55		(2.81)		1.64		(0.93)	3.38

Distributions to shareholders from:
Net investment income	(0.51)		(0.64)		(0.63)		(0.71)		(0.71)	(0.53)

Transaction fees(a)	0.00	(b)	0.01		0.00	(b)	0.00	(b)	0.00 (b)	-

Net asset value at end of period	$19.58		$22.43		$17.51		$20.95		$20.02	$21.66

Market price at end of period(c)	$19.54		$22.34		$17.51		$20.93		$20.03	$21.62

Net Asset Value Total Return(d)	(10.59)%		31.79%		(13.44)%		8.31%		(4.44)%	18.10%
Market Price Total Return(d)	(10.43)%		31.28%		(13.36)%		8.14%		(4.22)%	17.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,409,495		$1,360,503		$969,844		$1,277,150		$1,129,333	$967,201
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(e)	0.49	%(f)	0.49	%(f)	0.49	%(f)	0.48%	0.48	%(f)
Expenses, prior to Waivers	0.49	%(e)	0.49	%(f)	0.49	%(f)	0.49	%(f)	0.49%	0.49	%(f)
Net investment income	3.06	%(e)	4.11%		3.14%		3.48%		3.30%	2.84%
Portfolio turnover rate(g)	26%		34%		22%		29%		16%	24%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights–(continued)

Invesco Global Clean Energy ETF (PBD)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$31.28		$22.89	$12.66	$10.97		$13.08	$10.65

Net investment income(a)	0.12		0.16	0.19	0.21		0.18	0.23
Net realized and unrealized gain (loss) on investments	(9.88)		8.37	10.30	1.72		(2.07)	2.39

Total from investment operations	(9.76)		8.53	10.49	1.93		(1.89)	2.62

Distributions to shareholders from:
Net investment income	(0.12)		(0.14)	(0.26)	(0.24)		(0.22)	(0.19)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00 (b)	-

Net asset value at end of period	$21.40		$31.28	$22.89	$12.66		$10.97	$13.08

Market price at end of period(c)	$21.33		$31.31	$22.92	$12.56		$10.95	$13.07

Net Asset Value Total Return(d)	(31.26)%		37.31%	84.06%	17.86%		(14.69)%	24.90%
Market Price Total Return(d)	(31.55)%		37.26%	85.77%	17.16%		(14.78)%	25.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$247,716		$399,619	$124,178	$49,675		$49,661	$60,499
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%	0.75%	0.77	%(f)	0.75%	0.75%
Net investment income	0.91	%(e)	0.52%	1.20%	1.74	%(f)	1.43%	1.98%
Portfolio turnover rate(g)	34%		74%	56%	59%		46%	40%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights–(continued)

Invesco Global Water ETF (PIO)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021		2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$41.68		$31.17		$28.94	$23.73		$25.27	$21.32

Net investment income(a)	0.10		0.58	(b)	0.25	0.38		0.45	0.28
Net realized and unrealized gain (loss) on investments	(7.33)		10.35		2.27	5.25		(1.54)	3.95

Total from investment operations	(7.23)		10.93		2.52	5.63		(1.09)	4.23

Distributions to shareholders from:
Net investment income	(0.20)		(0.42)		(0.29)	(0.42)		(0.45)	(0.28)

Transaction fees(a)	0.00	(c)	0.00	(c)	0.00 (c)	0.00	(c)	0.00 (c)	-

Net asset value at end of period	$34.25		$41.68		$31.17	$28.94		$23.73	$25.27

Market price at end of period(d)	$34.21		$41.72		$31.18	$28.84		$23.69	$25.25

Net Asset Value Total Return(e)	(17.42)%		35.17%		8.76%	23.90%		(4.45)%	20.01%
Market Price Total Return(e)	(17.59)%		35.26%		9.16%	23.68%		(4.53)%	20.08%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$282,540		$323,028		$207,262	$195,314		$164,916	$200,862
Ratio to average net assets of:
Expenses	0.75	%(f)	0.75%		0.75%	0.76	%(g)	0.75%	0.75%
Net investment income	0.49	%(f)	1.52	%(b)	0.86%	1.45	%(g)	1.77%	1.22%
Portfolio turnover rate(h)	16%		31%		30%	32%		34%	34%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.35 and 0.92%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights–(continued)

Invesco International BuyBack AchieversTM ETF (IPKW)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021		2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$43.74		$31.35		$32.20	$31.00	$35.31	$27.94

Net investment income(a)	0.62		2.55	(b)	0.57	0.76	0.69	0.47
Net realized and unrealized gain (loss) on investments	(5.23)		10.57		(0.82)	1.38	(4.28)	7.28

Total from investment operations	(4.61)		13.12		(0.25)	2.14	(3.59)	7.75

Distributions to shareholders from:
Net investment income	(2.59)		(0.73)		(0.61)	(0.94)	(0.73)	(0.38)

Transaction fees(a)	0.00	(c)	0.00	(c)	0.01	0.00 (c)	0.01	-

Net asset value at end of period	$36.54		$43.74		$31.35	$32.20	$31.00	$35.31

Market price at end of period(d)	$36.52		$43.78		$31.42	$32.05	$30.96	$35.47

Net Asset Value Total Return(e)	(10.80)%		41.90%		(0.30)%	7.10%	(10.40)%	28.03%
Market Price Total Return(e)	(10.96)%		41.72%		0.37%	6.74%	(10.96)%	28.24%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$100,484		$124,660		$92,470	$141,692	$243,373	$197,735
Ratio to average net assets of:
Expenses	0.55	%(f)	0.55%		0.55%	0.55%	0.55%	0.55%
Net investment income	3.13	%(f)	5.98	%(b)	1.86%	2.44%	1.90%	1.47%
Portfolio turnover rate(g)	14%		113%		88%	99%	121%	118%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.63 and 1.47%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights–(continued)

Invesco MSCI Global Timber ETF (CUT)

	Six Months Ended April 30, 2022		Years Ended October 31,				Five Months Ended October 31,		Years Ended May 31,
	(Unaudited)		2021	2020	2019		2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$36.09		$27.82	$27.65	$27.98		$33.50		$27.57	$23.63

Net investment income(a)	0.55		0.55	0.53	0.72		0.20		0.63	0.47
Net realized and unrealized gain (loss) on investments	(0.74)		8.27	0.40	(0.23)		(5.72)		5.80	3.99

Total from investment operations	(0.19)		8.82	0.93	0.49		(5.52)		6.43	4.46

Distributions to shareholders from:
Net investment income	(0.58)		(0.55)	(0.77)	(0.82)		-		(0.50)	(0.52)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.01	0.00	(b)	0.00	(b)	-	-

Net asset value at end of period	$35.32		$36.09	$27.82	$27.65		$27.98		$33.50	$27.57

Market price at end of period	$35.31	(c)	$36.09 (c)	$27.81 (c)	$27.56	(c)	$27.94	(c)	$33.54 (c)	$27.52

Net Asset Value Total Return(d)	(0.51)%		31.90%	3.29%	2.32%		(16.48)%		23.42%	19.09%
Market Price Total Return(d)	(0.54)%		31.95%	3.60%	2.14%		(16.70)%		23.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$83,006		$92,035	$75,101	$134,093		$173,463		$236,190	$190,203
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(e)	0.60%	0.55%	0.56	%(f)	0.55	%(e)	0.55%	0.57%
Expenses, prior to Waivers	0.67	%(e)	0.68%	0.72%	0.68	%(f)	0.64	%(e)	0.67%	0.70%
Net investment income	3.05	%(e)	1.51%	2.00%	2.70	%(f)	1.50	%(e)	2.02%	1.85%
Portfolio turnover rate(g)	7%		14%	10%	18%		4%		10%	8%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights–(continued)

Invesco MSCI Green Building ETF (GBLD)

	Six Months Ended April 30, 2022 (Unaudited)		For the Period April 20, 2021(a) Through October 31, 2021

Per Share Operating Performance:
Net asset value at beginning of period	$23.82		$25.00

Net investment income(b)	0.38		0.44
Net realized and unrealized gain (loss) on investments	(2.53)		(1.21)

Total from investment operations	(2.15)		(0.77)

Distributions to shareholders from:
Net investment income	(0.51)		(0.41)

Net asset value at end of period	$21.16		$23.82

Market price at end of period(c)	$21.20		$23.89

Net Asset Value Total Return(d)	(9.15)%		(3.13	)%(e)
Market Price Total Return(d)	(9.25)%		(2.84	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$5,291		$4,764
Ratio to average net assets of:
Expenses	0.39	%(f)	0.39	%(f)
Net investment income	3.33	%(f)	3.34	%(f)
Portfolio turnover rate(g)	8%		25%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (April 22, 2021, the first day of trading on the exchange) to October 31, 2021 was (2.74)%. The market price total return from Fund Inception to October 31, 2021 was (2.30)%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights–(continued)

Invesco S&P Global Water Index ETF (CGW)

	Six Months Ended April 30, 2022		Years Ended October 31,				Two Months Ended October 31,		Years Ended August 31,
	(Unaudited)		2021		2020	2019	2018		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$58.91		$41.43		$39.55	$32.32	$35.28		$33.38	$30.27

Net investment income(a)	0.21		1.08	(b)	0.63	0.64	0.04		0.59	0.61
Net realized and unrealized gain (loss) on investments	(9.90)		17.06		1.86	7.26	(3.00)		1.92	2.97

Total from investment operations	(9.69)		18.14		2.49	7.90	(2.96)		2.51	3.58

Distributions to shareholders from:
Net investment income	(0.96)		(0.66)		(0.61)	(0.67)	-		(0.61)	(0.47)

Transaction fees(a)	0.00	(c)	0.00	(c)	0.00 (c)	0.00 (c)	0.00	(c)	-	-

Net asset value at end of period	$48.26		$58.91		$41.43	$39.55	$32.32		$35.28	$33.38

Market price at end of period	$48.19	(d)	$59.04	(d)	$41.54 (d)	$39.54 (d)	$32.27	(d)	$35.23 (d)	$33.46

Net Asset Value Total Return(e)	(16.71)%		44.25%		6.31%	25.10%	(8.39)%		7.51%	12.09%
Market Price Total Return(e)	(17.02)%		44.18%		6.62%	25.27%	(8.40)%		7.09%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,001,789		$1,199,341		$710,871	$741,918	$531,298		$594,105	$610,253
Ratio to average net assets of:
Expenses	0.56	%(f)	0.57%		0.57%	0.59%	0.60	%(f)	0.62%	0.63%
Net investment income	0.76	%(f)	2.08	%(b)	1.61%	1.82%	0.67	%(f)	1.71%	1.98%
Portfolio turnover rate(g)	11%		15%		15%	13%	5%		13%	8%

(a)	Based on average shares outstanding.
(b)

Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.62 and 1.18%, respectively.

(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights–(continued)

Invesco S&P International Developed Quality ETF (IDHQ)

	Six Months Ended April 30, 2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$31.38		$25.01	$24.47	$21.36		$23.50	$19.65

Net investment income(a)	0.41		0.63	0.46	0.54		0.58	0.45
Net realized and unrealized gain (loss) on investments	(4.95)		6.39	0.55	3.16		(2.18)	3.88

Total from investment operations	(4.54)		7.02	1.01	3.70		(1.60)	4.33

Distributions to shareholders from:
Net investment income	(0.31)		(0.65)	(0.47)	(0.59)		(0.54)	(0.48)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.00 (b)	-

Net asset value at end of period	$26.53		$31.38	$25.01	$24.47		$21.36	$23.50

Market price at end of period(c)	$26.46		$31.53	$25.00	$24.53		$21.31	$23.71

Net Asset Value Total Return(d)	(14.55)%		28.19%	4.42%	17.58%		(7.00)%	22.36%
Market Price Total Return(d)	(15.19)%		28.85%	4.09%	18.14%		(8.05)%	23.70%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$123,382		$114,522	$100,021	$47,726		$32,039	$28,203
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.31	%(f)	0.29%	0.31%
Net investment income	2.81	%(e)	2.09%	1.83%	2.38	%(f)	2.47%	2.10%
Portfolio turnover rate(g)	23%		61%	42%	54%		54%	49%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.02%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco China Technology ETF (CQQQ)	“China Technology ETF”
Invesco DWA Developed Markets Momentum ETF (PIZ)	“DWA Developed Markets Momentum ETF”
Invesco DWA Emerging Markets Momentum ETF (PIE)	“DWA Emerging Markets Momentum ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)	“FTSE RAFI Developed Markets ex-U.S. ETF”
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF”
Invesco FTSE RAFI Emerging Markets ETF (PXH)	“FTSE RAFI Emerging Markets ETF”
Invesco Global Clean Energy ETF (PBD)	“Global Clean Energy ETF”
Invesco Global Water ETF (PIO)	“Global Water ETF”
Invesco International BuyBack AchieversTM ETF (IPKW)	“International BuyBack AchieversTM ETF”
Invesco MSCI Global Timber ETF (CUT)	“MSCI Global Timber ETF”
Invesco MSCI Green Building ETF (GBLD)	“MSCI Green Building ETF”
Invesco S&P Global Water Index ETF (CGW)	“S&P Global Water Index ETF”
Invesco S&P International Developed Quality ETF (IDHQ)	“S&P International Developed Quality ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
China Technology ETF	NYSE Arca, Inc.
DWA Developed Markets Momentum ETF	The Nasdaq Stock Market
DWA Emerging Markets Momentum ETF	The Nasdaq Stock Market
FTSE RAFI Developed Markets ex-U.S. ETF	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	NYSE Arca, Inc.
FTSE RAFI Emerging Markets ETF	NYSE Arca, Inc.
Global Clean Energy ETF	NYSE Arca, Inc.
Global Water ETF	The Nasdaq Stock Market
International BuyBack AchieversTM ETF	The Nasdaq Stock Market
MSCI Global Timber ETF	NYSE Arca, Inc.
MSCI Green Building ETF	NYSE Arca, Inc.
S&P Global Water Index ETF	NYSE Arca, Inc.
S&P International Developed Quality ETF	NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

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The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
China Technology ETF	FTSE China Incl A 25% Technology Capped Index
DWA Developed Markets Momentum ETF	Dorsey Wright® Developed Markets Technical Leaders Index
DWA Emerging Markets Momentum ETF	Dorsey Wright® Emerging Markets Technical Leaders Index
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE RAFITM Developed ex U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE RAFITM Developed ex U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets ETF	FTSE RAFITM Emerging Index
Global Clean Energy ETF	WilderHill New Energy Global Innovation Index
Global Water ETF	Nasdaq OMX Global Water IndexSM
International BuyBack AchieversTM ETF	Nasdaq International BuyBack AchieversTM Index
MSCI Global Timber ETF	MSCI ACWI IMI Timber Select Capped Index
MSCI Green Building ETF	MSCI Global Green Building Index
S&P Global Water Index ETF	S&P Global Water Index
S&P International Developed Quality ETF	S&P Quality Developed ex-U.S. LargeMidCap Index

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of

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the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

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D.	Dividends and Distributions to Shareholders

Each Fund (except for China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. China Technology ETF, MSCI Global Timber ETF and S&P Global Water Index ETF each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - Each Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. Each Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign tax reclaims on the Statements of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statements of Operations, and any related interest is included in Unaffiliated interest income. Each Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are excluded from the unitary management fee and are reflected on the Statements of Operations as Professional fees, if any. In the event tax refunds received by a Fund during the fiscal year exceed the foreign withholding taxes paid by a Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2022, the Funds did not enter into any closing agreements.

G.

Expenses - Each Fund (except for MSCI Global Timber ETF and S&P Global Water Index ETF) has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

MSCI Global Timber ETF and S&P Global Water Index ETF are responsible for all of their expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, licensing fees related to its respective Underlying Index, any distribution fees or expenses, litigation expenses, fees payable to the Trust’s Board members and officers who are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) or the Adviser, expenses incurred in connection with the Board members’ services, including travel expenses and legal fees of counsel for the Independent Trustees, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee (if applicable) and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee (if applicable) and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

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To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, each Fund (except for DWA Developed Markets Momentum ETF, FTSE RAFI Developed Markets ex-U.S. ETF, FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and International BuyBack AchieversTM ETF) had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each applicable Fund as listed below:

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Amount
China Technology ETF	$2,042
DWA Emerging Markets Momentum ETF	1,142
FTSE RAFI Emerging Markets ETF	57
Global Clean Energy ETF	58,958
Global Water ETF	10
MSCI Global Timber ETF	134
MSCI Green Building ETF	3
S&P Global Water Index ETF	463
S&P International Developed Quality ETF	24

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

L.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase this risk.

China Investment Risk. Investments in companies located or operating in Greater China (normally considered to be the geographical area that includes mainland China, Hong Kong, Macau and Taiwan) involve risks and considerations not typically associated with investments in the U.S. and other Western nations, such as greater government control over the economy; political, legal and regulatory uncertainty; nationalization, expropriation, or confiscation of property; difficulty in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgments; limited legal remedies for shareholders; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater

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China may impact the other countries in the region or Greater China as a whole. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers (or the threat thereof), including as a result of trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, actions by the U.S. government, such as delisting of certain Chinese companies from U.S. securities exchanges or otherwise restricting their operations in the U.S., may negatively impact the value of such securities held by a Fund. Further, health events, such as the recent coronavirus outbreak, may cause uncertainty and volatility in the Chinese economy, especially in the consumer discretionary (leisure, retail, gaming, tourism), industrials, and commodities sectors. Additionally, the inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

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Green Building Investing Risk. Companies involved in “green building” face many of the risk factors associated generally with the building and construction industry, including that such companies maybe significantly affected by changes in government spending or regulation, zoning laws, economic conditions and world events, interest rates, taxation, real estate values and overbuilding. Such companies may be impacted by the supply and demand both for their specific products or services and for industrial sector products in general. In addition, such companies face risks specific to sustainable or “green” building, including: building costs may be more expensive for green buildings as compared to conventional buildings; green construction materials may not be readily available; the costs associated with obtaining third-party certification; and the failure to continue to meet certification standards. The technology and methods for green building are relatively new, and there is uncertainty surrounding the longevity and warranty of new products and/or the use of relatively untested materials. Moreover, there remains uncertainty about how the regulatory environment might evolve with respect to green building.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because China Technology ETF, Global Water ETF, International BuyBack AchieversTM ETF, MSCI Global Timber ETF, MSCI Green Building ETF and S&P Global Water Index ETF are non-diversified, and to the extent certain Funds become non-diversified, and can invest a greater portion of their respective assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Portfolio Turnover Risk. Certain Funds may engage in frequent trading of their portfolio securities in connection with the rebalancing or adjustment of their respective Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for a Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, a Fund will seek to utilize the in-kind creation and redemption mechanism to minimize the realization of capital gains to the extent possible.

REIT Risk. REITs are pooled investment vehicles that trade like stocks and invest substantially all of their assets in real estate and may qualify for special tax considerations. REITs are subject to certain risks inherent in the direct ownership of real estate, including without limitation, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. Further, failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the REIT’s shareholders. In addition, REITs may have expenses, including advisory and administration expenses, and REIT shareholders will incur a proportionate share of the underlying expenses.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

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Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Thematic Investing Risk. Certain Funds rely on the index provider for their respective Underlying Index to identify securities that provide exposure to specific environmental themes, as set forth in the Underlying Index methodology. A Fund’s performance may suffer if such securities are not correctly identified. Performance may also suffer if the securities included in an Underlying Index do not benefit from the development of the applicable environmental theme. Further, to the extent that an index provider evaluates environmental, social and governance (“ESG”) factors as part of an Underlying Index’s methodology, there is a risk that information used by the index provider to evaluate these ESG factors may not be readily available, complete or accurate. This could negatively impact the index provider’s ability to apply its ESG standards when compiling the Underlying Index, and which may negatively impact a Fund’s performance. Performance may also be impacted by the inclusion of non-theme relevant exposures in an Underlying Index. There is no guarantee that an Underlying Index will reflect complete exposure to any particular environmental theme.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreements and Other Agreements

The Trust has entered into Investment Advisory Agreements with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to an Investment Advisory Agreement, each Fund listed below accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees
(as a % of average daily net assets)
China Technology ETF	0.70%
DWA Developed Markets Momentum ETF	0.80%
DWA Emerging Markets Momentum ETF	0.90%
FTSE RAFI Developed Markets ex-U.S. ETF	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	0.49%
FTSE RAFI Emerging Markets ETF	0.49%
Global Clean Energy ETF	0.75%
Global Water ETF	0.75%
International BuyBack AchieversTM ETF	0.55%
MSCI Green Building ETF	0.39%
S&P International Developed Quality ETF	0.29%

Pursuant to another Investment Advisory Agreement, each of the following Funds accrues daily and pays monthly to the Adviser an annual fee equal to a percentage of its average daily net assets as follows:

Management Fees
(as a % of average daily net assets)
MSCI Global Timber ETF	0.50%
S&P Global Water Index ETF	0.50%

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The Trust also has entered into an Amended and Restated Excess Expense Agreement (the “Expense Agreement”) with the Adviser on behalf of each of MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to which the Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses (excluding interest expenses, licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if any, and extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser)) of each such Fund from exceeding 0.60% of the Fund’s average daily net assets per year (the “Expense Cap”) shown in the table below through at least August 31, 2024. Unless the Adviser continues the Expense Agreement, it will terminate on August 31, 2024. During its term, the Expense Agreement cannot be terminated or amended to increase the Expense Cap without approval of the Board of Trustees. The Adviser did not waive fees and/or pay Fund expenses during the period under this Expense Cap for S&P Global Water Index ETF.

Expense Cap
MSCI Global Timber ETF	0.55%
S&P Global Water Index ETF	0.63%

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date. This agreement is not subject to recapture by the Adviser.

For the six months ended April 30, 2022, the Adviser waived fees for each Fund in the following amounts:

China Technology ETF	$81
DWA Developed Markets Momentum ETF	5
DWA Emerging Markets Momentum ETF	10
FTSE RAFI Developed Markets ex-U.S. ETF	28
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	12
FTSE RAFI Emerging Markets ETF	254
Global Clean Energy ETF	4
Global Water ETF	-
International BuyBack AchieversTM ETF	3
MSCI Global Timber ETF	26,732
MSCI Green Building ETF	1
S&P Global Water Index ETF	9
S&P International Developed Quality ETF	2

The fees waived and/or expenses borne by the Adviser for MSCI Global Timber ETF and S&P Global Water Index ETF, pursuant to the Expense Cap, are subject to recapture by the Adviser up to three years from the date the fees were waived or the expense were incurred, but no recapture payment will be made by the Funds if it would result in the Funds exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

For the following Fund, the amounts available for potential recapture by the Adviser and the expiration schedule as of April 30, 2022 are as follows:

	Total
	Potential
	Recapture	Potential Recapture Amounts Expiring
	Amounts	10/31/22	10/31/23	10/31/24	4/30/25
MSCI Global Timber ETF	$457,249	$190,541	$159,364	$81,775	$25,569

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

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The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
China Technology ETF	FTSE International Ltd.
DWA Developed Markets Momentum ETF	Dorsey Wright & Associates, LLC
DWA Emerging Markets Momentum ETF	Dorsey Wright & Associates, LLC
FTSE RAFI Developed Markets ex-U.S. ETF	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	FTSE International Ltd.
FTSE RAFI Emerging Markets ETF	FTSE International Ltd.
Global Clean Energy ETF	WilderHill New Energy Finance, LLC
Global Water ETF	Nasdaq, Inc.
International BuyBack AchieversTM ETF	Nasdaq, Inc.
MSCI Global Timber ETF	MSCI, Inc.
MSCI Green Building ETF	MSCI, Inc.
S&P Global Water Index ETF	S&P Dow Jones Indices LLC
S&P International Developed Quality ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2022, the following Funds incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Funds, as listed below:

China Technology ETF	$12,361
DWA Emerging Markets Momentum ETF	4,339
FTSE RAFI Emerging Markets ETF	16,869
Global Clean Energy ETF	10,105
MSCI Global Timber ETF	797
MSCI Green Building ETF	60
S&P Global Water Index ETF	6,717

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

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uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$77,629,864	$895,051,618	$0	$972,681,482
Money Market Funds	1,636,193	38,556,169	-	40,192,362

Total Investments	$79,266,057	$933,607,787	$0	$1,012,873,844

DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,286,051	$115,700,280	$-	$165,986,331
Money Market Funds	146,531	13,896,319	-	14,042,850

Total Investments	$50,432,582	$129,596,599	$-	$180,029,181

DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$31,161,067	$167,567,016	$-	$198,728,083
Exchange-Traded Funds	1,941,413	-	-	1,941,413
Money Market Funds	-	3,788,162	-	3,788,162

Total Investments	$33,102,480	$171,355,178	$-	$204,457,658

FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$238,630,100	$878,896,923	$0	$1,117,527,023
Money Market Funds	221,918	119,679,671	-	119,901,589

Total Investments	$238,852,018	$998,576,594	$0	$1,237,428,612

FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$85,780,076	$419,131,787	$0	$504,911,863
Money Market Funds	-	58,312,076	-	58,312,076

Total Investments	$85,780,076	$477,443,863	$0	$563,223,939

FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$379,584,668	$1,021,033,977	$9,297,574	$1,409,916,219
Money Market Funds	3,236,726	21,629,330	-	24,866,056

Total Investments	$382,821,394	$1,042,663,307	$9,297,574	$1,434,782,275

Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$107,669,165	$139,664,554	$-	$247,333,719
Money Market Funds	-	81,572,283	-	81,572,283

Total Investments	$107,669,165	$221,236,837	$-	$328,906,002

Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$146,869,831	$135,034,172	$-	$281,904,003
Money Market Funds	-	6,313,849	-	6,313,849

Total Investments	$146,869,831	$141,348,021	$-	$288,217,852

International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,861,411	$74,616,085	$-	$100,477,496
Money Market Funds	-	12,218,314	-	12,218,314

Total Investments	$25,861,411	$86,834,399	$-	$112,695,810

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	Level 1	Level 2	Level 3	Total
MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$50,001,140	$32,552,400	$0	$82,553,540
Exchange-Traded Funds	284,698	-	-	284,698
Money Market Funds	21,023	5,775,500	-	5,796,523

Total Investments	$50,306,861	$38,327,900	$0	$88,634,761

MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,239,208	$3,011,221	$22,267	$5,272,696
Money Market Funds	5,235	557,723	-	562,958

Total Investments	$2,244,443	$3,568,944	$22,267	$5,835,654

S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$549,805,181	$450,845,707	$-	$1,000,650,888
Money Market Funds	-	28,084,240	-	28,084,240

Total Investments	$549,805,181	$478,929,947	$-	$1,028,735,128

S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,601,753	$110,060,399	$-	$122,662,152
Money Market Funds	-	17,763,422	-	17,763,422

Total Investments	$12,601,753	$127,823,821	$-	$140,425,574

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*
China Technology ETF	$8,945,567	$82,624,015	$91,569,582
DWA Developed Markets Momentum ETF	120,372,027	-	120,372,027
DWA Emerging Markets Momentum ETF	110,843,879	-	110,843,879
FTSE RAFI Developed Markets ex-U.S. ETF	2,874,925	109,160,735	112,035,660
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	2,914,633	38,540,727	41,455,360
FTSE RAFI Emerging Markets ETF	9,703,984	164,008,493	173,712,477
Global Clean Energy ETF	30,592,497	56,626,911	87,219,408
Global Water ETF	38,025,510	9,508,414	47,533,924
International BuyBack AchieversTM ETF	34,805,265	3,588,377	38,393,642
MSCI Global Timber ETF	11,819,143	8,605,511	20,424,654
MSCI Green Building ETF	4,300	-	4,300
S&P Global Water Index ETF	-	7,215,017	7,215,017
S&P International Developed Quality ETF	4,554,930	2,142,766	6,697,696

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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NOTE 6–Investment Transactions

For the six months ended April 30, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
China Technology ETF	$465,674,242	$433,750,255
DWA Developed Markets Momentum ETF	169,515,989	172,298,051
DWA Emerging Markets Momentum ETF	178,463,986	168,046,904
FTSE RAFI Developed Markets ex-U.S. ETF	149,924,105	161,106,537
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	164,305,690	144,440,450
FTSE RAFI Emerging Markets ETF	546,018,677	362,303,257
Global Clean Energy ETF	106,118,703	109,800,451
Global Water ETF	51,575,363	51,184,929
International BuyBack AchieversTM ETF	15,675,470	20,699,362
MSCI Global Timber ETF	5,940,266	6,692,243
MSCI Green Building ETF	400,054	417,899
S&P Global Water Index ETF	124,360,670	139,853,962
S&P International Developed Quality ETF	29,999,927	29,074,291

For the six months ended April 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind	In-kind
	Purchases	Sales
China Technology ETF	$34,167,287	$33,379,937
DWA Developed Markets Momentum ETF	27,530,867	59,588,126
DWA Emerging Markets Momentum ETF	5,584,364	1,694,041
FTSE RAFI Developed Markets ex-U.S. ETF	121,634,702	84,175,143
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	184,545,170	58,882,264
FTSE RAFI Emerging Markets ETF	63,050,164	15,296,700
Global Clean Energy ETF	5,027,232	33,467,064
Global Water ETF	23,656,820	3,506,925
International BuyBack AchieversTM ETF	10,387,066	13,724,528
MSCI Global Timber ETF	-	6,407,978
MSCI Green Building ETF	1,096,019	-
S&P Global Water Index ETF	46,490,165	20,363,967
S&P International Developed Quality ETF	43,562,268	13,520,670

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
China Technology ETF	$69,846,193	$(430,567,491)	$(360,721,298)	$1,373,595,142
DWA Developed Markets Momentum ETF	3,083,452	(17,825,836)	(14,742,384)	194,771,565
DWA Emerging Markets Momentum ETF	17,857,264	(20,429,679)	(2,572,415)	207,030,073
FTSE RAFI Developed Markets ex-U.S. ETF	143,685,196	(151,057,235)	(7,372,039)	1,244,800,651
FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	43,706,023	(63,975,554)	(20,269,531)	583,493,470
FTSE RAFI Emerging Markets ETF	229,421,491	(284,405,903)	(54,984,412)	1,489,766,687
Global Clean Energy ETF	15,817,095	(106,698,787)	(90,881,692)	419,787,694
Global Water ETF	34,090,740	(23,274,841)	10,815,899	277,401,953
International BuyBack AchieversTM ETF	4,699,571	(23,088,424)	(18,388,853)	131,084,663
MSCI Global Timber ETF	22,000,275	(6,109,964)	15,890,311	72,744,450
MSCI Green Building ETF	49,430	(837,045)	(787,615)	6,623,269

103

			Net
	Gross	Gross	Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	(Depreciation)	(Depreciation)	Cost
S&P Global Water Index ETF	$187,203,547	$(30,649,368)	$156,554,179	$872,180,949
S&P International Developed Quality ETF	6,581,470	(18,696,613)	(12,115,143)	152,540,717

NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for each Fund except MSCI Global Timber ETF and S&P Global Water Index ETF. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

104

Calculating your ongoing Fund expenses

Example

As a shareholder of Invesco MSCI Global Timber ETF and Invesco S&P Global Water Index ETF, you incur advisory fees and other Fund expenses. As a shareholder of the Invesco China Technology ETF, Invesco DWA Developed Markets Momentum ETF, Invesco DWA Emerging Markets Momentum ETF, Invesco FTSE RAFI Developed Markets ex-U.S. ETF, Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF, Invesco FTSE RAFI Emerging Markets ETF, Invesco Global Clean Energy ETF, Invesco Global Water ETF, Invesco International BuyBack Achievers™ ETF, Invesco MSCI Green Building ETF and Invesco S&P International Developed Quality ETF, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco China Technology ETF (CQQQ)

Actual	$1,000.00	$632.80	0.70%	$2.83

Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	3.51

Invesco DWA Developed Markets Momentum ETF (PIZ)

Actual	1,000.00	786.00	0.80	3.54

Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80	4.01
Invesco DWA Emerging Markets Momentum ETF (PIE)

Actual	1,000.00	874.80	0.90	4.18

Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

Actual	1,000.00	925.00	0.45	2.15

Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

105

Calculating your ongoing Fund expenses–(continued)

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

Actual	$1,000.00	$859.70	0.49%	$2.26

Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46

Invesco FTSE RAFI Emerging Markets ETF (PXH)

Actual	1,000.00	894.10	0.49	2.30

Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46

Invesco Global Clean Energy ETF (PBD)

Actual	1,000.00	687.40	0.75	3.14

Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

Invesco Global Water ETF (PIO)

Actual	1,000.00	825.80	0.75	3.40

Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

Invesco International BuyBack AchieversTM ETF (IPKW)

Actual	1,000.00	892.00	0.55	2.58

Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55	2.76

Invesco MSCI Global Timber ETF (CUT)

Actual	1,000.00	994.90	0.61	3.02

Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06

Invesco MSCI Green Building ETF (GBLD)

Actual	1,000.00	908.50	0.39	1.85

Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96

Invesco S&P Global Water Index ETF (CGW)

Actual	1,000.00	832.90	0.56	2.54

Hypothetical (5% return before expenses)	1,000.00	1,022.02	0.56	2.81

Invesco S&P International Developed Quality ETF (IDHQ)

Actual	1,000.00	854.50	0.29	1.33

Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

106

Approval of Investment Advisory Contracts

At a meeting held on April 6, 2022, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 74 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco China Technology ETF

Invesco DWA Developed Markets Momentum ETF

Invesco DWA Emerging Markets Momentum ETF

Invesco DWA SmallCap Momentum ETF

Invesco Emerging Markets Sovereign Debt ETF

Invesco FTSE International Low Beta Equal Weight ETF

Invesco FTSE RAFI Developed Markets ex-U.S. ETF

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF

Invesco FTSE RAFI Emerging Markets ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco Global Clean Energy ETF

Invesco Global Short Term High Yield Bond ETF

Invesco Global Water ETF

Invesco International BuyBack Achievers™ ETF

Invesco International Corporate Bond ETF

Invesco KBW Bank ETF

Invesco KBW High Dividend Yield Financial ETF

Invesco KBW Premium Yield Equity REIT ETF

Invesco KBW Property & Casualty Insurance ETF

Invesco KBW Regional Banking ETF

Invesco MSCI Green Building ETF

Invesco NASDAQ 100 ETF

Invesco NASDAQ Next Gen 100 ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Preferred ETF

Invesco PureBetaSM 0-5 Yr US TIPS ETF

Invesco PureBetaSM FTSE Developed ex-North America ETF

Invesco PureBetaSM FTSE Emerging Markets ETF

Invesco PureBetaSM MSCI USA ETF

Invesco PureBetaSM MSCI USA Small Cap ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Russell 1000 Enhanced Equal Weight ETF

Invesco Russell 1000 Equal Weight ETF

Invesco Russell 1000 Low Beta Equal Weight ETF

Invesco S&P 500® Enhanced Value ETF

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF

Invesco S&P 500® High Beta ETF

Invesco S&P 500® High Dividend Low Volatility ETF

Invesco S&P 500® Low Volatility ETF

Invesco S&P 500 Minimum Variance ETF

Invesco S&P 500® Momentum ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Emerging Markets Low Volatility ETF

Invesco S&P Emerging Markets Momentum ETF

Invesco S&P International Developed High Dividend Low Volatility ETF

Invesco S&P International Developed Low Volatility ETF

Invesco S&P International Developed Momentum ETF

Invesco S&P International Developed Quality ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P MidCap Low Volatility ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P SmallCap Consumer Discretionary ETF

Invesco S&P SmallCap Consumer Staples ETF

Invesco S&P SmallCap Energy ETF

Invesco S&P SmallCap Financials ETF

Invesco S&P SmallCap Health Care ETF

Invesco S&P SmallCap High Dividend Low Volatility ETF

Invesco S&P SmallCap Industrials ETF

Invesco S&P SmallCap Information Technology ETF

Invesco S&P SmallCap Low Volatility ETF

Invesco S&P SmallCap Materials ETF

Invesco S&P SmallCap Quality ETF

Invesco S&P SmallCap Utilities & Communication Services ETF

Invesco S&P Ultra Dividend Revenue ETF

Invesco Senior Loan ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free ETF

Also at the April 6, 2022 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other

107

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2021, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and since-inception periods for Invesco VRDO Tax-Free ETF and the one-year period for Invesco Treasury Collateral ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s and Invesco Treasury Collateral ETF’s level of correlation to their respective underlying indexes. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Trustees concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA ETF;
●	0.05% of the Fund’s average daily net assets for Invesco PureBetaSM US Aggregate Bond ETF;
●	0.06% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA Small Cap ETF;
●	0.07% of the Fund’s average daily net assets for Invesco PureBetaSM 0-5 Yr US TIPS ETF and Invesco PureBetaSM FTSE Developed ex-North America ETF;
●	0.08% of the Fund’s average daily net assets for Invesco Treasury Collateral ETF;
●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;
●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

108

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.14% of the Fund’s average daily net assets for Invesco PureBetaSM FTSE Emerging Markets ETF;
●	0.15% of the Fund’s average daily net assets for Invesco NASDAQ 100 ETF and Invesco NASDAQ Next Gen 100 ETF;
●	0.20% of the Fund’s average daily net assets for Invesco Russell 1000 Equal Weight ETF;
●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;
●

0.25% of the Fund’s average daily net assets for Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco VRDO Tax-Free ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●

0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF and Invesco S&P International Developed High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco Russell 1000 Low Beta Equal Weight ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s daily net assets for Invesco FTSE International Low Beta Equal Weight ETF and Invesco FTSE RAFI Developed Markets ex-U.S. ETF;
●	0.49% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;
●

0.50% of the Fund’s daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s daily net assets for Invesco International BuyBack AchieversTM ETF;
●	0.60% of the Fund’s daily net assets for Invesco DWA SmallCap Momentum ETF;
●	0.65% of the Fund’s daily net assets for Invesco Senior Loan ETF;
●	0.70% of the Fund’s daily net assets for Invesco China Technology ETF;
●	0.75% of the Fund’s daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;
●	0.80% of the Fund’s daily net assets for Invesco DWA Developed Markets Momentum ETF; and
●	0.90% of the Fund’s daily net assets for Invesco DWA Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

109

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median

Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X

Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X

Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X

Invesco DWA SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X

Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF		X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X

Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X

Invesco Global Clean Energy ETF		X	X
Invesco Global Short Term High Yield Bond ETF	X	N/A	X

Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF			X

Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X

Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X

Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X

Invesco MSCI Green Building ETF		X	X
Invesco NASDAQ 100 ETF	X		X

Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X

Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X

Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X
Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X

Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X
Invesco PureBetaSM MSCI USA ETF	X	X	X

Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaSM US Aggregate Bond ETF	X	X	X

Invesco Russell 1000 Enhanced Equal Weight ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X

Invesco Russell 1000 Low Beta Equal Weight ETF			X
Invesco S&P 500 Enhanced Value ETF	X	X	X

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X

Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

110

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

	Equal	Equal to/Lower	Lower than
	to/Lower	than Open-End	Open-End
	than ETF	Index Fund	Active Fund
Invesco Fund	Peer Median	Peer Median*	Peer Median
Invesco S&P 500® Low Volatility ETF	X		X

Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF	X	X	X

Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X

Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X

Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF	X	N/A	X

Invesco S&P International Developed Quality ETF	X	N/A	X
Invesco S&P MidCap 400 Revenue ETF			X

Invesco S&P MidCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X

Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X

Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X

Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X

Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X

Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X

Invesco S&P SmallCap Quality ETF	X	X	X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X

Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	X	N/A	X

Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X

Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Global Clean Energy ETF, Invesco International Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

111

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for money market cash management vehicles and fees as the Funds’ direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 6, 2022. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

112

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 15 and April 6, 2022 Board meetings, and Invesco Advisers, Inc., in connection with the April 6, 2022 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as the direct securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

113

Approval of Investment Advisory Contracts

At a meeting held on April 6, 2022, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco MSCI Global Timber ETF, Invesco S&P Global Water Index ETF and Invesco Solar ETF (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees and expenses paid by the Funds and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2021, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between Invesco Solar ETF and its underlying index. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that the Funds were created in connection with the purchase by Invesco of the exchange-traded funds (“ETFs”) business of Guggenheim Capital LLC (“Guggenheim”) (the “Transaction”) and that each such Fund’s performance prior to the closing of the Transaction on April 6, 2018, and on May 18, 2018 for the Invesco Solar ETF, is that of its predecessor Guggenheim ETF. The Trustees noted that, for each applicable period, the correlation and tracking error for each Fund were within the targeted range set forth in the Trust’s registration statement. The Trustees concluded that each Fund was correlated to its underlying index and that the tracking error for each Fund was within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s contractual advisory fee, net advisory fee and gross and net expense ratios. The Trustees noted that the annual contractual advisory fee charged to each Fund is 0.50% of the Fund’s average daily net assets and that the Adviser has agreed to waive a portion of its contractual advisory fee and/or pay expenses (an “Expense Cap”) to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes, acquired fund fees and expenses, if applicable, and extraordinary expenses) from exceeding the percentage of that Fund’s average daily net assets, until at least August 31, 2024, as set forth below:

●	0.55% for Invesco MSCI Global Timber ETF;

●	0.63% for Invesco S&P Global Water Index ETF; and

●	0.65% for Invesco Solar ETF.

The Trustees compared each Fund’s contractual advisory fee and net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net advisory fees and net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the contractual advisory fees for certain Funds were equal to or lower than the median net advisory fees of their ETF and open-end index peer funds, as illustrated in the table

114

Approval of Investment Advisory Contracts–(continued)

below. The Trustees also noted that the contractual advisory fees for all of the Funds were lower than the median net advisory fees of their open-end actively-managed peer funds.

Equal
	to/Lower	Equal to/Lower	Lower than
	than ETF	than Open-End	Open-End
	Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median	Peer Median

Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF	X	X	X

Invesco Solar ETF		X	X

The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that a significant component of the non-advisory fee expenses was the sub-licensing fees paid by the Funds, and noted that each Fund’s sub-license fees are not subject to the Expense Cap.

Equal
	to/Lower	Equal to/Lower	Lower than
	than ETF	than Open-End	Open-End
	Peer	Index Fund	Active Fund
Invesco Fund	Median	Peer Median	Peer Median

Invesco MSCI Global Timber ETF			X
Invesco S&P Global Water Index ETF	X	X	X

Invesco Solar ETF		X	X

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding Invesco Solar ETF’s advisory fee and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fee and total expenses for the Fund are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including a product that has investment strategies comparable to one of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

Based on all of the information provided, the Trustees determined that the contractual advisory fee and net expense ratio of each Fund were reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, advisory fee, expense ratio and Expense Cap agreed to by the Adviser. The Trustees also noted that the Expense Cap agreement with the Trust provides that the Adviser is entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the Expense Cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its Expense Cap then in effect or in effect at the time the fees and/or expenses subject to reimbursement were

115

Approval of Investment Advisory Contracts–(continued)

waived and/or borne by the Adviser. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the flat advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for money market cash management vehicles and fees as the Funds’ direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

116

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-8	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2022
PCY	Invesco Emerging Markets Sovereign Debt ETF
PGHY	Invesco Global Short Term High Yield Bond ETF
PICB	Invesco International Corporate Bond ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 15, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

●	Each Fund’s investment strategy remained appropriate for an open-end fund;

●	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

●	The Funds did not breach the 15% limit on Illiquid Investments; and

●	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Emerging Markets Sovereign Debt ETF (PCY)

April 30, 2022

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.10%
Angola-3.00%
Angolan Government International Bond
8.25%, 05/09/2028(a)	$20,530,000	$19,768,953
9.38%, 05/08/2048(a)	21,576,000	19,530,164
9.13%, 11/26/2049(a)	21,805,000	19,342,779

		58,641,896

Bahrain-3.08%
Bahrain Government International Bond
6.00%, 09/19/2044(a)(b)	24,096,000	20,011,391
7.50%, 09/20/2047(a)	21,422,000	20,003,863
6.25%, 01/25/2051(a)(b)	24,240,000	20,133,114

		60,148,368

Brazil-2.90%
Brazilian Government International Bond
5.63%, 01/07/2041	21,109,000	18,903,321
5.63%, 02/21/2047(b)	21,893,000	18,808,933
4.75%, 01/14/2050	25,028,000	19,002,509

		56,714,763

Chile-2.85%
Chile Government International Bond
3.50%, 01/31/2034	20,890,000	18,999,246
3.86%, 06/21/2047	21,164,000	18,333,527
4.00%, 01/31/2052	21,340,000	18,342,157

		55,674,930

China-2.67%
China Government International Bond
4.00%, 10/19/2048(a)(b)	17,050,000	17,860,983
2.25%, 10/21/2050(a)(b)	23,380,000	17,201,817
2.50%, 10/26/2051(a)(b)	22,280,000	17,229,492

		52,292,292

Colombia-2.88%
Colombia Government International Bond
7.38%, 09/18/2037	18,104,000	18,715,535
6.13%, 01/18/2041	21,334,000	18,861,224
5.63%, 02/26/2044	23,225,000	18,799,961

		56,376,720

Costa Rica-3.11%
Costa Rica Government International Bond
5.63%, 04/30/2043(a)	24,244,000	20,663,755
7.00%, 04/04/2044(a)	20,938,000	20,025,496
7.16%, 03/12/2045(a)(b)	20,721,000	20,109,628

		60,798,879

Dominican Republic-2.92%
Dominican Republic International Bond
7.45%, 04/30/2044(a)	19,325,000	18,794,801
6.85%, 01/27/2045(a)	21,055,000	19,026,290
6.50%, 02/15/2048(a)(b)	22,213,000	19,194,927

		57,016,018

Egypt-2.92%
Egypt Government International Bond
8.50%, 01/31/2047(a)	26,712,000	19,470,110

	Principal Amount	Value
Egypt-(continued)
7.90%, 02/21/2048(a)	$28,032,000	$19,313,375
8.70%, 03/01/2049(a)	25,075,000	18,410,867

		57,194,352

El Salvador-2.37%
El Salvador Government International Bond
6.38%, 01/18/2027(a)	36,830,000	15,453,467
8.63%, 02/28/2029(a)	37,514,000	15,313,983
9.50%, 07/15/2052(a)	38,330,000	15,619,858

		46,387,308

Guatemala-3.03%
Guatemala Government Bond
4.88%, 02/13/2028(a)	20,490,000	20,452,712
3.70%, 10/07/2033(a)(b)	22,576,000	19,513,947
4.65%, 10/07/2041(a)	22,410,000	19,333,970

		59,300,629

Hungary-2.72%
Hungary Government International Bond
2.13%, 09/22/2031(a)	22,750,000	18,276,258
7.63%, 03/29/2041	14,057,000	17,784,677
3.13%, 09/21/2051(a)	24,760,000	17,184,480

		53,245,415

Indonesia-2.85%
Indonesia Government International Bond
7.75%, 01/17/2038(a)	14,938,000	19,001,171
6.75%, 01/15/2044(a)	15,444,000	18,731,875
4.45%, 04/15/2070	19,650,000	17,917,431

		55,650,477

Jordan-2.99%
Jordan Government International Bond
5.75%, 01/31/2027(a)(b)	20,595,000	19,556,188
5.85%, 07/07/2030(a)(b)	21,900,000	19,521,441
7.38%, 10/10/2047(a)(b)	22,201,000	19,428,761

		58,506,390

Kazakhstan-3.06%
Kazakhstan Government International Bond
5.13%, 07/21/2025(a)	19,363,000	20,289,190
4.88%, 10/14/2044(a)	20,521,000	19,500,901
6.50%, 07/21/2045(a)	17,629,000	19,984,693

		59,774,784

Kenya-2.89%
Republic of Kenya Government International Bond
7.25%, 02/28/2028(a)	32,572,000	28,708,961
8.25%, 02/28/2048(a)	36,201,000	27,874,770

		56,583,731

Kuwait-1.51%
Kuwait International Government Bond,
3.50%, 03/20/2027(a)	29,130,000	29,525,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Mexico-2.82%
Mexico Government International Bond
4.60%, 01/23/2046	$21,701,750	$18,549,571
5.75%, 10/12/2110	19,916,000	18,117,717
Series A, 6.05%, 01/11/2040	17,981,000	18,578,508

		55,245,796

Mongolia-2.98%
Mongolia Government International Bond
5.13%, 04/07/2026(a)(b)	20,465,000	19,290,296
3.50%, 07/07/2027(a)(b)	22,424,000	19,511,787
4.45%, 07/07/2031(a)(b)	22,700,000	19,516,243

		58,318,326

Morocco-2.82%
Morocco Government International Bond
3.00%, 12/15/2032(a)(b)	23,744,000	18,875,055
5.50%, 12/11/2042(a)	20,700,000	18,203,580
4.00%, 12/15/2050(a)	26,100,000	18,140,544

		55,219,179

Nigeria-2.82%
Nigeria Government International Bond
7.70%, 02/23/2038(a)	24,520,000	18,536,139
7.63%, 11/28/2047(a)	25,439,000	18,214,324
9.25%, 01/21/2049(a)(b)	21,930,000	18,466,815

		55,217,278

Oman-3.07%
Oman Government International Bond
6.50%, 03/08/2047(a)	21,455,000	19,697,084
6.75%, 01/17/2048(a)	21,495,000	20,210,674
7.00%, 01/25/2051(a)	20,895,000	20,168,899

		60,076,657

Pakistan-2.73%
Pakistan Government International Bond
6.88%, 12/05/2027(a)	21,878,000	17,965,798
7.38%, 04/08/2031(a)(b)	23,385,000	17,960,615
8.88%, 04/08/2051(a)	24,280,000	17,457,320

		53,383,733

Panama-2.91%
Panama Government International Bond
3.16%, 01/23/2030	21,160,000	19,262,371
2.25%, 09/29/2032	23,260,000	18,684,293
3.30%, 01/19/2033(b)	21,740,000	18,967,389

		56,914,053

Paraguay-2.92%
Paraguay Government International Bond
4.70%, 03/27/2027(a)	19,640,000	19,576,400
6.10%, 08/11/2044(a)	19,252,000	19,062,135
5.60%, 03/13/2048(a)(b)	20,378,000	18,499,200

		57,137,735

Peru-2.72%
Peruvian Government International Bond
5.63%, 11/18/2050(b)	16,371,000	18,041,375
3.55%, 03/10/2051(b)	22,327,000	17,488,516
3.60%, 01/15/2072	24,760,000	17,701,075

		53,230,966

	Principal Amount	Value
Philippines-2.93%
Philippine Government International Bond
3.95%, 01/20/2040(b)	$20,967,000	$19,062,406
3.70%, 03/01/2041	21,642,000	19,089,034
3.70%, 02/02/2042	21,745,000	19,157,779

		57,309,219

Poland-1.51%
Republic of Poland Government International Bond, 3.25%, 04/06/2026	29,774,000	29,564,719

Qatar-2.80%
Qatar Government International Bond
4.63%, 06/02/2046(a)	17,590,000	18,418,841
5.10%, 04/23/2048(a)(b)	16,271,000	18,149,568
4.82%, 03/14/2049(a)	16,978,000	18,288,787

		54,857,196

Romania-2.86%
Romanian Government International Bond
6.13%, 01/22/2044(a)(b)	18,032,000	18,651,002
5.13%, 06/15/2048(a)(b)	20,204,000	18,406,410
4.00%, 02/14/2051(a)(b)	24,640,000	18,827,868

		55,885,280

Saudi Arabia-2.81%
Saudi Government International Bond
4.50%, 10/26/2046(a)	19,164,000	18,426,378
4.63%, 10/04/2047(a)	18,725,000	18,331,475
5.00%, 04/17/2049(a)	17,490,000	18,213,037

		54,970,890

South Africa-2.90%
Republic of South Africa Government International Bond
5.38%, 07/24/2044	23,657,000	18,985,452
6.30%, 06/22/2048(b)	22,189,000	19,096,852
5.75%, 09/30/2049	23,520,000	18,719,803

		56,802,107

Turkey-3.06%
Turkey Government International Bond
8.00%, 02/14/2034	20,906,000	20,462,647
6.88%, 03/17/2036	22,810,000	19,684,756
7.25%, 03/05/2038	22,120,000	19,736,570

		59,883,973

Ukraine-2.81%
Ukraine Government International Bond
7.75%, 09/01/2025(a)	56,150,000	19,091,000
7.75%, 09/01/2027(a)	53,004,000	17,941,854
9.75%, 11/01/2028(a)	52,872,000	17,984,411

		55,017,265

United Arab Emirates-2.88%
Emirate of Dubai Government International Bond, 5.25%, 01/30/2043(a)	19,261,000	18,950,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
United Arab Emirates-(continued)
Finance Department Government of Sharjah
4.00%, 07/28/2050(a)	$25,320,000	$18,975,770
4.38%, 03/10/2051(a)	23,150,000	18,305,747

		56,232,319

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,366,035,121)		1,919,099,578

	Shares
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(c)(d) (Cost $3,521,679)	3,521,679	3,521,679

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.28% (Cost $2,369,556,800)		1,922,621,257

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.58%
Invesco Private Government Fund, 0.40%(c)(d)(e)	56,220,959	$56,220,959
Invesco Private Prime Fund, 0.35%(c)(d)(e)	131,152,413	131,152,413

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $187,364,229)		187,373,372

TOTAL INVESTMENTS IN SECURITIES-107.86% (Cost $2,556,921,029)		2,109,994,629
OTHER ASSETS LESS LIABILITIES-(7.86)%		(153,842,247)

NET ASSETS-100.00%		$1,956,152,382

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $1,345,680,224, which represented 68.79% of the Fund’s Net Assets.

(b)	All or a portion of this security was out on loan at April 30, 2022.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,814,291	$177,684,367	$(175,976,979)	$-	$-	$3,521,679	$5,886
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,930,470	155,040,284	(117,749,795)	-	-	56,220,959	28,678	*
Invesco Private Prime Fund	44,171,098	289,445,590	(202,447,432)	9,142	(25,985)	131,152,413	69,926	*

Total	$64,915,859	$622,170,241	$(496,174,206)	$9,142	$(25,985)	$190,895,051	$104,490

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

Invesco Emerging Markets Sovereign Debt ETF (PCY)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Country Breakdown (% of the Fund’s Net Assets)
as of April 30, 2022

Costa Rica	3.11

Bahrain	3.08

Oman	3.07

Turkey	3.06

Kazakhstan	3.06

Guatemala	3.03

Angola	3.00

Jordan	2.99

Mongolia	2.98

Philippines	2.93

Egypt	2.92

Paraguay	2.92

Dominican Republic	2.92

Panama	2.91

South Africa	2.90

Brazil	2.90

Kenya	2.89

Colombia	2.88

United Arab Emirates	2.88

Romania	2.86

Chile	2.85

Indonesia	2.85

Mexico	2.82

Morocco	2.82

Nigeria	2.82

Ukraine	2.81

Saudi Arabia	2.81

Qatar	2.80

Pakistan	2.73

Hungary	2.72

Peru	2.72

China	2.67

El Salvador	2.37

Poland	1.51

Kuwait	1.51

Money Market Funds Plus Other Assets Less Liabilities	1.90

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Invesco Global Short Term High Yield Bond ETF (PGHY)

April 30, 2022

(Unaudited)

Schedule of Investments

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.48%
Argentina-1.79%
AES Argentina Generacion S.A., 7.75%, 02/02/2024(a)	$850,000	$725,887
Agua y Saneamientos Argentinos S.A., 6.63%, 02/01/2023(a)	450,000	248,771
Arcor S.A.I.C., 6.00%, 07/06/2023(a)	350,000	351,325
Capex S.A., 6.88%, 05/15/2024(a)	300,000	285,442
IRSA Propiedades Comerciales S.A., 8.75%, 03/23/2023(a)	565,000	556,796
Pampa Energia S.A., 7.38%, 07/21/2023(a)	675,000	677,582
Provincia de Cordoba, 5.00%, 12/10/2025(a)(b)	221	182
Tecpetrol S.A., 4.88%, 12/12/2022(a)	553,000	555,370

		3,401,355

Australia-0.62%
FMG Resources August 2006 Pty. Ltd., 5.13%, 05/15/2024(a)	200,000	202,256
Infrabuild Australia Pty. Ltd., 12.00%, 10/01/2024(a)	300,000	304,000
North Queensland Export Terminal Pty. Ltd., 4.45%, 12/15/2022(a)	700,000	678,596

		1,184,852

Azerbaijan-0.73%
International Bank of Azerbaijan OJSC, 3.50%, 09/01/2024(a)	450,000	436,500
Republic of Azerbaijan International Bond, 4.75%, 03/18/2024(a)	400,000	401,190
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/2023(a)	550,000	548,660

		1,386,350

Bahrain-1.10%
Bahrain Government International Bond
6.13%, 07/05/2022(a)	700,000	704,875
6.13%, 08/01/2023(a)	400,000	409,804
BBK BSC, 5.50%, 07/09/2024(a)	450,000	460,319
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/2024(a)	500,000	524,335

		2,099,333

Belgium-0.21%
Barry Callebaut Services N.V., 5.50%, 06/15/2023(a)	400,000	407,079

Bolivia-0.58%
Bolivian Government International Bond
4.88%, 10/29/2022(a)	700,000	698,967
5.95%, 08/22/2023(a)	400,000	398,004

		1,096,971

Brazil-5.89%
Aegea Finance S.a.r.l., 5.75%, 10/10/2024(a)	606,000	621,932
Azul Investments L.L.P., 5.88%, 10/26/2024(a)	500,000	445,993

	Principal Amount	Value
Brazil-(continued)
Banco Daycoval S.A., 4.25%, 12/13/2024(a)	$500,000	$493,777
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(a)	395,000	409,342
4.75%, 05/09/2024(a)	580,000	593,563
Banco Safra S.A., 4.13%, 02/08/2023(a)	600,000	605,271
Banco Votorantim S.A.
4.00%, 09/24/2022(a)	500,000	501,147
4.50%, 09/24/2024(a)	200,000	201,269
Brazilian Government International Bond
2.63%, 01/05/2023	500,000	501,000
4.25%, 01/07/2025	400,000	403,506
BRF S.A., 4.75%, 05/22/2024(a)	400,000	399,042
Caixa Economica Federal, 3.50%, 11/07/2022(a)	410,000	410,947
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024(a)	300,000	322,722
Centrais Eletricas Brasileiras S.A., 3.63%, 02/04/2025(a)	500,000	483,805
Cielo USA, Inc., 3.75%, 11/16/2022(a)	612,000	610,464
Embraer Overseas Ltd., 5.70%, 09/16/2023(a)	232,000	236,973
Embraer S.A., 5.15%, 06/15/2022	600,000	601,590
Gol Finance S.A., 7.00%, 01/31/2025(a)	500,000	428,653
InterCement Financial Operations B.V., 5.75%, 07/17/2024(a)	400,000	344,612
Itau Unibanco Holding S.A.
5.50%, 08/06/2022(a)	410,000	411,523
2.90%, 01/24/2023(a)	420,000	421,054
5.13%, 05/13/2023(a)	600,000	611,100
3.25%, 01/24/2025(a)	500,000	487,000
Petrobras Global Finance B.V.
6.25%, 03/17/2024	250,000	260,543
5.30%, 01/27/2025	397,000	411,524

		11,218,352

Canada-2.73%
Bombardier, Inc., 7.50%, 12/01/2024(a)	500,000	498,248
Ensign Drilling, Inc., 9.25%, 04/15/2024(a)	400,000	391,568
goeasy Ltd., 5.38%, 12/01/2024(a)	500,000	491,020
Methanex Corp., 4.25%, 12/01/2024	500,000	492,724
Mountain Province Diamonds, Inc., 8.00%, 12/15/2022(a)(c)	725,000	714,270
NOVA Chemicals Corp., 4.88%, 06/01/2024(a)	300,000	296,264
Quebecor Media, Inc., 5.75%, 01/15/2023	500,000	506,182
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/2023(a)	600,000	594,876
TransAlta Corp., 4.50%, 11/15/2022	600,000	600,627
Videotron Ltd., 5.38%, 06/15/2024(a)	600,000	606,780

		5,192,559

Chile-0.10%
Kenbourne Invest S.A., 6.88%, 11/26/2024(a)	200,000	191,028

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
China-2.80%
China South City Holdings Ltd.
11.50%, 08/12/2022(a)	$700,000	$665,000
10.88%, 10/26/2022(a)	700,000	665,000
7.25%, 11/20/2022(a)	400,000	382,000
Chongqing Hechuan City Construction Investment Group Co. Ltd., 6.30%, 07/18/2022(a)	200,000	199,000
Hong Kong Red Star Macalline Universal Home Furnishings Ltd., 3.38%, 09/21/2022(a)	600,000	516,000
Huai An Traffic Holding Group Co. Ltd., 6.00%, 09/19/2022(a)	240,000	239,400
Kunming Municipal Urban Construction Investment & Development Co. Ltd., 5.80%, 10/17/2022(a)	600,000	594,000
Lanzhou City Development Investment Co. Ltd., 4.15%, 11/15/2022(a)(c)	400,000	362,000
New Metro Global Ltd., 6.50%, 05/20/2022(a)	350,000	343,875
RongXingDa Development (BVI) Ltd., 8.95%, 12/31/2022(a)	500,000	157,500
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023(a)(c)	500,000	495,000
6.80%, 02/27/2024(a)	300,000	294,000
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/2022(a)	407,000	414,127

		5,326,902

Colombia-1.85%
Banco Davivienda S.A., 5.88%, 07/09/2022(a)	420,000	421,050
Banco de Bogota S.A., 5.38%, 02/19/2023(a)	407,000	411,101
Bancolombia S.A., 5.13%, 09/11/2022	550,000	552,689
Credivalores-Crediservicios S.A.S., 8.88%, 02/07/2025(a)	500,000	241,967
Ecopetrol S.A.
5.88%, 09/18/2023	445,000	451,326
4.13%, 01/16/2025	500,000	484,395
Gilex Holding S.a.r.l., 8.50%, 05/02/2023(a)	410,000	406,599
Grupo Aval Ltd., 4.75%, 09/26/2022(a)	545,000	546,654

		3,515,781

Costa Rica-0.67%
Banco Nacional de Costa Rica, 6.25%, 11/01/2023(a)(c)	550,000	567,347
Costa Rica Government International Bond, 4.25%, 01/26/2023(a)	700,000	705,040

		1,272,387

Croatia-0.32%
Hrvatska Elektroprivreda, 5.88%, 10/23/2022(a)	600,000	602,453

Cyprus-0.25%
ASG Finance Designated Activity Co., 7.88%, 12/03/2024(a)(c)	500,000	477,500

Denmark-0.31%
DKT Finance ApS, 9.38%, 06/17/2023(a)	600,000	598,200

	Principal Amount	Value
Dominican Republic-0.48%
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/2023(a)	$550,000	$558,734
Dominican Republic International Bond, 5.50%, 01/27/2025(a)	350,000	359,091

		917,825

Egypt-0.97%
Egypt Government International Bond
5.58%, 02/21/2023(a)(c)	600,000	593,537
4.55%, 11/20/2023(a)(c)	684,000	649,656
6.20%, 03/01/2024(a)(c)	250,000	239,944
5.75%, 05/29/2024(a)	400,000	374,348

		1,857,485

El Salvador-0.40%
AES El Salvador Trust II, 6.75%, 03/28/2023(a)	700,000	620,421
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	300,000	144,702

		765,123

Georgia-0.76%
Bank of Georgia JSC, 6.00%, 07/26/2023(a)	700,000	702,647
Georgia Capital JSC, 6.13%, 03/09/2024(a)	500,000	486,250
TBC Bank JSC, 5.75%, 06/19/2024(a)(c)	250,000	252,025

		1,440,922

Germany-0.38%
Commerzbank AG, 8.13%, 09/19/2023(a)	509,000	530,229
Norddeutsche Landesbank-Girozentrale, 6.25%, 04/10/2024(a)	200,000	200,814

		731,043

Ghana-0.12%
Ghana Government International Bond, 7.88%, 08/07/2023(a)	230,000	224,505

Guatemala-0.51%
Guatemala Government Bond, 5.75%, 06/06/2022(a)	560,000	559,955
Industrial Senior Trust, 5.50%, 11/01/2022(a)	415,000	418,758

		978,713

India-4.96%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/2024(a)	300,000	309,375
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt. Ltd., 6.25%, 12/10/2024(a)(c)	300,000	304,560
Axis Bank Ltd., 3.00%, 08/08/2022(a)	423,000	422,916
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/2024(a)(c)	500,000	503,190
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	500,000	503,500
Greenko Investment Co., 4.88%, 08/16/2023(a)	400,000	396,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
India-(continued)
Greenko Solar Mauritius Ltd., 5.55%, 01/29/2025(a)	$500,000	$493,475
IIFL Finance Ltd., 5.88%, 04/20/2023(a)	612,000	604,044
India Green Energy Holdings, 5.38%, 04/29/2024(a)	250,000	246,590
India Toll Roads, 5.50%, 08/19/2024(a)	500,000	499,175
JSW Steel Ltd., 5.95%, 04/18/2024(a)(c)	500,000	507,500
Manappuram Finance Ltd., 5.90%, 01/13/2023(a)	500,000	501,125
Muthoot Finance Ltd.
6.13%, 10/31/2022(a)	410,000	412,050
4.40%, 09/02/2023(a)	400,000	397,400
ReNew Power Pvt Ltd., 6.45%, 09/27/2022(a)	600,000	601,125
ReNew Power Synthetic, 6.67%, 03/12/2024(a)	500,000	507,500
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/2022(a)	565,000	564,133
5.10%, 07/16/2023(a)	400,000	394,322
4.40%, 03/13/2024(a)(c)	278,000	265,341
Tata Motors Ltd., 5.75%, 10/30/2024(a)(c)	500,000	507,410
TML Holdings Pte. Ltd., 5.50%, 06/03/2024(a)(c)	500,000	498,875

		9,439,706

Indonesia-1.61%
Global Prime Capital Pte. Ltd., 5.50%, 10/18/2023(a)	400,000	396,000
Indika Energy Capital III Pte. Ltd., 5.88%, 11/09/2024(a)	200,000	196,636
Jababeka International B.V., 6.50%, 10/05/2023(a)(c)	700,000	588,000
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/2025(a)	500,000	496,267
Nickel Mines Ltd., 6.50%, 04/01/2024(a)	500,000	478,625
PT Saka Energi Indonesia, 4.45%, 05/05/2024(a)	450,000	430,191
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/2023(a)	800,000	488,000

		3,073,719

Israel-1.37%
Energean Israel Finance Ltd., 4.50%, 03/30/2024(a)(c)	450,000	438,503
Leviathan Bond Ltd., 5.75%, 06/30/2023(a)(c)	507,202	505,934
Teva Pharmaceutical Finance Co. B.V., 2.95%, 12/18/2022	550,000	543,834
Teva Pharmaceutical Finance Netherlands III B.V.
2.80%, 07/21/2023	700,000	679,738
6.00%, 04/15/2024(c)	450,000	450,567

		2,618,576

Jamaica-0.16%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 05/25/2024(a)	300,000	296,553

	Principal Amount	Value
Japan-0.73%
Rakuten Group, Inc., 3.55%, 11/27/2024(a)	$300,000	$292,693
SoftBank Group Corp.
5.38%, 07/30/2022(a)	635,000	631,888
4.75%, 09/19/2024(a)	300,000	291,300
3.13%, 01/06/2025(a)	200,000	183,500

		1,399,381

Kenya-0.25%
Republic of Kenya Government International Bond, 6.88%, 06/24/2024(a)	500,000	483,930

Kuwait-0.37%
Kuwait Projects Co. SPC Ltd., 5.00%, 03/15/2023(a)	700,000	698,145

Malaysia-0.01%
SD International Sukuk Ltd., 6.30%, 05/09/2022(a)	200,000	15,000

Mexico-1.93%
Axtel S.A.B. de C.V., 6.38%, 11/14/2024(a)	426,000	425,753
BBVA Bancomer S.A., 6.75%, 09/30/2022(a)	606,000	614,581
Credito Real, S.A.B. de C.V., SOFOM, E.R., 7.25%, 07/20/2023, (Acquired 09/28/2020; Cost $296,095)(a)(d)	300,000	53,625
Grupo Posadas S.A.B. de C.V., 7.88%, 06/30/2022(a)(e)	400,000	320,336
Operadora de Servicios Mega S.A. de C.V. SOFOM, E.R., 8.25%, 02/11/2025(a)	300,000	189,586
Petroleos Mexicanos
3.50%, 01/30/2023	584,000	580,510
4.63%, 09/21/2023(c)	585,000	583,842
4.88%, 01/18/2024(c)	411,000	409,531
Unifin Financiera S.A.B. de C.V., 7.25%, 09/27/2023(a)	700,000	504,700

		3,682,464

Mongolia-0.88%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)	400,000	397,511
Mongolia Government International Bond
5.63%, 05/01/2023(a)	400,000	399,153
8.75%, 03/09/2024(a)	200,000	206,012
Mongolian Mortgage Corp. Hfc LLC, 8.85%, 02/08/2024(a)	750,000	666,615

		1,669,291

Morocco-0.53%
Morocco Government International Bond, 4.25%, 12/11/2022(a)	600,000	603,615
OCP S.A., 5.63%, 04/25/2024(a)	400,000	411,650

		1,015,265

Nigeria-0.95%
Fidelity Bank PLC, 10.50%, 10/16/2022(a)	500,000	502,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Nigeria-(continued)
Nigeria Government International Bond
5.63%, 06/27/2022	$700,000	$697,550
6.38%, 07/12/2023(a)	600,000	601,221

		1,800,821

Oman-1.08%
Bank Muscat SAOG, 4.88%, 03/14/2023(a)	600,000	604,037
Oman Government International Bond
4.13%, 01/17/2023(a)	700,000	704,244
4.88%, 02/01/2025(a)	330,000	332,134
Oztel Holdings SPC Ltd., 5.63%, 10/24/2023(a)	408,000	412,126

		2,052,541

Pakistan-0.45%
Pakistan Government International Bond, 8.25%, 04/15/2024(a)	200,000	180,012
Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/05/2022(a)	700,000	679,000

		859,012

Panama-0.62%
Banistmo S.A., 3.65%, 09/19/2022(a)	550,000	550,022
Multibank, Inc., 4.38%, 11/09/2022(a)	625,000	628,147

		1,178,169

Puerto Rico-0.22%
Popular, Inc., 6.13%, 09/14/2023	400,000	410,420

Russia-0.25%
Chelyabinsk Pipe Plant Via Chelpipe Finance DAC, 4.50%, 09/19/2024(a)(e)	300,000	30,000
Global Ports Finance PLC, 6.50%, 09/22/2023(a)	600,000	204,000
O1 Properties Finance PLC, 0.50%, 12/31/2049(a)	500,000	33,850
Petropavlovsk 2016 Ltd., 8.13%, 11/14/2022(a)	300,000	67,500
Sberbank of Russia Via SB Capital S.A., 5.13%, 10/29/2022(a)	735,000	91,875
VTB Bank OJSC Via VTB Capital S.A., 6.95%, 10/17/2022(a)	500,000	50,000

		477,225

Singapore-0.26%
LMIRT Capital Pte. Ltd., 7.25%, 06/19/2024(a)	200,000	199,000
Puma International Financing S.A., 5.13%, 10/06/2024(a)	300,000	287,820

		486,820

South Africa-1.98%
Eskom Holdings SOC Ltd.
6.75%, 08/06/2023(a)	420,000	410,114
7.13%, 02/11/2025(a)	300,000	287,445
MTN (Mauritius) Investments Ltd., 4.76%, 11/11/2024(a)	300,000	298,881
Republic of South Africa Government International Bond
5.88%, 05/30/2022	500,000	501,492
4.67%, 01/17/2024	600,000	603,579

	Principal Amount	Value
South Africa-(continued)
Sasol Financing International Ltd., 4.50%, 11/14/2022(c)	$637,000	$636,357
Sasol Financing USA LLC, 5.88%, 03/27/2024	450,000	448,711
Transnet SOC Ltd., 4.00%, 07/26/2022(a)	600,000	592,560

		3,779,139

South Korea-0.32%
SK Innovation Co. Ltd., 4.13%, 07/13/2023(a)(c)	600,000	602,709

Spain-0.10%
Codere Finance 2 (Luxembourg) S.A., 2.00% PIK Rate, 11.63% Cash Rate, 11/30/2027(a)(f)	188,336	185,511

Sweden-0.73%
Stena AB, 7.00%, 02/01/2024(a)	600,000	597,084
Stena International S.A.
5.75%, 03/01/2024(a)	175,000	172,307
6.13%, 02/01/2025(a)	200,000	199,186
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/2022	420,000	420,181

		1,388,758

Trinidad and Tobago-0.32%
Trinidad & Tobago Government International Bond, 4.38%, 01/16/2024(a)	600,000	604,437

Turkey-9.85%
Akbank T.A.S., 5.00%, 10/24/2022(a)	410,000	411,765
Arcelik A.S., 5.00%, 04/03/2023(a)	700,000	701,411
Fibabanka A.S., 6.00%, 01/25/2023(a)	600,000	596,115
Hazine Mustesarligi Varlik Kiralama A.S.
5.00%, 04/06/2023(a)	700,000	702,380
4.49%, 11/25/2024(a)	300,000	290,295
KOC Holding A.S., 5.25%, 03/15/2023(a)	700,000	701,995
Mersin Uluslararasi Liman Isletmeciligi A.S., 5.38%, 11/15/2024(a)	300,000	295,302
Petkim Petrokimya Holding A.S., 5.88%, 01/26/2023(a)	420,000	420,354
QNB Finansbank A.S.
4.88%, 05/19/2022(a)	600,000	600,543
6.88%, 09/07/2024(a)	500,000	516,342
Roenesans Gayrimenkul Yatirim A.S., 7.25%, 04/26/2023(a)	750,000	731,094
T.C. Ziraat Bankasi A.S.
5.13%, 05/03/2022(a)	600,000	600,000
5.13%, 09/29/2023(a)	420,000	413,335
Turk Telekomunikasyon A.S.
4.88%, 06/19/2024(a)	200,000	191,382
6.88%, 02/28/2025(a)	200,000	196,158
Turkey Government International Bond
6.25%, 09/26/2022	650,000	655,915
3.25%, 03/23/2023	600,000	593,844
7.25%, 12/23/2023	400,000	407,340
5.75%, 03/22/2024	400,000	393,160
6.35%, 08/10/2024	200,000	196,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Turkey-(continued)
5.60%, 11/14/2024	$300,000	$288,483
7.38%, 02/05/2025	500,000	499,545
Turkiye Garanti Bankasi A.S.
5.25%, 09/13/2022(a)	550,000	552,593
5.88%, 03/16/2023(a)	500,000	505,220
Turkiye Ihracat Kredi Bankasi A.S.
4.25%, 09/18/2022(a)	410,000	410,392
5.38%, 10/24/2023(a)	420,000	414,082
8.25%, 01/24/2024(a)	600,000	613,779
6.13%, 05/03/2024(a)	400,000	390,859
Turkiye Is Bankasi A.S.
6.00%, 10/24/2022(a)	410,000	410,916
7.85%, 12/10/2023(a)	600,000	611,043
6.13%, 04/25/2024(a)	300,000	296,867
Turkiye Petrol Rafinerileri A.S., 4.50%, 10/18/2024(a)	300,000	286,170
Turkiye Sinai Kalkinma Bankasi A.S., 5.50%, 01/16/2023(a)	500,000	502,592
Turkiye Vakiflar Bankasi T.A.O.
5.63%, 05/30/2022(a)	600,000	601,648
6.00%, 11/01/2022(a)	400,000	400,069
5.75%, 01/30/2023(a)	420,000	421,591
8.13%, 03/28/2024(a)	400,000	406,017
Yapi ve Kredi Bankasi A.S.
5.50%, 12/06/2022(a)	420,000	420,730
6.10%, 03/16/2023(a)	600,000	605,741
5.85%, 06/21/2024(a)	200,000	196,207
8.25%, 10/15/2024(a)	300,000	308,354

		18,757,936

Ukraine-0.66%
MHP SE, 7.75%, 05/10/2024(a)	350,000	189,875
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.38%, 07/19/2022(a)	600,000	231,000
Ukraine Government International Bond 7.75%, 09/01/2022(a)	500,000	280,000
7.75%, 09/01/2023(a)	700,000	288,513
8.99%, 02/01/2024(a)	550,000	201,850
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2024(a)	200,000	57,000

		1,248,238

United Arab Emirates-0.35%
Alpha Star Holding V Ltd., 6.63%, 04/18/2023(a)(c)	654,000	667,051

United Kingdom-0.33%
Celtic Resources Holdings DAC, 4.13%, 10/09/2024(a)	300,000	75,000
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/2023(a)	550,000	547,330

		622,330

United States-40.77%
ADT Security Corp. (The), 4.13%, 06/15/2023	410,000	408,071
Advanced Micro Devices, Inc., 7.50%, 08/15/2022	410,000	416,013
Ahern Rentals, Inc., 7.38%, 05/15/2023(a)	500,000	472,500

	Principal Amount	Value
United States-(continued)
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(a)	$700,000	$699,090
Ally Financial, Inc., 5.13%, 09/30/2024(c)	500,000	515,397
AMC Networks, Inc., 5.00%, 04/01/2024(c)	300,000	297,378
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	715,000	715,064
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	580,000	580,052
Avient Corp., 5.25%, 03/15/2023	700,000	702,674
Ball Corp., 4.00%, 11/15/2023	500,000	499,390
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	428,000	395,055
Brinker International, Inc.
3.88%, 05/15/2023	500,000	498,275
5.00%, 10/01/2024(a)	500,000	499,512
Callon Petroleum Co., 6.13%, 10/01/2024	300,000	296,582
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, 03/01/2023(a)	500,000	500,632
CDW LLC/CDW Finance Corp., 5.50%, 12/01/2024	500,000	512,662
Cengage Learning, Inc., 9.50%, 06/15/2024(a)	500,000	490,748
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	500,000	526,062
Citgo Holding, Inc., 9.25%, 08/01/2024(a)	200,000	199,008
Civitas Resources, Inc., 7.50%, 04/30/2026	64,201	64,201
Clearwater Paper Corp., 5.38%, 02/01/2025(a)	500,000	500,275
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	700,000	666,032
Commercial Metals Co., 4.88%, 05/15/2023	574,000	577,633
Compass Minerals International, Inc., 4.88%, 07/15/2024(a)	300,000	297,390
Continental Resources, Inc.
4.50%, 04/15/2023(c)	500,000	506,250
3.80%, 06/01/2024	500,000	501,487
CSC Holdings LLC
5.88%, 09/15/2022	625,000	629,191
5.25%, 06/01/2024	500,000	489,345
CVR Energy, Inc., 5.25%, 02/15/2025(a)	500,000	484,405
DCP Midstream Operating L.P., 3.88%, 03/15/2023	700,000	698,484
Delta Air Lines, Inc.
3.80%, 04/19/2023	500,000	499,987
2.90%, 10/28/2024(c)	500,000	477,483
Diebold Nixdorf, Inc., 8.50%, 04/15/2024	430,000	280,104
DISH DBS Corp.
5.88%, 07/15/2022(c)	602,000	603,487
5.00%, 03/15/2023	601,000	596,168
5.88%, 11/15/2024	500,000	485,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
United States-(continued)
Diversified Healthcare Trust, 4.75%, 05/01/2024	$444,000	$422,444
EnerSys, 5.00%, 04/30/2023(a)	600,000	603,693
EnLink Midstream Partners L.P., 4.40%, 04/01/2024	500,000	494,350
Enova International, Inc., 8.50%, 09/01/2024(a)	500,000	502,340
EQM Midstream Partners L.P.
4.75%, 07/15/2023	589,000	586,827
4.00%, 08/01/2024	500,000	484,083
Ford Motor Credit Co. LLC
3.55%, 10/07/2022(c)	600,000	600,780
3.35%, 11/01/2022	700,000	701,074
3.09%, 01/09/2023	650,000	651,371
4.14%, 02/15/2023	650,000	649,174
3.37%, 11/17/2023	650,000	641,062
5.58%, 03/18/2024	400,000	404,998
4.06%, 11/01/2024	300,000	293,816
2.30%, 02/10/2025(c)	500,000	464,955
Freedom Mortgage Corp., 8.13%, 11/15/2024(a)	300,000	291,000
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	630,000	632,277
4.55%, 11/14/2024	300,000	304,143
Fresh Market, Inc. (The), 9.75%, 05/01/2023(a)	597,000	582,941
FS Energy and Power Fund, 7.50%, 08/15/2023(a)	409,000	416,438
FXI Holdings, Inc., 7.88%, 11/01/2024(a)	300,000	296,130
Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, 06/15/2024	500,000	490,960
Genworth Holdings, Inc., 4.80%, 02/15/2024	670,000	672,064
GEO Group, Inc. (The), 5.13%, 04/01/2023	623,000	595,105
Goodman Networks, Inc., 8.00%, 05/11/2022(g)	98,659	89,780
Graphic Packaging International LLC
4.88%, 11/15/2022	624,000	628,296
4.13%, 08/15/2024	500,000	500,530
Hanesbrands, Inc., 4.63%, 05/15/2024(a)	250,000	249,998
HCA, Inc.
5.88%, 05/01/2023(c)	605,000	624,662
5.38%, 02/01/2025	500,000	514,281
Howmet Aerospace, Inc., 5.13%, 10/01/2024(c)	500,000	509,387
Hyatt Hotels Corp.
1.30%, 10/01/2023(c)	300,000	291,684
1.80%, 10/01/2024	300,000	285,612
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	500,000	489,380
International Game Technology PLC, 6.50%, 02/15/2025(a)	400,000	407,514
iStar, Inc., 4.75%, 10/01/2024	500,000	486,860
KB Home
7.50%, 09/15/2022	496,000	504,382
7.63%, 05/15/2023	500,000	513,167

	Principal Amount	Value
United States-(continued)
Koppers, Inc., 6.00%, 02/15/2025(a)	$500,000	$484,485
Kraft Heinz Foods Co. (The), 3.50%, 06/06/2022(c)	500,000	500,917
Laredo Petroleum, Inc., 9.50%, 01/15/2025	500,000	513,207
Las Vegas Sands Corp., 3.20%, 08/08/2024	500,000	480,868
Live Nation Entertainment, Inc., 4.88%, 11/01/2024(a)	300,000	296,660
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/2023	400,000	407,042
Series Y, 7.50%, 04/01/2024	400,000	411,800
Mattel, Inc., 3.15%, 03/15/2023	635,000	632,628
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024(a)	300,000	293,060
Maxar Space Robotics LLC, 9.75%, 12/31/2023(a)	500,000	533,795
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024	275,000	278,905
MGM Resorts International, 6.00%, 03/15/2023	536,000	543,389
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/01/2022(a)	500,000	532,500
Navient Corp.
5.50%, 01/25/2023	410,000	412,571
7.25%, 09/25/2023	538,000	552,176
6.13%, 03/25/2024	300,000	302,087
5.88%, 10/25/2024(c)	500,000	496,883
Netflix, Inc.
5.75%, 03/01/2024(c)	431,000	445,566
5.88%, 02/15/2025	500,000	520,000
Newmark Group, Inc., 6.13%, 11/15/2023	396,000	404,130
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(a)	200,000	198,502
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/01/2023	626,000	581,541
Nordstrom, Inc., 2.30%, 04/08/2024	500,000	479,403
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(a)(e)	500,000	30
NortonLifeLock, Inc., 3.95%, 06/15/2022	416,000	415,936
Occidental Petroleum Corp.
6.95%, 07/01/2024	325,000	341,281
2.90%, 08/15/2024	500,000	489,388
Oceaneering International, Inc., 4.65%, 11/15/2024	500,000	484,345
OneMain Finance Corp.
5.63%, 03/15/2023	500,000	505,630
8.25%, 10/01/2023	575,000	596,712
6.13%, 03/15/2024	350,000	351,727
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	500,000	520,280
Owens-Brockway Glass Container, Inc., 5.88%, 08/15/2023(a)	700,000	709,684
PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 05/15/2023	413,000	412,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
United States-(continued)
Perrigo Finance Unlimited Co., 3.90%, 12/15/2024(c)	$500,000	$492,767
Pitney Bowes, Inc., 4.63%, 03/15/2024	250,000	248,205
Prime Security Services Borrower LLC/ Prime Finance, Inc., 5.25%, 04/15/2024(a)	300,000	300,006
PTC, Inc., 3.63%, 02/15/2025(a)	500,000	485,013
Pyxus Holdings, Inc., 10.00%, 08/24/2024	510,625	427,309
QVC, Inc.
4.38%, 03/15/2023	585,000	585,705
4.85%, 04/01/2024	250,000	250,006
4.45%, 02/15/2025(c)	500,000	485,603
Radian Group, Inc., 4.50%, 10/01/2024	300,000	292,529
Range Resources Corp., 5.00%, 03/15/2023	500,000	501,915
Rayonier AM Products, Inc., 5.50%, 06/01/2024(a)	500,000	500,685
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/2023(a)	700,000	699,167
Revlon Consumer Products Corp., 6.25%, 08/01/2024	300,000	99,000
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	500,000	501,307
10.88%, 06/01/2023(a)	600,000	628,527
9.13%, 06/15/2023(a)	600,000	620,184
Sensata Technologies B.V., 4.88%, 10/15/2023(a)	484,000	485,863
Service Properties Trust
5.00%, 08/15/2022	602,000	600,319
4.50%, 06/15/2023	429,000	419,991
4.65%, 03/15/2024	550,000	520,525
4.35%, 10/01/2024	500,000	463,230
Six Flags Entertainment Corp., 4.88%, 07/31/2024(a)	500,000	498,655
SM Energy Co., 10.00%, 01/15/2025(a)	500,000	541,130
Spirit AeroSystems, Inc., 3.95%, 06/15/2023	421,000	413,925
Sprint Communications, Inc., 6.00%, 11/15/2022	600,000	609,771
Sprint Corp.
7.88%, 09/15/2023	460,000	480,721
7.13%, 06/15/2024	200,000	210,759
7.63%, 02/15/2025	500,000	532,435
Starwood Property Trust, Inc., 5.50%, 11/01/2023(a)	500,000	504,377
Stellantis N.V., 5.25%, 04/15/2023	615,000	626,156
Stericycle, Inc., 5.38%, 07/15/2024(a)	500,000	498,930
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II,Inc.
5.88%,04/15/2023(a)	500,000	506,295
5.63%, 03/01/2024(a)	300,000	302,468
Team Health Holdings, Inc., 6.38%, 02/01/2025(a)	500,000	426,875
Tenet Healthcare Corp.
6.75%, 06/15/2023	565,000	581,970
4.63%, 07/15/2024	200,000	199,708
TerraForm Power Operating LLC, 4.25%, 01/31/2023(a)	500,000	501,260

	Principal Amount	Value
United States-(continued)
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(a)	$500,000	$493,913
Toll Brothers Finance Corp., 4.38%, 04/15/2023	699,000	703,605
TPro Acquisition Corp., 11.00%, 10/15/2024(a)	500,000	525,820
Travel + Leisure Co., 3.90%, 03/01/2023	620,000	620,797
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	559,000	568,310
Trinity Industries, Inc., 4.55%, 10/01/2024	500,000	497,538
Triumph Group, Inc.
8.88%, 06/01/2024(a)	500,000	518,130
6.25%, 09/15/2024(a)	300,000	289,173
United Airlines Holdings, Inc.
5.00%, 02/01/2024(c)	526,000	522,765
4.88%, 01/15/2025(c)	500,000	483,098
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(a)	500,000	509,615
Univision Communications, Inc., 5.13%, 02/15/2025(a)	500,000	491,900
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(a)	500,000	480,620
W&T Offshore, Inc., 9.75%, 11/01/2023(a)	600,000	596,787
Welbilt, Inc., 9.50%, 02/15/2024(c)	600,000	603,135
Wesco Aircraft Holdings, Inc., 8.50%, 11/15/2024(a)	300,000	167,250
WR Grace Holdings LLC, 5.63%, 10/01/2024(a)	300,000	301,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/2023(a)	570,000	559,384
Xerox Corp., 3.80%, 05/15/2024(c)	500,000	484,433
Yum! Brands, Inc., 3.88%, 11/01/2023(c)	581,000	586,650

		77,636,289

Uzbekistan-0.31%
Republic of Uzbekistan International Bond, 4.75%, 02/20/2024(a)	600,000	591,197

Vietnam-0.16%
Vietnam Government International Bond, 4.80%, 11/19/2024(a)	300,000	307,875

Zambia-0.40%
First Quantum Minerals Ltd.
7.25%, 04/01/2023(a)	153,970	154,107
6.50%, 03/01/2024(a)	250,000	250,646
Zambia Government International Bond, 5.38%, 09/20/2022(a)	500,000	360,230

		764,983

Total U.S. Dollar Denominated Bonds & Notes (Cost $194,118,747)		183,700,209

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2022

(Unaudited)

	Shares	Value
Preferred Stocks-0.14%
Guitar Center Holdings, Inc., Series A, Pfd., 0.00%(h)	2,000	$260,667
Guitar Center Holdings, Inc., Series B, Pfd., 0.00%(h)(i)	24	1,560

Total Preferred Stocks (Cost $623,350)		262,227

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.11%(j)
Spain-0.11%
Codere New Holdco S.A., 7.50% PIK Rate, 0.00% Cash Rate, 11/30/2027(a)(f) (Cost $552,401)	EUR 227,550	209,461

	Shares
Common Stocks & Other Equity Interests-0.06%
Spain-0.00%
Codere New Topco S.A.(i)(k)	8,480	0

United States-0.06%
Hornbeck Offshore Services, Inc.(k)(l)	323	7,348
Hornbeck Offshore Services, Inc., Wts.(k)(l)	3,246	73,846
Hornbeck Offshore Services, Inc., Wts.(i)(k)(l)	2,673	10,024
PetroQuest Energy, Inc.(i)(k)	28,971	12,313
Premier Brands Group Holdings LLC(k)(m)	3,222	2,860
Premier Brands Group Holdings LLC Wts., expiring 03/21/2024(k)(m)	10,096	2,221
TRU Taj LLC/TRU Taj Finance, Inc.(k)	2,156	14,014

		122,626

Total Common Stocks & Other Equity Interests (Cost $216,736)		122,626

Investment Abbreviations:

EUR-Euro

Pfd.-Preferred

PIK-Pay-in-Kind

Wts.-Warrants

	Principal Amount	Value
Variable Rate Senior Loan Interests-0.00%(n)(o)
Hornbeck Offshore Services, Inc., Second Lien Term Loan, 11.50%, 02/07/2025(i) (Cost $502,340)	$589,900	$0

	Shares

Money Market Funds-1.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.35%(p)(q) (Cost $1,913,045)	1,913,045	1,913,045

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.79% (Cost $197,926,619)		186,207,568

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-8.67%
Invesco Private Government Fund, 0.40%(p)(q)(r)	4,950,133	4,950,133
Invesco Private Prime Fund, 0.35%(p)(q)(r)	11,555,619	11,555,619

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,505,747)		16,505,752

TOTAL INVESTMENTS IN SECURITIES-106.46% (Cost $214,432,366)		202,713,320
OTHER ASSETS LESS LIABILITIES-(6.46)%		(12,304,218)

NET ASSETS-100.00%		$190,409,102

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $115,362,946, which represented 60.59% of the Fund’s Net Assets.

(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	Restricted security. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at April 30, 2022 was $350,366, which represented less than 1% of the Fund’s Net Assets.

(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Acquired as part of the Goodman Networks, Inc. reorganization.
(h)	Acquired as part of the Guitar Center, Inc. reorganization.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 5.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)	Acquired as part of the Hornbeck Offshore Services, Inc. reorganization.
(m)	Acquired as part of the Nine West Holding, Inc. reorganization.
(n)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(o)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,387,579	$50,060,839	$(58,535,373)	$-	$-	$1,913,045	$ 2,125
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,594,655	14,127,626	(14,772,148)	-	-	4,950,133	3,409*
Invesco Private Prime Fund	13,054,957	26,461,938	(27,955,918)	5	(5,363)	11,555,619	10,706*

Total	$29,037,191	$90,650,403	$(101,263,439)	$5	$(5,363)	$18,418,797	$16,240

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

Invesco Global Short Term High Yield Bond ETF (PGHY)–(continued)

April 30, 2022

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2022

Financials	22.83

Consumer Discretionary	11.92

Industrials	10.29

Energy	10.27

Sovereign Debt	9.64

Communication Services	7.05

Materials	6.57

Real Estate	6.27

Utilities	5.87

Sector Types Each Less Than 3%	6.08

Money Market Funds Plus Other Assets Less Liabilities	3.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

Invesco International Corporate Bond ETF (PICB)

April 30, 2022

(Unaudited)

Schedule of Investments

	Principal Amount	Value
Non-U.S. Dollar Denominated Bonds & Notes-98.94%(a)
Australia-1.60%
APT Pipelines Ltd., 3.50%, 03/22/2030(b)	GBP 200,000	$245,365
Australia & New Zealand Banking Group Ltd., 0.75%, 09/29/2026(b)	EUR 100,000	101,548
BHP Billiton Finance Ltd., Series 12, 4.30%, 09/25/2042	GBP 350,000	479,417
Glencore Finance (Europe) Ltd.
1.88%, 09/13/2023(b)	EUR 100,000	106,193
3.13%, 03/26/2026(b)	GBP 146,000	180,599
National Australia Bank Ltd.
1.25%, 05/18/2026(b)	EUR 100,000	104,199
2.90%, 02/25/2027	AUD 400,000	271,526
1.38%, 08/30/2028(b)	EUR 200,000	203,671
NBN Co. Ltd., 1.00%, 12/03/2025(b)	AUD 350,000	222,607
Telstra Corp. Ltd., 2.50%, 09/15/2023	EUR 50,000	54,233

		1,969,358

Austria-0.08%
OMV AG, 1.00%, 12/14/2026(b)	EUR 100,000	102,468

Belgium-2.05%
Anheuser-Busch InBev S.A./N.V.
2.70%, 03/31/2026(b)	EUR 100,000	109,541
1.15%, 01/22/2027(b)	EUR 200,000	205,600
1.13%, 07/01/2027(b)	EUR 200,000	204,013
2.13%, 12/02/2027(b)	EUR 100,000	106,496
2.00%, 03/17/2028(b)(c)	EUR 300,000	315,211
2.25%, 05/24/2029(b)(c)	GBP 163,000	193,532
1.50%, 04/18/2030(b)	EUR 200,000	199,320
1.65%, 03/28/2031(b)	EUR 100,000	99,459
2.88%, 04/02/2032(b)(c)	EUR 200,000	217,813
2.75%, 03/17/2036(b)(c)	EUR 350,000	357,784
2.85%, 05/25/2037(b)	GBP 200,000	228,486
3.70%, 04/02/2040(b)	EUR 250,000	280,376

		2,517,631

Canada-18.64%
Bank of Montreal
2.85%, 03/06/2024	CAD 650,000	501,364
2.28%, 07/29/2024	CAD 500,000	378,959
2.37%, 02/03/2025	CAD 500,000	375,907
1.55%, 05/28/2026	CAD 350,000	248,584
3.19%, 03/01/2028	CAD 600,000	453,759
Bank of Nova Scotia (The)
2.49%, 09/23/2024	CAD 450,000	341,723
1.95%, 01/10/2025	CAD 500,000	372,090
2.16%, 02/03/2025	CAD 500,000	373,684
1.85%, 11/02/2026	CAD 700,000	497,203
2.62%, 12/02/2026	CAD 450,000	336,219
2.95%, 03/08/2027	CAD 500,000	370,531
1.40%, 11/01/2027	CAD 550,000	371,692
3.10%, 02/02/2028	CAD 650,000	489,177
Bell Canada
2.70%, 02/27/2024	CAD 300,000	230,781
3.35%, 03/12/2025	CAD 500,000	385,357
3.80%, 08/21/2028	CAD 350,000	265,600
2.50%, 05/14/2030	CAD 350,000	235,796

	Principal Amount	Value
Canada-(continued)
3.00%, 03/17/2031	CAD 300,000	$205,981
3.50%, 09/30/2050	CAD 450,000	261,905
Canadian Imperial Bank of Commerce
2.43%, 06/09/2023	CAD 350,000	270,992
3.29%, 01/15/2024	CAD 450,000	349,861
0.38%, 05/03/2024(b)	EUR 100,000	104,059
2.35%, 08/28/2024	CAD 500,000	378,716
2.00%, 04/17/2025	CAD 650,000	480,763
3.30%, 05/26/2025	CAD 650,000	505,319
1.10%, 01/19/2026	CAD 500,000	351,736
1.70%, 07/15/2026	CAD 400,000	284,266
Canadian Pacific Railway Co.
1.59%, 11/24/2023	CAD 375,000	284,982
2.54%, 02/28/2028	CAD 350,000	250,941
Cenovus Energy, Inc., 3.50%, 02/07/2028	CAD 350,000	259,602
CU, Inc., 4.09%, 09/02/2044	CAD 400,000	296,561
Enbridge, Inc.
3.20%, 06/08/2027	CAD 350,000	259,760
2.99%, 10/03/2029	CAD 300,000	210,345
3.10%, 09/21/2033	CAD 350,000	228,060
Federation des Caisses Desjardins du Quebec
2.42%, 10/04/2024	CAD 300,000	227,147
1.09%, 01/21/2026	CAD 400,000	281,185
HSBC Bank Canada, 1.78%, 05/20/2026	CAD 350,000	250,832
National Bank of Canada
2.98%, 03/04/2024	CAD 300,000	231,827
2.55%, 07/12/2024	CAD 350,000	266,752
2.58%, 02/03/2025	CAD 300,000	226,472
2.24%, 11/04/2026	CAD 375,000	270,623
Ontario Teachers’ Finance Trust
0.10%, 05/19/2028(b)	EUR 200,000	192,275
0.90%, 05/20/2041(b)	EUR 300,000	252,140
Rogers Communications, Inc.
3.10%, 04/15/2025	CAD 400,000	304,147
3.65%, 03/31/2027	CAD 550,000	417,043
3.25%, 05/01/2029	CAD 400,000	286,901
Royal Bank of Canada 2.35%, 07/02/2024	CAD 650,000	494,261
2.61%, 11/01/2024	CAD 750,000	570,363
1.94%, 05/01/2025	CAD 500,000	369,397
1.59%, 05/04/2026	CAD 400,000	285,009
2.33%, 01/28/2027	CAD 500,000	361,238
1.83%, 07/31/2028	CAD 300,000	204,160
Royal Office Finance L.P., Series A, 5.21%, 11/12/2032	CAD 374,570	319,914
Shaw Communications, Inc., 6.75%, 11/09/2039	CAD 500,000	437,637
Suncor Energy, Inc., 5.00%, 04/09/2030	CAD 400,000	318,664
TELUS Corp. 3.35%, 04/01/2024	CAD 350,000	272,189
Series CY, 3.30%, 05/02/2029	CAD 300,000	218,272
Thomson Reuters Corp., 2.24%, 05/14/2025	CAD 500,000	372,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
Canada-(continued)
Toronto-Dominion Bank (The)
2.50%, 12/02/2024	CAD 550,000	$416,325
1.94%, 03/13/2025	CAD 550,000	407,543
2.67%, 09/09/2025	CAD 1,000,000	750,352
1.13%, 12/09/2025(b)	CAD 600,000	424,368
2.26%, 01/07/2027	CAD 550,000	396,628
0.50%, 01/18/2027(b)	EUR 200,000	196,143
1.89%, 03/08/2028	CAD 500,000	345,055
1.90%, 09/11/2028(b)	CAD 300,000	204,363
1.95%, 04/08/2030(b)	EUR 200,000	203,292
TransCanada PipeLines Ltd.
3.80%, 04/05/2027	CAD 650,000	497,535
4.18%, 07/03/2048(b)	CAD 400,000	255,832
4.34%, 10/15/2049	CAD 300,000	196,254

		22,937,038

China-0.07%
Prosus N.V., 1.29%, 07/13/2029(b)	EUR 100,000	85,562

Denmark-0.52%
Danske Bank A/S, 0.63%, 05/26/2025(b)	EUR 100,000	102,593
Orsted A/S
4.88%, 01/12/2032(b)	GBP 200,000	288,733
5.75%, 04/09/2040(b)	GBP 150,000	248,724

		640,050

Finland-0.75%
Nordea Bank Abp
1.13%, 02/16/2027(b)	EUR 130,000	132,418
0.50%, 05/14/2027(b)	EUR 200,000	198,559
1.13%, 09/27/2027(b)	EUR 200,000	203,872
0.50%, 11/02/2028(b)	EUR 200,000	189,326
OP Corporate Bank PLC
0.50%, 08/12/2025(b)	EUR 100,000	102,390
0.10%, 11/16/2027(b)	EUR 100,000	95,422

		921,987

France-18.46%
Action Logement Services
0.38%, 10/05/2031(b)	EUR 200,000	187,259
0.50%, 10/30/2034(b)	EUR 100,000	89,156
0.75%, 07/19/2041(b)	EUR 100,000	83,182
Aeroports de Paris
2.13%, 10/02/2026(b)	EUR 100,000	106,924
2.75%, 04/02/2030(b)	EUR 200,000	218,015
Air Liquide Finance S.A., 1.25%, 06/13/2028(b)	EUR 100,000	103,872
Airbus SE
1.38%, 06/09/2026(b)	EUR 100,000	104,227
1.63%, 06/09/2030(b)(c)	EUR 200,000	202,207
2.38%, 04/07/2032(b)	EUR 100,000	105,411
2.38%, 06/09/2040(b)	EUR 100,000	94,724
Autoroutes du Sud de la France S.A.
1.25%, 01/18/2027(b)	EUR 100,000	103,544
1.38%, 01/22/2030(b)	EUR 100,000	102,453
1.38%, 02/21/2031(b)	EUR 100,000	100,724
Banque Federative du Credit Mutuel S.A.
3.00%, 05/21/2024(b)	EUR 100,000	108,329
1.25%, 01/14/2025(b)	EUR 200,000	209,841
0.01%, 03/07/2025(b)	EUR 200,000	202,228

	Principal Amount	Value
France-(continued)
0.75%, 07/17/2025(b)	EUR 200,000	$204,978
3.00%, 09/11/2025(b)	EUR 100,000	107,905
1.63%, 01/19/2026(b)	EUR 200,000	209,683
2.38%, 03/24/2026(b)	EUR 100,000	104,719
0.01%, 05/11/2026(b)	EUR 200,000	196,029
0.75%, 06/08/2026(b)	EUR 200,000	202,164
1.00%, 07/16/2026(b)	GBP 300,000	346,554
1.25%, 05/26/2027(b)(c)	EUR 200,000	203,670
0.25%, 07/19/2028(b)	EUR 100,000	91,635
0.63%, 11/03/2028(b)	EUR 200,000	186,427
1.75%, 03/15/2029(b)	EUR 100,000	99,741
1.88%, 06/18/2029(b)	EUR 100,000	96,327
0.75%, 01/17/2030(b)	EUR 100,000	91,206
1.25%, 06/03/2030(b)	EUR 100,000	94,029
0.63%, 02/21/2031(b)	EUR 200,000	175,808
BNP Paribas S.A.
2.38%, 02/17/2025(b)	EUR 200,000	213,119
1.50%, 11/17/2025(b)	EUR 200,000	207,641
3.38%, 01/23/2026(b)	GBP 300,000	374,457
1.63%, 02/23/2026(b)	EUR 100,000	105,454
1.13%, 06/11/2026(b)	EUR 200,000	203,490
0.13%, 09/04/2026(b)	EUR 100,000	96,571
2.25%, 01/11/2027(b)	EUR 100,000	103,093
1.88%, 12/14/2027(b)	GBP 300,000	344,205
1.50%, 05/23/2028(b)	EUR 100,000	100,137
1.50%, 05/25/2028(b)	EUR 100,000	102,251
1.38%, 05/28/2029(b)	EUR 200,000	194,575
1.63%, 07/02/2031(b)	EUR 100,000	90,353
1.25%, 07/13/2031(b)	GBP 300,000	304,674
0.63%, 12/03/2032(b)	EUR 200,000	170,240
2.00%, 09/13/2036(b)	GBP 200,000	198,107
Bouygues S.A., 1.13%, 07/24/2028(b)	EUR 100,000	100,798
BPCE S.A.
4.63%, 07/18/2023(b)	EUR 100,000	109,845
0.88%, 01/31/2024(b)	EUR 100,000	104,880
0.63%, 09/26/2024(b)	EUR 200,000	206,712
1.00%, 04/01/2025(b)	EUR 100,000	103,086
0.63%, 04/28/2025(b)	EUR 200,000	205,466
0.25%, 01/15/2026(b)	EUR 200,000	200,232
0.38%, 02/02/2026(b)	EUR 100,000	100,007
0.50%, 02/24/2027(b)	EUR 100,000	96,375
1.00%, 10/05/2028(b)	EUR 100,000	98,410
5.25%, 04/16/2029(b)	GBP 200,000	268,503
0.25%, 01/14/2031(b)	EUR 200,000	175,054
0.75%, 03/03/2031(b)	EUR 100,000	88,816
1.00%, 01/14/2032(b)	EUR 100,000	89,181
Capgemini SE
2.00%, 04/15/2029(b)	EUR 100,000	104,987
2.38%, 04/15/2032(b)	EUR 200,000	211,441
Carrefour S.A., 2.63%, 12/15/2027(b)	EUR 100,000	106,788
Cie de Saint-Gobain, 1.88%, 03/15/2031(b)	EUR 100,000	102,226
Cie Generale des Etablissements Michelin S.C.A., 1.75%, 09/03/2030(b)	EUR 100,000	102,990
Coentreprise de Transport d’Electricite S.A.
1.50%, 07/29/2028(b)	EUR 200,000	204,516
2.13%, 07/29/2032(b)	EUR 100,000	101,882

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount	Value
France-(continued)
Credit Agricole Assurances S.A.
2.00%, 07/17/2030(b)	EUR 200,000	$186,420
1.50%, 10/06/2031(b)	EUR 200,000	175,533
Credit Agricole S.A.
0.50%, 06/24/2024(b)	EUR 200,000	207,480
1.38%, 03/13/2025(b)	EUR 200,000	208,793
0.38%, 10/21/2025(b)	EUR 200,000	200,822
3.13%, 02/05/2026(b)	EUR 100,000	111,934
1.25%, 04/14/2026(b)	EUR 200,000	206,911
1.88%, 12/20/2026(b)	EUR 200,000	206,875
1.38%, 05/03/2027(b)	EUR 200,000	205,656
0.13%, 12/09/2027	EUR 200,000	186,664
0.38%, 04/20/2028(b)	EUR 200,000	185,508
1.75%, 03/05/2029(b)	EUR 200,000	199,356
1.00%, 07/03/2029(b)	EUR 200,000	194,949
0.88%, 01/14/2032(b)	EUR 200,000	177,562
1.13%, 07/12/2032(b)	EUR 200,000	180,438
Danone S.A., 1.21%, 11/03/2028(b)(c)	EUR 200,000	204,422
Dassault Systemes SE, 0.38%, 09/16/2029(b)	EUR 200,000	190,477
ELO SACA, 2.88%, 01/29/2026(b)	EUR 100,000	102,168
Engie Alliance GIE, 5.75%, 06/24/2023(b)(c)	EUR 100,000	112,252
ENGIE S.A.
1.38%, 03/27/2025(b)	EUR 100,000	105,248
2.38%, 05/19/2026(b)	EUR 200,000	217,419
7.00%, 10/30/2028	GBP 200,000	307,900
5.00%, 10/01/2060(b)	GBP 300,000	477,974
EssilorLuxottica S.A.
0.38%, 11/27/2027(b)	EUR 200,000	197,963
0.50%, 06/05/2028(b)	EUR 100,000	98,729
0.75%, 11/27/2031(b)	EUR 100,000	94,749
Holding d’Infrastructures de Transport S.A.S.U., 1.48%, 01/18/2031(b)	EUR 100,000	90,969
HSBC Continental Europe S.A., 0.10%, 09/03/2027(b)	EUR 200,000	191,280
L’Oreal S.A., 0.38%, 03/29/2024(b)	EUR 100,000	104,831
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028(b)	EUR 200,000	194,393
0.38%, 02/11/2031(b)	EUR 200,000	186,761
Orange S.A.
1.38%, 03/20/2028(b)	EUR 100,000	102,931
8.13%, 11/20/2028(b)(c)	GBP 150,000	245,318
2.00%, 01/15/2029(b)	EUR 200,000	212,853
1.38%, 01/16/2030(b)	EUR 100,000	101,526
1.88%, 09/12/2030(b)	EUR 100,000	104,651
3.25%, 01/15/2032(b)	GBP 200,000	250,724
0.50%, 09/04/2032(b)	EUR 100,000	89,471
8.13%, 01/28/2033	EUR 150,000	244,160
0.63%, 12/16/2033(b)	EUR 100,000	87,992
5.63%, 01/23/2034	GBP 150,000	228,195
5.38%, 11/22/2050(b)(c)	GBP 200,000	329,695
Pernod Ricard S.A., 1.75%, 04/08/2030(b)(c)	EUR 200,000	206,612
RTE Reseau de Transport d’Electricite SADIR, 1.63%, 11/27/2025(b)	EUR 100,000	105,940
Sanofi
0.50%, 01/13/2027(b)	EUR 200,000	202,803
1.50%, 04/01/2030(b)	EUR 100,000	103,722

	Principal Amount	Value
France-(continued)
Series 12FX, 1.38%, 03/21/2030(b)	EUR 200,000	$206,851
Series 20FX, 1.88%, 03/21/2038(b)	EUR 200,000	203,630
Societe Generale S.A.
1.25%, 02/15/2024(b)	EUR 200,000	210,823
1.13%, 01/23/2025(b)	EUR 200,000	208,430
2.63%, 02/27/2025(b)	EUR 100,000	106,226
0.13%, 02/24/2026(b)	EUR 100,000	99,004
0.75%, 01/25/2027(b)	EUR 200,000	194,251
0.25%, 07/08/2027(b)	EUR 100,000	95,965
0.13%, 02/18/2028(b)	EUR 100,000	93,748
2.13%, 09/27/2028(b)	EUR 200,000	202,648
1.75%, 03/22/2029(b)	EUR 200,000	196,285
1.25%, 06/12/2030(b)	EUR 100,000	92,478
TotalEnergies Capital Canada Ltd., 2.13%, 09/18/2029(b)	EUR 100,000	106,132
TotalEnergies Capital International S.A.
2.50%, 03/25/2026(b)	EUR 100,000	109,893
1.49%, 04/08/2027(b)	EUR 200,000	209,818
0.75%, 07/12/2028(b)	EUR 200,000	198,568
1.38%, 10/04/2029(b)	EUR 100,000	101,212
1.99%, 04/08/2032(b)(c)	EUR 200,000	208,553
1.62%, 05/18/2040(b)	EUR 100,000	90,100
UNEDIC ASSEO, 0.10%, 05/25/2034(b)	EUR 400,000	343,833
Unibail-Rodamco-Westfield SE 0.63%, 05/04/2027(b)	EUR 100,000	96,738
1.38%, 12/04/2031(b)	EUR 100,000	90,217
Veolia Environnement S.A., 6.13%, 10/29/2037	GBP 200,000	325,374
Vinci S.A., 1.75%, 09/26/2030(b)	EUR 200,000	208,818
Westfield America Management Ltd., 2.63%, 03/30/2029(b)	GBP 150,000	170,399

		22,722,556

Germany-12.69%
Allianz Finance II B.V., Series 62, 4.50%, 03/13/2043(b)	GBP 200,000	307,277
Aroundtown S.A.
0.38%, 04/15/2027(b)	EUR 100,000	92,765
3.00%, 10/16/2029(b)(c)	GBP 230,000	268,507
BASF SE
0.25%, 06/05/2027(b)	EUR 100,000	98,591
0.88%, 11/15/2027(b)	EUR 100,000	101,290
Bayer AG
0.38%, 07/06/2024(b)	EUR 200,000	207,356
0.05%, 01/12/2025(b)	EUR 100,000	101,325
0.75%, 01/06/2027(b)	EUR 200,000	198,861
0.38%, 01/12/2029(b)	EUR 100,000	92,549
1.13%, 01/06/2030(b)	EUR 100,000	95,475
0.63%, 07/12/2031(b)	EUR 100,000	88,731
1.38%, 07/06/2032(b)	EUR 200,000	184,476
Bayer Capital Corp. B.V.
1.50%, 06/26/2026(b)	EUR 200,000	207,805
2.13%, 12/15/2029(b)	EUR 200,000	205,220
BMW Finance N.V.
0.50%, 02/22/2025(b)	EUR 150,000	155,028
1.50%, 02/06/2029(b)(c)	EUR 200,000	206,285
Commerzbank AG
0.50%, 09/13/2023(b)	EUR 100,000	104,838
0.63%, 08/28/2024(b)	EUR 100,000	103,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount		Value
Germany-(continued)
1.00%, 03/04/2026(b)	EUR	200,000	$203,697
0.50%, 12/04/2026(b)	EUR	100,000	98,914
Deutsche Bahn Finance GmbH
1.00%, 12/17/2027	EUR	200,000	207,345
1.13%, 12/18/2028(b)(c)	EUR	200,000	206,137
0.63%, 04/15/2036(b)	EUR	200,000	172,932
0.63%, 12/08/2050(b)	EUR	100,000	69,355
1.13%, 05/29/2051(b)	EUR	180,000	144,168
Deutsche Bank AG
3.88%, 02/12/2024(b)	GBP	100,000	125,995
2.63%, 12/16/2024(b)	GBP	300,000	367,099
1.63%, 01/20/2027(b)	EUR	200,000	199,336
Deutsche Telekom AG
0.50%, 07/05/2027(b)(c)	EUR	200,000	199,349
1.75%, 03/25/2031(b)	EUR	100,000	103,524
Deutsche Telekom International Finance B.V.
1.38%, 12/01/2025(b)	EUR	100,000	105,487
1.38%, 01/30/2027(b)	EUR	100,000	104,594
1.50%, 04/03/2028(b)	EUR	157,000	163,459
2.00%, 12/01/2029(b)	EUR	100,000	106,596
E.ON International Finance B.V.
1.50%, 07/31/2029(b)	EUR	100,000	102,139
6.25%, 06/03/2030(b)	GBP	200,000	303,000
6.38%, 06/07/2032	GBP	250,000	391,224
4.75%, 01/31/2034(b)	GBP	200,000	277,370
5.88%, 10/30/2037(b)	GBP	250,000	388,109
6.75%, 01/27/2039(b)	GBP	250,000	424,182
6.13%, 07/06/2039(b)	GBP	350,000	563,084
E.ON SE, 0.38%, 09/29/2027(b)	EUR	100,000	98,208
Grand City Properties S.A., 0.13%, 01/11/2028(b)	EUR	100,000	88,359
HeidelbergCement AG, 1.50%, 02/07/2025(b)	EUR	160,000	168,454
HeidelbergCement Finance (Luxembourg) S.A., 1.63%, 04/07/2026(b)	EUR	100,000	104,486
Landesbank Baden-Wuerttemberg, 0.38%, 02/18/2027(b)	EUR	100,000	97,548
Mercedes-Benz Group AG
1.00%, 11/15/2027(b)(c)	EUR	100,000	101,802
1.38%, 05/11/2028(b)(c)	EUR	100,000	103,200
1.50%, 07/03/2029(b)(c)	EUR	200,000	206,616
0.75%, 09/10/2030(b)	EUR	100,000	95,731
1.13%, 11/06/2031(b)	EUR	100,000	95,643
0.75%, 03/11/2033(b)	EUR	100,000	90,802
2.13%, 07/03/2037(b)(c)	EUR	150,000	149,720
Mercedes-Benz International Finance B.V.
0.85%, 02/28/2025(b)	EUR	200,000	208,048
2.63%, 04/07/2025(b)(c)	EUR	150,000	163,743
1.00%, 11/11/2025(b)	EUR	115,000	119,451
1.50%, 03/09/2026(b)	EUR	100,000	105,584
1.38%, 06/26/2026(b)(c)	EUR	100,000	104,936
2.00%, 08/22/2026(b)	EUR	200,000	214,814
0.38%, 11/08/2026(b)	EUR	100,000	100,094
0.63%, 05/06/2027(b)	EUR	175,000	175,433
SAP SE 1.75%, 02/22/2027(b)	EUR	100,000	106,752

	Principal Amount		Value
Germany-(continued)
1.25%, 03/10/2028(b)	EUR	100,000	$103,685
1.63%, 03/10/2031(b)	EUR	200,000	207,040
Siemens Financieringsmaatschappij N.V.
0.38%, 06/05/2026(b)	EUR	100,000	101,556
2.88%, 03/10/2028(b)	EUR	137,000	155,141
0.25%, 02/20/2029(b)	EUR	200,000	192,049
0.13%, 09/05/2029(b)	EUR	100,000	94,598
1.38%, 09/06/2030(b)(c)	EUR	100,000	102,479
0.50%, 09/05/2034(b)	EUR	100,000	88,399
3.75%, 09/10/2042(b)	GBP	200,000	278,835
Traton Finance Luxembourg S.A.
0.13%, 03/24/2025(b)	EUR	100,000	100,267
0.75%, 03/24/2029(b)	EUR	200,000	184,691
Volkswagen Financial Services AG
1.50%, 10/01/2024(b)	EUR	100,000	104,876
0.25%, 01/31/2025(b)	EUR	100,000	100,784
0.13%, 02/12/2027(b)	EUR	100,000	94,308
0.88%, 01/31/2028(b)	EUR	130,000	124,356
Volkswagen Financial Services N.V., 2.13%, 01/18/2028(b)	GBP	200,000	231,393
Volkswagen International Finance N.V.
1.13%, 10/02/2023(b)	EUR	200,000	211,517
0.88%, 09/22/2028(b)	EUR	100,000	95,509
1.63%, 01/16/2030(b)	EUR	175,000	171,821
3.25%, 11/18/2030(b)	EUR	100,000	108,806
4.13%, 11/16/2038(b)	EUR	100,000	116,123
Series 10Y, 1.88%, 03/30/2027(b)	EUR	300,000	308,754
Volkswagen Leasing GmbH
2.63%, 01/15/2024(b)	EUR	200,000	215,964
1.13%, 04/04/2024(b)	EUR	100,000	104,886
1.38%, 01/20/2025(b)	EUR	100,000	103,935
0.38%, 07/20/2026(b)	EUR	100,000	97,214
Vonovia Finance B.V., 1.25%, 12/06/2024(b)	EUR	100,000	104,545
Vonovia SE
0.38%, 06/16/2027(b)	EUR	100,000	94,472
0.25%, 09/01/2028(b)	EUR	100,000	90,010
0.63%, 12/14/2029(b)	EUR	100,000	89,064
0.75%, 09/01/2032(b)	EUR	200,000	165,561
1.00%, 06/16/2033(b)	EUR	100,000	82,962
Wintershall Dea Finance B.V.
0.45%, 09/25/2023(b)	EUR	100,000	102,662
0.84%, 09/25/2025(b)	EUR	200,000	195,119
1.33%, 09/25/2028(b)	EUR	200,000	178,696
1.82%, 09/25/2031(b)	EUR	200,000	172,031

			15,620,596

Ireland-0.25%
Ryanair DAC, 0.88%, 05/25/2026(b)(c)	EUR	200,000	196,204
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/2026(b)	EUR	100,000	108,498

			304,702

Italy-4.35%
Assicurazioni Generali S.p.A., 4.13%, 05/04/2026(b)	EUR	100,000	109,761
ASTM S.p.A.
1.50%, 01/25/2030(b)	EUR	225,000	207,217
2.38%, 11/25/2033(b)	EUR	100,000	90,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2022

(Unaudited)

	Principal
	Amount		Value
Italy-(continued)
Enel Finance International N.V.
1.00%, 09/16/2024(b)	EUR	200,000	$209,999
1.50%, 07/21/2025(b)	EUR	100,000	105,837
0.25%, 11/17/2025(b)	EUR	100,000	100,710
1.38%, 06/01/2026(b)	EUR	50,000	52,019
1.13%, 09/16/2026(b)(c)	EUR	150,000	154,832
0.38%, 06/17/2027(b)	EUR	100,000	97,844
1.00%, 10/20/2027(b)	GBP	125,000	140,808
0.38%, 05/28/2029(b)	EUR	100,000	92,903
0.50%, 06/17/2030(b)	EUR	120,000	109,185
0.88%, 09/28/2034(b)	EUR	120,000	101,700
0.88%, 06/17/2036(b)	EUR	100,000	81,146
5.75%, 09/14/2040(b)	GBP	450,000	697,842
Enel S.p.A., 5.75%, 06/22/2037(b)	GBP	180,000	275,333
Eni S.p.A.
3.75%, 09/12/2025(b)	EUR	100,000	113,762
1.50%, 02/02/2026(b)	EUR	150,000	157,532
1.25%, 05/18/2026(b)	EUR	100,000	103,378
0.38%, 06/14/2028(b)	EUR	100,000	95,325
3.63%, 01/29/2029(b)	EUR	100,000	114,946
0.63%, 01/23/2030(b)	EUR	100,000	92,541
2.00%, 05/18/2031(b)	EUR	150,000	152,853
Intesa Sanpaolo S.p.A.
1.38%, 01/18/2024(b)	EUR	100,000	106,194
1.00%, 07/04/2024(b)	EUR	150,000	156,774
2.13%, 05/26/2025(b)	EUR	125,000	132,704
0.63%, 02/24/2026(b)	EUR	250,000	244,920
1.00%, 11/19/2026(b)	EUR	100,000	99,310
0.75%, 03/16/2028(b)	EUR	100,000	94,996
1.75%, 03/20/2028(b)	EUR	150,000	151,030
1.75%, 07/04/2029(b)	EUR	100,000	98,660
Snam S.p.A., 0.88%, 10/25/2026(b)	EUR	200,000	203,467
Terna Rete Elettrica Nazionale S.p.A., 1.38%, 07/26/2027(b)	EUR	100,000	103,143
UniCredit S.p.A.
0.50%, 04/09/2025(b)	EUR	100,000	100,647
0.33%, 01/19/2026(b)	EUR	150,000	146,150
2.13%, 10/24/2026(b)	EUR	159,000	164,970
0.85%, 01/19/2031(b)	EUR	100,000	85,726

			5,347,101

Japan-2.72%
Mizuho Financial Group, Inc., 0.69%, 10/07/2030(b)	EUR	100,000	89,960
NTT Finance Corp.
0.01%, 03/03/2025(b)	EUR	400,000	406,717
0.34%, 03/03/2030(b)	EUR	400,000	372,481
Series 16, 0.18%, 12/19/2025	JPY	100,000,000	772,035
Series 18, 0.38%, 09/20/2030	JPY	100,000,000	769,874
Sumitomo Mitsui Financial Group, Inc.
1.55%, 06/15/2026(b)	EUR	200,000	208,288
0.63%, 10/23/2029(b)	EUR	125,000	115,063
Takeda Pharmaceutical Co. Ltd.
2.25%, 11/21/2026(b)	EUR	200,000	214,427
3.00%, 11/21/2030(b)	EUR	200,000	219,694
1.38%, 07/09/2032	EUR	100,000	94,289
2.00%, 07/09/2040	EUR	100,000	89,589

			3,352,417

	Principal
	Amount		Value
Luxembourg-0.08%
Logicor Financing S.a.r.l., 1.63%, 07/15/2027(b)	EUR	100,000	$97,846

Netherlands-4.54%
ABN AMRO Bank N.V.
1.25%, 05/28/2025(b)	EUR	200,000	208,913
0.60%, 01/15/2027(b)	EUR	200,000	197,665
0.50%, 09/23/2029(b)	EUR	100,000	91,996
1.00%, 06/02/2033(b)	EUR	100,000	89,396
1.25%, 01/20/2034(b)	EUR	100,000	90,630
ASML Holding N.V., 1.38%, 07/07/2026(b)	EUR	100,000	105,919
Cooperatieve Rabobank U.A.
1.25%, 03/23/2026(b)(c)	EUR	250,000	262,829
1.38%, 02/03/2027(b)(c)	EUR	200,000	209,573
5.25%, 09/14/2027(b)	GBP	150,000	200,718
4.63%, 05/23/2029(b)	GBP	300,000	390,397
1.13%, 05/07/2031(b)	EUR	100,000	95,911
Heineken N.V., 1.00%, 05/04/2026(b)	EUR	100,000	102,698
ING Groep N.V.
1.13%, 02/14/2025(b)	EUR	100,000	104,292
2.13%, 01/10/2026(b)	EUR	100,000	106,352
3.00%, 02/18/2026(b)	GBP	300,000	369,166
1.38%, 01/11/2028(b)	EUR	200,000	200,468
2.00%, 09/20/2028(b)	EUR	200,000	204,905
2.50%, 11/15/2030(b)	EUR	200,000	210,551
Koninklijke KPN N.V., 5.75%, 09/17/2029(b)(c)	GBP	300,000	418,429
LeasePlan Corp. N.V.
0.25%, 02/23/2026(b)	EUR	100,000	98,848
0.25%, 09/07/2026(b)	EUR	200,000	193,827
Shell International Finance B.V.
1.88%, 09/15/2025(b)	EUR	200,000	214,528
2.50%, 03/24/2026	EUR	100,000	109,818
1.63%, 01/20/2027(b)	EUR	150,000	158,508
0.13%, 11/08/2027(b)	EUR	100,000	97,167
1.50%, 04/07/2028(b)	EUR	100,000	104,187
1.25%, 05/12/2028(b)	EUR	100,000	102,454
0.75%, 08/15/2028(b)	EUR	150,000	148,694
1.00%, 12/10/2030(b)	GBP	150,000	159,899
0.50%, 11/08/2031(b)	EUR	100,000	90,925
1.88%, 04/07/2032(b)	EUR	100,000	102,880
1.25%, 11/11/2032(b)	EUR	100,000	95,733
0.88%, 11/08/2039(b)	EUR	100,000	79,829
1.75%, 09/10/2052(b)	GBP	100,000	83,705
TenneT Holding B.V., 0.88%, 06/16/2035(b)	EUR	100,000	87,702

			5,589,512

Norway-0.93%
Equinor ASA 1.25%, 02/17/2027(b)	EUR	150,000	156,328
6.88%, 03/11/2031(b)	GBP	300,000	490,012
1.38%, 05/22/2032(b)	EUR	100,000	98,936
1.63%, 02/17/2035(b)	EUR	100,000	96,831
Telenor ASA
0.75%, 05/31/2026(b)	EUR	100,000	102,105
1.13%, 05/31/2029(b)	EUR	200,000	199,389

			1,143,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2022

(Unaudited)

	Principal
	Amount		Value
Singapore-0.27%
Temasek Financial I Ltd., 5.13%, 07/26/2040(b)	GBP	200,000	$327,664

Spain-4.92%
Abertis Infraestructuras S.A.
2.38%, 09/27/2027(b)	EUR	100,000	105,597
3.00%, 03/27/2031(b)(c)	EUR	200,000	210,094
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 02/28/2024(b)	EUR	100,000	105,540
0.38%, 10/02/2024(b)	EUR	100,000	102,985
1.38%, 05/14/2025(b)	EUR	100,000	104,853
0.75%, 06/04/2025(b)	EUR	100,000	103,285
1.00%, 06/21/2026(b)	EUR	100,000	101,630
0.38%, 11/15/2026(b)	EUR	100,000	98,893
0.50%, 01/14/2027(b)(c)	EUR	200,000	194,745
3.50%, 02/10/2027(b)	EUR	100,000	108,414
Banco de Sabadell S.A., 0.88%, 07/22/2025(b)	EUR	100,000	100,902
Banco Santander S.A.
1.13%, 01/17/2025(b)	EUR	100,000	103,980
2.50%, 03/18/2025(b)(c)	EUR	200,000	212,807
1.38%, 01/05/2026(b)	EUR	200,000	206,034
3.25%, 04/04/2026(b)	EUR	200,000	216,020
1.50%, 04/14/2026(b)	GBP	200,000	232,457
0.30%, 10/04/2026(b)	EUR	100,000	98,452
3.13%, 01/19/2027(b)	EUR	100,000	106,921
0.50%, 02/04/2027(b)	EUR	100,000	97,010
1.75%, 02/17/2027(b)	GBP	200,000	230,392
1.13%, 06/23/2027(b)	EUR	100,000	99,453
2.13%, 02/08/2028(b)(c)	EUR	100,000	100,426
0.20%, 02/11/2028(b)	EUR	200,000	188,618
1.63%, 10/22/2030(b)	EUR	100,000	91,126
1.00%, 11/04/2031(b)	EUR	100,000	89,034
CaixaBank S.A.
1.75%, 10/24/2023(b)	EUR	100,000	106,709
2.38%, 02/01/2024(b)	EUR	200,000	215,222
1.13%, 05/17/2024(b)	EUR	100,000	105,029
0.63%, 10/01/2024(b)	EUR	100,000	102,543
0.38%, 02/03/2025(b)	EUR	100,000	101,689
1.13%, 03/27/2026(b)	EUR	100,000	101,911
1.38%, 06/19/2026(b)	EUR	200,000	202,753
Iberdrola International, B.V., 1.13%, 04/21/2026(b)	EUR	100,000	104,614
Mapfre S.A., 1.63%, 05/19/2026(b)	EUR	100,000	104,763
Naturgy Finance B.V., 1.38%, 01/19/2027(b)	EUR	200,000	206,811
Santander Consumer Finance S.A.
0.38%, 06/27/2024(b)	EUR	100,000	103,411
0.38%, 01/17/2025(b)	EUR	100,000	102,095
Telefonica Emisiones S.A.
5.38%, 02/02/2026(b)	GBP	200,000	272,311
1.45%, 01/22/2027(b)	EUR	100,000	104,711
1.20%, 08/21/2027(b)	EUR	200,000	205,361
1.72%, 01/12/2028(b)	EUR	200,000	209,868
1.79%, 03/12/2029(b)(c)	EUR	100,000	104,758
0.66%, 02/03/2030(b)	EUR	200,000	190,291

			6,054,518

	Principal
	Amount		Value
Sweden-1.60%
Heimstaden Bostad Treasury B.V., 0.25%, 10/13/2024(b)	EUR	125,000	$126,431
Skandinaviska Enskilda Banken AB
0.38%, 06/21/2028(b)	EUR	200,000	188,367
0.63%, 11/12/2029(b)	EUR	200,000	186,397
Svenska Handelsbanken AB
0.13%, 11/03/2026(b)	EUR	100,000	98,543
0.05%, 09/06/2028(b)	EUR	100,000	93,547
1.38%, 02/23/2029(b)	EUR	130,000	130,041
0.50%, 02/18/2030(b)	EUR	100,000	91,492
Swedbank AB
0.75%, 05/05/2025(b)(c)	EUR	200,000	206,992
0.25%, 11/02/2026(b)	EUR	100,000	98,676
Telia Co. AB, 3.63%, 11/08/2023(b)	SEK	2,000,000	209,108
Vattenfall AB, 6.88%, 04/15/2039(b)	GBP	300,000	544,278

			1,973,872

Switzerland-2.28%
Credit Suisse AG
1.13%, 12/15/2025(b)(c)	GBP	200,000	230,541
0.25%, 01/05/2026(b)	EUR	225,000	222,094
1.50%, 04/10/2026(b)	EUR	150,000	154,759
0.25%, 09/01/2028(b)	EUR	120,000	109,487
Credit Suisse Group AG
2.75%, 08/08/2025(b)	GBP	150,000	182,651
0.65%, 09/10/2029(b)	EUR	100,000	87,571
0.63%, 01/18/2033(b)	EUR	248,000	192,776
Holcim Finance (Luxembourg) S.A.
2.25%, 05/26/2028(b)	EUR	200,000	211,220
0.50%, 09/03/2030(b)	EUR	100,000	88,665
Richemont International Holding S.A.
1.00%, 03/26/2026(b)(c)	EUR	150,000	155,701
1.50%, 03/26/2030(b)	EUR	100,000	103,741
2.00%, 03/26/2038(b)	EUR	200,000	203,046
UBS AG
0.01%, 03/31/2026(b)	EUR	200,000	197,171
0.50%, 03/31/2031(b)	EUR	200,000	179,886
UBS Group AG
1.50%, 11/30/2024(b)	EUR	100,000	106,326
1.25%, 09/01/2026(b)	EUR	200,000	204,042
0.88%, 11/03/2031(b)	EUR	200,000	179,896

			2,809,573

United Kingdom-20.08%
ABP Finance PLC, 6.25%, 12/14/2026(b)(c)	GBP	200,000	285,356
Annington Funding PLC
2.65%, 07/12/2025(b)	GBP	200,000	246,103
3.18%, 07/12/2029(b)	GBP	150,000	181,667
3.69%, 07/12/2034(b)	GBP	200,000	242,538
3.94%, 07/12/2047(b)	GBP	200,000	238,755
Barclays PLC
3.13%, 01/17/2024(b)	GBP	450,000	563,061
3.00%, 05/08/2026(b)	GBP	200,000	244,711
3.25%, 02/12/2027(b)	GBP	450,000	552,522
BAT International Finance PLC
7.25%, 03/12/2024	GBP	100,000	134,060
4.00%, 09/04/2026(b)	GBP	250,000	314,012
2.25%, 06/26/2028(b)	GBP	140,000	154,705
2.25%, 01/16/2030(b)	EUR	200,000	188,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount		Value
United Kingdom-(continued)
6.00%, 11/24/2034(b)	GBP	150,000	$194,235
2.25%, 09/09/2052(b)	GBP	200,000	137,381
BG Energy Capital PLC, 5.00%, 11/04/2036(b)	GBP	250,000	354,916
Blend Funding PLC
3.46%, 09/21/2047(b)(c)	GBP	200,000	251,080
2.92%, 04/05/2054(b)	GBP	100,000	113,127
BP Capital Markets PLC
2.97%, 02/27/2026(b)	EUR	100,000	111,001
1.57%, 02/16/2027(b)	EUR	200,000	208,737
2.52%, 04/07/2028(b)	EUR	100,000	108,880
1.23%, 05/08/2031(b)	EUR	100,000	96,010
2.82%, 04/07/2032(b)	EUR	200,000	218,508
British Telecommunications PLC
1.00%, 11/21/2024(b)	EUR	100,000	104,554
1.75%, 03/10/2026(b)	EUR	200,000	210,708
1.50%, 06/23/2027(b)	EUR	100,000	102,876
5.75%, 12/07/2028(b)	GBP	150,000	210,487
3.13%, 11/21/2031(b)	GBP	200,000	238,142
6.38%, 06/23/2037(b)	GBP	150,000	226,405
Cadent Finance PLC
2.13%, 09/22/2028(b)(c)	GBP	250,000	294,561
2.63%, 09/22/2038(b)	GBP	200,000	213,420
2.75%, 09/22/2046(b)(c)	GBP	300,000	307,737
CCEP Finance Ireland DAC, 0.88%, 05/06/2033(b)	EUR	100,000	88,662
Centrica PLC
4.38%, 03/13/2029(b)	GBP	250,000	332,248
7.00%, 09/19/2033(b)	GBP	172,000	279,498
4.25%, 09/12/2044(b)	GBP	150,000	190,629
CK Hutchison Finance (16) (II) Ltd., 0.88%, 10/03/2024(b)	EUR	100,000	104,055
Clarion Funding PLC, 3.13%, 04/19/2048(b)	GBP	130,000	155,189
Community Finance Co. 1 PLC, 5.02%, 07/31/2034(c)	GBP	150,000	223,285
Connect Plus (M25) Issuer PLC, 2.61%, 03/31/2039(b)	GBP	271,893	333,077
Diageo Finance PLC
2.50%, 03/27/2032(b)(c)	EUR	100,000	108,104
2.75%, 06/08/2038(b)	GBP	100,000	118,642
easyJet FinCo B.V., 1.88%, 03/03/2028(b)	EUR	200,000	188,522
GlaxoSmithKline Capital PLC
1.25%, 05/21/2026(b)	EUR	100,000	104,922
3.38%, 12/20/2027(b)	GBP	150,000	195,120
1.25%, 10/12/2028(b)	GBP	200,000	229,557
5.25%, 12/19/2033	GBP	300,000	459,307
1.63%, 05/12/2035(b)	GBP	300,000	315,264
6.38%, 03/09/2039(c)	GBP	200,000	352,975
5.25%, 04/10/2042(b)(c)	GBP	284,000	461,560
4.25%, 12/18/2045(b)	GBP	250,000	365,775
Heathrow Funding Ltd.
7.13%, 02/14/2024(b)	GBP	200,000	266,286
6.75%, 12/03/2026(b)	GBP	250,000	358,465
6.45%, 12/10/2031(b)	GBP	250,000	382,142
5.88%, 05/13/2041(b)	GBP	200,000	309,241
4.63%, 10/31/2046(b)	GBP	200,000	271,462

	Principal Amount		Value
United Kingdom-(continued)
High Speed Rail Finance 1 PLC, 4.38%, 11/01/2038(b)(c)	GBP	150,000	$206,700
HSBC Bank PLC 5.38%, 08/22/2033(b)(c)	GBP	156,000	218,211
4.75%, 03/24/2046	GBP	200,000	269,804
HSBC Holdings PLC
0.88%, 09/06/2024(b)(c)	EUR	300,000	312,734
2.50%, 03/15/2027(b)	EUR	200,000	213,695
2.63%, 08/16/2028(b)	GBP	300,000	356,630
0.64%, 09/24/2029(b)(d)	EUR	100,000	92,716
Imperial Brands Finance Netherlands B.V., 1.75%, 03/18/2033(b)	EUR	100,000	85,870
Imperial Brands Finance PLC
8.13%, 03/15/2024(b)	GBP	200,000	272,237
5.50%, 09/28/2026(b)	GBP	150,000	200,685
4.88%, 06/07/2032(b)	GBP	200,000	251,717
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/2026(b)(c)	EUR	100,000	107,937
Lloyds Bank PLC
7.63%, 04/22/2025(b)	GBP	200,000	278,115
6.50%, 09/17/2040(b)(c)	GBP	292,000	515,380
Lloyds Banking Group PLC, 1.50%, 09/12/2027(b)	EUR	100,000	101,819
London Stock Exchange Group PLC, 1.63%, 04/06/2030(b)(c)	GBP	200,000	227,983
Motability Operations Group PLC
3.63%, 03/10/2036(b)	GBP	150,000	198,649
2.38%, 07/03/2039(b)	GBP	200,000	224,305
2.13%, 01/18/2042(b)	GBP	100,000	105,807
Nationwide Building Society
0.25%, 07/22/2025(b)(c)	EUR	200,000	201,873
3.25%, 01/20/2028(b)	GBP	200,000	253,024
NatWest Markets PLC
1.00%, 05/28/2024(b)	EUR	200,000	209,649
2.75%, 04/02/2025(b)	EUR	100,000	108,711
0.13%, 11/12/2025(b)	EUR	100,000	99,291
0.13%, 06/18/2026(b)(c)	EUR	200,000	194,626
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/2032(b)	GBP	125,000	141,606
Rio Tinto Finance PLC, 4.00%, 12/11/2029(b)	GBP	150,000	199,908
Santander UK Group Holdings PLC, 3.63%, 01/14/2026(b)	GBP	150,000	188,713
Scottish Widows Ltd., 7.00%, 06/16/2043(b)(c)	GBP	250,000	393,942
Sky Ltd., 2.50%, 09/15/2026(b)	EUR	100,000	109,252
Society of Lloyd’s, 4.75%, 10/30/2024(b)	GBP	200,000	257,672
SSE PLC, 8.38%, 11/20/2028(b)	GBP	183,000	297,076
Standard Chartered PLC
5.13%, 06/06/2034(b)	GBP	200,000	264,343
4.38%, 01/18/2038(b)	GBP	100,000	138,015
T.H.F.C. (Funding No.3) PLC, 5.20%, 10/11/2043(b)(c)	GBP	300,000	475,384
Thames Water Utilities Finance PLC
5.13%, 09/28/2037(b)(c)	GBP	150,000	217,093
5.50%, 02/11/2041(b)	GBP	200,000	306,824
Unilever Finance Netherlands B.V., 1.75%, 03/25/2030(b)(c)	EUR	150,000	158,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2022

(Unaudited)

	Principal Amount		Value
United Kingdom-(continued)
University of Oxford, 2.54%, 12/08/2117(b)	GBP	300,000	$327,816
Vodafone Group PLC
1.88%, 09/11/2025(b)	EUR	100,000	106,929
1.13%, 11/20/2025(b)	EUR	100,000	103,991
2.20%, 08/25/2026(b)	EUR	200,000	215,436
1.63%, 11/24/2030(b)	EUR	100,000	100,148
1.60%, 07/29/2031(b)	EUR	151,000	148,643
3.38%, 08/08/2049(b)	GBP	200,000	223,795
3.00%, 08/12/2056(b)(c)	GBP	300,000	302,253
Wellcome Trust Finance PLC, 4.63%, 07/25/2036(b)(c)	GBP	150,000	230,217
Wellcome Trust Ltd. (The)
1.50%, 07/14/2071(b)	GBP	300,000	254,530
2.52%, 02/07/2118(b)(c)	GBP	200,000	212,977
Western Power Distribution West Midlands PLC, 5.75%, 04/16/2032(b)	GBP	325,000	484,943
Westfield Stratford City Finance No. 2 PLC, 1.64%, 08/04/2026(b)	GBP	250,000	300,700

			24,711,047

United States-2.06%
American Honda Finance Corp., 1.95%, 10/18/2024	EUR	100,000	107,174
Medtronic Global Holdings S.C.A.
0.38%, 10/15/2028	EUR	200,000	192,137
1.63%, 03/07/2031(c)	EUR	150,000	152,432
0.75%, 10/15/2032	EUR	100,000	90,645
1.38%, 10/15/2040	EUR	100,000	82,740
1.63%, 10/15/2050	EUR	100,000	77,458
Nestle Finance International Ltd.
1.13%, 04/01/2026(b)	EUR	100,000	104,948
1.50%, 04/01/2030(b)	EUR	100,000	104,429
0.38%, 05/12/2032(b)	EUR	200,000	183,849
Stellantis N.V. 3.38%, 07/07/2023(b)(c)	EUR	200,000	216,292

Investment Abbreviations:

AUD-Australian Dollar

CAD-Canadian Dollar

EUR-Euro

GBP-British Pound Sterling

JPY-Japanese Yen

SEK-Swedish Krona

	Principal Amount		Value
United States-(continued)
3.75%, 03/29/2024(b)(c)	EUR	125,000	$137,217
3.88%, 01/05/2026(b)	EUR	100,000	111,420
2.75%, 05/15/2026(b)	EUR	100,000	107,320
0.63%, 03/30/2027(b)(c)	EUR	200,000	193,320
4.50%, 07/07/2028(b)(c)	EUR	100,000	115,240
0.75%, 01/18/2029(b)(c)	EUR	200,000	184,183
1.25%, 06/20/2033(b)	EUR	100,000	83,668
Toyota Motor Credit Corp.
0.25%, 07/16/2026(b)(c)	EUR	200,000	199,036
0.13%, 11/05/2027(b)	EUR	100,000	96,107

			2,539,615

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.94% (Cost $142,950,862)			121,768,714

		Shares
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-10.75%
Invesco Private Government Fund, 0.40%(e)(f)(g)		3,968,332	3,968,332
Invesco Private Prime Fund, 0.35%(e)(f)(g)		9,255,846	9,255,846

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,224,365)			13,224,178

TOTAL INVESTMENTS IN SECURITIES-109.69% (Cost $156,175,227)			134,992,892
OTHER ASSETS LESS LIABILITIES-(9.69)%			(11,919,909)

NET ASSETS-100.00%			$123,072,983

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

Invesco International Corporate Bond ETF (PICB)–(continued)

April 30, 2022

(Unaudited)

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2022 was $93,990,488, which represented 76.37% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$516,859	$7,753,078	$(8,269,937)	$-	$-	$-	$31
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,739,564	8,340,411	(6,111,643)	-	-	3,968,332	2,272	*
Invesco Private Prime Fund	4,058,983	17,552,901	(12,352,849)	(187)	(3,002)	9,255,846	6,078	*

Total	$6,315,406	$33,646,390	$(26,734,429)	$(187)	$(3,002)	$13,224,178	$8,381

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)
as of April 30, 2022

Financials	46.33

Utilities	9.73

Communication Services	8.94

Energy	6.76

Industrials	6.40

Consumer Discretionary	6.27

Consumer Staples	5.11

Health Care	4.71

Sector Types Each Less Than 3%	4.69

Money Market Funds Plus Other Assets Less Liabilities	1.06

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

Statements of Assets and Liabilities

April 30, 2022

(Unaudited)

		Invesco
	Invesco Emerging	Global Short Term	Invesco International
	Markets Sovereign	High Yield Bond	Corporate Bond
	Debt ETF (PCY)	ETF (PGHY)	ETF (PICB)
Assets:
Unaffiliated investments in securities, at value(a)	$1,919,099,578	$184,294,523	$121,768,714
Affiliated investments in securities, at value	190,895,051	18,418,797	13,224,178
Cash	5,591,880	694,571	-
Foreign currencies, at value	-	803	393,898
Deposits with brokers:
Cash segregated as collateral	414,161	-	70,684
Receivable for:
Dividends and interest	35,068,967	2,912,123	1,136,548
Securities lending	52,729	9,473	1,534
Investments sold	59,448,575	943,912	1,701,702
Fund shares sold	490,141	-	-
Foreign tax reclaims	-	-	51,967
Investments matured, at value	-	1,824,302	-

Total assets	2,211,061,082	209,098,504	138,349,225

Liabilities:
Due to custodian	-	-	250,621
Payable for:
Investments purchased	61,365,525	2,127,567	1,673,624
Collateral upon return of securities loaned	187,364,229	16,505,747	13,224,365
Collateral upon receipt of securities in-kind	414,161	-	70,684
Fund shares repurchased	4,898,859	-	-
Accrued unitary management fees	865,926	56,088	56,948

Total liabilities	254,908,700	18,689,402	15,276,242

Net Assets	$1,956,152,382	$190,409,102	$123,072,983

Net assets consist of:
Shares of beneficial interest	$3,182,501,995	$236,142,680	$146,042,382
Distributable earnings (loss)	(1,226,349,613)	(45,733,578)	(22,969,399)

Net Assets	$1,956,152,382	$190,409,102	$123,072,983

Shares outstanding (unlimited amount authorized, $0.01 par value)	94,800,000	9,600,000	5,250,000
Net asset value	$20.63	$19.83	$23.44

Market price	$20.36	$19.69	$23.34

Unaffiliated investments in securities, at cost	$2,366,035,121	$196,013,574	$142,950,862

Affiliated investments in securities, at cost	$190,885,908	$18,418,792	$13,224,365

Foreign currencies, at cost	$-	$830	$403,591

Investments matured, at cost	$-	$8,507,919	$-

(a) Includes securities on loan with an aggregate value of:	$155,565,547	$15,290,480	$11,904,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

Statements of Operations

For the six months ended April 30, 2022

(Unaudited)

		Invesco
	Invesco Emerging	Global Short Term	Invesco International
	Markets Sovereign	High Yield Bond	Corporate Bond
	Debt ETF (PCY)	ETF (PGHY)	ETF (PICB)
Investment income:
Unaffiliated interest income	$73,103,899	$4,987,349	$1,000,811
Unaffiliated dividend income	-	7,620	-
Affiliated dividend income	5,886	2,125	31
Securities lending income	147,841	56,702	6,186
Foreign withholding tax	-	-	(435)

Total investment income	73,257,626	5,053,796	1,006,593

Expenses:
Unitary management fees	6,010,611	387,355	351,704

Less: Waivers	(801)	(245)	(3)

Net expenses	6,009,810	387,110	351,701

Net investment income	67,247,816	4,666,686	654,892

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(249,803,074)	(11,266,298)	(1,416,222)
Affiliated investment securities	(25,985)	(5,363)	(3,002)
In-kind redemptions	(5,550,667)	(2,093,661)	(801,413)
Foreign currencies	-	(349)	(69,041)

Net realized gain (loss)	(255,379,726)	(13,365,671)	(2,289,678)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(348,392,063)	(4,714,411)	(23,880,990)
Affiliated investment securities	9,142	5	(187)
Foreign currencies	-	(20)	(70,843)

Change in net unrealized appreciation (depreciation)	(348,382,921)	(4,714,426)	(23,952,020)

Net realized and unrealized gain (loss)	(603,762,647)	(18,080,097)	(26,241,698)

Net increase (decrease) in net assets resulting from operations	$(536,514,831)	$(13,413,411)	$(25,586,806)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

(This Page Intentionally Left Blank)

29

Statements of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco Emerging
	Markets Sovereign		Invesco Global Short Term High
	Debt ETF (PCY)		Yield Bond ETF (PGHY)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	April 30,	October 31,	April 30,	October 31,
	2022	2021	2022	2021
Operations:
Net investment income	$67,247,816	$125,519,125	$4,666,686	$9,908,902
Net realized gain (loss)	(255,379,726)	56,620,363	(13,365,671)	(820,726)
Change in net unrealized appreciation (depreciation)	(348,382,921)	(70,951,580)	(4,714,426)	1,773,806

Net increase (decrease) in net assets resulting from operations	(536,514,831)	111,187,908	(13,413,411)	10,861,982

Distributions to Shareholders from:
Distributable earnings	(63,588,161)	(128,603,511)	(5,599,996)	(9,921,771)
Return of capital	-	-	-	(1,754,213)

Total distributions to shareholders	(63,588,161)	(128,603,511)	(5,599,996)	(11,675,984)

Shareholder Transactions:
Proceeds from shares sold	334,731,424	1,140,175,565	-	40,821,537
Value of shares repurchased	(502,391,553)	(1,074,290,505)	(26,940,121)	-
Transaction fees	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(167,660,129)	65,885,060	(26,940,121)	40,821,537

Net increase (decrease) in net assets	(767,763,121)	48,469,457	(45,953,528)	40,007,535

Net assets:
Beginning of period	2,723,915,503	2,675,446,046	236,362,630	196,355,095

End of period	$1,956,152,382	$2,723,915,503	$190,409,102	$236,362,630

Changes in Shares Outstanding:
Shares sold	13,800,000	41,300,000	-	1,850,000
Shares repurchased	(20,800,000)	(39,000,000)	(1,350,000)	-
Shares outstanding, beginning of period	101,800,000	99,500,000	10,950,000	9,100,000

Shares outstanding, end of period	94,800,000	101,800,000	9,600,000	10,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

Invesco International Corporate
Bond ETF (PICB)
Six Months Ended	Year Ended
April 30,	October 31,
2022	2021

$654,892	$1,139,209
(2,289,678)	4,831,221
(23,952,020)	(4,047,648)

(25,586,806)	1,922,782

(1,184,912)	(1,301,115)
-	-

(1,184,912)	(1,301,115)

42,731,920	42,457,100
(15,883,732)	(38,131,756)
17,214	7,455

26,865,402	4,332,799

93,684	4,954,466

122,979,299	118,024,833

$123,072,983	$122,979,299

1,550,000	1,450,000
(650,000)	(1,300,000)
4,350,000	4,200,000

5,250,000	4,350,000

31

Financial Highlights

Invesco Emerging Markets Sovereign Debt ETF (PCY)

	Six Months Ended
	April 30,
	2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$26.76		$26.89	$29.12	$26.20	$29.62	$29.81

Net investment income(a)	0.68		1.23	1.28	1.41	1.26	1.45
Net realized and unrealized gain (loss) on investments	(6.17)		(0.10)	(2.20)	2.93	(3.42)	(0.17)

Total from investment operations	(5.49)		1.13	(0.92)	4.34	(2.16)	1.28

Distributions to shareholders from:
Net investment income	(0.64)		(1.26)	(1.31)	(1.42)	(1.26)	(1.46)
Return of capital	-		-	-	-	-	(0.01)

Total distributions	(0.64)		(1.26)	(1.31)	(1.42)	(1.26)	(1.47)

Net asset value at end of period	$20.63		$26.76	$26.89	$29.12	$26.20	$29.62

Market price at end of period(b)	$20.36		$26.73	$26.81	$29.13	$26.13	$29.62

Net Asset Value Total Return(c)	(20.83)%		4.17%	(3.07)%	16.91%	(7.42)%	4.49%
Market Price Total Return(c)	(21.76)%		4.38%	(3.38)%	17.28%	(7.66)%	4.88%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,956,152		$2,723,916	$2,675,446	$3,535,387	$3,704,365	$4,970,710
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.59	%(d)	4.47%	4.63%	5.03%	4.51%	4.98%
Portfolio turnover rate(e)	25%		41%	28%	28%	54%	30%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

Financial Highlights–(continued)

Invesco Global Short Term High Yield Bond ETF (PGHY)

	Six Months Ended
	April 30,
	2022		Years Ended October 31,
	(Unaudited)		2021	2020	2019	2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$21.59		$21.58	$22.82	$23.14	$24.14	$24.16

Net investment income(a)	0.44		0.96	1.18	1.20	1.24	1.34
Net realized and unrealized gain (loss) on investments	(1.68)		0.18	(1.20)	(0.32)	(1.00)	0.02

Total from investment operations	(1.24)		1.14	(0.02)	0.88	0.24	1.36

Distributions to shareholders from:
Net investment income	(0.52)		(0.96)	(1.19)	(1.20)	(1.24)	(1.37)
Return of capital	-		(0.17)	(0.03)	-	-	(0.01)

Total distributions	(0.52)		(1.13)	(1.22)	(1.20)	(1.24)	(1.38)

Net asset value at end of period	$19.83		$21.59	$21.58	$22.82	$23.14	$24.14

Market price at end of period(b)	$19.69		$21.62	$21.59	$22.81	$23.03	$24.19

Net Asset Value Total Return(c)	(5.82)%		5.33%	0.02%	3.90%	1.05%	5.76%
Market Price Total Return(c)	(6.61)%		5.42%	0.15%	4.36%	0.36%	5.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$190,409		$236,363	$196,355	$230,477	$216,400	$222,093
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	4.22	%(d)	4.36%	5.39%	5.21%	5.25%	5.52%
Portfolio turnover rate(e)	33%		59%	54%	57%	42%	38%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

Financial Highlights–(continued)

Invesco International Corporate Bond ETF (PICB)

	Six Months Ended April 30, 2022 (Unaudited)		Years Ended October 31,
			2021	2020	2019		2018	2017
Per Share Operating Performance:
Net asset value at beginning of period	$28.27		$28.10	$26.96	$25.31		$26.88	$25.08

Net investment income(a)	0.12		0.29	0.34	0.39		0.43	0.42
Net realized and unrealized gain (loss) on investments	(4.72)		0.20	1.13	1.65		(1.57)	1.80

Total from investment operations	(4.60)		0.49	1.47	2.04		(1.14)	2.22

Distributions to shareholders from:
Net investment income	(0.14)		(0.29)	(0.34)	(0.23)		(0.43)	(0.23)
Net realized gains	(0.09)		(0.03)	-	-		-	-
Return of capital	-		-	-	(0.16)		-	(0.19)

Total distributions	(0.23)		(0.32)	(0.34)	(0.39)		(0.43)	(0.42)

Transaction fees(a)	0.00	(b)	0.00 (b)	0.01	0.00	(b)	-	0.00 (b)

Net asset value at end of period	$23.44		$28.27	$28.10	$26.96		$25.31	$26.88

Market price at end of period(c)	$23.34		$28.31	$28.15	$26.84		$25.28	$26.89

Net Asset Value Total Return(d)	(16.35)%		1.73%	5.57%	8.12%		(4.31)%	8.95%
Market Price Total Return(d)	(16.83)%		1.69%	6.24%	7.77%		(4.46)%	9.25%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$123,073		$122,979	$118,025	$111,878		$118,969	$159,963
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.51	%(f)	0.50%	0.50%
Net investment income	0.93	%(e)	0.99%	1.27%	1.49	%(f)	1.58%	1.62%
Portfolio turnover rate(g)	6%		22%	22%	23%		12%	14%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)	Annualized.
(f)	Ratios include non-recurring costs associated with a proxy statement of 0.01%.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2022

(Unaudited)

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Short Name
Invesco Emerging Markets Sovereign Debt ETF (PCY)	“Emerging Markets Sovereign Debt ETF”
Invesco Global Short Term High Yield Bond ETF (PGHY)	“Global Short Term High Yield Bond ETF”
Invesco International Corporate Bond ETF (PICB)	“International Corporate Bond ETF”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of each Fund are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Emerging Markets Sovereign Debt ETF	DBIQ Emerging Market USD Liquid Balanced Index
Global Short Term High Yield Bond ETF	DB Global Short Maturity High Yield Bond Index
International Corporate Bond ETF	S&P International Corporate Bond Index®

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact

35

in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

36

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in each Fund’s financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated,

37

unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, there were no affiliated transactions with Invesco.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase this risk.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal

38

funds and equivalent foreign rates at, near or below zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. However, in response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing. Because there is little precedent for this situation, it is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of a Fund’s investments and share price may decline.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt.If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Foreign Fixed-Income Investment Risk. For certain Funds, investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.

Geographic Concentration Risk. A natural or other disaster could occur in a geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific geographic region and adversely impact the Fund’s investments in the affected region.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If a Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

39

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Investment Grade Securities Risk. Non-investment grade securities (commonly known as “junk bonds”) and unrated securities of comparable credit quality are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, a Fund may incur additional expenses to seek recovery.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Emerging Markets Sovereign Debt ETF	0.50%
Global Short Term High Yield Bond ETF	0.35%
International Corporate Bond ETF	0.50%

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Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2022, the Adviser waived fees for each Fund in the following amounts:

Emerging Markets Sovereign Debt ETF	$801
Global Short Term High Yield Bond ETF	245
International Corporate Bond ETF	3

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Emerging Markets Sovereign Debt ETF	Deutsche Bank Securities Inc.
Global Short Term High Yield Bond ETF	Deutsche Bank Securities Inc.
International Corporate Bond ETF	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the six months ended April 30, 2022, the following Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Global Short Term High Yield Bond ETF	$450,000	$-	$-

NOTE 5–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information .

The following is a summary of the tiered valuation input levels, as of April 30, 2022, for each Fund (except for International Corporate Bond ETF). As of April 30, 2022, all of the securities in International Corporate Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an

41

indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Emerging Markets Sovereign Debt ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,919,099,578	$-	$1,919,099,578
Money Market Funds	3,521,679	187,373,372	-	190,895,051

Total Investments	$3,521,679	$2,106,472,950	$-	$2,109,994,629

Global Short Term High Yield Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$183,700,209	$-	$183,700,209
Preferred Stocks	-	260,667	1,560	262,227
Non-U.S. Dollar Denominated Bonds & Notes	-	209,461	-	209,461
Common Stocks & Other Equity Interests	-	100,289	22,337	122,626
Variable Rate Senior Loan Interests	-	-	0	0
Money Market Funds	1,913,045	16,505,752	-	18,418,797

Total Investments in Securities	1,913,045	200,776,378	23,897	202,713,320

Other Investments - Assets
Investments Matured	-	1,361,996	462,306	1,824,302

Total Investments	$1,913,045	$202,138,374	$486,203	$204,537,622

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total*
Emerging Markets Sovereign Debt ETF	$192,181,682	$328,476,139	$520,657,821
Global Short Term High Yield Bond ETF	1,485,790	11,535,394	13,021,184
International Corporate Bond ETF	-	-	-

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7–Investment Transactions

For the six months ended April 30, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Emerging Markets Sovereign Debt ETF	$592,745,513	$622,671,357
Global Short Term High Yield Bond ETF	68,518,520	68,220,108
International Corporate Bond ETF	15,503,478	8,033,542

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For the six months ended April 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales
Emerging Markets Sovereign Debt ETF	$297,034,179	$431,227,369
Global Short Term High Yield Bond ETF	-	22,125,596
International Corporate Bond ETF	35,171,984	15,704,668

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes. As of April 30, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Emerging Markets Sovereign Debt ETF	$9,143	$(453,980,864)	$(453,971,721)	$2,563,966,350
Global Short Term High Yield Bond ETF	316,147	(18,729,531)	(18,413,384)	222,951,006
International Corporate Bond ETF	9,111	(21,207,003)	(21,197,892)	156,190,784

NOTE 8–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 9–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco Emerging Markets Sovereign Debt ETF (PCY)
Actual	$1,000.00	$ 791.70	0.50%	$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
Invesco Global Short Term High Yield Bond ETF (PGHY)
Actual	1,000.00	941.80	0.35	1.69
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
Invesco International Corporate Bond ETF (PICB)
Actual	1,000.00	836.50	0.50	2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Approval of Investment Advisory and Sub-Advisory Contracts

At a meeting held on April 6, 2022, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for the following 74 series (each, a “Fund” and collectively, the “Funds”):

Invesco 1-30 Laddered Treasury ETF	Invesco Russell 1000 Low Beta Equal Weight ETF
Invesco California AMT-Free Municipal Bond ETF	Invesco S&P 500® Enhanced Value ETF
Invesco CEF Income Composite ETF	Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF
Invesco China Technology ETF	Invesco S&P 500® High Beta ETF
Invesco DWA Developed Markets Momentum ETF	Invesco S&P 500® High Dividend Low Volatility ETF
Invesco DWA Emerging Markets Momentum ETF	Invesco S&P 500® Low Volatility ETF
Invesco DWA SmallCap Momentum ETF	Invesco S&P 500 Minimum Variance ETF
Invesco Emerging Markets Sovereign Debt ETF	Invesco S&P 500® Momentum ETF
Invesco FTSE International Low Beta Equal Weight ETF	Invesco S&P 500 Revenue ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	Invesco S&P Emerging Markets Low Volatility ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	Invesco S&P Emerging Markets Momentum ETF
Invesco FTSE RAFI Emerging Markets ETF	Invesco S&P International Developed High Dividend LowVolatility ETF
Invesco Fundamental High Yield® Corporate Bond ETF
Invesco Fundamental Investment Grade Corporate Bond ETF	Invesco S&P International Developed Low Volatility ETF
Invesco Global Clean Energy ETF	Invesco S&P International Developed Momentum ETF
Invesco Global Short Term High Yield Bond ETF	Invesco S&P International Developed Quality ETF
Invesco Global Water ETF	Invesco S&P MidCap 400 Revenue ETF
Invesco International BuyBack Achievers™ ETF	Invesco S&P MidCap Low Volatility ETF
Invesco International Corporate Bond ETF	Invesco S&P SmallCap 600 Revenue ETF
Invesco KBW Bank ETF	Invesco S&P SmallCap Consumer Discretionary ETF
Invesco KBW High Dividend Yield Financial ETF	Invesco S&P SmallCap Consumer Staples ETF
Invesco KBW Premium Yield Equity REIT ETF	Invesco S&P SmallCap Energy ETF
Invesco KBW Property & Casualty Insurance ETF	Invesco S&P SmallCap Financials ETF
Invesco KBW Regional Banking ETF	Invesco S&P SmallCap Health Care ETF
Invesco MSCI Green Building ETF	Invesco S&P SmallCap High Dividend Low Volatility ETF
Invesco NASDAQ 100 ETF	Invesco S&P SmallCap Industrials ETF
Invesco NASDAQ Next Gen 100 ETF	Invesco S&P SmallCap Information Technology ETF
Invesco National AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Low Volatility ETF
Invesco New York AMT-Free Municipal Bond ETF	Invesco S&P SmallCap Materials ETF
Invesco Preferred ETF	Invesco S&P SmallCap Quality ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF	Invesco S&P SmallCap Utilities & Communication Services ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF	Invesco S&P Ultra Dividend Revenue ETF
Invesco PureBetaSM FTSE Emerging Markets ETF	Invesco Senior Loan ETF
Invesco PureBetaSM MSCI USA ETF	Invesco Taxable Municipal Bond ETF
Invesco PureBetaSM MSCI USA Small Cap ETF	Invesco Treasury Collateral ETF
Invesco PureBetaSM US Aggregate Bond ETF	Invesco Variable Rate Preferred ETF
Invesco Russell 1000 Enhanced Equal Weight ETF	Invesco VRDO Tax-Free ETF
Invesco Russell 1000 Equal Weight ETF

Also at the April 6, 2022 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the fees paid by the Funds and comparisons to amounts paid by other

45

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders and (vi) any further benefits realized by the Adviser or its affiliates from the Adviser’s relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and their underlying indexes for the one-year, three-year, five-year, ten-year and since-inception periods ended December 31, 2021, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s independent performance and risk management group with respect to general expected tracking error ranges. The Trustees also considered that certain Funds were created in connection with the purchases by Invesco of the exchange-traded funds (“ETFs”) businesses of Guggenheim Capital LLC (“Guggenheim”) on April 6, 2018 or May 18, 2018 and Massachusetts Mutual Life Insurance Company (“Oppenheimer”) on May 24, 2019 (each, a “Transaction”), and that each such Fund’s performance prior to the closing of the applicable Transaction is that of its predecessor Guggenheim ETF or Oppenheimer ETF. The Trustees noted that, for each applicable period, the correlation for each Fund, other than the one-year and since-inception periods for Invesco VRDO Tax-Free ETF and the one-year period for Invesco Treasury Collateral ETF, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for Invesco VRDO Tax-Free ETF’s and Invesco Treasury Collateral ETF’s level of correlation to their respective underlying indexes. The Trustees noted that, for each applicable period, the tracking error for all Funds was within the targeted range set forth in the Trust’s registration statement. The Trustees concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary advisory fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, except that each Fund pays its brokerage expenses, taxes, interest (including, for Invesco Senior Loan ETF, interest expenses associated with any draws on its line of credit), acquired fund fees and expenses, if any, litigation expenses, costs incurred in connection with proxies (except certain proxies) and other extraordinary expenses:

●	0.04% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA ETF;

●	0.05% of the Fund’s average daily net assets for Invesco PureBetaSM US Aggregate Bond ETF;

●	0.06% of the Fund’s average daily net assets for Invesco PureBetaSM MSCI USA Small Cap ETF;

●	0.07% of the Fund’s average daily net assets for Invesco PureBetaSM 0-5 Yr US TIPS ETF and Invesco PureBetaSM FTSE Developed ex-North America ETF;

●	0.08% of the Fund’s average daily net assets for Invesco Treasury Collateral ETF;

●	0.10% of the Fund’s average daily net assets for Invesco S&P 500 Minimum Variance ETF;

●	0.13% of the Fund’s average daily net assets for Invesco S&P 500 Enhanced Value ETF and Invesco S&P 500 Momentum ETF;

46

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

●	0.14% of the Fund’s average daily net assets for Invesco PureBetaSM FTSE Emerging Markets ETF;

●	0.15% of the Fund’s average daily net assets for Invesco NASDAQ 100 ETF and Invesco NASDAQ Next Gen 100 ETF;

●	0.20% of the Fund’s average daily net assets for Invesco Russell 1000 Equal Weight ETF;

●	0.22% of the Fund’s average daily net assets for Invesco Fundamental Investment Grade Corporate Bond ETF;

●

0.25% of the Fund’s average daily net assets for Invesco 1-30 Laddered Treasury ETF, Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF, Invesco S&P 500® High Beta ETF, Invesco S&P 500® Low Volatility ETF, Invesco S&P International Developed Low Volatility ETF, Invesco S&P International Developed Momentum ETF, Invesco S&P MidCap Low Volatility ETF, Invesco S&P SmallCap Low Volatility ETF and Invesco VRDO Tax-Free ETF;

●

0.28% of the Fund’s average daily net assets for Invesco California AMT-Free Municipal Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco Taxable Municipal Bond ETF;

●

0.29% of the Fund’s average daily net assets for Invesco Russell 1000 Enhanced Equal Weight ETF, Invesco S&P Emerging Markets Momentum ETF, Invesco S&P Emerging Markets Low Volatility ETF, Invesco S&P International Developed Quality ETF, Invesco S&P SmallCap Consumer Discretionary ETF, Invesco S&P SmallCap Consumer Staples ETF, Invesco S&P SmallCap Energy ETF, Invesco S&P SmallCap Financials ETF, Invesco S&P SmallCap Health Care ETF, Invesco S&P SmallCap Industrials ETF, Invesco S&P SmallCap Information Technology ETF, Invesco S&P SmallCap Materials ETF, Invesco S&P SmallCap Quality ETF and Invesco S&P SmallCap Utilities & Communication Services ETF;

●

0.30% of the Fund’s average daily net assets for Invesco S&P 500® High Dividend Low Volatility ETF, Invesco S&P SmallCap High Dividend Low Volatility ETF and Invesco S&P International Developed High Dividend Low Volatility ETF;

●

0.35% of the Fund’s average daily net assets for Invesco Global Short Term High Yield Bond ETF, Invesco KBW Bank ETF, Invesco KBW High Dividend Yield Financial ETF, Invesco KBW Premium Yield Equity REIT ETF, Invesco KBW Property & Casualty Insurance ETF, Invesco KBW Regional Banking ETF and Invesco Russell 1000 Low Beta Equal Weight ETF;

●

0.39% of the Fund’s average daily net assets for Invesco MSCI Green Building ETF, Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF and Invesco S&P Ultra Dividend Revenue ETF;

●	0.45% of the Fund’s daily net assets for Invesco FTSE International Low Beta Equal Weight ETF and Invesco FTSE RAFI Developed Markets ex-U.S. ETF;

●	0.49% of the Fund’s daily net assets for Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF and Invesco FTSE RAFI Emerging Markets ETF;

●

0.50% of the Fund’s daily net assets for Invesco CEF Income Composite ETF, Invesco Emerging Markets Sovereign Debt ETF, Invesco Fundamental High Yield® Corporate Bond ETF, Invesco International Corporate Bond ETF, Invesco Preferred ETF and Invesco Variable Rate Preferred ETF;

●	0.55% of the Fund’s daily net assets for Invesco International BuyBack AchieversTM ETF;

●	0.60% of the Fund’s daily net assets for Invesco DWA SmallCap Momentum ETF;

●	0.65% of the Fund’s daily net assets for Invesco Senior Loan ETF;

●	0.70% of the Fund’s daily net assets for Invesco China Technology ETF;

●	0.75% of the Fund’s daily net assets for Invesco Global Clean Energy ETF and Invesco Global Water ETF;

●	0.80% of the Fund’s daily net assets for Invesco DWA Developed Markets Momentum ETF; and

●	0.90% of the Fund’s daily net assets for Invesco DWA Emerging Markets Momentum ETF.

The Trustees compared each Fund’s net expense ratio to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds, as applicable. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds, as applicable, as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds were lower than the median net expense ratios of their

47

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

open-end actively-managed peer funds. The Trustees noted that a portion of each Fund’s operating expenses was attributable to a sub-license fee payable out of the unitary advisory fee charged to that Fund.

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco 1-30 Laddered Treasury ETF			X
Invesco California AMT-Free Municipal Bond ETF		N/A	X
Invesco CEF Income Composite ETF	X	N/A	X
Invesco China Technology ETF		N/A	X
Invesco DWA Developed Markets Momentum ETF			X
Invesco DWA Emerging Markets Momentum ETF			X
Invesco DWA SmallCap Momentum ETF			X
Invesco Emerging Markets Sovereign Debt ETF			X
Invesco FTSE International Low Beta Equal Weight ETF	X	X	X
Invesco FTSE RAFI Developed Markets ex-U.S. ETF			X
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF		X	X
Invesco FTSE RAFI Emerging Markets ETF	X		X
Invesco Fundamental High Yield® Corporate Bond ETF		X	X
Invesco Fundamental Investment Grade Corporate Bond ETF			X
Invesco Global Clean Energy ETF		X	X
Invesco Global Short Term High Yield Bond ETF	X	N/A	X
Invesco Global Water ETF		X	X
Invesco International BuyBack AchieversTM ETF			X
Invesco International Corporate Bond ETF			X
Invesco KBW Bank ETF	X		X
Invesco KBW High Dividend Yield Financial ETF	X		X
Invesco KBW Premium Yield Equity REIT ETF	X		X
Invesco KBW Property & Casualty Insurance ETF	X		X
Invesco KBW Regional Banking ETF	X		X
Invesco MSCI Green Building ETF		X	X
Invesco NASDAQ 100 ETF	X		X
Invesco NASDAQ Next Gen 100 ETF	X		X
Invesco National AMT-Free Municipal Bond ETF			X
Invesco New York AMT-Free Municipal Bond ETF		N/A	X
Invesco Preferred ETF		N/A	X
Invesco PureBetaSM 0-5 Yr US TIPS ETF	X		X
Invesco PureBetaSM FTSE Developed ex-North America ETF	X	X	X
Invesco PureBetaSM FTSE Emerging Markets ETF	X	X	X
Invesco PureBetaSM MSCI USA ETF	X	X	X
Invesco PureBetaSM MSCI USA Small Cap ETF	X	X	X
Invesco PureBetaSM US Aggregate Bond ETF	X	X	X
Invesco Russell 1000 Enhanced Equal Weight ETF			X
Invesco Russell 1000 Equal Weight ETF	X		X
Invesco Russell 1000 Low Beta Equal Weight ETF			X
Invesco S&P 500 Enhanced Value ETF	X	X	X
Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF	X		X
Invesco S&P 500® High Beta ETF	X		X
Invesco S&P 500® High Dividend Low Volatility ETF	X	X	X

48

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Invesco Fund	Equal to/Lower than ETF Peer Median	Equal to/Lower than Open-End Index Fund Peer Median*	Lower than Open-End Active Fund Peer Median
Invesco S&P 500® Low Volatility ETF	X		X
Invesco S&P 500 Minimum Variance ETF	X	X	X
Invesco S&P 500 Momentum ETF	X	X	X
Invesco S&P 500 Revenue ETF			X
Invesco S&P Emerging Markets Low Volatility ETF	X		X
Invesco S&P Emerging Markets Momentum ETF	X		X
Invesco S&P International Developed High Dividend Low Volatility ETF	X	X	X
Invesco S&P International Developed Low Volatility ETF	X		X
Invesco S&P International Developed Momentum ETF	X	N/A	X
Invesco S&P International Developed Quality ETF	X	N/A	X
Invesco S&P MidCap 400 Revenue ETF			X
Invesco S&P MidCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap 600 Revenue ETF		X	X
Invesco S&P SmallCap Consumer Discretionary ETF	X		X
Invesco S&P SmallCap Consumer Staples ETF	X		X
Invesco S&P SmallCap Energy ETF	X		X
Invesco S&P SmallCap Financials ETF	X		X
Invesco S&P SmallCap Health Care ETF	X		X
Invesco S&P SmallCap High Dividend Low Volatility ETF	X	X	X
Invesco S&P SmallCap Industrials ETF	X		X
Invesco S&P SmallCap Information Technology ETF	X		X
Invesco S&P SmallCap Low Volatility ETF	X	X	X
Invesco S&P SmallCap Materials ETF	X		X
Invesco S&P SmallCap Quality ETF	X	X	X
Invesco S&P SmallCap Utilities & Communication Services ETF	X	X	X
Invesco S&P Ultra Dividend Revenue ETF		X	X
Invesco Senior Loan ETF	X	N/A	X
Invesco Taxable Municipal Bond ETF		N/A	X
Invesco Treasury Collateral ETF	X		X
Invesco Variable Rate Preferred ETF		X	X
Invesco VRDO Tax-Free ETF		N/A	X

*

The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of Invesco 1-30 Laddered Treasury ETF, Invesco California AMT-Free Municipal Bond ETF, Invesco DWA Developed Markets Momentum ETF, Invesco Global Clean Energy ETF, Invesco International Corporate Bond ETF, Invesco National AMT-Free Municipal Bond ETF, Invesco New York AMT-Free Municipal Bond ETF and Invesco VRDO Tax-Free ETF’s advisory fees and total expenses and the Lipper peer data. The Adviser explained its view that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, particularly in light of the level and nature of services provided and the investment management style of the Adviser. The Trustees also considered the Adviser’s statements regarding its pricing philosophy and the differing pricing philosophy of certain of the peers.

The Trustees noted information, including fee information, provided by the Adviser regarding other investment products to which it provides investment advisory services, including products that have investment strategies comparable to certain of the Funds. The Trustees considered the Adviser’s explanation of the differences between the services provided to the Funds and to the other investment products it advises, noting the Adviser’s statement that the management and oversight of the Funds requires substantially more labor and expense.

49

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

Based on all of the information provided, the Board concluded that each Fund’s unitary advisory fee was reasonable and appropriate in light of the services provided, the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser.

In conjunction with their review of the unitary advisory fees, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the unitary advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund and concluded that the unitary advisory fee was reasonable and appropriate.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits it receives from its relationship with the Funds, and noted that the Adviser does not have any soft-dollar arrangements. The Trustees also considered benefits received by affiliates of the Adviser that may be directly or indirectly attributed to the Adviser’s relationship with the Funds, including brokerage fees, advisory fees for money market cash management vehicles and fees as the Funds’ direct securities lending agent. The Trustees also considered that Invesco Distributors, Inc., an affiliate of the Adviser, serves as each Fund’s distributor and is paid a distribution fee by the Adviser. The Board concluded that each Fund’s unitary advisory fee was reasonable, taking into account any ancillary benefits received by affiliates of the Adviser.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF at a meeting held on April 6, 2022. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement. The Board reviewed the qualifications and background of each Sub-Adviser, the services provided or to be provided by each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage Invesco Senior Loan ETF’s and Invesco Treasury Collateral ETF’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of Invesco Senior Loan ETF and Invesco Treasury Collateral ETF and noted that the Adviser compensates the Sub-Advisers from its fee.

50

Approval of Investment Advisory and Sub-Advisory Contracts–(continued)

The Trustees also reviewed the financial statements provided by Invesco Senior Secured Management, Inc., in connection with the March 15 and April 6, 2022 Board meetings, and Invesco Advisers, Inc., in connection with the April 6, 2022 meeting, and noted the net income generated by each firm. The Trustees noted that the Adviser compensates the Sub-Advisers from its fee and that the Adviser provided profitability information with respect to Invesco Senior Loan ETF and Invesco Treasury Collateral ETF.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, the Trustees considered the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rates for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF were reasonable in relation to the asset size of the Funds and concluded that the flat sub-advisory fee rates were reasonable and appropriate.

Fall-out Benefits. The Trustees noted that Invesco Advisers, Inc. receives management fees from money market funds into which the Funds’ and other Invesco ETFs’ excess cash and securities lending collateral may be invested, and that the Adviser waives its fees with respect to each Fund in an amount equal to the fees received by Invesco Advisers, Inc. on the Fund’s excess cash invested in the money market funds. The Trustees also noted the fees received by Invesco Advisers, Inc. in its capacity as the direct securities lending agent for the Invesco ETFs. The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with Invesco Senior Loan ETF and Invesco Treasury Collateral ETF, and that the Sub-Advisers generally do not use or generate soft-dollars with respect to the Funds. The Board concluded that the sub-advisory fee with respect to each Fund was reasonable, taking into account any ancillary benefits received by the Sub-Advisers.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for Invesco Senior Loan ETF and Invesco Treasury Collateral ETF. No single factor was determinative in the Board’s analysis.

51

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PS-SAR-9	invesco.com/ETFs

Invesco Semi-Annual Report to Shareholders April 30, 2022 BLKC Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF SATO Invesco Alerian Galaxy Crypto Economy ETF

2

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program is reasonably designed to assess and manage the Funds’ liquidity risk, which is the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests in the Funds. The Board of Trustees of the Funds (the “Board”) has appointed Invesco Capital Management LLC (“Invesco”), the Funds’ investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco and its affiliates.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Funds’ liquidity risk that takes into account, as relevant to the Funds’ liquidity risk: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements; (4) the relationship between the Funds’ portfolio liquidity and the way in which, and the prices and spreads at which, Fund shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants; and (5) the effect of the composition of baskets on the overall liquidity of each Fund’s portfolio. The Liquidity Rule also requires the classification of each Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. Each Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, a Fund may not acquire an investment if, immediately after the acquisition, over 15% of such Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of such Fund’s assets.

At a meeting held on March 15, 2022, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Funds and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Funds’ liquidity risk and was operated effectively to achieve that goal;

•	Each Fund’s investment strategy remained appropriate for an open-end fund;

•	Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

•	The Funds did not breach the 15% limit on Illiquid Investments; and

•	The Funds primarily held Highly Liquid Investments and therefore have not adopted an HLIM.

3

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

April 30, 2022

(Unaudited)

Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-84.35%
Australia-2.36%
BHP Group Ltd.	1,304	$44,083
Iris Energy Ltd.(b)(c)	3,555	30,893

		74,976

Canada-8.39%
BIGG Digital Assets, Inc.(b)	85,849	35,601
Bitfarms Ltd.(b)(c)	15,133	43,583
Hive Blockchain Technologies Ltd.(b)	26,443	39,104
Hut 8 Mining Corp.(b)(c)	10,190	36,517
Royal Bank of Canada	463	47,005
Sphere 3D Corp.(b)	24,405	33,435
Voyager Digital Ltd.(b)	9,482	31,605

		266,850

China-10.18%
Alibaba Group Holding Ltd., ADR(b)	478	46,409
Bit Digital, Inc.(b)	15,756	31,985
BIT Mining Ltd., ADR(b)	18,037	30,122
Canaan, Inc., ADR(b)(c)	9,562	36,336
Ebang International Holdings, Inc., A Shares(b)(c)	42,212	39,257
Meitu, Inc.(b)(c)(d)	398,168	47,249
SOS Ltd., ADR(b)	102,969	43,473
Tencent Holdings Ltd.	1,042	48,881

		323,712

Germany-2.84%
Bitcoin Group SE(b)	1,201	47,474
Northern Data AG(b)	836	42,941

		90,415

Hong Kong-1.31%
EQONEX Ltd.(b)(c)	26,924	41,732

Netherlands-1.55%
Shell PLC	1,829	49,427

Norway-1.44%
Aker ASA, Class A	554	45,619

Taiwan-1.45%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	496	46,093

United Kingdom-1.47%
Argo Blockchain PLC(b)	57,776	46,587

United States-53.36%
Accenture PLC, Class A	146	43,853
Advanced Micro Devices, Inc.(b)	481	41,135
Alphabet, Inc., Class A(b)	18	41,079
Amazon.com, Inc.(b)	16	39,770
Bakkt Holdings, Inc.(b)(c)	9,630	36,787
Bank of America Corp.	1,264	45,099
BitNile Holdings, Inc.(b)	79,150	32,000
Block, Inc., Class A(b)	396	39,418
BTCS, Inc.(b)	12,509	41,405
Cisco Systems, Inc.	912	44,670
Citigroup, Inc.	995	47,969
Cleanspark, Inc.(b)(c)	4,469	29,004
Coinbase Global, Inc., Class A(b)	300	33,813
Core Scientific, Inc.(b)	6,041	35,702

	Shares	Value
United States-(continued)
Galaxy Digital Holdings Ltd.(b)(c)	3,457	$38,004
GreenBox POS(b)(c)	11,691	42,204
Greenidge Generation Holdings, Inc.(b)	5,736	35,965
Honeywell International, Inc.	258	49,926
Intel Corp.	1,047	45,639
Intuit, Inc.	101	42,294
JPMorgan Chase & Co.	380	45,357
Marathon Digital Holdings, Inc.(b)(c)	2,095	32,682
Mastercard, Inc., Class A	142	51,600
Meta Platforms, Inc., Class A(b)	224	44,905
Microsoft Corp.	165	45,791
MicroStrategy, Inc., Class A(b)(c)	108	38,250
Nestle S.A.	377	48,778
NVIDIA Corp.	206	38,207
Oracle Corp.	612	44,921
QUALCOMM, Inc.	358	50,009
Riot Blockchain, Inc.(b)(c)	2,857	28,970
salesforce.com, inc.(b)	249	43,809
Silvergate Capital Corp., Class A(b)	383	44,796
Soluna Holdings, Inc.(b)	4,755	40,465
Stronghold Digital Mining, Inc., Class A(b)(c)	9,879	38,528
Terawulf, Inc.(b)	6,155	23,327
Tesla, Inc.(b)	47	40,926
Texas Instruments, Inc.	280	47,670
Verizon Communications, Inc.	945	43,753
Visa, Inc., Class A(c)	231	49,233
Walmart, Inc.	318	48,651

		1,696,364

Total Common Stocks & Other Equity Interests (Cost $3,877,683)		2,681,775

Mutual Fund-15.52%
United States-15.52%
Grayscale Bitcoin Trust BTC (Cost $707,998)	18,713	493,649

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $4,585,681)		3,175,424

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-15.09%
Invesco Private Government Fund, 0.40%(e)(f)(g)	141,830	141,830
Invesco Private Prime Fund, 0.35%(e)(f)(g)	337,880	337,880

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $479,699)		479,710

TOTAL INVESTMENTS IN SECURITIES-114.96% (Cost $5,065,380)		3,655,134
OTHER ASSETS LESS LIABILITIES-(14.96)%		(475,758)

NET ASSETS-100.00%		$3,179,376

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

4

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)–(continued)

April 30, 2022

(Unaudited)

Investment Abbreviations:

ADR- American Depositary Receipt

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly- owned subsidiary. All inter- company accounts and transactions have been eliminated in consolidations.
(b)	Non- income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented 1.49% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly- owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$292,938	$(292,938)	$-	$-	$-	$ 5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,822,778	(1,680,948)	-	-	141,830	124	*
Invesco Private Prime Fund	-	2,670,878	(2,332,895)	11	(114)	337,880	354	*

Total	$-	$4,786,594	$(4,306,781)	$11	$(114)	$479,710	$483

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7- day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Information Technology	48.40

Investment Companies	15.53

Financials	13.46

Communication Services	7.10

Industrials	5.38

Consumer Discretionary	4.00

Consumer Staples	3.06

Sector Types Each Less Than 3%	2.94

Money Market Funds Plus Other Assets Less Liabilities	0.13

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

5

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

April 30, 2022

(Unaudited)

Consolidated Schedule of Investments(a)

	Shares	Value
Common Stocks & Other Equity Interests-83.72%
Australia-2.07%
Iris Energy Ltd.(b)(c)	16,925	$147,078

Canada-13.22%
BIGG Digital Assets, Inc.(b)	408,843	169,545
Bitfarms Ltd.(b)(c)	72,065	207,547
Hive Blockchain Technologies Ltd.(b)	125,931	186,229
Hut 8 Mining Corp.(b)	48,530	173,911
Sphere 3D Corp.(b)	36,616	50,164
Voyager Digital Ltd.(b)	45,152	150,501

		937,897

China-12.20%
Bit Digital, Inc.(b)(c)	75,030	152,311
BIT Mining Ltd., ADR(b)	85,903	143,458
Canaan, Inc., ADR(b)(c)	45,507	172,927
Ebang International Holdings, Inc., A Shares(b)	200,927	186,862
Meitu, Inc.(b)(c)(d)	597,399	70,891
SOS Ltd., ADR(b)	154,493	65,227
Tencent Holdings Ltd.	1,564	73,368

		865,044

Germany-6.07%
Bitcoin Group SE(b)(c)	5,714	225,870
Northern Data AG(b)	3,981	204,483

		430,353

Hong Kong-2.80%
EQONEX Ltd.(b)(c)	128,158	198,645

Norway-0.96%
Aker ASA, Class A	829	68,264

Taiwan-0.98%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	744	69,140

United Kingdom-3.13%
Argo Blockchain PLC(b)	275,000	221,743

United States-42.29%
Advanced Micro Devices, Inc.(b)	720	61,574
Alphabet, Inc., Class A(b)	27	61,619
Bakkt Holdings, Inc.(b)(c)	45,859	175,181
BitNile Holdings, Inc.(b)	118,756	48,013
Block, Inc., Class A(b)	1,884	187,533
BTCS, Inc.(b)	59,571	197,180
Cleanspark, Inc.(b)(c)	21,283	138,127
Coinbase Global, Inc., Class A(b)	1,427	160,837
Core Scientific, Inc.(b)(c)	28,756	169,948

Investment Abbreviations:

ADR-American Depositary Receipt

	Shares	Value
United States-(continued)
Galaxy Digital Holdings Ltd.(b)(c)	5,184	$56,989
GreenBox POS(b)(c)	55,655	200,915
Greenidge Generation Holdings, Inc.(b)	27,315	171,265
JPMorgan Chase & Co.	570	68,035
Marathon Digital Holdings, Inc.(b)(c)	9,975	155,610
Meta Platforms, Inc., Class A(b)	335	67,158
Microsoft Corp.	248	68,825
MicroStrategy, Inc., Class A(b)(c)	512	181,335
NVIDIA Corp.	309	57,310
Riot Blockchain, Inc.(b)(c)	13,611	138,016
Silvergate Capital Corp., Class A(b)	1,821	212,984
Soluna Holdings, Inc.(b)	22,645	192,709
Stronghold Digital Mining, Inc., Class A(b)(c)	14,821	57,802
Terawulf, Inc.(b)	9,234	34,997
Tesla, Inc.(b)	71	61,824
Visa, Inc., Class A(c)	346	73,743

		2,999,529

Total Common Stocks & Other Equity Interests (Cost $9,383,778)		5,937,693

Mutual Fund-16.39%
United States-16.39%
Grayscale Bitcoin Trust BTC (Cost $1,782,173)	44,064	1,162,408

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $11,165,951)		7,100,101

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds-26.45%
Invesco Private Government Fund, 0.40%(e)(f)(g)	555,780	555,780
Invesco Private Prime Fund, 0.35%(e)(f)(g)	1,319,792	1,319,792

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,875,504)		1,875,572

TOTAL INVESTMENTS IN SECURITIES-126.56% (Cost $13,041,455)		8,975,673
OTHER ASSETS LESS LIABILITIES-(26.56)%		(1,883,372)

NET ASSETS-100.00%		$7,092,301

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

6

Invesco Alerian Galaxy Crypto Economy ETF (SATO)–(continued)

April 30, 2022

(Unaudited)

Notes to Consolidated Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2022.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2022 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$413,001	$175,868	$(588,869)	$-	$-	$-	$10
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	5,598,422	(5,042,642)	-	-	555,780	397	*
Invesco Private Prime Fund	-	8,001,639	(6,681,525)	68	(390)	1,319,792	1,162	*

Total	$413,001	$13,775,929	$(12,313,036)	$68	$(390)	$1,875,572	$1,569

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

Portfolio Composition

Sector Breakdown (% of the Fund’s Net Assets)

as of April 30, 2022

Information Technology	60.95

Investment Companies	16.39

Financials	15.49

Communication Services	3.85

Sector Types Each Less Than 3%	3.43

Money Market Funds Plus Other Assets Less Liabilities	(0.11)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

7

Consolidated Statements of Assets and Liabilities

April 30, 2022

(Unaudited)

	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Assets:
Unaffiliated investments in securities, at value(a)	$3,175,424	$7,100,101
Affiliated investments in securities, at value	479,710	1,875,572
Deposits with brokers:
Cash segregated as collateral	-	44,855
Receivable for:
Dividends	3,288	3,541
Securities lending	3,256	12,925
Fund shares sold	-	42,719

Total assets	3,661,678	9,079,713

Liabilities:
Due to custodian	571	19,632
Due to foreign custodian	33	170
Payable for:
Investments purchased	-	42,719
Collateral upon return of securities loaned	479,699	1,875,504
Collateral upon receipt of securities in-kind	-	44,854

Accrued unitary management fees	1,807	3,956
Accrued tax expenses	192	577

Total liabilities	482,302	1,987,412

Net Assets	$3,179,376	$7,092,301

Net assets consist of:
Shares of beneficial interest	$5,000,025	$12,816,556
Distributable earnings (loss)	(1,820,649)	(5,724,255)

Net Assets	$3,179,376	$7,092,301

Shares outstanding (unlimited amount authorized, $0.01 par value)	200,001	550,001
Net asset value	$15.90	$12.90

Market price	$15.88	$12.93

Unaffiliated investments in securities, at cost	$4,585,681	$11,165,951

Affiliated investments in securities, at cost	$479,699	$1,875,504

Foreign currencies (due to foreign custodian), at cost	$(35)	$(176)

(a) Includes securities on loan with an aggregate value of:	$434,159	$1,690,538

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Consolidated Statements of Operations

For the six months ended April 30, 2022

(Unaudited)

	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	Invesco Alerian Galaxy Crypto Economy ETF (SATO)
Investment income:
Unaffiliated dividend income	$19,833	$8,972
Affiliated dividend income	5	10
Securities lending income	43,528	149,149
Foreign withholding tax	(1,235)	(783)

Total investment income	62,131	157,348

Expenses:
Unitary management fees	14,982	29,869
Tax expenses	192	577

Total expenses	15,174	30,446

Less: Waivers	(1,859)	(3,752)

Net expenses	13,315	26,694

Net investment income	48,816	130,654

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(413,445)	(1,665,489)
Affiliated investment securities	(114)	(390)
Foreign currencies	710	(418)

Net realized gain (loss)	(412,849)	(1,666,297)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,990,749)	(5,466,808)
Affiliated investment securities	11	68
Foreign currencies	(12)	(12)

Change in net unrealized appreciation (depreciation)	(1,990,750)	(5,466,752)

Net realized and unrealized gain (loss)	(2,403,599)	(7,133,049)

Net increase (decrease) in net assets resulting from operations	$(2,354,783)	$(7,002,395)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

9

Statements of Changes in Net Assets

For the six months ended April 30, 2022 and the year ended October 31, 2021

(Unaudited)

	Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)		Invesco Alerian Galaxy Crypto Economy ETF (SATO)
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	April 30,	October 31,	April 30,	October 31,
	2022	2021	2022	2021(a)
Operations:
Net investment income (loss)	$48,816	$981	$130,654	$(3,186)
Net realized gain (loss)	(412,849)	4,712	(1,666,297)	1,428
Change in net unrealized appreciation (depreciation)	(1,990,750)	580,491	(5,466,752)	1,400,958

Net increase (decrease) in net assets resulting from operations	(2,354,783)	586,184	(7,002,395)	1,399,200

Distributions to Shareholders from:
Distributable earnings	(52,050)	-	(121,060)	-

Shareholder Transactions:
Proceeds from shares sold	-	5,000,025	2,453,242	10,363,314

Net increase in net assets resulting from share transactions	-	5,000,025	2,453,242	10,363,314

Net increase (decrease) in net assets	(2,406,833)	5,586,209	(4,670,213)	11,762,514

Net assets:
Beginning of period	5,586,209	-	11,762,514	-

End of period	$3,179,376	$5,586,209	$7,092,301	$11,762,514

Changes in Shares Outstanding:
Shares sold	-	200,001	150,000	400,001
Shares outstanding, beginning of period	200,001	-	400,001	-

Shares outstanding, end of period	200,001	200,001	550,001	400,001

(a)	For the period October 5, 2021 (commencement of investment operations) through October 31, 2021.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

10

Consolidated Financial Highlights

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

	Six Months Ended April 30, 2022		For the Period October 5, 2021(a) Through October 31,
	(Unaudited)		2021
Per Share Operating Performance:
Net asset value at beginning of period	$27.93		$25.00

Net investment income(b)	0.24		0.01
Net realized and unrealized gain (loss) on investments	(12.01)		2.92

Total from investment operations	(11.77)		2.93

Distributions to shareholders from:
Net investment income	(0.26)		-

Net asset value at end of period	$15.90		$27.93

Market price at end of period(c)	$15.88		$27.73

Net Asset Value Total Return(d)	(42.36)%		11.72	%(e)
Market Price Total Return(d)	(42.02)%		10.92	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,179		$5,586
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(f)	0.60	%(f)
Expenses, prior to Waivers	0.69	%(f)	0.60	%(f)
Net investment income	2.23	%(f)	0.27	%(f)
Portfolio turnover rate(g)	66%		12%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 10.48%. The market price total return from Fund Inception to October 31, 2021 was 9.34%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

11

Consolidated Financial Highlights–(continued)

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

	Six Months Ended April 30, 2022		For the Period October 5, 2021(a) Through October 31,
	(Unaudited)		2021
Per Share Operating Performance:
Net asset value at beginning of period	$29.41		$25.00

Net investment income (loss)(b)	0.30		(0.01)
Net realized and unrealized gain (loss) on investments	(16.53)		4.42

Total from investment operations	(16.23)		4.41

Distributions to shareholders from:
Net investment income	(0.25)		-
Net realized gains	(0.03)		-

Total distributions	(0.28)		-

Net asset value at end of period	$12.90		$29.41

Market price at end of period(c)	$12.93		$29.09

Net Asset Value Total Return(d)	(55.47)%		17.64	%(e)
Market Price Total Return(d)	(54.87)%		16.36	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$7,092		$11,763
Ratio to average net assets of:
Expenses, after Waivers	0.61	%(f)	0.60	%(f)
Expenses, prior to Waivers	0.70	%(f)	0.60	%(f)
Net investment income (loss)	3.00	%(f)	(0.60	)%(f)
Portfolio turnover rate(g)	73%		10%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

(e)

The net asset value total return from Fund Inception (October 7, 2021, the first day of trading on the exchange) to October 31, 2021 was 16.25%. The market price total return from Fund Inception to October 31, 2021 was 13.63%.

(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

12

Notes to Consolidated Financial Statements

Invesco Exchange-Traded Fund Trust II

April 30, 2022

NOTE 1–Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios and their respective wholly-owned subsidiaries organized under the laws of the Cayman Islands:

Full Name	Short Name	Subsidiary

Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)	“Alerian Galaxy Blockchain Users and Decentralized Commerce ETF”	Invesco GBE Cayman Ltd.

Invesco Alerian Galaxy Crypto Economy ETF (SATO)	“Alerian Galaxy Crypto Economy ETF”	Invesco GCE Cayman Ltd.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for cash and/or the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	Alerian Galaxy Global Blockchain Equity, Trusts and ETPs Index

Alerian Galaxy Crypto Economy ETF	Alerian Galaxy Global Cryptocurrency-Focused Blockchain Equity, Trusts and ETPs Index

Each Fund’s investment in its respective Subsidiary is expected to provide the Fund with exposure to exchange-traded products and private investment trusts traded over-the-counter that are linked to cryptocurrencies. Each Fund may invest up to 25% of its respective total assets in its Subsidiary.

NOTE 2–Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their consolidated financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services–Investment Companies.

A. Security	Valuation - Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts may be valued up to 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible debt securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of

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securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, a Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Investment Transactions and Investment Income - Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of each Fund’s

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NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statements of Operations and the Consolidated Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

C.

Country Determination - For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether each Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Dividends and Distributions to Shareholders - Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on the ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on the ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

E.

Federal Income Taxes - Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, each Fund is required to increase its taxable income by its share of its Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by each Fund in the current period nor carried forward to offset taxable income in future periods.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from a Fund’s unitary management fee and are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G.

Accounting Estimates - The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. All inter-company accounts and transactions have been eliminated in consolidation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Also, under each Subsidiary’s organizational documents,

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the directors and officers of the Subsidiary are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - Each Fund may participate in securities lending and may loan portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Consolidated Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. For Funds that participated in securities lending, dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Consolidated Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Consolidated Statements of Assets and Liabilities.

Invesco Advisers, Inc. (“Invesco”), an affiliate of the Adviser, serves as an affiliated securities lending agent for each Fund participating in the securities lending program. The Bank of New York Mellon (“BNYM”) also continues to serve as a lending agent. To the extent a Fund utilizes Invesco as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2022, each Fund had affiliated securities lending transactions with Invesco. Fees paid to Invesco for securities lending agent services, which are included in Securities lending income on the Statements of Operations, were incurred by each Fund as listed below:

Amount
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,254
Alerian Galaxy Crypto Economy ETF	5,036

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on a

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Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Each Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which a Fund invests.

K.	Other Risks

ADR and GDR Risk. Certain Funds may invest in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Fund Shares, and Shares may be more likely to trade at a premium or discount to a Fund’s NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase this risk.

Blockchain Company Investments Risk. Companies engaged in the development, enablement and acquisition of blockchain technologies are subject to a number of risks. Blockchain technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains. A lack of expansion in the usage of blockchain technology could adversely affect the underlying holdings of the Funds. Moreover, the extent to which companies held by the Funds utilize blockchain technology may vary, and it is possible that even widespread adoption of blockchain technology may not result in a material impact on the stock price of such companies.

Furthermore, companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Funds. Additionally, blockchain technology is new, and as such may be subject to future laws or regulations. Any such regulatory changes affecting blockchain technology may adversely impact an investment in companies utilizing this technology.

Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger.

In addition, because blockchain functionality relies on the Internet, a significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Funds. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Cryptocurrency Risk. Cryptocurrencies (also referred to as “virtual currencies” and “digital currencies”) are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies. While the Funds will not invest directly in cryptocurrencies, the value of the Funds’ investments in cryptocurrency-linked assets (including private trusts and ETPs) is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on

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electronic exchanges. The price of a digital currency could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in a digital currency network or a change in user preference to competing cryptocurrencies. Cryptocurrency is a new technological innovation with a limited history; it is a highly speculative asset, and the Funds’ exposure to cryptocurrency-linked assets could result in substantial losses to the Funds.

Cryptocurrencies trade on exchanges, which are largely unregulated and, therefore, are more exposed to fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Cryptocurrency exchanges have in the past, and may in the future, cease operating temporarily or even permanently, resulting in the potential loss of users’ cryptocurrency or other market disruptions. Cryptocurrency exchanges are more exposed to the risk of market manipulation than exchanges for traditional assets. Cryptocurrency exchanges that are regulated typically must comply with minimum net capital, cybersecurity, and anti-money laundering requirements, but are not typically required to protect customers or their markets to the same extent that regulated securities exchanges or futures exchanges are required to do so. Furthermore, many cryptocurrency exchanges lack certain safeguards established by traditional exchanges to enhance the stability of trading on the exchange, such as measures designed to prevent sudden drops in value of items traded on the exchange (i.e., “flash crashes”). As a result, the prices of cryptocurrencies on exchanges may be subject to larger and more frequent sudden declines than assets traded on traditional exchanges. In addition, cryptocurrency exchanges are also subject to the risk of cybersecurity threats and have been breached, resulting in the theft and/or loss of cryptocurrencies. A cyber or other security breach or a business failure of a cryptocurrency exchange or custodian may affect the price of a particular cryptocurrency or cryptocurrencies generally. A risk also exists with respect to malicious actors or previously unknown vulnerabilities, which may adversely affect the value of a digital currency.

Currently, there is relatively limited use of cryptocurrency in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion by cryptocurrencies into retail and commercial markets, or a contraction of such use, may result in increased volatility or a reduction in the value of cryptocurrencies, either of which could adversely impact a Fund’s investment in cryptocurrency. In addition, to the extent market participants develop a preference for one cryptocurrency over another, the value of the less preferred cryptocurrency would likely be adversely affected.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing a Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on a Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

Digital Asset Company Investments Risk. Companies engaged in the development, enablement and acquisition of digital assets and cryptocurrencies are subject to a number of risks. The technology relating to digital assets, including blockchain, is developing and the risks associated with digital assets may not fully emerge until the technology is widely used. Cryptocurrencies and blockchain technology are new and many of their uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. Furthermore, the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to cryptocurrencies. A lack of expansion in the usage of cryptocurrencies could adversely affect an investment in the Funds.

Currently, there are relatively few companies for which digital assets represents an attributable and significant revenue stream. Therefore, the values of the companies included in an Underlying Index may not be a reflection of their connection to digital assets, but may be based on other business operations. Furthermore, companies that are developing applications of digital assets and cryptocurrencies may not in fact do so or may not be able to capitalize on those digital assets. Blockchain technology also may never be implemented to a scale that provides identifiable economic benefit to the companies included in an Underlying Index, which could adversely affect an investment in the Funds. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain and/or cryptocurrencies may adversely affect an investment in the Funds.

There may be risks posed by the lack of regulation for digital assets and any future regulatory developments could affect the viability and expansion of the use of digital assets.

Emerging Markets Investment Risk. For certain Funds, investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and

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unsettled. Therefore, laws regarding foreign investment in emerging markets securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when a Fund’s index provider selects securities for inclusion in the Fund’s Underlying Index or rebalances the Underlying Index.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities are also subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming. Additionally, each Fund rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to each Fund’s rebalance schedule.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to each Fund’s NAV.

Micro-Capitalization Company Risk. Investments in the securities of micro-capitalization companies involve substantially greater risks of loss and price fluctuations than other securities with larger capitalizations. Micro-capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth or may be overly reliant on specific key individuals. In addition, less public information may be available about these companies. The shares of micro-capitalization

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companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Non-Correlation Risk. Each Fund’s return may not match the return of its corresponding Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its corresponding Underlying Index. Because certain Funds issue and redeem Creation Units principally for cash, such Funds will incur higher costs in buying and selling securities than if they issued and redeemed Creation Units in-kind. Additionally, a Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of its corresponding Underlying Index as would be the case if the Fund purchased all of the securities in its corresponding Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of each Fund and its corresponding Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its corresponding Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Sampling Risk. Certain Funds’ use of a representative sampling approach may result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Subsidiary Investment Risk. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with its respective Subsidiary’s investments. Each Subsidiary is not registered under the 1940 Act; therefore each Fund will not receive all of the protections offered to investors in registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

COVID-19 Risk. The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 3–Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the

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election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

Unitary Management Fees (as a % of average daily net assets)
Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	0.60%

Alerian Galaxy Crypto Economy ETF	0.60%

Further, through at least August 31, 2024, the Adviser has contractually agreed to waive the management fee payable by each Fund in an amount equal to the lesser of: (i) 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s investments in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser or (ii) the management fee available to be waived. These waivers do not apply to a Fund’s investment of cash collateral received for securities lending. There is no guarantee that the Adviser will extend the waiver of these fees past that date.

For the six months ended April 30, 2022, the Adviser waived fees for each Fund in the following amounts:

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$1,859

Alerian Galaxy Crypto Economy ETF	3,752

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with GKD Index Partners, LLC d/b/a Alerian (the “Licensor”).

Each Underlying Index name trademark is owned by the Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby BNYM, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

For the six months ended April 30, 2022, the following Fund incurred brokerage commissions with Invesco Capital Markets, Inc. (“ICMI”), an affiliate of the Adviser and Distributor, for portfolio transactions executed on behalf of the Fund, as listed below:

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$2,805

Alerian Galaxy Crypto Economy ETF	6,141

Portfolio transactions with ICMI that have not settled at period-end, if any, are shown in the Consolidated Statements of Assets and Liabilities under the receivable caption Investments sold - affiliated broker and/or payable caption Investments purchased -affiliated broker.

NOTE 4–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent

21

uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF

Investments in Securities

Common Stocks & Other Equity Interests	$2,260,736	$421,039	$-	$2,681,775

Mutual Fund	493,649	-	-	493,649

Money Market Funds	-	479,710	-	479,710

Total Investments	$2,754,385	$900,749	$-	$3,655,134

Alerian Galaxy Crypto Economy ETF

Investments in Securities

Common Stocks & Other Equity Interests	$5,073,074	$864,619	$-	$5,937,693

Mutual Fund	1,162,408	-	-	1,162,408

Money Market Funds	-	1,875,572	-	1,875,572

Total Investments	$6,235,482	$2,740,191	$-	$8,975,673

NOTE 5–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2021, as follows:

	No expiration
	Short-Term	Long-Term	Total

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$5,361	$-	$5,361

Alerian Galaxy Crypto Economy ETF	-	-	-

NOTE 6–Investment Transactions

For the six months ended April 30, 2022, the cost of securities purchased and the proceeds from sales of securities (other than short-term securities, U.S. Government obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$2,917,110	$2,918,945

Alerian Galaxy Crypto Economy ETF	6,966,972	6,445,129

For the six months ended April 30, 2022, in-kind transactions associated with creations and redemptions were as follows:

	In-kind Purchases	In-kind Sales

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$ -	$-

Alerian Galaxy Crypto Economy ETF	2,032,214	-

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

As of April 30, 2022, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost

Alerian Galaxy Blockchain Users and Decentralized Commerce ETF	$19,360	$(1,430,173)	$(1,410,813)	$5,065,947

Alerian Galaxy Crypto Economy ETF	4,942	(4,083,612)	(4,078,670)	13,054,343

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NOTE 7–Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of their compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco ETFs. The Deferral Fees payable to a Participating Trustee are valued as of the date such Deferral Fees would have been paid to a Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

NOTE 8–Capital

Shares are issued and redeemed by each Fund only in Creation Units consisting of a specified number of Shares as set forth in each Fund’s prospectus. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

23

Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser). The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2022.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratio	Expenses Paid
	Account Value	Account Value	Based on the	During the
	November 1, 2021	April 30, 2022	Six-Month Period	Six-Month Period(1)
Invesco Alerian Galaxy Blockchain Users and Decentralized Commerce ETF (BLKC)

Actual	$1,000.00	$576.40	0.61%	$2.38

Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06

Invesco Alerian Galaxy Crypto Economy ETF (SATO)

Actual	1,000.00	445.30	0.61	2.19

Hypothetical (5% return before expenses)	1,000.00	1,021.77	0.61	3.06

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2022. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2022 Invesco Capital Management LLC 3500 Lacey Road, Suite 700
Downers Grove, IL 60515	P-PS-SAR-11
invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Fund Trust II

By: /s/ Anna Paglia

Name: Anna Paglia
Title: President

Date: July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Anna Paglia

Name: Anna Paglia
Title: President

Date: July 6, 2022

By: /s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date: July 6, 2022